FEBRUARY 29, 2024 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBX
::
Investments
Principal
Amount Value
Short-Term Investments — 90 .0%
Repurchase Agreements (a) — 90 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $13,944,513
(Cost $13,942,461) $ 13,942,461 $ 13,942,461
Total Investments — 90.0%
(Cost $13,942,461) 13,942,461
Other assets less liabilities — 10.0% 1,547,630
Net Assets — 100.0% $ 15,490,091
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 3 6/18/2024 U.S. Dollar $ 331,500 $ (709)
Swap Agreements
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(5,615,843) 11/6/2024 Bank of America NA (4.84)%
ICE U.S. Treasury 7-10 Year
Bond Index 257,471
(3,444,212) 11/6/2024 Citibank NA (4.86)%
ICE U.S. Treasury 7-10 Year
Bond Index (427,614)
(6,163,364) 12/10/2024 Goldman Sachs International (5.11)%
ICE U.S. Treasury 7-10 Year
Bond Index 80,487
(15,223,419) (89,656)
Total Unrealized
Appreciation
337,958
Total Unrealized
Depreciation
(427,614)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT 20+ YEAR TREASURY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
Investments
Principal
Amount Value
Short-Term Investments — 93 .7%
Repurchase Agreements (a) — 24 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $23,120,384
(Cost $23,116,984) $ 23,116,984 $ 23,116,984
U.S. Treasury Obligations (b) — 69 .0%
U.S. Treasury Bills
5.46%, 3/28/2024 (c) 40,000,000 39,841,750
5.30%, 5/21/2024 (c) 25,000,000 24,706,066
Total U.S. Treasury Obligations
(Cost $64,546,895) 64,547,816
Total Short-Term Investments
(Cost $87,663,879) 87,664,800
Total Investments — 93.7%
(Cost $87,663,879) 87,664,800
Other assets less liabilities — 6.3% 5,919,650
Net Assets — 100.0% $ 93,584,450
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,698,963.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 20 6/18/2024 U.S. Dollar $ 2,385,625 $ (6,288)
Swap Agreements
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(19,658,042) 11/6/2024 Bank of America NA (5.03)%
ICE U.S. Treasury 20+ Year
Bond Index 1,522,043
(8,836,416) 11/6/2024 Barclays Capital (5.11)%
ICE U.S. Treasury 20+ Year
Bond Index (676,847)
(10,965,513) 11/6/2024 Citibank NA (4.88)%
ICE U.S. Treasury 20+ Year
Bond Index (4,785,234)
(13,419,568) 12/10/2024 Goldman Sachs International (4.91)%
ICE U.S. Treasury 20+ Year
Bond Index (1,122)
(25,789,525) 11/6/2024
Morgan Stanley & Co.
International plc (5.16)%
ICE U.S. Treasury 20+ Year
Bond Index 405,638
(13,458,077) 11/6/2024 Societe Generale (5.01)%
ICE U.S. Treasury 20+ Year
Bond Index 5,828,142
(92,127,141) 2,292,620
Total Unrealized
Appreciation
7,755,823
Total Unrealized
Depreciation
(5,463,203)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Investments
Principal
Amount Value
Short-Term Investments — 111 .7%
Repurchase Agreements (a) — 54 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $93,128,209
(Cost $93,114,510) $ 93,114,510 $ 93,114,510
U.S. Treasury Obligations (b) — 57 .6%
U.S. Treasury Bills
5.29%, 4/4/2024 (c) 25,000,000 24,875,294
5.32%, 5/9/2024 (c) 50,000,000 49,497,115
5.17%, 7/5/2024 (c) 25,000,000 24,549,375
Total U.S. Treasury Obligations
(Cost $98,936,077) 98,921,784
Total Short-Term Investments
(Cost $192,050,587) 192,036,294
Total Investments — 111.7%
(Cost $192,050,587) 192,036,294
Liabilities in excess of other assets — (11.7%) (20,051,307)
Net Assets — 100.0% $ 171,984,987
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $34,062,761.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 19 3/15/2024 U.S. Dollar $ 3,709,085 $ (69,291)
Swap Agreements
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(19,888,159) 3/6/2025 Bank of America NA (5.78)%
Dow Jones Industrial
Average
SM
(2,520,164)
(10,646,015) 11/6/2025 Barclays Capital (5.53)%
Dow Jones Industrial
Average
SM
(2,472,172)
(31,041,126) 2/11/2025 BNP Paribas SA (5.63)%
Dow Jones Industrial
Average
SM
(3,781,556)
(19,576,188) 3/6/2025 Citibank NA (5.63)%
Dow Jones Industrial
Average
SM
(4,316,978)
(17,080,419) 11/7/2024 Goldman Sachs International (5.68)%
Dow Jones Industrial
Average
SM
(2,784,442)
(38,606,426) 11/14/2024 Societe Generale (5.63)%
Dow Jones Industrial
Average
SM
(4,778,098)
(31,388,272) 11/7/2024 UBS AG (5.18)%
Dow Jones Industrial
Average
SM
(4,195,536)
(168,226,605) (24,848,946)
Total Unrealized
Depreciation
(24,848,946)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT FINANCIALS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SEF
::
Investments
Principal
Amount Value
Short-Term Investments — 147 .8%
Repurchase Agreements (a) — 54 .3%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $8,576,099
(Cost $8,574,836) $ 8,574,836 $ 8,574,836
U.S. Treasury Obligations (b) — 93 .5%
U.S. Treasury Bills
5.30%, 5/9/2024 (c) 8,000,000 7,919,538
5.08%, 8/8/2024 (c) 7,000,000 6,840,509
Total U.S. Treasury Obligations
(Cost $14,765,837) 14,760,047
Total Short-Term Investments
(Cost $23,340,673) 23,334,883
Total Investments — 147.8%
(Cost $23,340,673) 23,334,883
Liabilities in excess of other assets — (47.8%) (7,543,054)
Net Assets — 100.0% $ 15,791,829
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,803,520.
(c) The rate shown was the current yield as of February 29, 2024.
Swap Agreements
Short Financials had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,617,948) 3/6/2025 Bank of America NA (5.43)%
S&P Financial Select Sector
Index
c
(1,045,328)
(6,163,675) 3/6/2025 BNP Paribas SA (5.63)%
S&P Financial Select Sector
Index
c
(2,031,661)
(213,568) 4/7/2025 Citibank NA (5.28)%
S&P Financial Select Sector
Index
c
(37,683)
(1,394,649) 3/6/2025 Goldman Sachs International (5.43)%
S&P Financial Select Sector
Index
c
(140,895)
(3,166,768) 3/6/2025 Societe Generale (5.63)%
S&P Financial Select Sector
Index
c
(1,875,932)
(2,220,115) 3/6/2025 UBS AG (5.43)%
S&P Financial Select Sector
Index
c
(1,840,270)
(15,776,723) (6,971,769)
Total Unrealized
Depreciation
(6,971,769)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: SHORT FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

YXI
::
Investments
Principal
Amount Value
Short-Term Investments — 65 .7%
Repurchase Agreements (a) — 65 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $4,463,729
(Cost $4,463,072) $ 4,463,072 $ 4,463,072
Total Investments — 65.7%
(Cost $4,463,072) 4,463,072
Other assets less liabilities — 34.3% 2,329,931
Net Assets — 100.0% $ 6,793,003
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,962,243) 11/14/2024 Bank of America NA (3.83)% iShares
®
China Large-Cap ETF 378,194
(632,077) 11/14/2024 Citibank NA (2.58)% iShares
®
China Large-Cap ETF 264,233
(2,342,743) 3/6/2025 Goldman Sachs International (4.83)% iShares
®
China Large-Cap ETF 26,901
(1,451,826) 11/14/2024 Societe Generale (3.88)% iShares
®
China Large-Cap ETF (28,866)
(398,541) 11/14/2024 UBS AG (3.58)% iShares
®
China Large-Cap ETF 480,966
(6,787,430) 1,121,428
Total Unrealized
Appreciation
1,150,294
Total Unrealized
Depreciation
(28,866)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT HIGH YIELD :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SJB
::
Investments
Principal
Amount Value
Short-Term Investments — 110 .4%
Repurchase Agreements (a) — 15 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $18,069,262
(Cost $18,066,606) $ 18,066,606 $ 18,066,606
U.S. Treasury Obligations (b) — 94 .6%
U.S. Treasury Bills
5.44%, 3/21/2024 (c) 75,000,000 74,779,791
5.30%, 5/9/2024 (c) 20,000,000 19,798,846
5.08%, 8/8/2024 (c) 14,000,000 13,681,018
Total U.S. Treasury Obligations
(Cost $108,271,177) 108,259,655
Total Short-Term Investments
(Cost $126,337,783) 126,326,261
Total Investments — 110.4%
(Cost $126,337,783) 126,326,261
Liabilities in excess of other assets — (10.4%) (11,876,693)
Net Assets — 100.0% $ 114,449,568
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $23,820,635.
(c) The rate shown was the current yield as of February 29, 2024.
Swap Agreements
a
Short High Yield had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(8,871,497) 3/7/2024 BNP Paribas SA (3.33)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF (2,470,251)
(91,951,308) 3/6/2025 Citibank NA (2.58)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF (10,703,851)
(8,233,879) 11/7/2024 Goldman Sachs International (1.08)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF (498,353)
(5,655,838) 3/6/2024 UBS AG (2.33)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF (780,433)
(114,712,522) (14,452,888)
Total Unrealized
Depreciation
(14,452,888)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MYY
::
Investments
Principal
Amount Value
Short-Term Investments — 92 .7%
Repurchase Agreements (a) — 92 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $5,671,537
(Cost $5,670,702) $ 5,670,702 $ 5,670,702
Total Investments — 92.7%
(Cost $5,670,702) 5,670,702
Other assets less liabilities — 7.3% 445,846
Net Assets — 100.0% $ 6,116,548
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 2 3/15/2024 U.S. Dollar $ 578,520 $ (48,654)
Swap Agreements
Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(974,156) 2/11/2025 Bank of America NA (5.68)% S&P MidCap 400
®
(748,221)
(659,073) 2/11/2025 BNP Paribas SA (5.53)% S&P MidCap 400
®
(317,891)
(1,422,209) 3/6/2025 Citibank NA (5.53)% S&P MidCap 400
®
(279,938)
(1,138,924) 3/6/2024
Morgan Stanley & Co.
International plc (5.13)% S&P MidCap 400
®
(164,154)
(1,341,271) 11/14/2024 Societe Generale (5.31)% S&P MidCap 400
®
58,276
(5,535,633) (1,451,928)
Total Unrealized
Appreciation
58,276
Total Unrealized
Depreciation
(1,510,204)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT MSCI EAFE :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFZ
::
Investments
Principal
Amount Value
Short-Term Investments — 92 .8%
Repurchase Agreements (a) — 92 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $23,944,944
(Cost $23,941,423) $ 23,941,423 $ 23,941,423
Total Investments — 92.8%
(Cost $23,941,423) 23,941,423
Other assets less liabilities — 7.2% 1,867,995
Net Assets — 100.0% $ 25,809,418
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,357,626) 11/14/2024 Citibank NA (4.93)% iShares
®
MSCI EAFE ETF (479,772)
(13,733,478) 3/6/2025 Goldman Sachs International (5.38)% iShares
®
MSCI EAFE ETF (1,818,905)
(4,895,434) 11/14/2024 Societe Generale (4.73)% iShares
®
MSCI EAFE ETF (1,897,789)
(4,886,272) 3/6/2025 UBS AG (4.93)% iShares
®
MSCI EAFE ETF (2,089,079)
(25,872,810) (6,285,545)
Total Unrealized
Depreciation
(6,285,545)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUM
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .8%
Repurchase Agreements (a) — 91 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $17,847,268
(Cost $17,844,642) $ 17,844,642 $ 17,844,642
Total Investments — 91.8%
(Cost $17,844,642) 17,844,642
Other assets less liabilities — 8.2% 1,583,721
Net Assets — 100.0% $ 19,428,363
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(6,800,200) 3/6/2025 Bank of America NA (4.53)%
iShares
®
MSCI Emerging
Markets ETF 90,964
(2,780,244) 11/14/2024 Citibank NA (4.78)%
iShares
®
MSCI Emerging
Markets ETF (52,543)
(2,699,054) 4/10/2024 Goldman Sachs International (4.83)%
iShares
®
MSCI Emerging
Markets ETF (3,941)
(486,100) 11/14/2024
Morgan Stanley & Co.
International plc (4.78)%
iShares
®
MSCI Emerging
Markets ETF 460
(1,262,612) 11/14/2024 Societe Generale (3.83)%
iShares
®
MSCI Emerging
Markets ETF (599,714)
(5,406,434) 4/10/2024 UBS AG (4.23)%
iShares
®
MSCI Emerging
Markets ETF (1,883,676)
(19,434,644) (2,448,450)
Total Unrealized
Appreciation
91,424
Total Unrealized
Depreciation
(2,539,874)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT QQQ :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Investments
Principal
Amount Value
Short-Term Investments — 136 .5%
Repurchase Agreements (a) — 27 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $163,198,658
(Cost $163,174,653) $ 163,174,653 $ 163,174,653
U.S. Treasury Obligations (b) — 109 .3%
U.S. Treasury Bills
5.29%, 3/5/2024 (c) 25,000,000 24,985,373
5.29%, 3/12/2024 (c) 125,000,000 124,798,563
5.42%, 3/14/2024 (c) 50,000,000 49,904,874
5.44%, 3/21/2024 (c) 75,000,000 74,779,792
5.46%, 3/28/2024 (c) 75,000,000 74,703,281
5.31%, 4/2/2024 (c) 50,000,000 49,764,667
5.29%, 4/4/2024 (c) 30,000,000 29,850,353
5.28%, 4/11/2024 (c) 25,000,000 24,849,809
5.31%, 5/2/2024 (c) 25,000,000 24,773,291
5.30%, 5/21/2024 (c) 50,000,000 49,412,131
5.17%, 7/5/2024 (c) 30,000,000 29,459,250
4.91%, 7/11/2024 (c) 100,000,000 98,114,600
Total U.S. Treasury Obligations
(Cost $655,547,786) 655,395,984
Total Short-Term Investments
(Cost $818,722,439) 818,570,637
Total Investments — 136.5%
(Cost $818,722,439) 818,570,637
Liabilities in excess of other assets — (36.5%) (218,954,504)
Net Assets — 100.0% $ 599,616,133
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $242,224,506.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
Short QQQ had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 100 3/15/2024 U.S. Dollar $ 36,165,500 $ (1,631,887)

FEBRUARY 29, 2024 (UNAUDITED) :: SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Swap Agreements
Short QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(45,037,450) 3/6/2025 Bank of America NA (5.68)% Nasdaq-100 Index
®
(22,599,022)
(37,007,936) 11/6/2025 Barclays Capital (5.53)% Nasdaq-100 Index
®
(9,740,256)
(77,137,459) 11/6/2025 BNP Paribas SA (5.73)% Nasdaq-100 Index
®
(20,750,779)
(70,280,796) 11/6/2025 Citibank NA (5.68)% Nasdaq-100 Index
®
(14,711,538)
(54,546,558) 11/7/2024 Goldman Sachs International (5.68)% Nasdaq-100 Index
®
(29,338,952)
(52,543,691) 4/7/2025 J.P. Morgan Securities (5.63)% Nasdaq-100 Index
®
(4,684,113)
(49,512,324) 4/10/2025
Morgan Stanley & Co.
International plc (5.13)% Nasdaq-100 Index
®
(7,479,088)
(97,725,492) 11/14/2024 Societe Generale (5.98)% Nasdaq-100 Index
®
(66,404,077)
(79,640,646) 11/7/2024 UBS AG (5.48)% Nasdaq-100 Index
®
(47,256,520)
(563,432,352) (222,964,345)
Total Unrealized
Depreciation
(222,964,345)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT REAL ESTATE :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REK
::
Investments
Principal
Amount Value
Short-Term Investments — 118 .1%
Repurchase Agreements (a) — 65 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $16,888,720
(Cost $16,886,236) $ 16,886,236 $ 16,886,236
U.S. Treasury Obligations (b) — 53 .1%
U.S. Treasury Bills
5.30%, 5/9/2024 (c) 7,000,000 6,929,596
5.08%, 8/8/2024 (c) 7,000,000 6,840,509
Total U.S. Treasury Obligations
(Cost $13,775,858) 13,770,105
Total Short-Term Investments
(Cost $30,662,094) 30,656,341
Total Investments — 118.1%
(Cost $30,662,094) 30,656,341
Liabilities in excess of other assets — (18.1%) (4,689,212)
Net Assets — 100.0% $ 25,967,129
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,823,065.
(c) The rate shown was the current yield as of February 29, 2024.
Swap Agreements
Short Real Estate had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(4,463,353) 3/6/2025 Bank of America NA (5.68)%
S&P Real Estate Select Sector
index
c
(416,015)
(6,932,475) 3/6/2025 BNP Paribas SA (5.63)%
S&P Real Estate Select Sector
index
c
(2,215,907)
(2,024,956) 4/7/2025 Citibank NA (5.23)%
S&P Real Estate Select Sector
index
c
(131,063)
(2,010,938) 3/6/2025 Goldman Sachs International (5.43)%
S&P Real Estate Select Sector
index
c
(567,313)
(6,851,439) 3/6/2025 Societe Generale (5.58)%
S&P Real Estate Select Sector
index
c
(1,087,077)
(3,589,041) 3/6/2025 UBS AG (4.98)%
S&P Real Estate Select Sector
index
c
(228,068)
(25,872,202) (4,645,443)
Total Unrealized
Depreciation
(4,645,443)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RWM
::
Investments
Principal
Amount Value
Short-Term Investments — 115 .7%
Repurchase Agreements (a) — 21 .6%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $45,728,839
(Cost $45,722,112) $ 45,722,112 $ 45,722,112
U.S. Treasury Obligations (b) — 94 .1%
U.S. Treasury Bills
5.32%, 3/12/2024 (c) 25,000,000 24,959,713
5.44%, 3/21/2024 (c) 100,000,000 99,706,389
5.28%, 4/11/2024 (c) 25,000,000 24,849,809
5.32%, 5/9/2024 (c) 50,000,000 49,497,114
Total U.S. Treasury Obligations
(Cost $199,017,747) 199,013,025
Total Short-Term Investments
(Cost $244,739,859) 244,735,137
Total Investments — 115.7%
(Cost $244,739,859) 244,735,137
Liabilities in excess of other assets — (15.7%) (33,202,970)
Net Assets — 100.0% $ 211,532,167
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $51,233,441.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 135 3/15/2024 U.S. Dollar $ 13,886,775 $ (236,481)
Swap Agreements
Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(21,697,055) 3/6/2024 Bank of America NA (5.08)% Russell 2000
®
Index (7,306,593)
(29,427,364) 11/6/2025 Barclays Capital (5.43)% Russell 2000
®
Index (7,785,236)
(34,922,006) 2/11/2025 BNP Paribas SA (5.23)% Russell 2000
®
Index (8,648,374)
(26,034,823) 3/6/2025 Citibank NA (5.14)% Russell 2000
®
Index (5,783,151)
(20,239,007) 11/7/2024 Goldman Sachs International (5.33)% Russell 2000
®
Index (1,798,086)
(14,817,451) 3/6/2024
Morgan Stanley & Co.
International plc (5.03)% Russell 2000
®
Index (2,951,462)
(23,879,296) 11/14/2024 Societe Generale (5.18)% Russell 2000
®
Index (2,353,693)
(26,625,920) 11/7/2024 UBS AG (4.83)% Russell 2000
®
Index (2,634,832)
(197,642,922) (39,261,427)
Total Unrealized
Depreciation
(39,261,427)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Investments
Principal
Amount Value
Short-Term Investments — 127 .7%
Repurchase Agreements (a) — 14 .6%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $151,423,056
(Cost $151,400,781) $ 151,400,781 $ 151,400,781
U.S. Treasury Obligations (b) — 113 .1%
U.S. Treasury Bills
5.35%, 3/5/2024 (c) 75,000,000 74,956,120
5.32%, 3/12/2024 (c) 75,000,000 74,879,138
5.42%, 3/14/2024 (c) 150,000,000 149,714,623
5.44%, 3/21/2024 (c) 1,000,000 997,064
5.46%, 3/28/2024 (c) 100,000,000 99,604,375
5.31%, 4/2/2024 (c) 75,000,000 74,647,000
5.29%, 4/4/2024 (c) 30,000,000 29,850,353
5.29%, 4/11/2024 (c) 75,000,000 74,549,427
5.37%, 4/18/2024 (c) 100,000,000 99,298,000
5.32%, 4/25/2024 (c) 50,000,000 49,596,628
5.31%, 5/2/2024 (c) 50,000,000 49,546,582
5.32%, 5/9/2024 (c) 100,000,000 98,994,229
5.30%, 5/21/2024 (c) 125,000,000 123,530,328
5.30%, 5/23/2024 (c) 50,000,000 49,396,463
5.17%, 7/5/2024 (c) 30,000,000 29,459,250
5.13%, 7/25/2024 (c) 50,000,000 48,959,750
5.25%, 8/8/2024 (c) 50,000,000 48,860,778
Total U.S. Treasury Obligations
(Cost $1,176,915,020) 1,176,840,108
Total Short-Term Investments
(Cost $1,328,315,801) 1,328,240,889
Total Investments — 127.7%
(Cost $1,328,315,801) 1,328,240,889
Liabilities in excess of other assets — (27.7%) (288,059,002)
Net Assets — 100.0% $ 1,040,181,887
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $328,228,003.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 412 3/15/2024 U.S. Dollar $ 105,137,250 $ (6,153,059)

FEBRUARY 29, 2024 (UNAUDITED) :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Swap Agreements
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(100,676,814) 3/6/2025 Bank of America NA (5.63)% S&P 500
®
(14,886,696)
(98,709,654) 2/11/2025 BNP Paribas SA (5.63)% S&P 500
®
(42,681,286)
(120,215,913) 3/6/2025 Citibank NA (5.58)% S&P 500
®
(40,160,881)
(85,179,057) 11/7/2024 Goldman Sachs International (5.68)% S&P 500
®
(61,335,936)
(139,133,267) 4/7/2025 J.P. Morgan Securities (5.53)% S&P 500
®
(19,284,931)
(167,249,389) 4/10/2025
Morgan Stanley & Co.
International plc (5.13)% S&P 500
®
(12,003,595)
(96,309,310) 11/14/2024 Societe Generale (5.68)% S&P 500
®
(48,021,318)
(127,553,054) 11/7/2024 UBS AG (5.48)% S&P 500
®
(45,221,199)
(935,026,458) (283,595,842)
Total Unrealized
Depreciation
(283,595,842)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT SMALLCAP600 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBB
::
Investments
Principal
Amount Value
Short-Term Investments — 99 .0%
Repurchase Agreements (a) — 99 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $7,271,453
(Cost $7,270,385) $ 7,270,385 $ 7,270,385
Total Investments — 99.0%
(Cost $7,270,385) 7,270,385
Other assets less liabilities — 1.0% 74,113
Net Assets — 100.0% $ 7,344,498
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,051,887) 3/6/2024 Bank of America NA (5.53)% S&P SmallCap 600
®
(663,142)
(2,018,943) 3/6/2025 Citibank NA (5.48)% S&P SmallCap 600
®
(618,245)
(1,477,339) 3/6/2024
Morgan Stanley & Co.
International plc (4.98)% S&P SmallCap 600
®
(148,487)
(2,276,042) 11/14/2024 Societe Generale (5.18)% S&P SmallCap 600
®
(949,881)
(519,418) 3/6/2024 UBS AG (5.18)% S&P SmallCap 600
®
(203,260)
(7,343,629) (2,583,015)
Total Unrealized
Depreciation
(2,583,015)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
Investments
Principal
Amount Value
Short-Term Investments — 97 .4%
Repurchase Agreements (a) — 97 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $19,130,475
(Cost $19,127,663) $ 19,127,663 $ 19,127,663
Total Investments — 97.4%
(Cost $19,127,663) 19,127,663
Other assets less liabilities — 2.6% 510,740
Net Assets — 100.0% $ 19,638,403
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury 10 Year Note 5 6/18/2024 U.S. Dollar $ 552,500 $ 1,085
Swap Agreements
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
14,695,080 11/6/2024 Bank of America NA 4.84%
ICE U.S. Treasury 7-10 Year
Bond Index (429,209)
13,585,651 11/6/2024 Citibank NA 5.18%
ICE U.S. Treasury 7-10 Year
Bond Index 377,533
10,512,049 11/6/2024 Goldman Sachs International 5.11%
ICE U.S. Treasury 7-10 Year
Bond Index (307,774)
38,792,780 (359,450)
Total Unrealized
Appreciation
377,533
Total Unrealized
Depreciation
(736,983)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA 20+ YEAR TREASURY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .7%
Repurchase Agreements (a) — 91 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $75,368,853
(Cost $75,357,766) $ 75,357,766 $ 75,357,766
Total Investments — 91.7%
(Cost $75,357,766) 75,357,766
Other assets less liabilities — 8.3% 6,782,793
Net Assets — 100.0% $ 82,140,559
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 22 6/18/2024 U.S. Dollar $ 2,624,188 $ 6,146
Swap Agreements
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
41,717,306 11/6/2024 Bank of America NA 5.03%
ICE U.S. Treasury 20+ Year
Bond Index (2,473,149)
35,588,669 11/6/2024 Citibank NA 5.25%
ICE U.S. Treasury 20+ Year
Bond Index 3,075,552
56,554,407 11/6/2024 Goldman Sachs International 4.91%
ICE U.S. Treasury 20+ Year
Bond Index (3,446,497)
28,574,511 11/6/2024 Societe Generale 5.47%
ICE U.S. Treasury 20+ Year
Bond Index (3,104,373)
162,434,893 (5,948,467)
Total Unrealized
Appreciation
3,075,552
Total Unrealized
Depreciation
(9,024,019)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Investments Shares Value
Common Stocks — 85 .4%
Diversified Telecommunication Services — 7.0%
AT&T, Inc. 12,004 $ 203,228
Verizon Communications, Inc. 5,310 212,506
415,734
Entertainment — 18.0%
Electronic Arts, Inc. 1,481 206,570
Live Nation Entertainment, Inc.* 892 86,506
Netflix, Inc.* 448 270,108
Take-Two Interactive Software,
Inc.* 994 146,048
Walt Disney Co. (The) 2,188 244,137
Warner Bros Discovery, Inc.* 13,953 122,647
1,076,016
Interactive Media & Services — 44.5%
Alphabet, Inc., Class
a
A* 4,153 575,025
Alphabet, Inc., Class
a
C* 3,494 488,391
Match Group, Inc.* 1,709 61,592
Meta Platforms, Inc., Class
a
A 3,120 1,529,206
2,654,214
Media — 12.4%
Charter Communications, Inc.,
Class
a
A* 552 162,249
Comcast Corp., Class
a
A 4,824 206,709
Fox Corp., Class
a
A 1,554 46,294
Fox Corp., Class
a
B 830 22,725
Interpublic Group of Cos., Inc.
(The) 2,408 75,611
News Corp., Class
a
A 2,392 64,297
Investments Shares Value
Common Stocks (continued)
News Corp., Class
a
B 722 $ 20,209
Omnicom Group, Inc. 1,245 110,046
Paramount Global, Class
a
B 3,033 33,484
741,624
Wireless Telecommunication Services — 3.5%
T-Mobile US, Inc. 1,298 211,963
Total Common Stocks
(Cost $4,762,887)
5,099,551
Principal
Amount
Short-Term Investments — 6 .7%
Repurchase Agreements (a) — 6 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $397,614
(Cost $397,557) $ 397,557 397,557
Total Investments — 92.1%
(Cost $5,160,444) 5,497,108
Other assets less liabilities — 7.9% 474,050
Net Assets — 100.0% $ 5,971,158
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
1,837,415 5/6/2025 Bank of America NA 5.63%
S&P Communication Services
Select  Sector Index
c
36,406
3,371,152 3/6/2025 BNP Paribas SA 6.03%
S&P Communication Services
Select  Sector Index
c
138,775
137,733 3/6/2025 Goldman Sachs International 5.93%
S&P Communication Services
Select  Sector Index
c
15,037
1,239,187 5/6/2025 Societe Generale 5.98%
S&P Communication Services
Select  Sector Index
c
29,662
258,458 5/6/2025 UBS AG 5.68%
S&P Communication Services
Select  Sector Index
c
15,044
6,843,945 234,924
Total Unrealized
Appreciation
234,924
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER DISCRETIONARY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Investments Shares Value
Common Stocks — 73 .3%
Automobile Components — 0.6%
Aptiv plc* 942 $ 74,879
BorgWarner, Inc. 783 24,375
99,254
Automobiles — 12.5%
Ford Motor Co. 13,094 162,889
General Motors Co. 4,559 186,828
Tesla, Inc.* 8,188 1,652,994
2,002,711
Broadline Retail — 19.6%
Amazon.com, Inc.* 17,167 3,034,439
eBay, Inc. 1,728 81,700
Etsy, Inc.* 399 28,604
3,144,743
Distributors — 1.1%
Genuine Parts Co. 467 69,704
LKQ Corp. 891 46,590
Pool Corp. 129 51,358
167,652
Hotels, Restaurants & Leisure — 17.4%
Airbnb, Inc., Class
a
A* 1,448 228,017
Booking Holdings, Inc.* 116 402,384
Caesars Entertainment, Inc.* 718 31,211
Carnival Corp.* 3,355 53,210
Chipotle Mexican Grill, Inc.,
Class
a
A* 91 244,678
Darden Restaurants, Inc. 401 68,455
Domino's Pizza, Inc. 116 52,009
Expedia Group, Inc.* 444 60,748
Hilton Worldwide Holdings, Inc. 854 174,489
Las Vegas Sands Corp. 1,229 67,005
Marriott International, Inc.,
Class
a
A 822 205,393
McDonald's Corp. 1,741 508,859
MGM Resorts International* 910 39,385
Norwegian Cruise Line Holdings
Ltd.* 1,417 27,476
Royal Caribbean Cruises Ltd.* 785 96,830
Starbucks Corp. 3,805 361,095
Wynn Resorts Ltd. 320 33,664
Yum! Brands, Inc. 933 129,146
2,784,054
Household Durables — 3.5%
DR Horton, Inc. 1,004 150,038
Garmin Ltd. 510 70,049
Lennar Corp., Class
a
A 833 132,039
Mohawk Industries, Inc.* 176 20,877
NVR, Inc.* 11 83,881
PulteGroup, Inc. 718 77,817
Whirlpool Corp. 183 19,652
554,353
Investments Shares Value
Common Stocks (continued)
Leisure Products — 0.1%
Hasbro, Inc. 434 $ 21,826
Specialty Retail — 14.2%
AutoZone, Inc.* 59 177,355
Bath & Body Works, Inc. 757 34,595
Best Buy Co., Inc. 645 52,167
CarMax, Inc.* 528 41,712
Home Depot, Inc. (The) 1,483 564,445
Lowe's Cos., Inc. 1,922 462,568
O'Reilly Automotive, Inc.* 197 214,222
Ross Stores, Inc. 1,128 168,027
TJX Cos., Inc. (The) 3,810 377,723
Tractor Supply Co. 360 91,555
Ulta Beauty, Inc.* 164 89,964
2,274,333
Textiles, Apparel & Luxury Goods — 4.3%
Lululemon Athletica, Inc.* 383 178,896
NIKE, Inc., Class
a
B 4,076 423,619
Ralph Lauren Corp., Class
a
A 132 24,541
Tapestry, Inc. 763 36,265
VF Corp. 1,101 17,990
681,311
Total Common Stocks
(Cost $11,284,166)
11,730,237
Principal
Amount
Short-Term Investments — 8 .6%
Repurchase Agreements (a) — 8 .6%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,376,417
(Cost $1,376,212) $ 1,376,212 1,376,212
Total Investments — 81.9%
(Cost $12,660,378) 13,106,449
Other assets less liabilities — 18.1% 2,905,493
Net Assets — 100.0% $ 16,011,942
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Swap Agreements
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
10,234,321 5/6/2025 BNP Paribas SA 6.03%
S&P Consumer Discretionary
Select Sector Index
c
535,770
2,068,838 3/6/2025 Goldman Sachs International 5.93%
S&P Consumer Discretionary
Select Sector Index
c
178,797
6,001,677 3/6/2025 Societe Generale 6.08%
S&P Consumer Discretionary
Select Sector Index
c
303,772
1,957,109 3/6/2025 UBS AG 5.68%
S&P Consumer Discretionary
Select Sector Index
c
707,591
20,261,945 1,725,930
Total Unrealized
Appreciation
1,725,930
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER STAPLES :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Investments Shares Value
Common Stocks — 80 .7%
Beverages — 19.6%
Brown-Forman Corp., Class
a
B 455 $ 27,405
Coca-Cola Co. (The) 8,425 505,669
Constellation Brands, Inc.,
Class
a
A 404 100,402
Keurig Dr Pepper, Inc. 2,507 74,984
Molson Coors Beverage Co.,
Class
a
B 459 28,651
Monster Beverage Corp.* 1,842 108,862
PepsiCo, Inc. 2,977 492,217
1,338,190
Consumer Staples Distribution & Retail — 22.6%
Costco Wholesale Corp. 959 713,390
Dollar General Corp. 547 79,485
Dollar Tree, Inc.* 519 76,127
Kroger Co. (The) 1,648 81,757
Sysco Corp. 1,257 101,779
Target Corp. 1,152 176,164
Walgreens Boots Alliance, Inc. 1,785 37,949
Walmart, Inc. 4,632 271,482
1,538,133
Food Products — 12.4%
Archer-Daniels-Midland Co. 1,330 70,636
Bunge Global SA 364 34,351
Campbell Soup Co. 487 20,766
Conagra Brands, Inc. 1,191 33,443
General Mills, Inc. 1,446 92,804
Hershey Co. (The) 374 70,282
Hormel Foods Corp. 722 25,501
J M Smucker Co. (The) 266 31,965
Kellanova 656 36,178
Kraft Heinz Co. (The) 1,986 70,066
Lamb Weston Holdings, Inc. 362 37,000
McCormick & Co., Inc.
(Non-Voting) 625 43,038
Mondelez International, Inc.,
Class
a
A 3,279 239,597
Tyson Foods, Inc., Class
a
A 711 38,565
844,192
Household Products — 17.6%
Church & Dwight Co., Inc. 614 61,474
Clorox Co. (The) 309 47,373
Colgate-Palmolive Co. 2,052 177,539
Kimberly-Clark Corp. 844 102,267
Procter & Gamble Co. (The) 5,102 810,912
1,199,565
Personal Care Products — 2.5%
Estee Lauder Cos., Inc. (The),
Class
a
A 578 85,879
Kenvue, Inc. 4,292 81,548
167,427
Tobacco — 6.0%
Altria Group, Inc. 4,401 180,045
Investments Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 2,549 $ 229,308
409,353
Total Common Stocks
(Cost $5,592,856)
5,496,860
Principal
Amount
Short-Term Investments — 9 .5%
Repurchase Agreements (a) — 9 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $650,794
(Cost $650,700) $ 650,700 650,700
Total Investments — 90.2%
(Cost $6,243,556) 6,147,560
Other assets less liabilities — 9.8% 670,063
Net Assets — 100.0% $ 6,817,623
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Swap Agreements
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,920,879 3/6/2025 Bank of America NA 5.58%
S&P Consumer Staples Select
Sector Index
c
(204,458)
195,669 3/6/2025 Goldman Sachs International 5.93%
S&P Consumer Staples Select
Sector Index
c
(3,690)
3,457,570 3/6/2025 Societe Generale 6.08%
S&P Consumer Staples Select
Sector Index
c
(56,760)
586,258 3/6/2025 UBS AG 5.68%
S&P Consumer Staples Select
Sector Index
c
18,605
8,160,376 (246,303)
Total Unrealized
Appreciation
18,605
Total Unrealized
Depreciation
(264,908)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA DOW30
~
SM
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments Shares Value
Common Stocks — 73 .0%
Aerospace & Defense — 2.5%
Boeing Co. (The)* 50,540 $ 10,296,009
Banks — 2.3%
JPMorgan Chase & Co. 50,540 9,403,472
Beverages — 0.7%
Coca-Cola Co. (The) 50,540 3,033,411
Biotechnology — 3.3%
Amgen, Inc. 50,540 13,839,368
Broadline Retail — 2.2%
Amazon.com, Inc.* 50,540 8,933,451
Capital Markets — 4.8%
Goldman Sachs Group, Inc.
(The) 50,540 19,662,587
Chemicals — 0.7%
Dow, Inc. 50,540 2,824,175
Communications Equipment — 0.6%
Cisco Systems, Inc. 50,540 2,444,620
Consumer Finance — 2.7%
American Express Co. 50,540 11,089,487
Consumer Staples Distribution & Retail — 0.7%
Walmart, Inc. 50,541 2,962,208
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. 50,540 2,022,611
Entertainment — 1.4%
Walt Disney Co. (The) 50,540 5,639,253
Financial Services — 3.5%
Visa, Inc., Class
a
A 50,540 14,284,626
Health Care Providers & Services — 6.0%
UnitedHealth Group, Inc. 50,540 24,946,544
Hotels, Restaurants & Leisure — 3.6%
McDonald's Corp. 50,540 14,771,831
Household Products — 1.9%
Procter & Gamble Co. (The) 50,540 8,032,828
Investments Shares Value
Common Stocks (continued)
Industrial Conglomerates — 3.6%
3M Co. 50,540 $ 4,655,745
Honeywell International, Inc. 50,540 10,043,814
14,699,559
Insurance — 2.7%
Travelers Cos., Inc. (The) 50,540 11,167,318
IT Services — 2.3%
International Business Machines
Corp. 50,540 9,351,416
Machinery — 4.1%
Caterpillar, Inc. 50,540 16,878,338
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp. 50,540 7,682,585
Pharmaceuticals — 3.5%
Johnson & Johnson 50,540 8,156,145
Merck & Co., Inc. 50,540 6,426,161
14,582,306
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp. 50,540 2,175,747
Software — 8.8%
Microsoft Corp. 50,540 20,905,366
Salesforce, Inc.* 50,540 15,607,763
36,513,129
Specialty Retail — 4.7%
Home Depot, Inc. (The) 50,540 19,236,029
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc. 50,540 9,135,105
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class
a
B 50,540 5,252,622
Total Common Stocks
(Cost $297,560,961)
300,860,635

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Principal
Amount Value
Short-Term Investments — 6 .8%
Repurchase Agreements (a) — 6 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $28,224,899
(Cost $28,220,746) $ 28,220,746 $ 28,220,746
Total Investments — 79.8%
(Cost $325,781,707) 329,081,381
Other assets less liabilities — 20.2% 83,363,659
Net Assets — 100.0% $ 412,445,040
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 99 3/15/2024 U.S. Dollar $ 19,326,285 $ 1,040,929
Swap Agreements
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
40,322,267 3/6/2025 Bank of America NA 5.98%
Dow Jones Industrial
Average
SM
3,300,308
74,522,101 11/6/2025 Barclays Capital 5.93%
Dow Jones Industrial
Average
SM
6,324,796
62,862,181 2/11/2025 BNP Paribas SA 5.93%
Dow Jones Industrial
Average
SM
12,337,798
112,309,603 3/6/2024 Citibank NA 5.93%
Dow Jones Industrial
Average
SM
9,547,282
120,220,983 11/6/2025
Morgan Stanley & Co.
International plc 5.88%
SPDR
®
Dow Jones Industrial
Average
SM
ETF Trust 13,975,426
55,998,816 11/14/2024 Societe Generale 5.93%
Dow Jones Industrial
Average
SM
4,977,473
38,450,441 1/26/2026 UBS AG 5.48%
Dow Jones Industrial
Average
SM
248,487
504,686,392 50,711,570
Total Unrealized
Appreciation
50,711,570
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ENERGY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Investments Shares Value
Common Stocks — 72 .2%
Energy Equipment & Services — 6.0%
Baker Hughes Co., Class
a
A 49,479 $ 1,464,084
Halliburton Co. 44,022 1,543,851
Schlumberger NV 65,274 3,154,692
6,162,627
Oil, Gas & Consumable Fuels — 66.2%
APA Corp. 15,081 449,263
Chevron Corp. 85,682 13,024,521
ConocoPhillips 57,904 6,516,516
Coterra Energy, Inc. 36,987 953,525
Devon Energy Corp. 31,504 1,388,066
Diamondback Energy, Inc. 8,803 1,606,724
EOG Resources, Inc. 28,457 3,257,188
EQT Corp. 20,218 751,099
Exxon Mobil Corp. 163,568 17,096,127
Hess Corp. 13,594 1,981,325
Kinder Morgan, Inc. 95,084 1,653,511
Marathon Oil Corp. 28,775 697,794
Marathon Petroleum Corp. 18,674 3,160,201
Occidental Petroleum Corp. 32,469 1,967,946
ONEOK, Inc. 28,647 2,151,963
Phillips 66 21,635 3,083,204
Pioneer Natural Resources Co. 11,473 2,698,335
Targa Resources Corp. 10,963 1,077,005
Valero Energy Corp. 16,742 2,368,323
Investments Shares Value
Common Stocks (continued)
Williams Cos., Inc. (The) 59,817 $ 2,149,823
68,032,459
Total Common Stocks
(Cost $71,347,167)
74,195,086
Principal
Amount
Short-Term Investments — 9 .5%
Repurchase Agreements (a) — 9 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $9,715,905
(Cost $9,714,476) $ 9,714,476 9,714,476
Total Investments — 81.7%
(Cost $81,061,643) 83,909,562
Other assets less liabilities — 18.3% 18,838,859
Net Assets — 100.0% $ 102,748,421
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Energy had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
44,683,261 5/6/2025 Bank of America NA 5.63%
S&P Energy Select Sector
Index
c
(6,722,381)
39,236,695 3/6/2025 BNP Paribas SA 6.03%
S&P Energy Select Sector
Index
c
(1,270,437)
2,912,756 4/7/2025 Citibank NA 5.73%
S&P Energy Select Sector
Index
c
(48,427)
11,662,725 3/6/2025 Goldman Sachs International 5.93%
S&P Energy Select Sector
Index
c
463,818
6,142,351 5/6/2025 Societe Generale 6.08%
S&P Energy Select Sector
Index
c
(156,073)
26,702,663 5/6/2025 UBS AG 5.63%
S&P Energy Select Sector
Index
c
(2,051,081)
131,340,451 (9,784,581)
Total Unrealized
Appreciation
463,818
Total Unrealized
Depreciation
(10,248,399)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments Shares Value
Common Stocks (a) — 66.5%
Banks — 16.5%
Bank of America Corp. 601,133 $ 20,751,111
Citigroup, Inc. 167,105 9,272,656
Citizens Financial Group, Inc. 40,712 1,277,950
Comerica, Inc. 11,514 568,561
Fifth Third Bancorp 59,462 2,041,925
Huntington Bancshares, Inc. 126,438 1,648,752
JPMorgan Chase & Co. 252,415 46,964,335
KeyCorp 81,751 1,166,587
M&T Bank Corp. 14,488 2,024,553
PNC Financial Services Group,
Inc. (The) 34,783 5,120,058
Regions Financial Corp. 81,207 1,512,886
Truist Financial Corp. 116,448 4,073,351
US Bancorp 135,947 5,704,336
Wells Fargo & Co. 317,079 17,626,422
Zions Bancorp NA 12,939 510,185
120,263,668
Capital Markets — 14.3%
Ameriprise Financial, Inc. 8,837 3,599,840
Bank of New York Mellon Corp.
(The) 67,151 3,766,500
BlackRock, Inc. 12,209 9,905,650
Blackstone, Inc. 62,040 7,929,953
Cboe Global Markets, Inc. 9,215 1,769,280
Charles Schwab Corp. (The) 129,938 8,677,260
CME Group, Inc. 31,430 6,925,600
FactSet Research Systems, Inc. 3,318 1,534,840
Franklin Resources, Inc. 24,618 675,764
Goldman Sachs Group, Inc.
(The) 28,473 11,077,421
Intercontinental Exchange, Inc. 49,974 6,917,401
Invesco Ltd. 39,255 604,920
MarketAxess Holdings, Inc. 3,311 706,600
Moody's Corp. 13,742 5,213,990
Morgan Stanley 110,346 9,494,170
MSCI, Inc., Class
a
A 6,906 3,874,059
Nasdaq, Inc. 29,721 1,670,320
Northern Trust Corp. 18,079 1,484,828
Raymond James Financial, Inc. 16,409 1,974,331
S&P Global, Inc. 28,287 12,117,585
State Street Corp. 26,943 1,986,507
T. Rowe Price Group, Inc. 19,512 2,211,685
104,118,504
Consumer Finance — 2.7%
American Express Co. 50,267 11,029,585
Capital One Financial Corp. 33,250 4,575,533
Discover Financial Services 21,835 2,635,484
Synchrony Financial 36,130 1,492,169
19,732,771
Financial Services — 22.1%
Berkshire Hathaway, Inc.,
Class
a
B* 158,857 65,036,056
Fidelity National Information
Services, Inc. 51,731 3,579,268
Fiserv, Inc.* 52,401 7,821,897
Investments Shares Value
Common Stocks (a) (continued)
FleetCor Technologies, Inc.* 6,305 $ 1,760,797
Global Payments, Inc. 22,732 2,948,340
Jack Henry & Associates, Inc. 6,362 1,105,525
Mastercard, Inc., Class
a
A 72,304 34,327,047
PayPal Holdings, Inc.* 94,135 5,680,106
Visa, Inc., Class
a
A 139,173 39,335,857
161,594,893
Insurance — 10.9%
Aflac, Inc. 46,431 3,748,839
Allstate Corp. (The) 22,848 3,644,713
American International Group,
Inc. 61,293 4,467,647
Aon plc, Class
a
A 17,482 5,524,137
Arch Capital Group Ltd.* 32,584 2,854,033
Arthur J Gallagher & Co. 18,851 4,598,324
Assurant, Inc. 4,592 833,218
Brown & Brown, Inc. 20,624 1,736,747
Chubb Ltd. 35,622 8,964,989
Cincinnati Financial Corp. 13,699 1,561,686
Everest Group Ltd. 3,789 1,397,686
Globe Life, Inc. 7,480 949,436
Hartford Financial Services
Group, Inc. (The) 26,259 2,516,663
Loews Corp. 15,981 1,200,653
Marsh & McLennan Cos., Inc. 43,051 8,707,926
MetLife, Inc. 54,287 3,785,975
Principal Financial Group, Inc. 19,151 1,548,550
Progressive Corp. (The) 51,081 9,682,914
Prudential Financial, Inc. 31,520 3,435,365
Travelers Cos., Inc. (The) 19,939 4,405,722
W R Berkley Corp. 17,787 1,486,993
Willis Towers Watson plc 9,013 2,457,034
79,509,250
Total Common Stocks
(Cost $421,129,262)
485,219,086
Principal
Amount
Short-Term Investments — 1.3%
Repurchase Agreements (b) — 1.3%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $9,434,303
(Cost $9,432,917) $ 9,432,917 9,432,917
Total Investments — 67.8%
(Cost $430,562,179) 494,652,003
Other assets less liabilities — 32.2% 235,254,880
Net Assets — 100.0% $ 729,906,883
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,285.

ULTRA FINANCIALS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Financials had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
62,196,991 3/6/2025 Bank of America NA 6.08%
S&P Financial Select Sector
Index
c
23,569,455
327,366,124 3/6/2025 BNP Paribas SA 6.03%
S&P Financial Select Sector
Index
c
59,772,415
28,277,906 4/7/2025 Citibank NA 5.88%
S&P Financial Select Sector
Index
c
3,972,378
297,383,646 3/6/2025 Goldman Sachs International 5.93%
S&P Financial Select Sector
Index
c
39,996,597
108,362,467 3/6/2025 Societe Generale 6.28%
S&P Financial Select Sector
Index
c
21,497,503
152,162,305 3/6/2025 UBS AG 5.98%
S&P Financial Select Sector
Index
c
16,949,864
975,749,439 165,758,212
Total Unrealized
Appreciation
165,758,212
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

XPP
::
Investments
Principal
Amount Value
Short-Term Investments — 58 .2%
Repurchase Agreements (a) — 58 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $5,243,155
(Cost $5,242,384) $ 5,242,384 $ 5,242,384
Total Investments — 58.2%
(Cost $5,242,384) 5,242,384
Other assets less liabilities — 41.8% 3,771,703
Net Assets — 100.0% $ 9,014,087
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,245,619 4/10/2025 Bank of America NA 5.53% iShares
®
China Large-Cap ETF 222,903
4,392,908 11/14/2024 Citibank NA 4.58% iShares
®
China Large-Cap ETF (875,848)
3,569,462 3/6/2025 Goldman Sachs International 5.63% iShares
®
China Large-Cap ETF (1,924,982)
56,407 11/14/2024
Morgan Stanley & Co.
International plc 5.78% iShares
®
China Large-Cap ETF (15,269)
3,547,854 11/14/2024 Societe Generale 5.18% iShares
®
China Large-Cap ETF (887,006)
5,226,891 3/6/2025 UBS AG 4.33% iShares
®
China Large-Cap ETF (1,645,192)
18,039,141 (5,125,394)
Total Unrealized
Appreciation
222,903
Total Unrealized
Depreciation
(5,348,297)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA FTSE EUROPE :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPV
::
Investments
Principal
Amount Value
Short-Term Investments — 53 .2%
Repurchase Agreements (a) — 53 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,359,735
(Cost $2,359,387) $ 2,359,387 $ 2,359,387
Total Investments — 53.2%
(Cost $2,359,387) 2,359,387
Other assets less liabilities — 46.8% 2,073,066
Net Assets — 100.0% $ 4,432,453
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
570,376 4/10/2025 Bank of America NA 5.63%
Vanguard
®
FTSE Europe ETF
Shares 108,527
3,524,070 11/14/2024 Citibank NA 5.53%
Vanguard
®
FTSE Europe ETF
Shares 129,536
1,803,333 3/6/2025 Goldman Sachs International 3.38%
Vanguard
®
FTSE Europe ETF
Shares (20,377)
24,779 11/14/2024
Morgan Stanley & Co.
International plc 5.78%
Vanguard
®
FTSE Europe ETF
Shares 2,485
1,387,603 11/14/2024 Societe Generale 5.58%
Vanguard
®
FTSE Europe ETF
Shares 169,376
1,544,534 3/6/2025 UBS AG 3.33%
Vanguard
®
FTSE Europe ETF
Shares 109,981
8,854,695 499,528
Total Unrealized
Appreciation
519,905
Total Unrealized
Depreciation
(20,377)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
Investments Shares Value
Common Stocks — 72 .1%
Biotechnology — 11.2%
AbbVie, Inc. 22,063 $ 3,884,191
Amgen, Inc. 6,688 1,831,375
Biogen, Inc.* 1,810 392,752
Gilead Sciences, Inc. 15,572 1,122,741
Incyte Corp.* 2,325 135,687
Moderna, Inc.* 4,145 382,335
Regeneron Pharmaceuticals,
Inc.* 1,338 1,292,628
Vertex Pharmaceuticals, Inc.* 3,220 1,354,783
10,396,492
Health Care Equipment & Supplies — 14.8%
Abbott Laboratories 21,686 2,572,827
Align Technology, Inc.* 890 269,154
Baxter International, Inc. 6,341 259,474
Becton Dickinson & Co. 3,626 854,104
Boston Scientific Corp.* 18,298 1,211,510
Cooper Cos., Inc. (The) 2,476 231,754
DENTSPLY SIRONA, Inc. 2,648 86,537
Dexcom, Inc.* 4,830 555,788
Edwards Lifesciences Corp.* 7,580 643,315
GE HealthCare Technologies,
Inc. 5,064 462,242
Hologic, Inc.* 3,061 225,902
IDEXX Laboratories, Inc.* 1,039 597,664
Insulet Corp.* 873 143,172
Intuitive Surgical, Inc.* 4,399 1,696,254
Medtronic plc 16,628 1,386,110
ResMed, Inc. 1,838 319,297
STERIS plc 1,235 287,644
Stryker Corp. 4,225 1,474,821
Teleflex, Inc. 587 130,778
Zimmer Biomet Holdings, Inc. 2,612 324,828
13,733,175
Health Care Providers & Services — 15.3%
Cardinal Health, Inc. 3,080 344,898
Cencora, Inc. 2,083 490,755
Centene Corp.* 6,676 523,599
Cigna Group (The) 3,656 1,228,928
CVS Health Corp. 16,051 1,193,713
DaVita, Inc.* 673 85,451
Elevance Health, Inc. 2,936 1,471,670
HCA Healthcare, Inc. 2,476 771,769
Henry Schein, Inc.* 1,632 124,799
Humana, Inc. 1,538 538,792
Laboratory Corp. of America
Holdings 1,061 228,996
McKesson Corp. 1,663 867,105
Molina Healthcare, Inc.* 728 286,766
Quest Diagnostics, Inc. 1,405 175,470
UnitedHealth Group, Inc. 11,558 5,705,029
Universal Health Services, Inc.,
Class
a
B 763 127,467
14,165,207
Life Sciences Tools & Services — 8.2%
Agilent Technologies, Inc. 3,656 502,188
Investments Shares Value
Common Stocks (continued)
Bio-Rad Laboratories, Inc.,
Class
a
A* 261 $ 85,055
Bio-Techne Corp. 1,976 145,374
Charles River Laboratories
International, Inc.* 641 162,936
Danaher Corp. 8,218 2,080,304
Illumina, Inc.* 1,985 277,563
IQVIA Holdings, Inc.* 2,288 565,502
Mettler-Toledo International,
Inc.* 271 337,997
Revvity, Inc. 1,543 169,097
Thermo Fisher Scientific, Inc. 4,828 2,752,829
Waters Corp.* 739 249,353
West Pharmaceutical Services,
Inc. 924 331,125
7,659,323
Pharmaceuticals — 22.6%
Bristol-Myers Squibb Co. 25,428 1,290,471
Catalent, Inc.* 2,254 129,244
Eli Lilly & Co. 9,964 7,509,667
Johnson & Johnson 30,083 4,854,795
Merck & Co., Inc. 31,661 4,025,696
Pfizer, Inc. 70,561 1,874,100
Viatris, Inc. 14,994 185,476
Zoetis, Inc., Class
a
A 5,738 1,138,018
21,007,467
Total Common Stocks
(Cost $63,367,366)
66,961,664
Principal
Amount
Short-Term Investments — 10 .7%
Repurchase Agreements (a) — 10 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $9,905,492
(Cost $9,904,036) $ 9,904,036 9,904,036
Total Investments — 82.8%
(Cost $73,271,402) 76,865,700
Other assets less liabilities — 17.2% 15,943,069
Net Assets — 100.0% $ 92,808,769
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA HEALTH CARE :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
Swap Agreements
Ultra Health Care had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
12,114,824 3/6/2025 Bank of America NA 5.78%
S&P Health Care Select Sector
Index
c
1,740,558
28,297,656 3/6/2025 BNP Paribas SA 6.03%
S&P Health Care Select Sector
Index
c
1,348,338
1,120,091 4/7/2025 Citibank NA 5.73%
S&P Health Care Select Sector
Index
c
80,353
6,080,077 3/6/2025 Goldman Sachs International 5.93%
S&P Health Care Select Sector
Index
c
411,438
9,624,595 3/6/2025 Societe Generale 6.18%
S&P Health Care Select Sector
Index
c
1,655,042
61,866,759 3/6/2025 UBS AG 5.68%
S&P Health Care Select Sector
Index
c
4,930,155
119,104,002 10,165,884
Total Unrealized
Appreciation
10,165,884
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UJB
::
Investments
Principal
Amount Value
Short-Term Investments — 56 .1%
Repurchase Agreements (a) — 56 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $8,014,804
(Cost $8,013,624) $ 8,013,624 $ 8,013,624
Total Investments — 56.1%
(Cost $8,013,624) 8,013,624
Other assets less liabilities — 43.9% 6,279,465
Net Assets — 100.0% $ 14,293,089
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Ultra High Yield had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
4,882,080 3/7/2024 BNP Paribas SA 5.33%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF (800,431)
8,271,792 3/6/2025 Citibank NA 5.08%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF 509,813
9,061,059 11/7/2024 Goldman Sachs International 3.08%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF 845,959
6,238,310 3/6/2024 UBS AG 3.83%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF 211,697
28,453,241 767,038
Total Unrealized
Appreciation
1,567,469
Total Unrealized
Depreciation
(800,431)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA INDUSTRIALS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments Shares Value
Common Stocks — 67 .9%
Aerospace & Defense — 11.8%
Axon Enterprise, Inc.* 266 $ 81,760
Boeing Co. (The)* 2,151 438,202
General Dynamics Corp. 857 234,175
Howmet Aerospace, Inc. 1,479 98,427
Huntington Ingalls Industries,
Inc. 150 43,743
L3Harris Technologies, Inc. 717 151,760
Lockheed Martin Corp. 835 357,580
Northrop Grumman Corp. 536 247,107
RTX Corp. 5,438 487,626
Textron, Inc. 741 66,001
TransDigm Group, Inc. 209 246,148
2,452,529
Air Freight & Logistics — 3.5%
CH Robinson Worldwide, Inc. 441 32,669
Expeditors International of
Washington, Inc. 550 65,780
FedEx Corp. 875 217,849
United Parcel Service, Inc.,
Class
a
B 2,735 405,491
721,789
Building Products — 3.9%
A O Smith Corp. 465 38,549
Allegion plc 332 42,453
Builders FirstSource, Inc.* 467 91,149
Carrier Global Corp. 3,173 176,355
Johnson Controls International
plc 2,573 152,502
Masco Corp. 849 65,169
Trane Technologies plc 864 243,622
809,799
Commercial Services & Supplies — 4.5%
Cintas Corp. 327 205,555
Copart, Inc.* 3,305 175,661
Republic Services, Inc., Class
a
A 773 141,923
Rollins, Inc. 1,062 46,802
Veralto Corp. 829 71,642
Waste Management, Inc. 1,386 285,031
926,614
Construction & Engineering — 0.6%
Quanta Services, Inc. 549 132,589
Electrical Equipment — 5.0%
AMETEK, Inc. 873 157,297
Eaton Corp. plc 1,510 436,390
Emerson Electric Co. 2,156 230,369
Generac Holdings, Inc.* 232 26,102
Hubbell, Inc., Class
a
B 203 77,276
Rockwell Automation, Inc. 434 123,725
1,051,159
Ground Transportation — 9.2%
CSX Corp. 7,474 283,564
Investments Shares Value
Common Stocks (continued)
JB Hunt Transport Services, Inc. 308 $ 63,543
Norfolk Southern Corp. 855 216,640
Old Dominion Freight Line, Inc. 338 149,558
Uber Technologies, Inc.* 7,783 618,749
Union Pacific Corp. 2,305 584,755
1,916,809
Industrial Conglomerates — 6.4%
3M Co. 2,089 192,439
General Electric Co. 4,116 645,789
Honeywell International, Inc. 2,493 495,434
1,333,662
Machinery — 13.9%
Caterpillar, Inc. 1,929 644,209
Cummins, Inc. 536 143,975
Deere & Co. 1,013 369,796
Dover Corp. 529 87,486
Fortive Corp. 1,329 113,138
IDEX Corp. 286 67,467
Illinois Tool Works, Inc. 1,036 271,587
Ingersoll Rand, Inc. 1,531 139,826
Nordson Corp. 205 54,458
Otis Worldwide Corp. 1,548 147,524
PACCAR, Inc. 1,978 219,340
Parker-Hannifin Corp. 486 260,229
Pentair plc 625 48,619
Snap-on, Inc. 200 55,132
Stanley Black & Decker, Inc. 580 51,788
Westinghouse Air Brake
Technologies Corp. 678 95,795
Xylem, Inc. 912 115,870
2,886,239
Passenger Airlines — 1.3%
American Airlines Group, Inc.* 2,472 38,761
Delta Air Lines, Inc. 2,434 102,885
Southwest Airlines Co. 2,254 77,244
United Airlines Holdings, Inc.* 1,240 56,408
275,298
Professional Services — 5.4%
Automatic Data Processing, Inc. 1,556 390,758
Broadridge Financial Solutions,
Inc. 445 90,593
Dayforce, Inc.* 590 41,159
Equifax, Inc. 466 127,493
Jacobs Solutions, Inc. 476 69,806
Leidos Holdings, Inc. 520 66,487
Paychex, Inc. 1,216 149,106
Paycom Software, Inc. 185 33,742
Robert Half, Inc. 400 32,160
Verisk Analytics, Inc., Class
a
A 548 132,561
1,133,865
Trading Companies & Distributors — 2.4%
Fastenal Co. 2,161 157,775
United Rentals, Inc. 256 177,477

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments Shares Value
Common Stocks (continued)
WW Grainger, Inc. 167 $ 162,568
497,820
Total Common Stocks
(Cost $13,139,520)
14,138,172
Principal
Amount
Short-Term Investments — 2 .4%
Repurchase Agreements (a) — 2 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $508,681
(Cost $508,605) $ 508,605 508,605
Total Investments — 70.3%
(Cost $13,648,125) 14,646,777
Other assets less liabilities — 29.7% 6,180,684
Net Assets — 100.0% $ 20,827,461
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Industrials had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
4,512,328 3/6/2025 Bank of America NA 5.63%
S&P Industrials Select Sector
Index
c
876,960
10,892,708 3/6/2025 BNP Paribas SA 6.03%
S&P Industrials Select Sector
Index
c
1,513,710
2,801,469 3/6/2025 Goldman Sachs International 5.93%
S&P Industrials Select Sector
Index
c
370,176
6,865,367 3/6/2025 Societe Generale 6.08%
S&P Industrials Select Sector
Index
c
554,169
2,498,048 3/6/2025 UBS AG 5.68%
S&P Industrials Select Sector
Index
c
671,448
27,569,920 3,986,463
Total Unrealized
Appreciation
3,986,463
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA MATERIALS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Investments Shares Value
Common Stocks — 73 .1%
Chemicals — 49.5%
Air Products and Chemicals,
Inc. 6,914 $ 1,618,153
Albemarle Corp. 3,683 507,702
Celanese Corp., Class
a
A 3,143 477,642
CF Industries Holdings, Inc. 5,996 483,997
Corteva, Inc. 22,114 1,183,541
Dow, Inc. 22,011 1,229,975
DuPont de Nemours, Inc. 13,496 933,788
Eastman Chemical Co. 3,721 326,480
Ecolab, Inc. 7,898 1,775,786
FMC Corp. 3,915 220,767
International Flavors &
Fragrances, Inc. 8,012 604,906
Linde plc 15,091 6,773,143
LyondellBasell Industries NV,
Class
a
A 8,041 806,351
Mosaic Co. (The) 10,257 319,608
PPG Industries, Inc. 7,400 1,047,840
Sherwin-Williams Co. (The) 7,330 2,433,780
20,743,459
Construction Materials — 5.3%
Martin Marietta Materials, Inc. 1,939 1,120,180
Vulcan Materials Co. 4,170 1,108,594
2,228,774
Containers & Packaging — 6.8%
Amcor plc 45,360 410,962
Avery Dennison Corp. 2,526 546,955
Ball Corp. 9,894 633,414
International Paper Co. 10,860 384,009
Investments Shares Value
Common Stocks (continued)
Packaging Corp. of America 2,813 $ 509,687
Westrock Co. 8,047 364,449
2,849,476
Metals & Mining — 11.5%
Freeport-McMoRan, Inc. 44,629 1,687,422
Newmont Corp. 32,896 1,028,000
Nucor Corp. 7,716 1,483,787
Steel Dynamics, Inc. 4,774 638,857
4,838,066
Total Common Stocks
(Cost $29,857,734)
30,659,775
Principal
Amount
Short-Term Investments — 6 .5%
Repurchase Agreements (a) — 6 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,708,542
(Cost $2,708,146) $ 2,708,146 2,708,146
Total Investments — 79.6%
(Cost $32,565,880) 33,367,921
Other assets less liabilities — 20.4% 8,559,889
Net Assets — 100.0% $ 41,927,810
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Materials had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
12,333,670 3/6/2025 Bank of America NA 5.68%
S&P Materials Select Sector
Index
c
1,263,062
18,415,034 3/6/2025 BNP Paribas SA 6.03%
S&P Materials Select Sector
Index
c
893,308
6,234,653 3/6/2025 Goldman Sachs International 5.93%
S&P Materials Select Sector
Index
c
299,256
9,973,030 3/6/2025 Societe Generale 6.08%
S&P Materials Select Sector
Index
c
1,294,455
6,321,052 3/6/2025 UBS AG 5.68%
S&P Materials Select Sector
Index
c
941,262
53,277,439 4,691,343
Total Unrealized
Appreciation
4,691,343
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments Shares Value
Common Stocks — 74 .4%
Aerospace & Defense — 0.9%
BWX Technologies, Inc. 3,617 $ 364,702
Curtiss-Wright Corp. 1,512 357,240
Hexcel Corp. 3,327 247,728
Woodward, Inc. 2,389 338,020
1,307,690
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.* 4,705 243,531
Automobile Components — 1.0%
Adient plc* 3,704 125,714
Autoliv, Inc. 2,962 343,681
Fox Factory Holding Corp.* 1,676 84,789
Gentex Corp. 9,225 336,989
Goodyear Tire & Rubber Co.
(The)* 11,214 133,222
Lear Corp.(a) 2,304 316,454
Visteon Corp.* 1,100 124,432
1,465,281
Automobiles — 0.3%
Harley-Davidson, Inc. 5,012 181,785
Thor Industries, Inc. 2,107 270,075
451,860
Banks — 3.7%
Associated Banc-Corp. 5,878 122,497
Bank OZK 4,161 182,252
Cadence Bank 7,224 199,960
Columbia Banking System, Inc. 8,249 149,307
Commerce Bancshares, Inc. 4,697 244,432
Cullen/Frost Bankers, Inc. 2,533 274,856
East West Bancorp, Inc. 5,574 406,122
First Financial Bankshares, Inc. 5,080 157,175
First Horizon Corp. 22,099 311,596
FNB Corp. 14,191 189,308
Glacier Bancorp, Inc. 4,385 164,087
Hancock Whitney Corp. 3,407 148,545
Home BancShares, Inc. 7,421 174,097
International Bancshares Corp. 2,111 109,540
New York Community Bancorp,
Inc. 28,574 136,869
Old National Bancorp 11,573 190,144
Pinnacle Financial Partners, Inc. 3,036 251,138
Prosperity Bancshares, Inc. 3,706 231,291
SouthState Corp. 3,008 252,792
Synovus Financial Corp. 5,784 219,445
Texas Capital Bancshares, Inc.* 1,899 111,376
UMB Financial Corp. 1,727 140,940
United Bankshares, Inc. 5,336 185,106
Valley National Bancorp 16,866 138,133
Webster Financial Corp. 6,804 324,143
Wintrust Financial Corp. 2,422 233,360
5,248,511
Investments Shares Value
Common Stocks (continued)
Beverages — 0.5%
Boston Beer Co., Inc. (The),
Class
a
A* 372 $ 114,628
Celsius Holdings, Inc.* 5,867 478,865
Coca-Cola Consolidated, Inc. 185 155,548
749,041
Biotechnology — 1.1%
Arrowhead Pharmaceuticals,
Inc.* 4,864 156,134
Exelixis, Inc.* 12,299 269,348
Halozyme Therapeutics, Inc.* 5,224 207,968
Neurocrine Biosciences, Inc.* 3,886 506,734
United Therapeutics Corp.* 1,856 418,788
1,558,972
Broadline Retail — 0.3%
Macy's, Inc. 10,822 188,735
Nordstrom, Inc.(a) 3,837 80,462
Ollie's Bargain Outlet Holdings,
Inc.* 2,440 195,615
464,812
Building Products — 2.6%
Advanced Drainage Systems,
Inc.(a) 2,711 442,544
Carlisle Cos., Inc. 1,925 673,750
Fortune Brands Innovations, Inc. 4,987 405,642
Lennox International, Inc. 1,265 596,081
Owens Corning 3,515 526,477
Simpson Manufacturing Co.,
Inc. 1,688 352,252
Trex Co., Inc.* 4,295 394,109
UFP Industries, Inc. 2,445 280,270
3,671,125
Capital Markets — 2.2%
Affiliated Managers Group, Inc. 1,337 208,986
Carlyle Group, Inc. (The) 8,563 392,613
Evercore, Inc., Class
a
A 1,371 256,487
Federated Hermes, Inc., Class
a
B 3,411 120,169
Houlihan Lokey, Inc., Class
a
A 2,041 262,595
Interactive Brokers Group, Inc.,
Class
a
A 4,232 460,103
Janus Henderson Group plc 5,241 163,310
Jefferies Financial Group, Inc. 6,658 278,438
Morningstar, Inc. 1,030 307,548
SEI Investments Co. 3,955 265,974
Stifel Financial Corp. 4,034 306,019
3,022,242
Chemicals — 1.7%
Arcadium Lithium plc* 40,627 223,042
Ashland, Inc. 2,027 189,808
Avient Corp. 3,605 145,930
Axalta Coating Systems Ltd.* 8,704 284,882
Cabot Corp. 2,185 185,616
Chemours Co. (The) 5,871 115,483

ULTRA MIDCAP400 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments Shares Value
Common Stocks (continued)
NewMarket Corp. 273 $ 175,176
Olin Corp. 4,847 260,769
RPM International, Inc. 5,095 587,708
Scotts Miracle-Gro Co. (The) 1,643 107,945
Westlake Corp. 1,267 175,746
2,452,105
Commercial Services & Supplies — 1.0%
Brink's Co. (The) 1,782 147,603
Clean Harbors, Inc.* 1,992 362,743
MSA Safety, Inc. 1,461 269,043
Stericycle, Inc.* 3,659 199,013
Tetra Tech, Inc. 2,106 373,436
1,351,838
Communications Equipment — 0.4%
Calix, Inc.* 2,318 80,829
Ciena Corp.* 5,847 333,162
Lumentum Holdings, Inc.* 2,650 128,445
542,436
Construction & Engineering — 1.6%
AECOM 5,487 487,410
Comfort Systems USA, Inc. 1,412 431,691
EMCOR Group, Inc. 1,861 583,461
Fluor Corp.* 6,738 247,958
MasTec, Inc.* 2,391 180,425
MDU Resources Group, Inc. 8,054 174,611
Valmont Industries, Inc.(a) 826 175,054
2,280,610
Construction Materials — 0.4%
Eagle Materials, Inc. 1,380 349,899
Knife River Corp.* 2,237 165,739
515,638
Consumer Finance — 0.5%
Ally Financial, Inc. 10,736 397,125
FirstCash Holdings, Inc. 1,463 167,513
SLM Corp. 8,949 186,408
751,046
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings,
Inc.* 5,289 386,309
Casey's General Stores, Inc. 1,474 448,818
Grocery Outlet Holding Corp.* 3,926 101,251
Performance Food Group Co.* 6,154 472,443
Sprouts Farmers Market, Inc.* 4,017 250,821
US Foods Holding Corp.* 8,945 454,317
2,113,959
Containers & Packaging — 1.2%
AptarGroup, Inc. 2,602 365,477
Berry Global Group, Inc. 4,670 271,841
Crown Holdings, Inc. 4,771 365,554
Graphic Packaging Holding Co. 12,104 314,099
Greif, Inc., Class
a
A 1,007 64,911
Silgan Holdings, Inc. 3,201 140,556
Investments Shares Value
Common Stocks (continued)
Sonoco Products Co. 3,874 $ 219,578
1,742,016
Diversified Consumer Services — 0.7%
Graham Holdings Co., Class
a
B 142 99,731
Grand Canyon Education, Inc.* 1,169 157,581
H&R Block, Inc. 5,692 278,624
Service Corp. International 5,843 427,649
963,585
Diversified REITs — 0.4%
WP Carey, Inc., REIT 8,648 487,142
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 8,748 207,153
Iridium Communications, Inc. 4,898 141,797
348,950
Electric Utilities — 0.6%
ALLETE, Inc. 2,273 128,743
IDACORP, Inc. 2,002 176,396
OGE Energy Corp. 7,921 260,680
PNM Resources, Inc. 3,395 123,951
Portland General Electric Co. 3,999 160,640
850,410
Electrical Equipment — 1.2%
Acuity Brands, Inc. 1,224 307,518
EnerSys 1,598 146,824
nVent Electric plc 6,562 441,754
Regal Rexnord Corp. 2,624 449,990
Sensata Technologies Holding
plc 5,986 206,038
Sunrun, Inc.* 8,593 103,459
1,655,583
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.* 2,142 251,685
Avnet, Inc. 3,579 166,746
Belden, Inc. 1,648 140,377
Cognex Corp. 6,808 268,575
Coherent Corp.* 5,212 310,010
Crane NXT Co. 1,909 111,524
IPG Photonics Corp.* 1,169 100,943
Littelfuse, Inc. 984 234,428
Novanta, Inc.* 1,416 244,883
TD SYNNEX Corp. 2,278 236,684
Vishay Intertechnology, Inc. 4,993 108,598
Vontier Corp. 6,104 262,472
2,436,925
Energy Equipment & Services — 0.7%
ChampionX Corp. 7,704 239,286
NOV, Inc. 15,579 263,285
Valaris Ltd.* 2,479 156,301
Weatherford International plc* 2,852 292,644
951,516

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments Shares Value
Common Stocks (continued)
Entertainment — 0.1%
TKO Group Holdings, Inc.,
Class
a
A 2,373 $ 198,691
Financial Services — 1.4%
Equitable Holdings, Inc. 12,584 430,876
Essent Group Ltd. 4,222 226,173
Euronet Worldwide, Inc.* 1,733 189,659
MGIC Investment Corp. 10,967 218,134
Voya Financial, Inc. 4,132 282,463
Western Union Co. (The) 14,410 193,238
WEX, Inc.* 1,690 371,344
1,911,887
Food Products — 0.8%
Darling Ingredients, Inc.* 6,309 266,934
Flowers Foods, Inc. 7,598 170,347
Ingredion, Inc. 2,578 303,250
Lancaster Colony Corp. 805 166,571
Pilgrim's Pride Corp.* 1,592 50,689
Post Holdings, Inc.* 2,010 209,362
1,167,153
Gas Utilities — 0.7%
National Fuel Gas Co. 3,631 176,975
New Jersey Resources Corp. 3,858 160,531
ONE Gas, Inc. 2,193 130,703
Southwest Gas Holdings, Inc. 2,376 161,924
Spire, Inc. 2,080 123,386
UGI Corp. 8,285 202,817
956,336
Ground Transportation — 1.6%
Avis Budget Group, Inc. 731 78,977
Hertz Global Holdings, Inc.* 5,235 41,095
Knight-Swift Transportation
Holdings, Inc., Class
a
A 6,379 359,393
Landstar System, Inc. 1,422 270,465
Ryder System, Inc. 1,753 200,017
Saia, Inc.* 1,050 604,170
Werner Enterprises, Inc. 2,507 100,631
XPO, Inc.* 4,588 552,028
2,206,776
Health Care Equipment & Supplies — 1.7%
Enovis Corp.* 1,965 117,528
Envista Holdings Corp.* 6,779 139,986
Globus Medical, Inc., Class
a
A* 4,562 246,302
Haemonetics Corp.* 2,007 146,471
Inari Medical, Inc.* 2,024 93,347
Integra LifeSciences Holdings
Corp.* 2,690 99,288
Lantheus Holdings, Inc.* 2,709 177,115
LivaNova plc* 2,131 116,800
Masimo Corp.* 1,755 225,588
Neogen Corp.* 7,785 133,824
Penumbra, Inc.* 1,526 358,488
QuidelOrtho Corp.* 1,956 89,194
Investments Shares Value
Common Stocks (continued)
Shockwave Medical, Inc.* 1,459 $ 380,609
2,324,540
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.* 3,647 304,342
Amedisys, Inc.* 1,291 120,089
Chemed Corp. 596 373,174
Encompass Health Corp. 3,964 294,922
HealthEquity, Inc.* 3,387 279,800
Option Care Health, Inc.* 7,005 226,051
Progyny, Inc.* 3,297 120,406
R1 RCM, Inc.* 7,788 109,421
Tenet Healthcare Corp.* 4,016 373,488
2,201,693
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 15,063 207,568
Medical Properties Trust, Inc.,
REIT(a) 23,690 99,735
Omega Healthcare Investors,
Inc., REIT 9,689 301,522
Sabra Health Care REIT, Inc.,
REIT 9,145 126,932
735,757
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 4,673 131,919
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 8,305 137,863
Hotels, Restaurants & Leisure — 2.7%
Aramark 10,324 313,127
Boyd Gaming Corp. 2,748 181,725
Choice Hotels International,
Inc.(a) 985 110,261
Churchill Downs, Inc. 2,685 327,221
Hilton Grand Vacations, Inc.* 2,819 126,517
Hyatt Hotels Corp., Class
a
A 1,749 268,629
Light & Wonder, Inc.* 3,561 357,916
Marriott Vacations Worldwide
Corp. 1,306 121,706
Penn Entertainment, Inc.* 6,002 109,837
Planet Fitness, Inc., Class
a
A* 3,379 209,667
Texas Roadhouse, Inc., Class
a
A 2,641 394,486
Travel + Leisure Co. 2,864 127,992
Vail Resorts, Inc. 1,506 346,847
Wendy's Co. (The) 6,607 119,653
Wingstop, Inc. 1,163 408,271
Wyndham Hotels & Resorts, Inc. 3,281 251,160
3,775,015
Household Durables — 1.4%
Helen of Troy Ltd.* 939 117,375
KB Home 3,028 201,150
Leggett & Platt, Inc. 5,273 107,675

ULTRA MIDCAP400 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments Shares Value
Common Stocks (continued)
Taylor Morrison Home Corp.,
Class
a
A*(a) 4,250 $ 240,592
Tempur Sealy International, Inc. 6,816 371,267
Toll Brothers, Inc. 4,251 487,335
TopBuild Corp.* 1,257 505,792
2,031,186
Independent Power and Renewable Electricity Producers — 0.6%
Ormat Technologies, Inc. 2,124 138,378
Vistra Corp. 13,292 724,946
863,324
Industrial REITs — 0.9%
EastGroup Properties, Inc., REIT 1,832 321,864
First Industrial Realty Trust, Inc.,
REIT 5,231 277,243
Rexford Industrial Realty, Inc.,
REIT 8,349 424,797
STAG Industrial, Inc., REIT 7,181 266,703
1,290,607
Insurance — 3.5%
American Financial Group, Inc. 2,584 329,899
Brighthouse Financial, Inc.* 2,539 118,190
CNO Financial Group, Inc. 4,436 118,397
Erie Indemnity Co., Class
a
A 986 401,184
Fidelity National Financial, Inc. 10,225 517,180
First American Financial Corp. 4,081 238,371
Hanover Insurance Group, Inc.
(The) 1,414 185,899
Kemper Corp. 2,383 136,617
Kinsale Capital Group, Inc. 871 449,593
Old Republic International Corp. 10,312 298,636
Primerica, Inc.(a) 1,386 339,930
Reinsurance Group of America,
Inc. 2,607 461,048
RenaissanceRe Holdings Ltd. 2,076 466,726
RLI Corp. 1,588 232,563
Selective Insurance Group, Inc. 2,396 250,334
Unum Group 7,251 358,562
4,903,129
Interactive Media & Services — 0.2%
Ziff Davis, Inc.* 1,819 125,075
ZoomInfo Technologies, Inc.,
Class
a
A* 11,716 196,360
321,435
IT Services — 0.6%
GoDaddy, Inc., Class
a
A* 5,569 635,701
Kyndryl Holdings, Inc.* 9,075 199,378
835,079
Leisure Products — 0.6%
Brunswick Corp. 2,721 237,816
Mattel, Inc.* 13,970 275,209
Polaris, Inc. 2,099 194,598
YETI Holdings, Inc.* 3,435 140,972
848,595
Investments Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.9%
Azenta, Inc.* 2,379 $ 154,992
Bruker Corp. 3,668 317,429
Medpace Holdings, Inc.* 922 366,513
Repligen Corp.* 2,054 398,456
Sotera Health Co.* 3,912 58,719
1,296,109
Machinery — 3.6%
AGCO Corp. 2,458 269,643
Chart Industries, Inc.*(a) 1,661 237,290
Crane Co. 1,932 234,854
Donaldson Co., Inc. 4,773 341,842
Esab Corp. 2,241 222,128
Flowserve Corp. 5,189 219,598
Graco, Inc. 6,675 609,161
ITT, Inc. 3,247 409,577
Lincoln Electric Holdings, Inc. 2,262 580,429
Middleby Corp. (The)* 2,120 322,579
Oshkosh Corp. 2,587 286,795
RBC Bearings, Inc.* 1,150 313,755
Terex Corp. 2,662 152,666
Timken Co. (The) 2,567 215,602
Toro Co. (The) 4,107 379,117
Watts Water Technologies, Inc.,
Class
a
A 1,082 220,674
5,015,710
Marine Transportation — 0.2%
Kirby Corp.* 2,337 205,002
Media — 0.5%
Cable One, Inc. 180 82,080
New York Times Co. (The),
Class
a
A 6,471 286,536
Nexstar Media Group, Inc.,
Class
a
A 1,275 211,867
TEGNA, Inc. 7,790 109,138
689,621
Metals & Mining — 1.7%
Alcoa Corp. 7,058 192,048
Cleveland-Cliffs, Inc.* 19,967 415,314
Commercial Metals Co. 4,623 249,642
MP Materials Corp.* 5,696 86,636
Reliance, Inc. 2,273 730,133
Royal Gold, Inc. 2,598 266,633
United States Steel Corp. 8,821 417,586
2,357,992
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 19,778 377,562
Starwood Property Trust, Inc. 11,768 239,950
617,512
Multi-Utilities — 0.2%
Black Hills Corp. 2,689 139,909

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments Shares Value
Common Stocks (continued)
Northwestern Energy Group,
Inc. 2,422 $ 116,062
255,971
Office REITs — 0.4%
COPT Defense Properties, REIT 4,451 107,848
Cousins Properties, Inc., REIT 6,003 136,928
Kilroy Realty Corp., REIT 4,219 159,866
Vornado Realty Trust, REIT 6,323 166,295
570,937
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp. 13,470 180,498
Antero Resources Corp.* 11,173 287,146
Chesapeake Energy Corp. 4,406 364,729
Chord Energy Corp. 1,633 265,281
Civitas Resources, Inc. 3,376 231,864
CNX Resources Corp.* 6,282 131,608
DT Midstream, Inc. 3,832 220,838
Equitrans Midstream Corp. 17,135 183,173
HF Sinclair Corp. 6,192 343,656
Matador Resources Co. 4,382 276,723
Murphy Oil Corp. 5,804 230,245
Ovintiv, Inc. 10,038 495,977
PBF Energy, Inc., Class
a
A 4,301 200,857
Permian Resources Corp.,
Class
a
A 16,440 255,806
Range Resources Corp. 9,543 301,750
Southwestern Energy Co.*(a) 43,562 303,627
4,273,778
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 2,538 187,736
Personal Care Products — 0.7%
BellRing Brands, Inc.* 5,199 296,083
Coty, Inc., Class
a
A* 14,811 186,026
elf Beauty, Inc.* 2,183 455,221
937,330
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 2,490 296,061
Perrigo Co. plc 5,359 140,727
436,788
Professional Services — 2.1%
ASGN, Inc.* 1,867 185,430
CACI International, Inc.,
Class
a
A* 881 330,243
Concentrix Corp. 1,870 135,481
ExlService Holdings, Inc.* 6,523 202,996
Exponent, Inc. 2,002 161,942
FTI Consulting, Inc.* 1,404 290,459
Genpact Ltd. 6,601 224,434
Insperity, Inc. 1,401 142,608
KBR, Inc. 5,339 320,500
ManpowerGroup, Inc. 1,930 139,269
Maximus, Inc. 2,404 201,119
Paylocity Holding Corp.* 1,711 288,492
Investments Shares Value
Common Stocks (continued)
Science Applications
International Corp. 2,094 $ 293,076
2,916,049
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 1,881 357,841
Residential REITs — 0.9%
American Homes 4 Rent,
Class
a
A, REIT 12,512 463,069
Apartment Income REIT Corp.,
Class
a
A, REIT 5,813 176,250
Equity LifeStyle Properties, Inc.,
REIT 7,372 496,283
Independence Realty Trust, Inc.,
REIT 8,887 130,106
1,265,708
Retail REITs — 0.7%
Agree Realty Corp., REIT 3,975 218,426
Brixmor Property Group, Inc.,
REIT(a) 11,888 268,788
Kite Realty Group Trust, REIT 8,677 185,775
NNN REIT, Inc., REIT 7,215 293,578
966,567
Semiconductors & Semiconductor Equipment — 2.0%
Allegro MicroSystems, Inc.* 2,817 88,707
Amkor Technology, Inc. 4,082 126,624
Cirrus Logic, Inc.* 2,132 195,760
Lattice Semiconductor Corp.* 5,459 418,214
MACOM Technology Solutions
Holdings, Inc.* 2,140 189,026
MKS Instruments, Inc. 2,486 305,181
Onto Innovation, Inc.* 1,941 357,455
Power Integrations, Inc. 2,249 160,714
Rambus, Inc.* 4,252 251,888
Silicon Laboratories, Inc.* 1,257 172,888
Synaptics, Inc.* 1,550 155,155
Universal Display Corp. 1,723 300,526
Wolfspeed, Inc.* 4,956 128,955
2,851,093
Software — 1.7%
Aspen Technology, Inc.* 1,108 214,830
Blackbaud, Inc.* 1,704 117,883
CommVault Systems, Inc.* 1,732 165,770
Dolby Laboratories, Inc.,
Class
a
A 2,355 190,755
Dropbox, Inc., Class
a
A* 10,132 242,661
Dynatrace, Inc.* 9,431 467,306
Manhattan Associates, Inc.* 2,435 616,859
Qualys, Inc.* 1,455 250,056
Teradata Corp.* 3,868 145,514
2,411,634
Specialized REITs — 1.3%
CubeSmart, REIT 8,893 387,824
EPR Properties, REIT 2,979 122,377

ULTRA MIDCAP400 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments Shares Value
Common Stocks (continued)
Gaming and Leisure Properties,
Inc., REIT 10,560 $ 480,269
Lamar Advertising Co., Class
a
A,
REIT 3,464 382,945
National Storage Affiliates Trust,
REIT 3,056 109,436
PotlatchDeltic Corp., REIT 3,139 141,914
Rayonier, Inc., REIT 5,396 185,784
1,810,549
Specialty Retail — 3.0%
AutoNation, Inc.* 1,026 153,695
Burlington Stores, Inc.* 2,566 526,287
Dick's Sporting Goods, Inc. 2,430 432,273
Five Below, Inc.* 2,202 441,897
Floor & Decor Holdings, Inc.,
Class
a
A* 4,215 510,521
GameStop Corp., Class
a
A*(a) 10,623 151,590
Gap, Inc. (The) 8,485 160,706
Lithia Motors, Inc., Class
a
A 1,088 325,377
Murphy USA, Inc. 766 319,430
Penske Automotive Group, Inc. 771 118,348
RH* 611 167,658
Valvoline, Inc.* 5,484 233,838
Williams-Sonoma, Inc. 2,537 597,540
4,139,160
Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage, Inc., Class
a
A* 11,597 610,582
Super Micro Computer, Inc.* 1,834 1,588,464
2,199,046
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.* 4,596 212,014
Carter's, Inc. 1,456 117,863
Columbia Sportswear Co. 1,364 112,789
Crocs, Inc.* 2,395 292,789
Deckers Outdoor Corp.* 1,018 911,711
PVH Corp. 2,390 326,641
Skechers USA, Inc., Class
a
A* 5,284 326,604
Under Armour, Inc., Class
a
A* 7,466 66,895
Under Armour, Inc., Class
a
C* 7,650 65,331
2,432,637
Trading Companies & Distributors — 1.0%
Core & Main, Inc., Class
a
A* 6,644 317,118
GATX Corp. 1,404 178,083
MSC Industrial Direct Co., Inc.,
Class
a
A 1,834 185,124
Investments Shares Value
Common Stocks (continued)
Watsco, Inc. 1,339 $ 527,727
WESCO International, Inc. 1,737 259,664
1,467,716
Water Utilities — 0.3%
Essential Utilities, Inc. 9,939 345,678
Total Common Stocks
(Cost $89,081,243)
104,475,973
Securities Lending Reinvestments (b) — 0 .5%
Investment Companies — 0 .5%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $771,485) 771,485 771,485
Principal
Amount
Short-Term Investments — 5 .4%
Repurchase Agreements (d) — 5 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $7,582,224
(Cost $7,581,109) $ 7,581,109 7,581,109
Total Investments — 80.3%
(Cost $97,433,837) 112,828,567
Other assets less liabilities — 19.7% 27,669,207
Net Assets — 100.0% $ 140,497,774
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $806,696, collateralized in the form of cash with a value of $771,485 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $69,071 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April
15, 2024 – August 15, 2049. The total value of collateral is
$840,556.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $771,485.
(c) Rate shown is the 7-day yield as of February 29, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 33 3/15/2024 U.S. Dollar $ 9,545,580 $ 775,165

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Swap Agreements
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
19,488,897 2/11/2025 Bank of America NA 5.98% S&P MidCap 400
®
2,121,047
22,645,509 2/11/2025 BNP Paribas SA 5.88% S&P MidCap 400
®
2,390,749
15,892,904 3/6/2025 Citibank NA 5.73% S&P MidCap 400
®
1,406,403
27,204,095 11/7/2024 Goldman Sachs International 5.83% S&P MidCap 400
®
1,953,127
36,535,258 11/7/2024 Goldman Sachs International 5.60%
SPDR
®
S&P MidCap 400
®
ETF
Trust 2,172,838
63,739,353 4,125,965
10,894,935 3/6/2024
Morgan Stanley & Co.
International plc 5.88% S&P MidCap 400
®
1,067,996
19,659,447 11/14/2024 Societe Generale 5.85% S&P MidCap 400
®
1,232,252
14,690,385 11/7/2024 UBS AG 5.68% S&P MidCap 400
®
803,237
167,011,430 13,147,649
Total Unrealized
Appreciation
13,147,649
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA MSCI BRAZIL CAPPED :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBR
::
Investments
Principal
Amount Value
Short-Term Investments — 71 .4%
Repurchase Agreements (a) — 71 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $3,427,453
(Cost $3,426,948) $ 3,426,948 $ 3,426,948
Total Investments — 71.4%
(Cost $3,426,948) 3,426,948
Other assets less liabilities — 28.6% 1,375,213
Net Assets — 100.0% $ 4,802,161
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
851,183 4/10/2025 Bank of America NA 5.63%
iShares
®
MSCI Brazil Capped
ETF 46,402
2,626,441 11/14/2024 Citibank NA 5.63%
iShares
®
MSCI Brazil Capped
ETF (22,291)
2,037,227 11/14/2024 Goldman Sachs International 4.33%
iShares
®
MSCI Brazil Capped
ETF (36,419)
112,611 11/14/2024
Morgan Stanley & Co.
International plc 5.78%
iShares
®
MSCI Brazil Capped
ETF 20,143
2,028,127 11/14/2024 Societe Generale 5.53%
iShares
®
MSCI Brazil Capped
ETF (36,850)
1,948,503 11/14/2024 UBS AG 5.33%
iShares
®
MSCI Brazil Capped
ETF (48,164)
9,604,092 (77,179)
Total Unrealized
Appreciation
66,545
Total Unrealized
Depreciation
(143,724)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFO
::
Investments
Principal
Amount Value
Short-Term Investments — 51 .0%
Repurchase Agreements (a) — 51 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $4,867,021
(Cost $4,866,306) $ 4,866,306 $ 4,866,306
Total Investments — 51.0%
(Cost $4,866,306) 4,866,306
Other assets less liabilities — 49.0% 4,676,585
Net Assets — 100.0% $ 9,542,891
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation
($)
6,150,109 4/10/2025 Bank of America NA 5.63% iShares
®
MSCI EAFE ETF 1,198,822
5,374,899 11/14/2024 Citibank NA 5.73% iShares
®
MSCI EAFE ETF 189,546
1,641,482 3/6/2025 Goldman Sachs International 5.93% iShares
®
MSCI EAFE ETF 173,386
3,054 11/14/2024
Morgan Stanley & Co.
International plc 5.78% iShares
®
MSCI EAFE ETF 320
1,574,296 11/14/2024 Societe Generale 6.03% iShares
®
MSCI EAFE ETF 189,525
4,313,662 3/6/2025 UBS AG 5.53% iShares
®
MSCI EAFE ETF 244,263
19,057,502 1,995,862
Total Unrealized
Appreciation
1,995,862
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA MSCI EMERGING MARKETS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EET
::
Investments
Principal
Amount Value
Short-Term Investments — 77 .9%
Repurchase Agreements (a) — 77 .9%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $11,534,515
(Cost $11,532,820) $ 11,532,820 $ 11,532,820
Total Investments — 77.9%
(Cost $11,532,820) 11,532,820
Other assets less liabilities — 22.1% 3,272,714
Net Assets — 100.0% $ 14,805,534
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
4,054,306 3/6/2025 Bank of America NA 5.58%
iShares
®
MSCI Emerging
Markets ETF (308,705)
2,446,115 11/14/2024 Citibank NA 5.48%
iShares
®
MSCI Emerging
Markets ETF (131,373)
3,745,158 3/6/2025 Goldman Sachs International 5.63%
iShares
®
MSCI Emerging
Markets ETF (492,060)
102,008 11/14/2024
Morgan Stanley & Co.
International plc 5.78%
iShares
®
MSCI Emerging
Markets ETF (986)
10,941,941 11/14/2024 Societe Generale 5.28%
iShares
®
MSCI Emerging
Markets ETF (106,825)
8,323,036 11/14/2024 UBS AG 5.13%
iShares
®
MSCI Emerging
Markets ETF (245,860)
29,612,564 (1,285,809)
Total Unrealized
Depreciation
(1,285,809)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EZJ
::
Investments Shares Value
Exchange Traded Funds — 36 .5%
iShares MSCI Japan ETF
(Cost $2,509,826) 46,250 $ 3,196,800
Principal
Amount
Short-Term Investments — 23 .2%
Repurchase Agreements (a) — 23 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,023,046
(Cost $2,022,748) $ 2,022,748 2,022,748
Total Investments — 59.7%
(Cost $4,532,574) 5,219,548
Other assets less liabilities — 40.3% 3,517,498
Net Assets — 100.0% $ 8,737,046
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation
($)
2,618,469 3/6/2025 Bank of America NA 5.68% iShares
®
MSCI Japan ETF 187,045
2,454,034 4/10/2025 Citibank NA 5.83% iShares
®
MSCI Japan ETF 486,578
951,499 3/6/2025 Goldman Sachs International 5.83% iShares
®
MSCI Japan ETF 112,404
206,639 11/14/2024
Morgan Stanley & Co.
International plc 5.78% iShares
®
MSCI Japan ETF 26,895
3,256,561 11/14/2024 Societe Generale 5.68% iShares
®
MSCI Japan ETF 5,190
4,770,424 11/14/2024 UBS AG 5.33% iShares
®
MSCI Japan ETF 387,455
14,257,626 1,205,567
Total Unrealized
Appreciation
1,205,567
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ BIOTECHNOLOGY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments Shares Value
Common Stocks — 72 .1%
Biotechnology — 58.5%
4D Molecular Therapeutics, Inc.* 3,063 $ 85,825
89bio, Inc.* 6,677 76,585
AC Immune SA* 5,991 21,687
ACADIA Pharmaceuticals, Inc.* 11,763 273,372
ACELYRIN, Inc.* 6,975 58,939
ADMA Biologics, Inc.* 16,190 86,778
Agios Pharmaceuticals, Inc.* 4,004 129,409
Akero Therapeutics, Inc.* 3,990 107,690
Alector, Inc.* 6,807 47,445
Alkermes plc* 11,957 355,003
Allogene Therapeutics, Inc.* 12,056 59,195
Alnylam Pharmaceuticals, Inc.* 8,990 1,358,299
Alpine Immune Sciences, Inc.* 4,695 165,358
ALX Oncology Holdings, Inc.* 3,569 52,357
Amarin Corp. plc, ADR*(a) 27,623 29,557
Ambrx Biopharma, Inc.* 4,525 126,428
Amgen, Inc. 19,083 5,225,498
Amicus Therapeutics, Inc.* 21,011 269,361
AnaptysBio, Inc.* 1,904 48,609
Anavex Life Sciences Corp.*(a) 5,880 30,223
Apellis Pharmaceuticals, Inc.* 8,490 526,125
Apogee Therapeutics, Inc.*(a) 3,440 119,781
Arbutus Biopharma Corp.* 12,014 33,639
Arcellx, Inc.* 3,488 229,580
Arcturus Therapeutics Holdings,
Inc.* 1,914 74,187
Arcutis Biotherapeutics, Inc.*(a) 6,762 69,513
Ardelyx, Inc.* 16,632 155,010
Argenx SE, ADR* 2,301 874,403
Arrowhead Pharmaceuticals,
Inc.* 8,820 283,122
ARS Pharmaceuticals, Inc.* 6,879 57,577
Ascendis Pharma A/S, ADR* 4,108 606,998
Aurinia Pharmaceuticals, Inc.* 10,289 58,853
Autolus Therapeutics plc,
ADR*(a) 10,070 60,420
Avidity Biosciences, Inc.* 5,310 97,173
Beam Therapeutics, Inc.* 5,842 230,701
BeiGene Ltd., ADR* 3,011 498,772
Bicycle Therapeutics plc,
ADR*(a) 2,477 62,148
BioCryst Pharmaceuticals, Inc.* 14,674 82,615
Biogen, Inc.* 10,381 2,252,573
BioMarin Pharmaceutical, Inc.* 13,496 1,164,435
Biomea Fusion, Inc.*(a) 2,558 44,765
BioNTech SE, ADR* 6,894 613,290
Bluebird Bio, Inc.* 13,639 18,958
Blueprint Medicines Corp.* 4,355 407,280
Bridgebio Pharma, Inc.* 12,464 425,646
Cabaletta Bio, Inc.* 3,069 70,219
Caribou Biosciences, Inc.* 6,335 50,110
Centessa Pharmaceuticals plc,
ADR*(a) 3,957 41,588
Cogent Biosciences, Inc.* 6,171 43,197
Coherus Biosciences, Inc.* 7,979 18,192
Crinetics Pharmaceuticals, Inc.* 4,785 195,898
CRISPR Therapeutics AG* 5,691 479,296
Cullinan Oncology, Inc.* 3,065 56,611
Investments Shares Value
Common Stocks (continued)
CureVac NV*(a) 16,037 $ 54,847
Cytokinetics, Inc.* 7,025 507,486
Day One Biopharmaceuticals,
Inc.* 6,236 104,328
Deciphera Pharmaceuticals,
Inc.* 5,741 95,817
Denali Therapeutics, Inc.* 9,901 195,842
Disc Medicine, Inc.* 1,729 118,730
Dynavax Technologies Corp.* 9,261 117,337
Dyne Therapeutics, Inc.* 5,627 151,366
Editas Medicine, Inc.* 5,852 58,871
Erasca, Inc.* 10,825 25,763
Exelixis, Inc.* 22,280 487,932
Exscientia plc, ADR*(a) 3,247 21,593
Fusion Pharmaceuticals, Inc.* 5,188 62,048
Galapagos NV, ADR* 1,396 49,014
Genmab A/S, ADR* 3,004 83,421
Geron Corp.* 38,909 77,818
Gilead Sciences, Inc. 67,180 4,843,678
Grifols SA, ADR* 8,740 65,637
Halozyme Therapeutics, Inc.* 9,463 376,722
Humacyte, Inc.* 7,420 32,277
Ideaya Biosciences, Inc.* 4,618 206,425
ImmunityBio, Inc.*(a) 47,838 226,274
Immunocore Holdings plc, ADR* 2,415 162,336
Immunovant, Inc.* 10,365 366,610
Incyte Corp.* 16,056 937,028
Inhibrx, Inc.* 3,389 124,139
Insmed, Inc.* 10,250 284,130
Intellia Therapeutics, Inc.* 6,423 206,307
Ionis Pharmaceuticals, Inc.* 10,278 464,668
Iovance Biotherapeutics, Inc.* 18,335 291,710
Ironwood Pharmaceuticals, Inc.,
Class
a
A* 11,186 105,484
iTeos Therapeutics, Inc.* 2,565 27,471
Janux Therapeutics, Inc.*(a) 3,307 159,993
KalVista Pharmaceuticals, Inc.* 2,978 40,650
Karuna Therapeutics, Inc.* 2,702 848,347
Keros Therapeutics, Inc.* 2,435 164,362
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 2,536 53,611
Krystal Biotech, Inc.* 2,020 322,129
Kura Oncology, Inc.* 5,322 112,188
Kymera Therapeutics, Inc.* 3,976 169,775
Legend Biotech Corp., ADR* 5,708 371,933
Lexicon Pharmaceuticals,
Inc.*(a) 17,549 43,697
Lyell Immunopharma, Inc.* 18,047 52,697
MacroGenics, Inc.* 4,444 79,725
Madrigal Pharmaceuticals, Inc.* 1,414 333,987
MannKind Corp.* 19,314 79,381
MeiraGTx Holdings plc* 4,557 28,117
Merus NV* 4,136 200,513
Mineralys Therapeutics, Inc.*(a) 2,946 45,309
Mirum Pharmaceuticals, Inc.* 3,340 95,891
Moderna, Inc.* 27,316 2,519,628
Morphic Holding, Inc.* 3,564 131,690
Myriad Genetics, Inc.* 6,353 132,968
Neurocrine Biosciences, Inc.* 7,039 917,886
Novavax, Inc.*(a) 8,501 41,995

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments Shares Value
Common Stocks (continued)
Nurix Therapeutics, Inc.* 3,479 $ 42,966
Nuvalent, Inc., Class
a
A* 4,097 344,640
Olema Pharmaceuticals, Inc.* 3,924 48,658
ORIC Pharmaceuticals, Inc.* 4,827 61,496
Ovid therapeutics, Inc.* 5,064 17,218
Precigen, Inc.*(a) 17,836 27,467
Prime Medicine, Inc.* 6,974 60,186
Protagonist Therapeutics, Inc.* 4,132 125,530
Prothena Corp. plc* 3,844 106,056
PTC Therapeutics, Inc.* 5,406 152,395
RAPT Therapeutics, Inc.*(a) 2,465 21,125
Recursion Pharmaceuticals,
Inc., Class
a
A* 14,923 200,864
Regeneron Pharmaceuticals,
Inc.* 6,247 6,035,164
REGENXBIO, Inc.* 3,152 54,971
Relay Therapeutics, Inc.* 8,833 88,507
Reneo Pharmaceuticals, Inc.*(a) 2,389 3,942
Replimune Group, Inc.* 4,232 36,311
REVOLUTION Medicines, Inc.* 11,735 345,948
Rhythm Pharmaceuticals, Inc.* 4,234 183,840
Rocket Pharmaceuticals, Inc.* 6,460 189,278
Roivant Sciences Ltd.* 57,596 658,898
Sage Therapeutics, Inc.* 4,296 92,278
Sana Biotechnology, Inc.* 15,673 157,357
Sarepta Therapeutics, Inc.* 6,703 857,314
Savara, Inc.* 9,696 48,965
Scholar Rock Holding Corp.* 5,170 80,135
SpringWorks Therapeutics, Inc.* 5,163 254,329
Summit Therapeutics, Inc.*(a) 50,212 227,962
Syndax Pharmaceuticals, Inc.* 5,879 137,804
Tango Therapeutics, Inc.*(a) 7,307 81,327
Taysha Gene Therapies, Inc.*(a) 13,395 42,328
Tourmaline Bio, Inc. 1,838 71,351
Travere Therapeutics, Inc.* 5,384 40,703
Twist Bioscience Corp.* 4,132 162,346
Ultragenyx Pharmaceutical, Inc.* 5,883 304,269
uniQure NV* 3,426 19,700
United Therapeutics Corp.* 3,367 759,730
UroGen Pharma Ltd.* 2,211 40,528
Vanda Pharmaceuticals, Inc.*(a) 4,122 18,425
Vaxcyte, Inc.* 7,715 569,521
Vera Therapeutics, Inc.,
Class
a
A*(a) 3,761 177,068
Veracyte, Inc.* 5,232 123,214
Vericel Corp.* 3,419 156,180
Vertex Pharmaceuticals, Inc.* 14,503 6,101,992
Verve Therapeutics, Inc.* 5,463 93,144
Vir Biotechnology, Inc.* 9,637 108,320
Voyager Therapeutics, Inc.* 3,863 32,140
Xencor, Inc.* 4,362 100,108
Xenon Pharmaceuticals, Inc.* 5,294 249,877
Y-mAbs Therapeutics, Inc.* 3,125 52,188
Zai Lab Ltd., ADR*(a) 3,595 75,423
Zentalis Pharmaceuticals, Inc.* 5,071 75,609
Zymeworks, Inc.* 5,016 60,242
56,667,211
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.* 7,655 117,198
Investments Shares Value
Common Stocks (continued)
Health Care Providers & Services — 0.3%
23andMe Holding Co., Class
a
A* 22,324 $ 12,725
Castle Biosciences, Inc.* 1,928 34,820
Guardant Health, Inc.* 8,454 160,626
PetIQ, Inc., Class
a
A* 2,091 38,077
246,248
Life Sciences Tools & Services — 3.3%
AbCellera Biologics, Inc.*(a) 20,789 104,984
Adaptive Biotechnologies Corp.* 10,372 42,629
Fortrea Holdings, Inc.* 6,362 238,830
Illumina, Inc.* 11,376 1,590,706
Maravai LifeSciences Holdings,
Inc., Class
a
A* 9,471 73,211
MaxCyte, Inc.* 7,421 34,137
Medpace Holdings, Inc.* 2,199 874,146
Nautilus Biotechnology, Inc.,
Class
a
A* 8,954 24,086
OmniAb, Inc.* 8,320 48,589
Pacific Biosciences of
California, Inc.* 19,161 105,960
3,137,278
Pharmaceuticals — 9.9%
Aclaris Therapeutics, Inc.* 5,076 6,040
Amphastar Pharmaceuticals,
Inc.* 3,432 159,828
Amylyx Pharmaceuticals, Inc.* 4,838 91,196
ANI Pharmaceuticals, Inc.* 1,464 99,069
Arvinas, Inc.* 3,942 181,253
AstraZeneca plc, ADR 39,837 2,555,942
ATAI Life Sciences NV*(a) 11,894 23,074
Atea Pharmaceuticals, Inc.* 5,978 25,765
Avadel Pharmaceuticals plc,
ADR*(a) 6,399 81,779
Axsome Therapeutics, Inc.* 3,392 276,041
Collegium Pharmaceutical, Inc.* 2,337 85,791
Cymabay Therapeutics, Inc.* 8,125 261,544
Edgewise Therapeutics, Inc.* 6,662 108,790
Enliven Therapeutics, Inc.*(a) 2,952 47,143
Evolus, Inc.* 4,094 60,714
EyePoint Pharmaceuticals, Inc.* 3,499 95,208
Fulcrum Therapeutics, Inc.* 4,431 45,241
Harmony Biosciences Holdings,
Inc.* 4,196 134,692
Harrow, Inc.*(a) 2,516 27,236
HUTCHMED China Ltd., ADR*(a) 2,223 33,590
Innoviva, Inc.* 4,591 70,150
Intra-Cellular Therapies, Inc.* 6,894 479,271
Jazz Pharmaceuticals plc* 4,511 536,358
Ligand Pharmaceuticals, Inc.* 1,249 99,108
Marinus Pharmaceuticals, Inc.* 3,910 37,145
Ocular Therapeutix, Inc.* 7,897 79,444
Pacira BioSciences, Inc.* 3,327 98,878
Phathom Pharmaceuticals,
Inc.*(a) 4,102 43,891
Phibro Animal Health Corp.,
Class
a
A 1,458 18,852
Pliant Therapeutics, Inc.* 4,292 68,114

ULTRA NASDAQ BIOTECHNOLOGY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments Shares Value
Common Stocks (continued)
Revance Therapeutics, Inc.* 6,292 $ 44,925
Royalty Pharma plc, Class
a
A 32,003 970,971
Sanofi SA, ADR 20,103 961,929
SIGA Technologies, Inc. 5,093 26,535
Structure Therapeutics, Inc.,
ADR* 2,689 109,093
Supernus Pharmaceuticals, Inc.* 3,914 116,246
Tarsus Pharmaceuticals, Inc.* 2,371 90,620
Terns Pharmaceuticals, Inc.* 4,428 32,413
Theravance Biopharma, Inc.*(a) 3,569 33,798
Third Harmonic Bio, Inc.* 2,892 29,325
Ventyx Biosciences, Inc.*(a) 4,233 29,970
Verona Pharma plc, ADR* 4,782 82,346
Viatris, Inc. 85,950 1,063,202
WaVe Life Sciences Ltd.* 8,530 41,029
Xeris Biopharma Holdings,
Inc.*(a) 9,896 30,430
9,593,979
Total Common Stocks
(Cost $78,661,158)
69,761,914
Number of
Rights
Rights — 0 .0% (b)
Biotechnology — 0.0%(b)
Achillion Pharmaceuticals, Inc.,
CVR*(c)(d) 25,307 11,641
Cartesian Therapeutics, Inc.,
expiring 5/3/2024*(c)(d) 9,785 1,762
Total Rights
(Cost 13403) 13,403
Shares
Securities Lending Reinvestments (e) — 1 .5%
Investment Companies — 1 .5%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (f)
(Cost $1,464,072) 1,464,072 1,464,072
Principal
Amount
Short-Term Investments — 8 .7%
Repurchase Agreements (g) — 8 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $8,467,993
(Cost $8,466,748) $ 8,466,748 8,466,748
Total Investments — 82.3%
(Cost $88,605,381) 79,706,137
Other assets less liabilities — 17.7% 17,112,261
Net Assets — 100.0% $ 96,818,398
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $1,468,639, collateralized in the form of cash with a value of $1,464,072 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $59,892 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March
28, 2024 – February 15, 2053. The total value of collateral is
$1,523,964.
(b) Represents less than 0.05% of net assets.
(c) Security fair valued as of February 29, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2024 amounted to $13,403, which represents approximately 0.01% of net assets of the
Fund.
(d) Illiquid security.
(e) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $1,464,072.
(f) Rate shown is the 7-day yield as of February 29, 2024.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Swap Agreements
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
14,764,819 3/6/2025 Bank of America NA 5.48% Nasdaq Biotechnology Index
®
(1,350,336)
50,397,013 11/6/2025 BNP Paribas SA 5.63% Nasdaq Biotechnology Index
®
2,472,286
4,614,559 3/6/2025 Citibank NA 5.48% Nasdaq Biotechnology Index
®
(64,543)
5,850,128 11/7/2024 Goldman Sachs International 5.93% Nasdaq Biotechnology Index
®
59,198
3,024,706 3/6/2024
Morgan Stanley & Co.
International plc 5.78% Nasdaq Biotechnology Index
®
27,858
22,829,227 11/14/2024 Societe Generale 5.88% Nasdaq Biotechnology Index
®
899,412
22,891,227 11/7/2024 UBS AG 5.33% Nasdaq Biotechnology Index
®
554,010
124,371,679 2,597,885
Total Unrealized
Appreciation
4,012,764
Total Unrealized
Depreciation
(1,414,879)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ CLOUD COMPUTING :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Investments Shares Value
Common Stocks — 79 .8%
Broadline Retail — 3.2%
Amazon.com, Inc.* 653 $ 115,424
Communications Equipment — 5.1%
Arista Networks, Inc.* 434 120,453
Cisco Systems, Inc. 1,314 63,558
184,011
Diversified Telecommunication Services — 1.0%
Lumen Technologies, Inc.* 22,107 35,813
Entertainment — 0.3%
Eventbrite, Inc., Class
a
A* 1,990 11,144
Financial Services — 0.7%
Toast, Inc., Class
a
A* 1,069 24,587
Health Care Technology — 0.6%
Veeva Systems, Inc., Class
a
A* 91 20,521
Interactive Media & Services — 2.8%
Alphabet, Inc., Class
a
A* 720 99,691
IT Services — 16.7%
Akamai Technologies, Inc.* 550 61,006
Cloudflare, Inc., Class
a
A* 824 81,197
DigitalOcean Holdings, Inc.* 1,408 53,391
Fastly, Inc., Class
a
A* 2,602 37,001
International Business Machines
Corp. 602 111,388
MongoDB, Inc., Class
a
A* 191 85,488
Shopify, Inc., Class
a
A* 655 50,022
Snowflake, Inc., Class
a
A* 85 16,004
Squarespace, Inc., Class
a
A* 567 18,870
Twilio, Inc., Class
a
A* 737 43,918
Wix.com Ltd.* 313 43,876
602,161
Media — 0.5%
Trade Desk, Inc. (The), Class
a
A* 226 19,307
Professional Services — 0.9%
Paycom Software, Inc. 88 16,050
Paylocity Holding Corp.* 101 17,030
33,080
Software — 39.7%
Adobe, Inc.* 78 43,702
Appfolio, Inc., Class
a
A* 84 20,335
Appian Corp., Class
a
A* 877 30,563
AppLovin Corp., Class
a
A* 1,272 75,964
Asana, Inc., Class
a
A* 757 14,913
Atlassian Corp., Class
a
A* 250 51,855
Blackbaud, Inc.* 211 14,597
BlackLine, Inc.* 275 15,601
Investments Shares Value
Common Stocks (continued)
Box, Inc., Class
a
A* 607 $ 15,654
Confluent, Inc., Class
a
A* 2,247 76,106
Crowdstrike Holdings, Inc.,
Class
a
A* 67 21,718
Datadog, Inc., Class
a
A* 136 17,879
DocuSign, Inc., Class
a
A* 369 19,657
Dropbox, Inc., Class
a
A* 564 13,508
Elastic NV* 198 26,494
Everbridge, Inc.* 781 22,079
Gitlab, Inc., Class
a
A* 987 71,182
HashiCorp, Inc., Class
a
A* 2,226 58,032
HubSpot, Inc.* 97 60,025
Intuit, Inc. 28 18,561
Microsoft Corp. 252 104,237
Nutanix, Inc., Class
a
A* 2,213 139,773
Open Text Corp. 396 15,242
Oracle Corp. 821 91,689
Palo Alto Networks, Inc.* 54 16,770
Q2 Holdings, Inc.* 448 20,711
Qualys, Inc.* 86 14,780
RingCentral, Inc., Class
a
A* 1,478 49,395
Salesforce, Inc.* 189 58,367
SAP SE, ADR 200 37,574
ServiceNow, Inc.* 70 53,994
Smartsheet, Inc., Class
a
A* 375 15,829
Sprout Social, Inc., Class
a
A* 279 17,248
Workday, Inc., Class
a
A* 59 17,385
Workiva, Inc., Class
a
A* 496 42,715
Zoom Video Communications,
Inc., Class
a
A* 234 16,551
Zscaler, Inc.* 80 19,358
Zuora, Inc., Class
a
A* 1,743 14,083
1,434,126
Technology Hardware, Storage & Peripherals — 8.3%
Dell Technologies, Inc., Class
a
C 629 59,541
Hewlett Packard Enterprise Co. 2,820 42,948
NetApp, Inc. 522 46,521
Pure Storage, Inc., Class
a
A* 2,863 150,737
299,747
Total Common Stocks
(Cost $2,428,543)
2,879,612
Principal
Amount
Short-Term Investments — 12 .7%
Repurchase Agreements (a) — 12 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $457,320
(Cost $457,253) $ 457,253 457,253
Total Investments — 92.5%
(Cost $2,885,796) 3,336,865
Other assets less liabilities — 7.5% 272,337
Net Assets — 100.0% $ 3,609,202

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
2,486,464 11/6/2025 Bank of America NA 5.43% ISE Cloud Computing Index (4,416)
1,311,159 3/6/2026 BNP Paribas SA 5.88% ISE Cloud Computing Index (12,018)
245,382 11/7/2024 Goldman Sachs International 5.93% ISE Cloud Computing Index 23,446
295,932 3/6/2024 UBS AG 5.88% ISE Cloud Computing Index 46,245
4,338,937 53,257
Total Unrealized
Appreciation
69,691
Total Unrealized
Depreciation
(16,434)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ CYBERSECURITY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCYB
::
Investments
Principal
Amount Value
Short-Term Investments — 65 .8%
Repurchase Agreements (a) — 65 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $3,194,752
(Cost $3,194,280) $ 3,194,280 $ 3,194,280
Total Investments — 65.8%
(Cost $3,194,280) 3,194,280
Other assets less liabilities — 34.2% 1,660,662
Net Assets — 100.0% $ 4,854,942
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
5,053,320 5/6/2025 Bank of America NA 5.58%
First Trust Nasdaq
Cybersecurity ETF 169,836
2,023,903 11/6/2025 BNP Paribas SA 5.93%
First Trust Nasdaq
Cybersecurity ETF 395,742
598,673 11/7/2024 Goldman Sachs International 5.93%
First Trust Nasdaq
Cybersecurity ETF 147,044
2,045,790 3/6/2024 UBS AG 5.83%
First Trust Nasdaq
Cybersecurity ETF 65,776
9,721,686 778,398
Total Unrealized
Appreciation
778,398
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments Shares Value
Common Stocks — 64 .6%
Automobiles — 1.8%
Tesla, Inc.* 550,401 $ 111,114,954
Beverages — 1.7%
Coca-Cola Europacific Partners
plc 134,935 9,260,589
Keurig Dr Pepper, Inc. 413,101 12,355,851
Monster Beverage Corp.* 307,398 18,167,222
PepsiCo, Inc. 406,174 67,156,809
106,940,471
Biotechnology — 2.5%
Amgen, Inc. 158,101 43,292,797
Biogen, Inc.* 42,841 9,296,069
Gilead Sciences, Inc. 368,137 26,542,678
Moderna, Inc.* 112,652 10,391,020
Regeneron Pharmaceuticals,
Inc.* 31,661 30,587,375
Vertex Pharmaceuticals, Inc.* 76,147 32,038,089
152,148,028
Broadline Retail — 4.2%
Amazon.com, Inc.* 1,182,157 208,958,072
MercadoLibre, Inc.* 14,951 23,851,330
PDD Holdings, Inc., ADR* 197,341 24,576,848
257,386,250
Commercial Services & Supplies — 0.5%
Cintas Corp. 30,119 18,933,105
Copart, Inc.* 283,721 15,079,771
34,012,876
Communications Equipment — 0.9%
Cisco Systems, Inc. 1,200,507 58,068,524
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. 130,786 97,290,397
Dollar Tree, Inc.* 64,366 9,441,205
Walgreens Boots Alliance, Inc. 255,211 5,425,786
112,157,388
Electric Utilities — 0.8%
American Electric Power Co.,
Inc. 155,412 13,239,549
Constellation Energy Corp. 94,336 15,890,899
Exelon Corp. 294,136 10,541,834
Xcel Energy, Inc. 163,046 8,590,894
48,263,176
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp. 39,579 9,744,746
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 297,306 8,797,285
Investments Shares Value
Common Stocks (continued)
Entertainment — 1.7%
Electronic Arts, Inc. 79,477 $ 11,085,452
Netflix, Inc.* 129,309 77,962,982
Take-Two Interactive Software,
Inc.* 50,248 7,382,939
Warner Bros Discovery, Inc.* 720,147 6,330,092
102,761,465
Financial Services — 0.3%
PayPal Holdings, Inc.* 318,492 19,217,807
Food Products — 0.7%
Kraft Heinz Co. (The) 362,385 12,784,943
Mondelez International, Inc.,
Class
a
A 402,093 29,380,935
42,165,878
Ground Transportation — 0.6%
CSX Corp. 583,813 22,149,865
Old Dominion Freight Line, Inc. 32,213 14,253,608
36,403,473
Health Care Equipment & Supplies — 1.3%
Dexcom, Inc.* 114,140 13,134,090
GE HealthCare Technologies,
Inc. 134,523 12,279,259
IDEXX Laboratories, Inc.* 24,520 14,104,640
Intuitive Surgical, Inc.* 104,052 40,122,451
79,640,440
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 128,448 20,226,706
Booking Holdings, Inc.* 10,340 35,867,702
DoorDash, Inc., Class
a
A* 109,545 13,646,021
Marriott International, Inc.,
Class
a
A 86,762 21,679,221
Starbucks Corp. 335,854 31,872,545
123,292,195
Industrial Conglomerates — 0.6%
Honeywell International, Inc. 194,795 38,711,610
Interactive Media & Services — 6.2%
Alphabet, Inc., Class
a
A* 676,942 93,729,389
Alphabet, Inc., Class
a
C* 654,846 91,534,374
Meta Platforms, Inc., Class
a
A 403,938 197,982,132
383,245,895
IT Services — 0.3%
Cognizant Technology Solutions
Corp., Class
a
A 148,127 11,704,995
MongoDB, Inc., Class
a
A* 21,096 9,442,148
21,147,143
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 46,884 6,555,790

ULTRA QQQ :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments Shares Value
Common Stocks (continued)
Machinery — 0.3%
PACCAR, Inc. 154,517 $ 17,134,390
Media — 1.3%
Charter Communications, Inc.,
Class
a
A* 43,725 12,852,089
Comcast Corp., Class
a
A 1,186,429 50,838,483
Sirius XM Holdings, Inc.(a) 1,134,219 5,013,248
Trade Desk, Inc. (The), Class
a
A* 131,810 11,260,528
79,964,348
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 52,856 9,647,277
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 172,053 11,038,921
Professional Services — 0.9%
Automatic Data Processing, Inc. 121,523 30,518,071
Paychex, Inc. 106,731 13,087,355
Verisk Analytics, Inc., Class
a
A 42,868 10,369,769
53,975,195
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 120,672 10,502,084
Semiconductors & Semiconductor Equipment — 14.8%
Advanced Micro Devices, Inc.* 477,111 91,858,181
Analog Devices, Inc. 146,578 28,116,592
Applied Materials, Inc. 247,181 49,836,633
ASML Holding NV (Registered),
NYRS 25,954 24,699,903
Broadcom, Inc. 137,914 179,355,778
GLOBALFOUNDRIES, Inc.*(a) 161,823 8,846,863
Intel Corp. 1,245,625 53,624,156
KLA Corp. 40,151 27,395,027
Lam Research Corp. 38,969 36,562,664
Marvell Technology, Inc. 254,877 18,264,486
Microchip Technology, Inc. 159,841 13,449,022
Micron Technology, Inc. 326,128 29,550,458
NVIDIA Corp. 282,564 223,542,032
NXP Semiconductors NV 76,174 19,022,933
ON Semiconductor Corp.* 127,239 10,041,702
QUALCOMM, Inc. 328,853 51,889,715
Texas Instruments, Inc. 268,131 44,866,360
910,922,505
Software — 11.3%
Adobe, Inc.* 134,543 75,381,752
ANSYS, Inc.* 25,662 8,575,471
Atlassian Corp., Class
a
A* 45,834 9,506,888
Autodesk, Inc.* 63,159 16,305,759
Cadence Design Systems, Inc.* 80,404 24,473,370
Crowdstrike Holdings, Inc.,
Class
a
A* 67,253 21,800,060
Datadog, Inc., Class
a
A* 89,311 11,740,824
Investments Shares Value
Common Stocks (continued)
Fortinet, Inc.* 226,850 $ 15,677,604
Intuit, Inc. 82,704 54,823,655
Microsoft Corp. 850,132 351,648,600
Palo Alto Networks, Inc.* 93,174 28,935,186
Roper Technologies, Inc. 31,562 17,192,768
Splunk, Inc.* 49,806 7,780,693
Synopsys, Inc.* 44,895 25,757,608
Workday, Inc., Class
a
A* 61,717 18,185,531
Zscaler, Inc.* 43,854 10,611,352
698,397,121
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.* 17,461 18,987,441
Ross Stores, Inc. 100,051 14,903,597
33,891,038
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. 1,778,838 321,524,969
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.* 35,893 16,765,261
Trading Companies & Distributors — 0.2%
Fastenal Co. 168,835 12,326,643
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. 341,698 55,799,283
Total Common Stocks
(Cost $3,593,285,991)
3,983,664,429
Securities Lending Reinvestments (b) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $12,331,528) 12,331,528 12,331,528
Principal
Amount
Short-Term Investments — 10 .4%
Repurchase Agreements (d) — 1 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $89,824,890
(Cost $89,811,677) $ 89,811,677 89,811,677
U.S. Treasury Obligations (e) — 8 .9%
U.S. Treasury Bills
5.28%, 3/7/2024 (f) 100,000,000 99,912,354
5.27%, 3/12/2024 (f) 50,000,000 49,919,425
5.46%, 3/28/2024 (f) 75,000,000 74,703,281
5.32%, 4/25/2024 (f) 50,000,000 49,596,629
5.31%, 5/2/2024 (f) 40,000,000 39,637,266
5.39%, 5/9/2024 (f) 45,000,000 44,547,403
5.30%, 6/18/2024 (f) 100,000,000 98,413,293

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Principal
Amount
Value
U.S. Treasury Obligations (e) (continued)
5.25%, 8/8/2024 (f) $ 100,000,000 $ 97,721,556
Total U.S. Treasury Obligations
(Cost $554,473,893) 554,451,207
Total Short-Term Investments
(Cost $644,285,570) 644,262,884
Total Investments — 75.2%
(Cost $4,249,903,089) 4,640,258,841
Other assets less liabilities — 24.8% 1,527,667,129
Net Assets — 100.0% $ 6,167,925,970
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $12,218,787, collateralized in the form of cash with a value of $12,331,528 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $74,761 of collateral
in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.38%, and maturity dates ranging from March 31, 2025 – November 15, 2052. The total value of
collateral is $12,406,289.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $12,331,528.
(c) Rate shown is the 7-day yield as of February 29, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $351,941,931.
(f) The rate shown was the current yield as of February 29, 2024.
Abbreviations
ADR American Depositary Receipt
NYRS New York Registry Shares
Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 650 3/15/2024 U.S. Dollar $ 235,075,750 $ 21,093,240
Swap Agreements
Ultra QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
859,284,225 3/6/2025 Bank of America NA 5.98% Nasdaq-100 Index
®
81,982,982
898,818,300 11/6/2025 Barclays Capital 5.93% Nasdaq-100 Index
®
112,177,349
438,483,599 2/11/2025 BNP Paribas SA 6.08% Nasdaq-100 Index
®
135,886,085
712,425,329 3/6/2025 Citibank NA 6.08% Nasdaq-100 Index
®
101,994,844
478,595,077 1/26/2026 Goldman Sachs International 5.93% Nasdaq-100 Index
®
7,179,056
1,243,066,496 1/26/2026 Goldman Sachs International 5.73%
PowerShares QQQ Trust
SM
,
Series 1 24,833,148
1,721,661,573 32,012,204
564,465,760 4/7/2025 J.P. Morgan Securities 5.93% Nasdaq-100 Index
®
55,446,021
525,202,342 3/6/2024
Morgan Stanley & Co.
International plc 5.88% Nasdaq-100 Index
®
128,643,996
968,051,723 3/6/2024
Morgan Stanley & Co.
International plc 5.88%
PowerShares QQQ Trust
SM
,
Series 1 191,401,519
1,493,254,065 320,045,515
813,416,758 4/8/2024 Societe Generale 6.28% Nasdaq-100 Index
®
157,303,381
615,439,636 11/7/2024 UBS AG 6.13% Nasdaq-100 Index
®
177,164,193
8,117,249,245 1,174,012,574
Total Unrealized
Appreciation
1,174,012,574
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA REAL ESTATE :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Investments Shares Value
Common Stocks — 70 .9%
Health Care REITs — 5.7%
Healthpeak Properties, Inc.,
REIT 31,873 $ 533,873
Ventas, Inc., REIT 18,167 768,283
Welltower, Inc., REIT 24,990 2,303,078
3,605,234
Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc.,
REIT 31,851 660,590
Industrial REITs — 8.8%
Prologis, Inc., REIT 41,719 5,559,891
Office REITs — 2.1%
Alexandria Real Estate Equities,
Inc., REIT 7,062 880,843
Boston Properties, Inc., REIT 6,519 421,910
1,302,753
Real Estate Management & Development — 4.5%
CBRE Group, Inc., Class
a
A* 13,762 1,264,590
CoStar Group, Inc.* 18,439 1,604,746
2,869,336
Residential REITs — 8.3%
AvalonBay Communities, Inc.,
REIT 6,412 1,135,116
Camden Property Trust, REIT 4,821 455,488
Equity Residential, REIT 15,603 939,457
Essex Property Trust, Inc., REIT 2,898 670,597
Invitation Homes, Inc., REIT 25,969 884,764
Mid-America Apartment
Communities, Inc., REIT 5,270 662,334
UDR, Inc., REIT 13,663 485,036
5,232,792
Retail REITs — 8.7%
Federal Realty Investment Trust,
REIT 3,317 334,520
Kimco Realty Corp., REIT 30,024 593,274
Realty Income Corp., REIT 37,549 1,956,678
Regency Centers Corp., REIT 7,418 459,545
Simon Property Group, Inc.,
REIT 14,731 2,182,250
5,526,267
Specialized REITs — 31.8%
American Tower Corp., REIT 21,048 4,185,605
Crown Castle, Inc., REIT 19,596 2,154,384
Digital Realty Trust, Inc., REIT 13,674 2,007,480
Equinix, Inc., REIT 4,239 3,767,708
Extra Space Storage, Inc., REIT 9,540 1,344,854
Iron Mountain, Inc., REIT 13,184 1,036,790
Public Storage, REIT 7,146 2,028,535
SBA Communications Corp.,
Class
a
A, REIT 4,872 1,019,369
Investments Shares Value
Common Stocks (continued)
VICI Properties, Inc., Class
a
A,
REIT 46,710 $ 1,398,030
Weyerhaeuser Co., REIT 32,960 1,133,165
20,075,920
Total Common Stocks
(Cost $47,188,274)
44,832,783
Principal
Amount
Short-Term Investments — 10 .7%
Repurchase Agreements (a) — 10 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $6,743,427
(Cost $6,742,437) $ 6,742,437 6,742,437
Total Investments — 81.6%
(Cost $53,930,711) 51,575,220
Other assets less liabilities — 18.4% 11,599,658
Net Assets — 100.0% $ 63,174,878
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Swap Agreements
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
6,356,769 3/6/2025 Bank of America NA 6.28%
S&P Real Estate Select Sector
index
c
758,650
22,999,241 3/6/2025 BNP Paribas SA 6.03%
S&P Real Estate Select Sector
index
c
776,644
4,272,475 4/7/2025 Citibank NA 5.83%
S&P Real Estate Select Sector
index
c
121,188
6,822,058 3/6/2025 Goldman Sachs International 5.93%
S&P Real Estate Select Sector
index
c
300,003
4,407,281 3/6/2025 Societe Generale 6.23%
S&P Real Estate Select Sector
index
c
199,757
36,850,749 3/6/2025 UBS AG 5.58%
S&P Real Estate Select Sector
index
c
722,387
81,708,573 2,878,629
Total Unrealized
Appreciation
2,878,629
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) — 75.6%
Aerospace & Defense — 0.8%
AAR Corp.* 2,113 $ 141,106
AeroVironment, Inc.* 1,624 205,907
AerSale Corp.* 1,598 14,126
Archer Aviation, Inc., Class
a
A*(b) 9,523 45,996
Astronics Corp.* 1,642 31,477
Cadre Holdings, Inc. 1,214 43,619
Ducommun, Inc.* 837 39,942
Eve Holding, Inc.* 1,130 6,272
Kaman Corp. 1,758 80,534
Kratos Defense & Security
Solutions, Inc.* 8,997 164,105
Leonardo DRS, Inc.* 4,289 97,403
Moog, Inc., Class
a
A 1,773 265,861
National Presto Industries, Inc. 322 24,900
Park Aerospace Corp. 1,161 17,670
Parsons Corp.* 2,578 207,813
Redwire Corp.*(b) 490 1,583
Rocket Lab USA, Inc.* 17,407 79,811
Terran Orbital Corp.*(b) 6,174 6,668
Triumph Group, Inc.* 4,023 55,920
V2X, Inc.* 720 27,720
Virgin Galactic Holdings, Inc.*(b) 20,492 35,656
1,594,089
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 3,518 42,462
Forward Air Corp. 1,607 59,668
Hub Group, Inc., Class
a
A* 3,924 166,888
Radiant Logistics, Inc.* 2,276 13,201
282,219
Automobile Components — 1.0%
Adient plc* 5,860 198,888
American Axle & Manufacturing
Holdings, Inc.* 7,129 49,333
Atmus Filtration Technologies,
Inc.* 1,025 24,467
Cooper-Standard Holdings, Inc.* 1,055 14,833
Dana, Inc. 8,143 101,787
Dorman Products, Inc.* 1,645 154,992
Fox Factory Holding Corp.* 2,664 134,772
Gentherm, Inc.* 2,047 116,392
Goodyear Tire & Rubber Co.
(The)* 17,585 208,910
Holley, Inc.* 3,296 14,140
LCI Industries 1,543 194,387
Luminar Technologies, Inc.,
Class
a
A*(b) 17,005 40,642
Modine Manufacturing Co.* 3,214 288,328
Patrick Industries, Inc. 1,333 159,880
Solid Power, Inc.*(b) 9,673 15,864
Standard Motor Products, Inc. 1,283 40,748
Stoneridge, Inc.* 1,652 29,026
Visteon Corp.* 1,723 194,906
XPEL, Inc.*(c) 1,412 74,243
2,056,538
Investments Shares Value
Common Stocks (a) (continued)
Automobiles — 0.1%
Fisker, Inc., Class
a
A*(b) 13,051 $ 9,504
Livewire Group, Inc.*(b) 1,201 11,265
Winnebago Industries, Inc. 1,813 130,047
Workhorse Group, Inc.*(b) 12,884 4,311
155,127
Banks — 6.4%
1st Source Corp. 1,030 51,273
ACNB Corp. 519 18,290
Amalgamated Financial Corp. 1,104 25,480
Amerant Bancorp, Inc., Class
a
A 1,612 34,158
American National Bankshares,
Inc. 642 28,967
Ameris Bancorp 4,134 191,528
Ames National Corp.(b) 538 10,206
Arrow Financial Corp. 920 22,062
Associated Banc-Corp. 9,455 197,042
Atlantic Union Bankshares Corp. 4,692 156,056
Axos Financial, Inc.* 3,468 180,752
Banc of California, Inc. 8,199 119,951
BancFirst Corp. 1,376 120,730
Bancorp, Inc. (The)* 3,251 145,125
Bank First Corp.(b) 583 50,430
Bank of Hawaii Corp.(b) 2,450 147,686
Bank of Marin Bancorp 983 16,328
Bank of NT Butterfield & Son
Ltd. (The) 3,031 90,597
Bank7 Corp. 233 6,526
BankUnited, Inc. 4,646 124,606
Bankwell Financial Group, Inc. 368 9,373
Banner Corp. 2,138 93,730
Bar Harbor Bankshares 933 23,530
BayCom Corp. 699 13,994
BCB Bancorp, Inc. 941 9,871
Berkshire Hills Bancorp, Inc. 2,715 58,345
Blue Foundry Bancorp* 1,413 13,310
Blue Ridge Bankshares, Inc. 1,113 2,727
Bridgewater Bancshares, Inc.* 1,276 15,121
Brookline Bancorp, Inc. 5,448 53,227
Burke & Herbert Financial
Services Corp.(b) 402 21,981
Business First Bancshares, Inc. 1,499 33,653
Byline Bancorp, Inc. 1,546 32,219
C&F Financial Corp. 200 10,686
Cadence Bank 11,383 315,081
Cambridge Bancorp 475 30,049
Camden National Corp. 892 28,348
Capital Bancorp, Inc. 594 12,230
Capital City Bank Group, Inc. 824 23,360
Capitol Federal Financial, Inc. 7,973 46,164
Capstar Financial Holdings, Inc. 1,193 22,369
Carter Bankshares, Inc.* 1,417 18,704
Cathay General Bancorp 4,343 169,594
Central Pacific Financial Corp. 1,659 30,957
Central Valley Community
Bancorp 623 11,644
Chemung Financial Corp. 219 9,329

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc.(b) 436 $ 11,602
Citizens & Northern Corp. 934 17,148
Citizens Financial Services, Inc. 236 11,033
City Holding Co. 928 93,245
Civista Bancshares, Inc. 965 14,494
CNB Financial Corp. 1,282 25,627
Coastal Financial Corp.* 676 25,952
Codorus Valley Bancorp, Inc. 582 13,398
Colony Bankcorp, Inc. 1,031 11,692
Columbia Financial, Inc.* 1,854 31,017
Community Bank System, Inc. 3,327 150,713
Community Trust Bancorp, Inc. 970 38,567
ConnectOne Bancorp, Inc. 2,288 45,280
CrossFirst Bankshares, Inc.* 2,822 36,319
Customers Bancorp, Inc.* 1,787 97,052
CVB Financial Corp. 8,311 141,453
Dime Community Bancshares,
Inc. 2,184 40,928
Eagle Bancorp, Inc. 1,840 43,829
Eastern Bankshares, Inc. 9,680 125,066
Enterprise Bancorp, Inc. 598 16,206
Enterprise Financial Services
Corp. 2,266 90,459
Equity Bancshares, Inc., Class
a
A 913 29,061
Esquire Financial Holdings, Inc. 429 21,785
ESSA Bancorp, Inc. 542 9,409
Evans Bancorp, Inc. 326 9,682
Farmers & Merchants Bancorp,
Inc. 793 16,019
Farmers National Banc Corp. 2,274 30,654
FB Financial Corp. 2,216 78,978
Fidelity D&D Bancorp, Inc.(b) 291 14,533
Financial Institutions, Inc. 948 17,405
First Bancorp(b) 10,742 182,399
First Bancorp 2,485 84,788
First Bancorp, Inc. (The) 611 14,432
First Bancshares, Inc. (The) 1,916 47,574
First Bank 1,273 17,071
First Busey Corp. 3,243 74,784
First Business Financial
Services, Inc. 491 17,323
First Commonwealth Financial
Corp. 6,393 83,301
First Community Bankshares,
Inc. 1,072 35,526
First Community Corp. 460 7,558
First Financial Bancorp 5,884 127,683
First Financial Bankshares, Inc. 8,142 251,913
First Financial Corp. 715 26,619
First Foundation, Inc. 3,196 25,344
First Interstate BancSystem,
Inc., Class
a
A 5,160 135,811
First Merchants Corp. 3,693 122,608
First Mid Bancshares, Inc. 1,390 42,117
First of Long Island Corp. (The) 1,331 14,827
First Western Financial, Inc.* 500 7,075
Five Star Bancorp 798 18,937
Flushing Financial Corp. 1,730 22,213
FS Bancorp, Inc. 413 13,782
Fulton Financial Corp. 10,039 154,601
Investments Shares Value
Common Stocks (a) (continued)
FVCBankcorp, Inc.* 1,000 $ 12,110
German American Bancorp, Inc. 1,751 55,086
Glacier Bancorp, Inc. 6,967 260,705
Great Southern Bancorp, Inc. 553 28,833
Greene County Bancorp, Inc. 436 12,452
Guaranty Bancshares, Inc. 511 14,696
Hancock Whitney Corp. 5,420 236,312
Hanmi Financial Corp. 1,901 28,724
HarborOne Bancorp, Inc. 2,562 26,081
HBT Financial, Inc. 830 15,820
Heartland Financial USA, Inc. 2,640 89,760
Heritage Commerce Corp. 3,699 30,665
Heritage Financial Corp. 2,167 39,764
Hilltop Holdings, Inc. 2,917 90,077
Hingham Institution For Savings
(The)(b) 92 15,454
Home Bancorp, Inc. 448 16,464
Home BancShares, Inc. 11,916 279,549
HomeStreet, Inc. 1,130 15,764
HomeTrust Bancshares, Inc. 918 24,098
Hope Bancorp, Inc. 7,208 79,072
Horizon Bancorp, Inc. 2,694 32,436
Independent Bank Corp. 1,244 30,416
Independent Bank Corp. 2,760 143,989
Independent Bank Group, Inc. 2,259 98,786
International Bancshares Corp. 3,355 174,091
John Marshall Bancorp, Inc. 777 13,598
Kearny Financial Corp. 3,498 22,247
Lakeland Bancorp, Inc. 3,895 45,494
Lakeland Financial Corp. 1,550 98,735
LCNB Corp. 660 9,293
Live Oak Bancshares, Inc. 2,101 83,452
Macatawa Bank Corp. 1,643 16,101
MainStreet Bancshares, Inc. 435 7,837
Mercantile Bank Corp. 979 36,066
Metrocity Bankshares, Inc. 1,140 27,702
Metropolitan Bank Holding
Corp.* 646 25,330
Mid Penn Bancorp, Inc. 888 18,675
Middlefield Banc Corp.(b) 491 12,049
Midland States Bancorp, Inc. 1,298 31,606
MidWestOne Financial Group,
Inc. 888 20,353
MVB Financial Corp. 709 15,180
National Bank Holdings Corp.,
Class
a
A 2,300 77,832
National Bankshares, Inc.(b) 361 11,288
NBT Bancorp, Inc. 2,862 98,424
Nicolet Bankshares, Inc. 804 63,460
Northeast Bank 420 22,424
Northeast Community Bancorp,
Inc. 792 12,347
Northfield Bancorp, Inc. 2,504 25,290
Northrim Bancorp, Inc. 336 16,709
Northwest Bancshares, Inc. 7,959 91,210
Norwood Financial Corp.(b) 454 12,535
Oak Valley Bancorp 420 10,471
OceanFirst Financial Corp. 3,638 55,298
OFG Bancorp 2,883 104,422
Old National Bancorp 18,302 300,702

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Old Second Bancorp, Inc. 2,710 $ 36,395
Orange County Bancorp, Inc. 319 14,668
Origin Bancorp, Inc. 1,823 54,398
Orrstown Financial Services,
Inc. 639 17,221
Pacific Premier Bancorp, Inc. 5,927 135,491
Park National Corp. 895 115,016
Parke Bancorp, Inc. 653 11,264
Pathward Financial, Inc. 1,629 82,818
PCB Bancorp 680 10,982
Peapack-Gladstone Financial
Corp. 1,054 25,538
Penns Woods Bancorp, Inc. 428 8,278
Peoples Bancorp, Inc. 2,179 61,165
Peoples Financial Services
Corp. 428 17,270
Pioneer Bancorp, Inc.* 728 6,785
Plumas Bancorp 341 11,880
Ponce Financial Group, Inc.* 1,215 10,716
Preferred Bank 808 58,055
Premier Financial Corp. 2,208 42,791
Primis Financial Corp. 1,265 15,623
Princeton Bancorp, Inc. 317 9,757
Provident Financial Services,
Inc. 4,586 69,157
QCR Holdings, Inc. 1,030 58,710
RBB Bancorp 1,047 18,029
Red River Bancshares, Inc. 300 14,940
Renasant Corp. 3,448 108,991
Republic Bancorp, Inc., Class
a
A 531 26,157
S&T Bancorp, Inc. 2,381 74,263
Sandy Spring Bancorp, Inc. 2,739 60,203
Seacoast Banking Corp. of
Florida 5,262 127,025
ServisFirst Bancshares, Inc. 3,182 201,071
Shore Bancshares, Inc. 1,861 21,141
Sierra Bancorp 841 15,651
Simmons First National Corp.,
Class
a
A 7,754 148,877
SmartFinancial, Inc. 990 21,305
South Plains Financial, Inc. 731 19,503
Southern First Bancshares, Inc.* 479 15,783
Southern Missouri Bancorp, Inc. 592 25,385
Southern States Bancshares,
Inc. 474 11,784
Southside Bancshares, Inc. 1,793 51,387
SouthState Corp. 4,756 399,694
Stellar Bancorp, Inc. 3,040 72,048
Sterling Bancorp, Inc.* 1,358 6,844
Stock Yards Bancorp, Inc. 1,695 77,648
Summit Financial Group, Inc. 702 18,940
Texas Capital Bancshares, Inc.* 2,991 175,422
Third Coast Bancshares, Inc.* 804 15,413
Timberland Bancorp, Inc. 463 12,131
Tompkins Financial Corp. 865 41,658
Towne Bank 4,380 118,742
TriCo Bancshares 1,941 64,849
Triumph Financial, Inc.* 1,388 104,100
TrustCo Bank Corp. 1,162 31,711
Trustmark Corp. 3,800 102,068
UMB Financial Corp. 2,766 225,733
Investments Shares Value
Common Stocks (a) (continued)
United Bankshares, Inc. 8,174 $ 283,556
United Community Banks, Inc. 7,221 187,818
Unity Bancorp, Inc. 450 12,321
Univest Financial Corp. 1,812 36,276
USCB Financial Holdings, Inc. 656 7,164
Valley National Bancorp 26,965 220,843
Veritex Holdings, Inc. 3,276 64,308
Virginia National Bankshares
Corp. 295 8,974
WaFd, Inc. 4,261 116,070
Washington Trust Bancorp, Inc. 1,056 27,181
WesBanco, Inc. 3,604 104,444
West Bancorp, Inc. 1,013 17,626
Westamerica Bancorp 1,618 73,959
WSFS Financial Corp. 3,824 162,099
13,546,728
Beverages — 0.3%
Coca-Cola Consolidated, Inc. 298 250,558
Duckhorn Portfolio, Inc. (The)* 2,741 26,067
MGP Ingredients, Inc. 991 84,413
National Beverage Corp.* 1,481 77,960
Primo Water Corp. 9,774 158,437
Vita Coco Co., Inc. (The)* 1,784 46,562
Zevia PBC, Class
a
A* 1,580 2,370
646,367
Biotechnology — 6.1%
2seventy bio, Inc.*(b) 3,134 16,297
4D Molecular Therapeutics, Inc.* 2,494 69,882
89bio, Inc.* 3,991 45,777
Aadi Bioscience, Inc.* 1,012 1,994
ACADIA Pharmaceuticals, Inc.* 7,558 175,648
ACELYRIN, Inc.* 2,065 17,449
Acrivon Therapeutics, Inc.* 542 2,634
Actinium Pharmaceuticals, Inc.* 1,703 14,527
Adicet Bio, Inc.* 1,895 4,453
ADMA Biologics, Inc.* 13,304 71,309
Aerovate Therapeutics, Inc.*(b) 698 16,110
Agenus, Inc.* 23,774 15,929
Agios Pharmaceuticals, Inc.* 3,467 112,053
Akero Therapeutics, Inc.* 3,203 86,449
Aldeyra Therapeutics, Inc.* 2,906 10,520
Alector, Inc.* 3,961 27,608
Alkermes plc* 10,354 307,410
Allakos, Inc.* 4,148 6,139
Allogene Therapeutics, Inc.* 5,897 28,954
Allovir, Inc.* 3,176 2,339
Alpine Immune Sciences, Inc.* 2,032 71,567
Altimmune, Inc.* 3,295 39,870
ALX Oncology Holdings, Inc.* 1,683 24,690
Amicus Therapeutics, Inc.* 17,736 227,376
AnaptysBio, Inc.* 1,169 29,845
Anavex Life Sciences Corp.*(b) 4,512 23,192
Anika Therapeutics, Inc.* 914 22,192
Annexon, Inc.* 2,848 15,863
Apogee Therapeutics, Inc.*(b) 1,281 44,604
Arbutus Biopharma Corp.* 7,907 22,140
Arcellx, Inc.* 2,394 157,573

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Arcturus Therapeutics Holdings,
Inc.* 1,456 $ 56,435
Arcus Biosciences, Inc.* 3,357 64,219
Arcutis Biotherapeutics, Inc.*(b) 4,936 50,742
Ardelyx, Inc.* 14,389 134,106
Arrowhead Pharmaceuticals,
Inc.* 7,229 232,051
ARS Pharmaceuticals, Inc.* 1,532 12,823
Astria Therapeutics, Inc.* 2,065 29,364
Atara Biotherapeutics, Inc.* 6,044 4,702
Aura Biosciences, Inc.* 1,732 15,709
Aurinia Pharmaceuticals, Inc.* 8,452 48,345
Avid Bioservices, Inc.* 3,873 29,745
Avidity Biosciences, Inc.* 4,617 84,491
Avita Medical, Inc.* 1,569 28,446
Beam Therapeutics, Inc.* 4,524 178,653
BioAtla, Inc.* 2,759 7,449
BioCryst Pharmaceuticals, Inc.* 11,830 66,603
Biohaven Ltd.* 4,270 205,558
Biomea Fusion, Inc.*(b) 1,240 21,700
BioVie, Inc., Class
a
A*(b) 754 935
Bioxcel Therapeutics, Inc.*(b) 1,265 4,023
Bluebird Bio, Inc.* 6,678 9,282
Blueprint Medicines Corp.* 3,796 355,002
Bridgebio Pharma, Inc.* 7,147 244,070
Cabaletta Bio, Inc.* 2,150 49,192
CareDx, Inc.* 3,249 34,569
Caribou Biosciences, Inc.* 5,110 40,420
Carisma Therapeutics, Inc.(b) 1,664 4,293
Cartesian Therapeutics, Inc.*(b) 7,331 5,363
Catalyst Pharmaceuticals, Inc.* 6,268 100,476
Celcuity, Inc.*(b) 1,089 16,945
Celldex Therapeutics, Inc.* 2,900 139,374
Century Therapeutics, Inc.* 1,462 5,366
Cerevel Therapeutics Holdings,
Inc.* 4,363 178,883
Cogent Biosciences, Inc.* 5,184 36,288
Coherus Biosciences, Inc.* 6,228 14,200
Compass Therapeutics, Inc.* 5,694 10,135
Crinetics Pharmaceuticals, Inc.* 4,075 166,831
Cue Biopharma, Inc.*(b) 2,245 4,658
Cullinan Oncology, Inc.* 1,614 29,811
Cytokinetics, Inc.* 5,813 419,931
Day One Biopharmaceuticals,
Inc.* 3,910 65,414
Deciphera Pharmaceuticals,
Inc.* 3,336 55,678
Denali Therapeutics, Inc.* 7,370 145,779
Design Therapeutics, Inc.* 2,045 5,685
Disc Medicine, Inc.* 558 38,318
Dynavax Technologies Corp.* 8,089 102,488
Dyne Therapeutics, Inc.* 2,774 74,621
Eagle Pharmaceuticals, Inc.* 646 3,786
Editas Medicine, Inc.* 5,134 51,648
Emergent BioSolutions, Inc.* 3,245 10,481
Enanta Pharmaceuticals, Inc.* 1,249 17,948
Entrada Therapeutics, Inc.*(b) 1,336 17,675
Erasca, Inc.* 5,036 11,986
Fate Therapeutics, Inc.* 5,289 37,499
Fennec Pharmaceuticals, Inc.* 1,132 10,720
Investments Shares Value
Common Stocks (a) (continued)
FibroGen, Inc.* 5,762 $ 9,853
Foghorn Therapeutics, Inc.*(b) 1,268 9,802
Genelux Corp.*(b) 1,158 8,453
Generation Bio Co.* 2,826 7,093
Geron Corp.* 31,975 63,950
Graphite Bio, Inc.* 1,748 5,926
Gritstone bio, Inc.*(b) 5,476 15,333
Halozyme Therapeutics, Inc.* 8,098 322,381
Heron Therapeutics, Inc.*(b) 6,462 17,189
HilleVax, Inc.*(b) 1,636 29,693
Humacyte, Inc.* 3,821 16,621
Ideaya Biosciences, Inc.* 3,756 167,893
IGM Biosciences, Inc.*(b) 829 10,470
Immuneering Corp., Class
a
A* 1,397 8,661
ImmunityBio, Inc.*(b) 8,275 39,141
Immunovant, Inc.* 3,368 119,126
Inhibrx, Inc.* 2,144 78,535
Inozyme Pharma, Inc.*(b) 2,979 18,946
Insmed, Inc.* 8,627 239,140
Intellia Therapeutics, Inc.* 5,507 176,885
Iovance Biotherapeutics, Inc.* 14,316 227,768
Ironwood Pharmaceuticals, Inc.,
Class
a
A* 8,652 81,588
iTeos Therapeutics, Inc.* 1,547 16,568
Janux Therapeutics, Inc.*(b) 1,080 52,250
KalVista Pharmaceuticals, Inc.* 1,933 26,385
Karyopharm Therapeutics,
Inc.*(b) 7,068 8,199
Keros Therapeutics, Inc.* 1,405 94,838
Kezar Life Sciences, Inc.* 4,453 4,676
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 1,958 41,392
Kodiak Sciences, Inc.* 2,023 12,158
Krystal Biotech, Inc.* 1,349 215,125
Kura Oncology, Inc.* 4,404 92,836
Kymera Therapeutics, Inc.* 2,371 101,242
Larimar Therapeutics, Inc.* 1,600 18,400
Lexicon Pharmaceuticals,
Inc.*(b) 5,781 14,395
Lineage Cell Therapeutics,
Inc.*(b) 8,281 8,612
Lyell Immunopharma, Inc.* 10,830 31,624
MacroGenics, Inc.* 3,798 68,136
Madrigal Pharmaceuticals, Inc.* 924 218,249
MannKind Corp.* 16,277 66,898
MeiraGTx Holdings plc* 2,035 12,556
Merrimack Pharmaceuticals,
Inc.* 653 9,599
Mersana Therapeutics, Inc.* 6,918 37,634
MiMedx Group, Inc.* 7,203 58,776
Mineralys Therapeutics, Inc.*(b) 1,212 18,641
Mirum Pharmaceuticals, Inc.* 1,545 44,357
Monte Rosa Therapeutics,
Inc.*(b) 1,903 12,046
Morphic Holding, Inc.* 2,293 84,726
Mural Oncology plc* 1,035 5,475
Myriad Genetics, Inc.* 5,042 105,529
Nkarta, Inc.*(b) 1,887 22,795
Novavax, Inc.*(b) 5,944 29,363
Nurix Therapeutics, Inc.* 2,972 36,704
Nuvalent, Inc., Class
a
A* 1,659 139,555

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Nuvectis Pharma, Inc.*(b) 463 $ 4,570
Ocean Biomedical, Inc.*(b) 540 950
Olema Pharmaceuticals, Inc.* 1,677 20,795
Omega Therapeutics, Inc.*(b) 1,520 6,247
Organogenesis Holdings, Inc.,
Class
a
A* 4,383 15,647
ORIC Pharmaceuticals, Inc.*(b) 2,436 31,035
Outlook Therapeutics, Inc.*(b) 9,814 4,287
Ovid therapeutics, Inc.* 3,721 12,651
PDS Biotechnology Corp.*(b) 1,740 11,467
PepGen, Inc.* 627 10,628
PMV Pharmaceuticals, Inc.* 2,406 4,451
Poseida Therapeutics, Inc.,
Class
a
A* 4,242 16,798
Precigen, Inc.*(b) 8,432 12,985
Prelude Therapeutics, Inc.* 929 3,995
Prime Medicine, Inc.*(b) 2,465 21,273
ProKidney Corp., Class
a
A*(b) 2,807 4,575
Protagonist Therapeutics, Inc.* 3,565 108,305
Protalix BioTherapeutics, Inc.*(b) 4,140 6,748
Prothena Corp. plc* 2,634 72,672
PTC Therapeutics, Inc.* 4,497 126,770
Rallybio Corp.*(b) 1,907 4,434
RAPT Therapeutics, Inc.*(b) 1,844 15,803
Recursion Pharmaceuticals,
Inc., Class
a
A* 8,517 114,639
REGENXBIO, Inc.* 2,565 44,734
Relay Therapeutics, Inc.* 5,635 56,463
Reneo Pharmaceuticals, Inc.*(b) 808 1,333
Replimune Group, Inc.* 3,086 26,478
REVOLUTION Medicines, Inc.* 8,977 264,642
Rhythm Pharmaceuticals, Inc.* 3,207 139,248
Rigel Pharmaceuticals, Inc.* 10,680 16,234
Rocket Pharmaceuticals, Inc.* 3,916 114,739
Sage Therapeutics, Inc.* 3,299 70,863
Sagimet Biosciences, Inc.,
Class
a
A*(b) 347 2,127
Sana Biotechnology, Inc.* 5,989 60,130
Sangamo Therapeutics, Inc.*(b) 9,390 10,892
Savara, Inc.* 5,638 28,472
Scholar Rock Holding Corp.* 3,462 53,661
Seres Therapeutics, Inc.* 6,070 6,920
SpringWorks Therapeutics, Inc.* 4,188 206,301
Stoke Therapeutics, Inc.* 1,721 13,321
Summit Therapeutics, Inc.*(b) 7,231 32,829
Sutro Biopharma, Inc.* 3,753 18,427
Syndax Pharmaceuticals, Inc.* 4,171 97,768
Tango Therapeutics, Inc.* 2,787 31,019
Tenaya Therapeutics, Inc.* 2,899 17,249
TG Therapeutics, Inc.* 8,654 149,022
Travere Therapeutics, Inc.* 4,547 34,375
Turnstone Biologics Corp.*(b) 410 1,870
Twist Bioscience Corp.* 3,553 139,597
Tyra Biosciences, Inc.*(b) 872 17,431
UroGen Pharma Ltd.* 1,698 31,124
Vanda Pharmaceuticals, Inc.* 3,525 15,757
Vaxcyte, Inc.* 6,538 482,635
Vaxxinity, Inc., Class
a
A*(b) 2,659 2,273
Vera Therapeutics, Inc.,
Class
a
A* 2,112 99,433
Investments Shares Value
Common Stocks (a) (continued)
Veracyte, Inc.* 4,544 $ 107,011
Vericel Corp.* 2,973 135,807
Verve Therapeutics, Inc.* 3,258 55,549
Vigil Neuroscience, Inc.*(b) 1,002 3,487
Viking Therapeutics, Inc.* 6,001 462,377
Vir Biotechnology, Inc.* 5,224 58,718
Viridian Therapeutics, Inc.* 2,668 49,918
Vor BioPharma, Inc.*(b) 2,351 5,407
Voyager Therapeutics, Inc.* 1,982 16,490
X4 Pharmaceuticals, Inc.* 7,683 7,457
Xencor, Inc.* 3,618 83,033
XOMA Corp.* 457 11,110
Y-mAbs Therapeutics, Inc.*(b) 2,296 38,343
Zentalis Pharmaceuticals, Inc.* 3,635 54,198
Zura Bio Ltd., Class
a
A* 1,063 3,912
Zymeworks, Inc.* 3,386 40,666
12,940,068
Broadline Retail — 0.1%
Big Lots, Inc. 1,776 9,626
ContextLogic, Inc., Class
a
A* 1,402 9,113
Dillard's, Inc., Class
a
A 217 89,997
Qurate Retail, Inc., Class
a
B* 83 458
Savers Value Village, Inc.* 1,618 32,748
141,942
Building Products — 1.6%
AAON, Inc. 4,232 355,403
American Woodmark Corp.* 1,024 102,646
Apogee Enterprises, Inc. 1,380 78,950
AZZ, Inc. 1,550 112,840
CSW Industrials, Inc. 962 221,635
Gibraltar Industries, Inc.* 1,909 147,852
Griffon Corp. 2,617 186,854
Insteel Industries, Inc. 1,169 42,563
Janus International Group, Inc.* 5,303 76,098
JELD-WEN Holding, Inc.* 5,316 96,751
Masonite International Corp.* 1,388 180,773
Masterbrand, Inc.* 8,101 140,228
PGT Innovations, Inc.* 3,542 147,949
Quanex Building Products Corp. 2,062 71,304
Resideo Technologies, Inc.* 9,148 204,275
Simpson Manufacturing Co.,
Inc. 2,682 559,680
UFP Industries, Inc. 3,751 429,977
Zurn Elkay Water Solutions
Corp. 9,242 293,434
3,449,212
Capital Markets — 1.1%
AlTi Global, Inc.*(b) 1,425 8,350
Artisan Partners Asset
Management, Inc., Class
a
A 3,837 165,260
AssetMark Financial Holdings,
Inc.* 1,372 48,500
B Riley Financial, Inc.(b) 1,273 23,334
Bakkt Holdings, Inc.*(b) 4,443 2,577
BGC Group, Inc., Class
a
A 22,363 155,423
BlackRock Capital Investment
Corp. 2 7

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Brightsphere Investment Group,
Inc. 2,034 $ 46,090
Cohen & Steers, Inc. 1,624 119,445
Diamond Hill Investment Group,
Inc. 171 24,740
Donnelley Financial Solutions,
Inc.* 1,545 99,745
Forge Global Holdings, Inc.*(b) 6,858 14,265
GCM Grosvenor, Inc., Class
a
A 2,589 21,929
Hamilton Lane, Inc., Class
a
A 2,282 262,088
Hercules Capital, Inc. 6 108
MarketWise, Inc. 2,012 3,642
Moelis & Co., Class
a
A 4,173 225,509
Open Lending Corp.* 6,214 45,114
P10, Inc., Class
a
A 2,728 25,289
Patria Investments Ltd., Class
a
A 3,395 50,585
Perella Weinberg Partners,
Class
a
A 2,626 35,871
Piper Sandler Cos. 1,083 203,896
PJT Partners, Inc., Class
a
A 1,484 156,414
Prospect Capital Corp. 3 17
Silvercrest Asset Management
Group, Inc., Class
a
A 589 9,878
StepStone Group, Inc., Class
a
A 3,369 117,005
StoneX Group, Inc.* 1,674 115,941
Value Line, Inc. 53 2,284
Victory Capital Holdings, Inc.,
Class
a
A 1,674 64,332
Virtus Investment Partners, Inc. 433 100,595
WisdomTree, Inc. 8,618 69,461
2,217,694
Chemicals — 1.5%
AdvanSix, Inc. 1,628 45,551
American Vanguard Corp. 1,686 18,074
Arcadium Lithium plc* 63,737 349,916
Aspen Aerogels, Inc.* 3,190 54,804
Avient Corp. 5,649 228,672
Balchem Corp. 1,998 314,066
Cabot Corp. 3,460 293,927
Core Molding Technologies,
Inc.* 457 8,395
Danimer Scientific, Inc.,
Class
a
A*(b) 5,476 7,338
Ecovyst, Inc.* 5,779 55,767
Hawkins, Inc. 1,209 84,932
HB Fuller Co. 3,379 268,732
Ingevity Corp.* 2,283 104,287
Innospec, Inc. 1,558 193,613
Intrepid Potash, Inc.* 663 13,976
Koppers Holdings, Inc. 1,259 71,285
Kronos Worldwide, Inc. 1,378 12,526
LSB Industries, Inc.* 3,352 24,671
Mativ Holdings, Inc. 3,404 59,127
Minerals Technologies, Inc. 2,032 147,036
Origin Materials, Inc.*(b) 7,295 4,330
Orion SA 3,459 77,966
Perimeter Solutions SA* 9,530 57,942
PureCycle Technologies, Inc.*(b) 7,252 41,989
Quaker Chemical Corp. 868 174,034
Investments Shares Value
Common Stocks (a) (continued)
Rayonier Advanced Materials,
Inc.* 3,980 $ 13,492
Sensient Technologies Corp. 2,629 175,828
Stepan Co. 1,331 118,725
Trinseo plc 2,185 9,833
Tronox Holdings plc 7,312 107,486
Valhi, Inc. 151 2,058
3,140,378
Commercial Services & Supplies — 1.2%
ABM Industries, Inc. 4,137 170,899
ACCO Brands Corp. 5,767 32,180
ACV Auctions, Inc., Class
a
A* 7,935 140,846
Aris Water Solutions, Inc.,
Class
a
A 1,865 22,455
BrightView Holdings, Inc.* 2,582 22,489
Brink's Co. (The) 2,883 238,799
Casella Waste Systems, Inc.,
Class
a
A* 3,526 317,693
CECO Environmental Corp.* 1,854 41,993
Cimpress plc* 1,124 110,163
CompX International, Inc. 95 2,214
CoreCivic, Inc.* 7,101 108,148
Deluxe Corp. 2,718 52,756
Ennis, Inc. 1,591 32,329
Enviri Corp.* 4,927 38,726
GEO Group, Inc. (The)* 7,523 92,307
Healthcare Services Group, Inc.* 4,647 59,296
HNI Corp. 2,885 129,277
Interface, Inc., Class
a
A 3,580 56,278
LanzaTech Global, Inc.*(b) 1,288 4,147
Li-Cycle Holdings Corp.*(b) 8,702 3,133
Liquidity Services, Inc.* 1,438 25,783
Matthews International Corp.,
Class
a
A 1,855 53,684
MillerKnoll, Inc. 4,609 140,805
Montrose Environmental Group,
Inc.* 1,742 72,084
NL Industries, Inc. 524 2,672
OPENLANE, Inc.* 6,741 102,935
Performant Financial Corp.* 4,199 12,219
Pitney Bowes, Inc. 10,958 44,161
Quad/Graphics, Inc. 1,912 11,453
SP Plus Corp.* 1,221 62,772
Steelcase, Inc., Class
a
A 5,786 79,500
UniFirst Corp. 937 158,091
Viad Corp.* 1,271 47,319
VSE Corp. 817 60,540
2,550,146
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. 4,869 27,705
Aviat Networks, Inc.* 711 25,233
Calix, Inc.* 3,683 128,426
Cambium Networks Corp.* 758 3,222
Clearfield, Inc.*(b) 817 24,649
CommScope Holding Co., Inc.* 13,075 15,232
Comtech Telecommunications
Corp.* 1,703 11,512
Digi International, Inc.* 2,195 64,884

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
DZS, Inc.*(b) 1,359 $ 1,998
Extreme Networks, Inc.* 7,876 99,553
Harmonic, Inc.* 6,877 90,295
Infinera Corp.* 12,455 62,524
KVH Industries, Inc.* 1,171 5,562
NETGEAR, Inc.* 1,805 27,057
NetScout Systems, Inc.* 4,331 93,766
Ribbon Communications, Inc.* 5,544 16,577
Viavi Solutions, Inc.* 13,818 131,962
830,157
Construction & Engineering — 1.4%
Ameresco, Inc., Class
a
A* 2,008 42,088
API Group Corp.* 13,065 457,928
Arcosa, Inc. 3,030 251,490
Argan, Inc. 791 37,066
Bowman Consulting Group Ltd.,
Class
a
A* 674 21,952
Comfort Systems USA, Inc. 2,211 675,969
Concrete Pumping Holdings,
Inc.* 1,598 13,088
Construction Partners, Inc.,
Class
a
A* 2,509 120,633
Dycom Industries, Inc.* 1,790 226,417
Fluor Corp.* 8,908 327,814
Granite Construction, Inc. 2,755 141,965
Great Lakes Dredge & Dock
Corp.* 4,094 36,600
IES Holdings, Inc.* 511 56,169
INNOVATE Corp.*(b) 3,387 2,657
Limbach Holdings, Inc.* 574 28,264
MYR Group, Inc.* 1,026 166,684
Northwest Pipe Co.* 614 18,316
Primoris Services Corp. 3,316 131,015
Southland Holdings, Inc.*(b) 252 1,149
Sterling Infrastructure, Inc.* 1,870 199,417
Tutor Perini Corp.* 2,651 30,036
2,986,717
Construction Materials — 0.3%
Knife River Corp.* 3,534 261,834
Summit Materials, Inc., Class
a
A* 7,461 318,659
United States Lime & Minerals,
Inc. 129 32,893
613,386
Consumer Finance — 0.6%
Atlanticus Holdings Corp.* 287 9,514
Bread Financial Holdings, Inc. 3,103 118,783
Consumer Portfolio Services,
Inc.*(b) 533 4,706
Encore Capital Group, Inc.* 1,451 69,648
Enova International, Inc.* 1,817 114,925
FirstCash Holdings, Inc. 2,353 269,419
Green Dot Corp., Class
a
A* 2,901 23,817
LendingClub Corp.* 6,780 54,986
LendingTree, Inc.* 664 26,275
Navient Corp. 5,373 87,365
Nelnet, Inc., Class
a
A 806 69,211
NerdWallet, Inc., Class
a
A* 2,110 35,596
Investments Shares Value
Common Stocks (a) (continued)
OppFi, Inc.*(b) 671 $ 2,362
PRA Group, Inc.* 2,412 61,651
PROG Holdings, Inc.* 2,767 85,417
Regional Management Corp. 502 11,747
Upstart Holdings, Inc.*(b) 4,571 117,703
World Acceptance Corp.* 253 30,299
1,193,424
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 2,008 111,002
Chefs' Warehouse, Inc. (The)* 2,199 83,584
HF Foods Group, Inc.* 2,514 9,453
Ingles Markets, Inc., Class
a
A 878 67,615
Natural Grocers by Vitamin
Cottage, Inc. 582 9,644
PriceSmart, Inc. 1,572 132,268
SpartanNash Co. 2,155 45,406
Sprouts Farmers Market, Inc.* 6,363 397,306
United Natural Foods, Inc.* 3,651 56,992
Village Super Market, Inc.,
Class
a
A 550 15,042
Weis Markets, Inc. 1,029 66,823
995,135
Containers & Packaging — 0.2%
Greif, Inc., Class
a
A 1,519 97,915
Greif, Inc., Class
a
B 323 20,678
Myers Industries, Inc. 2,283 43,902
O-I Glass, Inc.* 9,704 164,192
Pactiv Evergreen, Inc. 2,500 36,875
Ranpak Holdings Corp.,
Class
a
A* 2,707 12,858
TriMas Corp. 2,591 60,889
437,309
Distributors — 0.0%(d)
Weyco Group, Inc. 371 11,961
Diversified Consumer Services — 0.9%
2U, Inc.*(b) 5,004 2,255
Adtalem Global Education, Inc.* 2,483 122,909
Carriage Services, Inc., Class
a
A 837 20,774
Chegg, Inc.* 7,110 63,563
Coursera, Inc.* 8,130 130,649
Duolingo, Inc., Class
a
A* 1,827 436,653
European Wax Center, Inc.,
Class
a
A* 2,131 30,218
Frontdoor, Inc.* 5,065 158,838
Graham Holdings Co., Class
a
B 224 157,322
Laureate Education, Inc. 8,182 109,721
Lincoln Educational Services
Corp.* 1,478 14,869
Nerdy, Inc.* 3,904 11,322
OneSpaWorld Holdings Ltd.* 5,209 67,925
Perdoceo Education Corp. 4,079 72,647
Strategic Education, Inc. 1,413 156,546
Stride, Inc.* 2,648 158,218
Udemy, Inc.* 5,489 62,026

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Universal Technical Institute,
Inc.* 2,047 $ 30,787
WW International, Inc.* 3,403 10,617
1,817,859
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 4,532 73,690
Alpine Income Property Trust,
Inc., REIT 792 12,363
American Assets Trust, Inc.,
REIT 3,048 65,745
Armada Hoffler Properties, Inc.,
REIT 4,207 42,827
Broadstone Net Lease, Inc.,
REIT 11,736 174,984
CTO Realty Growth, Inc., REIT 1,399 23,853
Empire State Realty Trust, Inc.,
Class
a
A, REIT 8,249 82,243
Essential Properties Realty
Trust, Inc., REIT 9,742 232,736
Gladstone Commercial Corp.,
REIT 2,482 30,727
Global Net Lease, Inc., REIT 12,156 87,645
NexPoint Diversified Real Estate
Trust, REIT 1,943 12,299
One Liberty Properties, Inc.,
REIT 1,015 20,544
859,656
Diversified Telecommunication Services — 0.3%
Anterix, Inc.* 804 31,919
AST SpaceMobile, Inc.,
Class
a
A*(b) 5,017 15,904
ATN International, Inc. 679 22,774
Bandwidth, Inc., Class
a
A* 1,464 30,071
Cogent Communications
Holdings, Inc. 2,734 221,208
Consolidated Communications
Holdings, Inc.* 4,788 20,636
Globalstar, Inc.* 43,740 68,234
IDT Corp., Class
a
B* 957 35,610
Liberty Latin America Ltd.,
Class
a
A* 2,196 14,120
Liberty Latin America Ltd.,
Class
a
C* 8,588 55,994
Lumen Technologies, Inc.* 62,939 101,961
Ooma, Inc.* 1,506 15,361
Shenandoah
Telecommunications Co. 3,034 56,614
690,406
Electric Utilities — 0.5%
ALLETE, Inc. 3,610 204,471
Genie Energy Ltd., Class
a
B 1,234 22,508
MGE Energy, Inc. 2,279 144,010
Otter Tail Corp. 2,579 233,296
PNM Resources, Inc. 5,355 195,511
Portland General Electric Co. 6,351 255,120
1,054,916
Investments Shares Value
Common Stocks (a) (continued)
Electrical Equipment — 1.1%
Allient, Inc. 807 $ 22,935
Amprius Technologies, Inc.* 341 1,108
Array Technologies, Inc.* 9,460 129,034
Atkore, Inc. 2,367 400,970
Babcock & Wilcox Enterprises,
Inc.* 3,669 4,696
Blink Charging Co.*(b) 3,391 10,783
Bloom Energy Corp., Class
a
A*(b) 12,031 105,512
Dragonfly Energy Holdings
Corp.*(b) 1,826 1,198
Encore Wire Corp. 940 226,540
Energy Vault Holdings, Inc.*(b) 6,182 10,386
EnerSys 2,577 236,775
Enovix Corp.*(b) 8,656 84,396
Eos Energy Enterprises, Inc.*(b) 6,716 6,395
ESS Tech, Inc.*(b) 5,693 4,945
Fluence Energy, Inc.*(b) 3,661 55,977
FTC Solar, Inc.* 4,224 2,163
FuelCell Energy, Inc.*(b) 28,396 33,791
GrafTech International Ltd. 12,101 21,298
LSI Industries, Inc. 1,749 25,238
NEXTracker, Inc., Class
a
A* 8,042 452,282
NuScale Power Corp.,
Class
a
A*(b) 3,389 10,506
Powell Industries, Inc. 572 105,957
Preformed Line Products Co. 155 21,309
SES AI Corp.*(b) 7,793 13,794
Shoals Technologies Group,
Inc., Class
a
A* 10,709 137,396
SKYX Platforms Corp.*(b) 3,911 5,045
Stem, Inc.*(b) 8,892 23,831
SunPower Corp.*(b) 5,452 16,956
Thermon Group Holdings, Inc.* 2,088 56,981
TPI Composites, Inc.*(b) 2,583 7,207
Vicor Corp.* 1,385 51,577
2,286,981
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.* 1,369 10,062
Advanced Energy Industries,
Inc. 2,349 237,719
Aeva Technologies, Inc.*(b) 5,025 5,075
Akoustis Technologies, Inc.*(b) 4,363 2,713
Arlo Technologies, Inc.* 5,588 58,171
Badger Meter, Inc. 1,838 291,672
Bel Fuse, Inc., Class
a
B 653 33,936
Belden, Inc. 2,655 226,153
Benchmark Electronics, Inc. 2,209 67,838
Climb Global Solutions, Inc. 259 17,604
CTS Corp. 1,935 86,224
Daktronics, Inc.* 2,353 20,424
ePlus, Inc.* 1,660 136,767
Evolv Technologies Holdings,
Inc.*(b) 7,122 33,972
Fabrinet* 2,299 495,595
FARO Technologies, Inc.* 1,184 26,510
Insight Enterprises, Inc.* 1,793 337,084
Iteris, Inc.* 2,672 13,948

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Itron, Inc.* 2,845 $ 263,675
Kimball Electronics, Inc.* 1,495 33,653
Knowles Corp.* 5,613 91,716
Lightwave Logic, Inc.*(b) 7,313 30,788
Luna Innovations, Inc.* 2,033 13,784
Methode Electronics, Inc. 2,129 45,348
MicroVision, Inc.*(b) 11,778 27,796
Mirion Technologies, Inc.,
Class
a
A* 12,512 122,367
Napco Security Technologies,
Inc. 2,073 93,347
nLight, Inc.* 2,796 36,991
Novanta, Inc.* 2,236 386,694
OSI Systems, Inc.* 1,006 131,967
PAR Technology Corp.* 1,663 72,873
PC Connection, Inc. 715 47,462
Plexus Corp.* 1,715 161,896
Presto Automation, Inc.* 230 72
Richardson Electronics Ltd. 756 6,645
Rogers Corp.* 1,081 121,148
Sanmina Corp.* 3,531 223,159
ScanSource, Inc.* 1,543 66,704
SmartRent, Inc., Class
a
A*(b) 11,503 33,359
TTM Technologies, Inc.* 6,466 96,020
Vishay Intertechnology, Inc. 8,055 175,196
Vishay Precision Group, Inc.* 774 26,742
Vuzix Corp.*(b) 3,683 6,224
4,417,093
Energy Equipment & Services — 1.8%
Archrock, Inc. 8,683 158,638
Atlas Energy Solutions, Inc.,
Class
a
A(b) 1,111 20,953
Borr Drilling Ltd. 13,725 82,624
Bristow Group, Inc., Class
a
A* 1,475 39,751
Cactus, Inc., Class
a
A 4,037 185,298
ChampionX Corp. 12,230 379,864
Core Laboratories, Inc. 2,916 43,653
Diamond Offshore Drilling, Inc.* 6,354 70,466
DMC Global, Inc.* 1,219 20,333
Dril-Quip, Inc.* 2,124 48,002
Expro Group Holdings NV* 5,593 100,059
Forum Energy Technologies,
Inc.* 604 12,086
Helix Energy Solutions Group,
Inc.* 8,985 80,865
Helmerich & Payne, Inc. 6,081 233,450
KLX Energy Services Holdings,
Inc.* 791 6,423
Kodiak Gas Services, Inc. 990 25,245
Liberty Energy, Inc., Class
a
A 10,264 219,444
Mammoth Energy Services,
Inc.*(b) 1,454 5,293
Nabors Industries Ltd.* 572 44,828
Newpark Resources, Inc.* 4,767 30,652
Noble Corp. plc 7,034 294,092
Oceaneering International, Inc.* 6,276 124,014
Oil States International, Inc.* 3,937 21,220
Patterson-UTI Energy, Inc. 22,115 255,871
Investments Shares Value
Common Stocks (a) (continued)
ProFrac Holding Corp.,
Class
a
A*(b) 1,623 $ 13,276
ProPetro Holding Corp.* 6,030 44,622
Ranger Energy Services, Inc.,
Class
a
A 917 9,619
RPC, Inc. 5,311 39,248
SEACOR Marine Holdings, Inc.* 1,503 15,781
Seadrill Ltd.* 3,155 133,141
Select Water Solutions, Inc.,
Class
a
A 4,986 42,580
Solaris Oilfield Infrastructure,
Inc., Class
a
A 1,825 15,458
TETRA Technologies, Inc.* 7,823 30,510
Tidewater, Inc.* 2,901 203,157
US Silica Holdings, Inc.* 4,704 54,096
Valaris Ltd.* 3,773 237,888
Weatherford International plc* 4,448 456,409
3,798,909
Entertainment — 0.3%
Atlanta Braves Holdings, Inc.,
Class
a
A* 627 26,303
Atlanta Braves Holdings, Inc.,
Class
a
C* 2,844 111,257
Cinemark Holdings, Inc.* 6,864 119,502
Eventbrite, Inc., Class
a
A* 4,828 27,037
IMAX Corp.* 2,805 48,050
Lions Gate Entertainment Corp.,
Class
a
A* 3,638 35,325
Lions Gate Entertainment Corp.,
Class
a
B* 7,523 68,309
Loop Media, Inc.*(b) 2,395 1,197
Madison Square Garden
Entertainment Corp., Class
a
A* 2,482 95,532
Marcus Corp. (The) 1,514 22,210
Playstudios, Inc.* 5,340 12,656
Reservoir Media, Inc.* 1,239 8,946
Sphere Entertainment Co.* 1,662 71,965
Vivid Seats, Inc., Class
a
A* 1,524 9,174
657,463
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc. 8,626 54,689
Financial Services — 1.8%
Acacia Research Corp.* 2,372 9,583
Alerus Financial Corp. 1,119 24,405
A-Mark Precious Metals, Inc. 1,187 30,494
AvidXchange Holdings, Inc.* 9,328 123,969
Banco Latinoamericano de
Comercio Exterior SA, Class
a
E 1,717 48,025
Cannae Holdings, Inc.* 4,288 93,564
Cantaloupe, Inc.* 3,579 23,264
Cass Information Systems, Inc. 855 41,314
Compass Diversified Holdings 3,945 90,735
Enact Holdings, Inc. 1,849 51,254
Essent Group Ltd. 6,546 350,669
EVERTEC, Inc. 4,081 147,447
Federal Agricultural Mortgage
Corp., Class
a
C 570 101,956

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Finance of America Cos., Inc.,
Class
a
A*(b) 3,334 $ 2,882
Flywire Corp.* 6,636 188,396
I3 Verticals, Inc., Class
a
A* 1,406 29,962
International Money Express,
Inc.* 1,999 39,380
Jackson Financial, Inc., Class
a
A 5,174 284,829
Marqeta, Inc., Class
a
A* 29,986 195,809
Merchants Bancorp 991 42,474
Mr Cooper Group, Inc.* 4,029 287,187
NewtekOne, Inc. 1,454 16,779
NMI Holdings, Inc., Class
a
A* 5,052 151,964
Ocwen Financial Corp.*(b) 401 10,458
Pagseguro Digital Ltd., Class
a
A* 12,401 172,622
Payoneer Global, Inc.* 16,547 80,418
Paysafe Ltd.* 2,027 29,184
Paysign, Inc.* 2,037 6,233
PennyMac Financial Services,
Inc. 1,594 135,378
Priority Technology Holdings,
Inc.* 1,102 3,648
Radian Group, Inc. 9,829 286,417
Remitly Global, Inc.* 8,312 171,393
Repay Holdings Corp., Class
a
A* 5,178 44,997
Security National Financial
Corp., Class
a
A* 788 6,793
StoneCo Ltd., Class
a
A* 18,168 312,671
SWK Holdings Corp.* 229 3,792
Velocity Financial, Inc.* 547 8,943
Walker & Dunlop, Inc. 1,986 189,425
Waterstone Financial, Inc. 1,098 13,890
3,852,603
Food Products — 0.7%
Alico, Inc. 445 12,331
B&G Foods, Inc.(b) 4,440 51,282
Benson Hill, Inc.*(b) 10,810 2,676
Beyond Meat, Inc.*(b) 3,701 39,564
BRC, Inc., Class
a
A*(b) 2,443 10,090
Calavo Growers, Inc. 1,080 31,169
Cal-Maine Foods, Inc. 2,564 147,404
Dole plc 4,466 52,743
Forafric Global plc*(b) 331 3,456
Fresh Del Monte Produce, Inc. 2,126 50,875
Hain Celestial Group, Inc.
(The)*(b) 5,585 55,850
J & J Snack Foods Corp. 941 136,520
John B Sanfilippo & Son, Inc. 559 57,225
Lancaster Colony Corp. 1,220 252,442
Limoneira Co. 1,093 20,177
Mission Produce, Inc.* 3,026 31,924
Seneca Foods Corp., Class
a
A* 328 16,616
Simply Good Foods Co. (The)* 5,670 201,172
Sovos Brands, Inc.* 3,451 78,648
SunOpta, Inc.* 5,851 41,133
TreeHouse Foods, Inc.* 3,217 115,136
Utz Brands, Inc. 4,497 79,552
Vital Farms, Inc.* 1,906 34,251
Westrock Coffee Co.*(b) 1,773 17,943
1,540,179
Investments Shares Value
Common Stocks (a) (continued)
Gas Utilities — 0.7%
Brookfield Infrastructure Corp.,
Class
a
A(b) 7,488 $ 248,377
Chesapeake Utilities Corp. 1,329 135,598
New Jersey Resources Corp. 6,071 252,614
Northwest Natural Holding Co. 2,243 82,408
ONE Gas, Inc. 3,448 205,501
RGC Resources, Inc. 500 9,380
Southwest Gas Holdings, Inc. 3,859 262,991
Spire, Inc. 3,219 190,951
1,387,820
Ground Transportation — 0.3%
ArcBest Corp. 1,486 212,290
Covenant Logistics Group, Inc.,
Class
a
A 519 25,265
Daseke, Inc.* 2,564 21,153
FTAI Infrastructure, Inc. 6,177 28,291
Heartland Express, Inc. 2,926 37,394
Marten Transport Ltd. 3,628 68,388
PAM Transportation Services,
Inc.* 386 7,149
RXO, Inc.* 7,258 156,192
Universal Logistics Holdings,
Inc. 424 14,344
Werner Enterprises, Inc. 3,953 158,673
729,139
Health Care Equipment & Supplies — 2.0%
Accuray, Inc.*(b) 5,888 15,309
Alphatec Holdings, Inc.* 5,757 77,317
AngioDynamics, Inc.* 2,392 13,132
Artivion, Inc.* 2,459 47,459
AtriCure, Inc.* 2,908 101,693
Atrion Corp. 86 31,647
Avanos Medical, Inc.* 2,888 53,630
Axogen, Inc.* 2,538 26,801
Axonics, Inc.* 3,105 210,954
Beyond Air, Inc.*(b) 1,692 3,469
Butterfly Network, Inc.*(b) 8,843 10,523
Cerus Corp.* 11,075 24,144
ClearPoint Neuro, Inc.* 1,430 9,138
CONMED Corp. 1,913 153,652
Cutera, Inc.*(b) 1,143 2,560
CVRx, Inc.* 694 13,623
Embecta Corp. 3,607 51,508
Glaukos Corp.* 2,961 262,315
Haemonetics Corp.* 3,131 228,500
Inari Medical, Inc.* 3,335 153,810
Inmode Ltd.* 4,836 106,392
Inogen, Inc.* 1,454 9,669
Integer Holdings Corp.* 2,073 228,631
iRadimed Corp. 457 19,180
iRhythm Technologies, Inc.* 1,916 227,333
KORU Medical Systems, Inc.* 2,143 4,543
Lantheus Holdings, Inc.* 4,248 277,734
LeMaitre Vascular, Inc. 1,233 86,310
LivaNova plc* 3,387 185,641
Merit Medical Systems, Inc.* 3,550 270,510

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Neogen Corp.* 13,605 $ 233,870
Nevro Corp.* 2,217 32,280
Omnicell, Inc.* 2,806 73,629
OraSure Technologies, Inc.* 4,497 32,356
Orchestra BioMed Holdings,
Inc.*(b) 910 5,860
Orthofix Medical, Inc.* 2,195 28,667
OrthoPediatrics Corp.* 991 27,213
Outset Medical, Inc.*(b) 3,121 9,831
Paragon 28, Inc.* 2,741 34,208
PROCEPT BioRobotics Corp.* 2,518 121,720
Pulmonx Corp.* 2,289 21,105
Pulse Biosciences, Inc.*(b) 1,008 9,959
RxSight, Inc.* 1,774 96,807
Sanara Medtech, Inc.*(b) 241 9,168
Semler Scientific, Inc.* 287 13,538
SI-BONE, Inc.* 2,483 43,080
Sight Sciences, Inc.*(b) 1,349 5,423
Silk Road Medical, Inc.* 2,398 43,140
STAAR Surgical Co.* 3,034 94,782
Surmodics, Inc.* 860 27,434
Tactile Systems Technology,
Inc.* 1,452 22,143
Tela Bio, Inc.* 1,010 6,828
TransMedics Group, Inc.* 1,981 161,650
Treace Medical Concepts, Inc.* 2,822 37,928
UFP Technologies, Inc.* 443 92,281
Utah Medical Products, Inc. 215 15,089
Varex Imaging Corp.* 2,422 41,658
Vicarious Surgical, Inc., Class
a
A* 6,246 2,651
Zimvie, Inc.* 1,613 27,340
Zynex, Inc.*(b) 1,138 15,431
4,294,196
Health Care Providers & Services — 1.9%
23andMe Holding Co., Class
a
A* 18,997 10,828
Accolade, Inc.* 4,233 43,388
AdaptHealth Corp., Class
a
A* 5,974 61,114
Addus HomeCare Corp.* 977 90,157
Agiliti, Inc.* 1,851 18,269
AirSculpt Technologies, Inc.*(b) 760 4,796
Alignment Healthcare, Inc.* 5,312 31,872
AMN Healthcare Services, Inc.* 2,380 133,923
Astrana Health, Inc.* 2,675 120,482
Aveanna Healthcare Holdings,
Inc.* 3,160 7,489
Brookdale Senior Living, Inc.* 11,637 66,564
CareMax, Inc.* 156 1,200
Castle Biosciences, Inc.* 1,550 27,993
Community Health Systems,
Inc.* 7,847 21,893
CorVel Corp.* 545 132,980
Cross Country Healthcare, Inc.* 2,150 39,280
DocGo, Inc.* 4,855 19,760
Enhabit, Inc.* 3,143 28,287
Ensign Group, Inc. (The) 3,405 425,353
Fulgent Genetics, Inc.* 1,277 28,809
Guardant Health, Inc.* 7,050 133,950
HealthEquity, Inc.* 5,249 433,620
Hims & Hers Health, Inc.* 7,629 99,482
Investments Shares Value
Common Stocks (a) (continued)
InfuSystem Holdings, Inc.* 1,134 $ 10,489
Innovage Holding Corp.* 1,180 5,711
Joint Corp. (The)* 888 8,756
LifeStance Health Group,
Inc.*(b) 6,625 55,319
ModivCare, Inc.* 796 22,320
Nano-X Imaging Ltd.*(b) 2,978 33,234
National HealthCare Corp. 780 76,955
National Research Corp. 898 36,207
NeoGenomics, Inc.* 7,953 124,067
OPKO Health, Inc.*(b) 25,173 25,173
Option Care Health, Inc.* 10,467 337,770
Owens & Minor, Inc.* 4,637 112,818
P3 Health Partners, Inc.* 2,545 2,647
Patterson Cos., Inc. 5,364 145,311
Pediatrix Medical Group, Inc.* 5,254 48,074
Pennant Group, Inc. (The)* 1,780 33,197
PetIQ, Inc., Class
a
A* 1,706 31,066
Privia Health Group, Inc.* 7,030 156,910
Progyny, Inc.* 4,960 181,139
Quipt Home Medical Corp.* 2,558 10,974
RadNet, Inc.* 3,760 142,354
Select Medical Holdings Corp. 6,491 176,750
Surgery Partners, Inc.* 4,752 147,454
US Physical Therapy, Inc. 929 98,725
Viemed Healthcare, Inc.* 2,130 18,020
4,022,929
Health Care REITs — 0.3%
CareTrust REIT, Inc., REIT 6,256 141,135
Community Healthcare Trust,
Inc., REIT 1,667 45,242
Diversified Healthcare Trust,
REIT 14,920 48,938
Global Medical REIT, Inc., REIT 3,808 34,082
LTC Properties, Inc., REIT 2,562 80,601
National Health Investors, Inc.,
REIT 2,607 149,824
Sabra Health Care REIT, Inc.,
REIT 14,458 200,677
Universal Health Realty Income
Trust, REIT 804 31,179
731,678
Health Care Technology — 0.3%
American Well Corp., Class
a
A* 15,541 16,784
Computer Programs and
Systems, Inc.* 892 7,903
Definitive Healthcare Corp.,
Class
a
A* 2,897 27,580
Evolent Health, Inc., Class
a
A* 6,876 233,165
Health Catalyst, Inc.* 3,528 29,353
HealthStream, Inc. 1,505 41,057
Multiplan Corp.*(b) 24,019 26,901
OptimizeRx Corp.* 1,009 15,973
Phreesia, Inc.* 3,307 81,848
Schrodinger, Inc.* 3,402 86,615
Sharecare, Inc.* 19,246 18,091
Simulations Plus, Inc. 990 41,085
626,355

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.,
REIT 13,468 $ 216,700
Braemar Hotels & Resorts, Inc.,
REIT 4,094 9,334
Chatham Lodging Trust, REIT 3,010 30,702
DiamondRock Hospitality Co.,
REIT 13,134 123,459
Pebblebrook Hotel Trust, REIT 7,421 117,549
RLJ Lodging Trust, REIT 9,677 114,866
Ryman Hospitality Properties,
Inc., REIT 3,645 431,860
Service Properties Trust, REIT 10,299 70,033
Summit Hotel Properties, Inc.,
REIT 6,545 42,019
Sunstone Hotel Investors, Inc.,
REIT 13,012 145,604
Xenia Hotels & Resorts, Inc.,
REIT 6,708 102,901
1,405,027
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc.,
Class
a
A* 3,330 37,729
Bally's Corp.* 1,841 20,693
Biglari Holdings, Inc., Class
a
B* 46 7,968
BJ's Restaurants, Inc.* 1,421 49,763
Bloomin' Brands, Inc. 5,474 148,783
Bowlero Corp., Class
a
A(b) 1,054 13,122
Brinker International, Inc.* 2,740 126,972
Carrols Restaurant Group, Inc. 2,293 21,715
Century Casinos, Inc.* 1,717 4,996
Cheesecake Factory, Inc. (The) 3,030 107,201
Chuy's Holdings, Inc.* 1,128 38,160
Cracker Barrel Old Country
Store, Inc.(b) 1,378 91,127
Dave & Buster's Entertainment,
Inc.* 2,257 139,347
Denny's Corp.* 3,203 29,564
Dine Brands Global, Inc. 966 46,861
El Pollo Loco Holdings, Inc.* 1,735 15,719
Everi Holdings, Inc.* 5,271 62,514
First Watch Restaurant Group,
Inc.* 1,387 34,744
Full House Resorts, Inc.* 2,050 10,517
Global Business Travel Group
I*(b) 2,014 12,084
Golden Entertainment, Inc. 1,264 46,844
Hilton Grand Vacations, Inc.* 5,021 225,342
Inspired Entertainment, Inc.* 1,355 13,414
International Game Technology
plc 6,782 184,267
Jack in the Box, Inc. 1,266 92,418
Krispy Kreme, Inc. 5,467 70,743
Kura Sushi USA, Inc., Class
a
A* 364 34,591
Life Time Group Holdings, Inc.* 2,788 38,307
Light & Wonder, Inc.* 5,705 573,410
Lindblad Expeditions Holdings,
Inc.* 2,183 20,236
Monarch Casino & Resort, Inc. 841 59,164
Investments Shares Value
Common Stocks (a) (continued)
Mondee Holdings, Inc.,
Class
a
A*(b) 2,833 $ 6,374
Nathan's Famous, Inc. 176 12,364
Noodles & Co., Class
a
A* 2,505 6,288
ONE Group Hospitality, Inc.
(The)* 1,371 5,361
Papa John's International, Inc. 2,054 147,662
PlayAGS, Inc.* 2,305 21,390
Portillo's, Inc., Class
a
A* 2,830 41,120
Potbelly Corp.* 1,629 22,611
RCI Hospitality Holdings, Inc. 546 30,773
Red Robin Gourmet Burgers,
Inc.* 991 7,413
Red Rock Resorts, Inc., Class
a
A 2,973 172,404
Rush Street Interactive, Inc.* 4,035 23,605
Sabre Corp.* 20,682 54,807
Shake Shack, Inc., Class
a
A* 2,359 250,809
Six Flags Entertainment Corp.* 4,512 114,334
Super Group SGHC Ltd.* 8,517 28,106
Sweetgreen, Inc., Class
a
A* 6,032 76,848
Target Hospitality Corp.* 1,952 18,895
United Parks & Resorts, Inc.* 2,271 116,616
Xponential Fitness, Inc.,
Class
a
A* 1,571 15,836
3,551,931
Household Durables — 1.8%
Beazer Homes USA, Inc.* 1,840 57,647
Cavco Industries, Inc.* 547 203,796
Century Communities, Inc. 1,776 153,251
Cricut, Inc., Class
a
A 2,985 14,418
Dream Finders Homes, Inc.,
Class
a
A* 1,513 59,204
Ethan Allen Interiors, Inc. 1,426 47,671
GoPro, Inc., Class
a
A* 7,876 18,430
Green Brick Partners, Inc.* 1,629 95,297
Helen of Troy Ltd.* 1,485 185,625
Hooker Furnishings Corp. 667 16,348
Hovnanian Enterprises, Inc.,
Class
a
A* 305 47,781
Installed Building Products, Inc. 1,481 353,855
iRobot Corp.*(b) 1,712 19,534
KB Home 4,449 295,547
Landsea Homes Corp.* 1,261 17,175
La-Z-Boy, Inc. 2,711 102,991
Legacy Housing Corp.* 619 15,921
LGI Homes, Inc.* 1,300 148,317
Lovesac Co. (The)* 876 20,183
M/I Homes, Inc.* 1,683 213,724
MDC Holdings, Inc. 3,746 234,874
Meritage Homes Corp. 2,275 358,676
Purple Innovation, Inc., Class
a
A 3,420 6,361
Skyline Champion Corp.* 3,347 280,445
Snap One Holdings Corp.*(b) 1,142 9,456
Sonos, Inc.* 7,933 150,410
Taylor Morrison Home Corp.,
Class
a
A* 6,472 366,380
Traeger, Inc.* 2,215 4,917
Tri Pointe Homes, Inc.* 6,005 212,457
United Homes Group, Inc.*(b) 337 2,352

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Vizio Holding Corp., Class
a
A* 4,794 $ 52,782
VOXX International Corp.,
Class
a
A* 740 6,290
Worthington Enterprises, Inc. 1,924 119,519
3,891,634
Household Products — 0.2%
Central Garden & Pet Co.* 602 26,410
Central Garden & Pet Co.,
Class
a
A* 3,223 121,475
Energizer Holdings, Inc. 4,475 127,761
Oil-Dri Corp. of America 306 21,815
WD-40 Co. 848 227,594
525,055
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class
a
A* 3,989 27,165
Montauk Renewables, Inc.* 4,161 23,635
Ormat Technologies, Inc. 3,340 217,601
Sunnova Energy International,
Inc.* 6,637 48,317
316,718
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 1,622 37,079
Industrial REITs — 0.3%
Innovative Industrial Properties,
Inc., REIT 1,744 170,895
LXP Industrial Trust, REIT 18,099 156,737
Plymouth Industrial REIT, Inc.,
REIT 2,758 59,490
Terreno Realty Corp., REIT 5,177 332,881
720,003
Insurance — 1.4%
Ambac Financial Group, Inc.* 2,763 45,203
American Coastal Insurance
Corp.*(b) 1,224 17,063
American Equity Investment Life
Holding Co.* 4,910 272,701
AMERISAFE, Inc. 1,191 62,837
BRP Group, Inc., Class
a
A* 3,760 104,603
CNO Financial Group, Inc. 6,996 186,723
Crawford & Co., Class
a
A 904 10,586
Donegal Group, Inc., Class
a
A 974 13,636
eHealth, Inc.* 1,750 11,550
Employers Holdings, Inc. 1,602 73,227
Enstar Group Ltd.* 745 229,415
F&G Annuities & Life, Inc. 1,169 44,165
Fidelis Insurance Holdings Ltd.* 946 14,152
Genworth Financial, Inc.,
Class
a
A* 28,865 177,520
GoHealth, Inc., Class
a
A* 259 3,486
Goosehead Insurance, Inc.,
Class
a
A* 1,346 101,825
Greenlight Capital Re Ltd.,
Class
a
A* 1,613 20,372
HCI Group, Inc. 402 39,243
Investments Shares Value
Common Stocks (a) (continued)
Hippo Holdings, Inc.*(b) 664 $ 9,329
Horace Mann Educators Corp. 2,566 92,864
Investors Title Co. 76 11,812
James River Group Holdings
Ltd. 2,312 23,097
Kingsway Financial Services,
Inc.* 680 5,998
Lemonade, Inc.*(b) 3,166 51,416
Maiden Holdings Ltd.*(b) 5,665 7,648
MBIA, Inc. 2,854 18,637
Mercury General Corp. 1,674 81,507
National Western Life Group,
Inc., Class
a
A 142 68,952
NI Holdings, Inc.* 515 7,210
Oscar Health, Inc., Class
a
A* 9,844 160,063
Palomar Holdings, Inc.* 1,523 115,961
ProAssurance Corp. 3,255 40,134
Safety Insurance Group, Inc. 897 73,697
Selective Insurance Group, Inc. 3,760 392,845
Selectquote, Inc.* 8,515 16,519
SiriusPoint Ltd.* 4,363 53,534
Skyward Specialty Insurance
Group, Inc.* 1,490 54,519
Stewart Information Services
Corp. 1,671 105,240
Tiptree, Inc., Class
a
A 1,498 26,230
Trupanion, Inc.*(b) 2,472 66,126
United Fire Group, Inc. 1,313 30,580
Universal Insurance Holdings,
Inc. 1,516 30,608
2,972,833
Interactive Media & Services — 0.5%
Bumble, Inc., Class
a
A* 6,320 72,364
Cargurus, Inc., Class
a
A* 6,109 135,253
Cars.com, Inc.* 4,154 76,184
DHI Group, Inc.* 2,672 7,562
EverQuote, Inc., Class
a
A* 1,340 21,467
fuboTV, Inc.* 17,683 36,604
Grindr, Inc.*(b) 2,559 21,189
MediaAlpha, Inc., Class
a
A* 1,411 29,278
Nextdoor Holdings, Inc.* 9,084 19,894
Outbrain, Inc.* 2,561 9,425
QuinStreet, Inc.* 3,299 48,264
Shutterstock, Inc. 1,540 75,090
System1, Inc.*(b) 2,041 3,408
TrueCar, Inc.* 5,589 19,450
Vimeo, Inc.* 9,505 45,529
Yelp, Inc., Class
a
A* 4,158 159,834
Ziff Davis, Inc.* 2,891 198,785
ZipRecruiter, Inc., Class
a
A* 4,224 53,729
1,033,309
IT Services — 0.4%
Applied Digital Corp.*(b) 5,119 21,244
BigBear.ai Holdings, Inc.*(b) 1,827 6,139
BigCommerce Holdings, Inc.,
Series 1* 4,195 32,511
Brightcove, Inc.* 2,723 6,031
Couchbase, Inc.* 2,172 60,990

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
DigitalOcean Holdings, Inc.* 3,959 $ 150,125
Fastly, Inc., Class
a
A* 7,544 107,276
Grid Dynamics Holdings, Inc.* 3,517 47,444
Hackett Group, Inc. (The) 1,562 38,613
Information Services Group, Inc. 2,191 9,487
Perficient, Inc.* 2,144 139,081
Rackspace Technology, Inc.*(b) 3,948 8,330
Squarespace, Inc., Class
a
A* 3,153 104,932
Thoughtworks Holding, Inc.* 5,779 18,030
Tucows, Inc., Class
a
A* 620 11,718
Unisys Corp.* 4,150 21,539
783,490
Leisure Products — 0.3%
Acushnet Holdings Corp. 1,926 124,073
AMMO, Inc.*(b) 5,629 13,397
Clarus Corp. 1,827 10,524
Escalade, Inc.(b) 621 9,209
Funko, Inc., Class
a
A* 2,226 15,671
JAKKS Pacific, Inc.* 460 16,151
Johnson Outdoors, Inc., Class
a
A 338 15,534
Latham Group, Inc.* 2,424 8,217
Malibu Boats, Inc., Class
a
A* 1,269 55,379
Marine Products Corp. 525 6,016
MasterCraft Boat Holdings, Inc.* 1,059 23,224
Smith & Wesson Brands, Inc. 2,855 39,199
Solo Brands, Inc., Class
a
A* 1,241 3,351
Sturm Ruger & Co., Inc. 1,093 47,349
Topgolf Callaway Brands Corp.* 8,988 127,989
Vista Outdoor, Inc.* 3,609 112,601
627,884
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.* 7,089 29,136
Akoya Biosciences, Inc.* 1,446 8,300
BioLife Solutions, Inc.* 2,172 36,707
Codexis, Inc.* 4,350 20,227
CryoPort, Inc.* 2,701 47,727
Cytek Biosciences, Inc.* 7,564 58,243
Harvard Bioscience, Inc.* 2,530 10,955
MaxCyte, Inc.* 5,454 25,088
Mesa Laboratories, Inc. 322 35,159
Nautilus Biotechnology, Inc.,
Class
a
A* 3,150 8,473
OmniAb, Inc.* 5,820 33,989
Pacific Biosciences of
California, Inc.* 15,716 86,909
Quanterix Corp.* 2,199 52,688
Quantum-Si, Inc.*(b) 6,349 10,603
Seer, Inc., Class
a
A* 3,658 6,658
470,862
Machinery — 2.7%
374Water, Inc.*(b) 3,850 5,120
3D Systems Corp.* 8,158 33,774
Alamo Group, Inc. 630 127,443
Albany International Corp.,
Class
a
A 1,954 183,422
Astec Industries, Inc. 1,419 57,611
Barnes Group, Inc. 3,059 106,881
Investments Shares Value
Common Stocks (a) (continued)
Blue Bird Corp.* 1,581 $ 53,501
Chart Industries, Inc.* 2,685 383,579
Columbus McKinnon Corp. 1,761 73,557
Commercial Vehicle Group, Inc.* 2,029 13,270
Desktop Metal, Inc., Class
a
A*(b) 17,508 10,710
Douglas Dynamics, Inc. 1,409 35,366
Energy Recovery, Inc.* 3,478 54,361
Enerpac Tool Group Corp.,
Class
a
A 3,410 114,951
Enpro, Inc. 1,308 203,813
ESCO Technologies, Inc. 1,599 162,922
Federal Signal Corp. 3,743 306,589
Franklin Electric Co., Inc. 2,885 299,925
Gencor Industries, Inc.* 658 10,785
Gorman-Rupp Co. (The) 1,429 53,345
Greenbrier Cos., Inc. (The) 1,906 98,635
Helios Technologies, Inc. 2,072 91,479
Hillenbrand, Inc. 4,378 208,174
Hillman Solutions Corp.* 12,194 118,770
Hyliion Holdings Corp.* 9,213 16,768
Hyster-Yale Materials Handling,
Inc. 695 40,922
John Bean Technologies Corp. 1,989 201,844
Kadant, Inc. 731 246,566
Kennametal, Inc. 5,038 127,159
Lindsay Corp. 691 82,443
Luxfer Holdings plc 1,664 16,507
Manitowoc Co., Inc. (The)* 2,176 30,333
Mayville Engineering Co., Inc.* 700 8,568
Microvast Holdings, Inc.*(b) 13,417 11,543
Miller Industries, Inc. 694 31,237
Mueller Industries, Inc. 7,001 359,711
Mueller Water Products, Inc.,
Class
a
A 9,693 150,726
Nikola Corp.*(b) 38,775 28,856
Omega Flex, Inc. 204 14,209
Park-Ohio Holdings Corp. 534 14,343
Proto Labs, Inc.* 1,646 59,964
REV Group, Inc. 1,976 40,785
Shyft Group, Inc. (The) 2,111 21,764
SPX Technologies, Inc.* 2,757 323,093
Standex International Corp. 736 127,328
Tennant Co. 1,156 130,848
Terex Corp. 4,154 238,232
Titan International, Inc.* 3,273 41,763
Trinity Industries, Inc. 5,071 128,702
Velo3D, Inc.*(b) 5,676 1,550
Wabash National Corp. 2,876 78,457
Watts Water Technologies, Inc.,
Class
a
A 1,709 348,550
5,730,754
Marine Transportation — 0.2%
Costamare, Inc. 2,901 32,984
Eagle Bulk Shipping, Inc.(b) 578 35,414
Genco Shipping & Trading Ltd. 2,628 53,611
Golden Ocean Group Ltd. 7,686 98,919
Himalaya Shipping Ltd.*(b) 1,760 13,887
Matson, Inc. 2,155 239,313

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Pangaea Logistics Solutions
Ltd. 2,274 $ 19,056
Safe Bulkers, Inc. 4,139 19,205
512,389
Media — 0.5%
Advantage Solutions, Inc.* 5,422 20,658
AMC Networks, Inc., Class
a
A* 1,929 24,961
Boston Omaha Corp., Class
a
A* 1,465 24,041
Cardlytics, Inc.* 2,281 18,909
Clear Channel Outdoor
Holdings, Inc.* 23,414 40,272
Daily Journal Corp.* 84 28,438
EchoStar Corp., Class
a
A* 7,625 99,964
Emerald Holding, Inc.* 975 5,226
Entravision Communications
Corp., Class
a
A 3,748 14,430
EW Scripps Co. (The), Class
a
A* 3,715 14,971
Gambling.com Group Ltd.* 957 8,766
Gannett Co., Inc.* 9,004 19,179
Gray Television, Inc. 5,271 30,783
iHeartMedia, Inc., Class
a
A* 6,482 17,955
Integral Ad Science Holding
Corp.* 3,031 31,401
John Wiley & Sons, Inc., Class
a
A 2,276 75,905
Magnite, Inc.* 8,450 101,569
PubMatic, Inc., Class
a
A* 2,670 55,910
Scholastic Corp. 1,671 65,904
Sinclair, Inc. 2,049 30,428
Stagwell, Inc., Class
a
A* 5,010 26,753
TechTarget, Inc.* 1,588 50,355
TEGNA, Inc. 12,611 176,680
Thryv Holdings, Inc.* 1,935 40,519
Townsquare Media, Inc.,
Class
a
A 729 7,757
Urban One, Inc.* 711 2,069
Urban One, Inc., Class
a
A* 565 1,870
WideOpenWest, Inc.* 3,123 12,492
1,048,165
Metals & Mining — 1.3%
5E Advanced Materials, Inc.*(b) 2,453 4,440
Alpha Metallurgical Resources,
Inc. 721 271,997
Arch Resources, Inc. 1,124 185,786
ATI, Inc.* 8,056 396,194
Caledonia Mining Corp. plc 1,025 10,137
Carpenter Technology Corp. 3,056 197,570
Century Aluminum Co.* 3,285 34,394
Coeur Mining, Inc.* 20,677 53,553
Commercial Metals Co. 7,318 395,172
Compass Minerals International,
Inc. 2,139 48,769
Constellium SE, Class
a
A* 8,046 156,012
Contango ORE, Inc.*(b) 486 8,228
Dakota Gold Corp.* 3,510 7,441
Haynes International, Inc. 781 46,415
Hecla Mining Co. 38,125 134,963
i-80 Gold Corp.* 12,056 15,191
Ivanhoe Electric, Inc.* 3,944 29,186
Investments Shares Value
Common Stocks (a) (continued)
Kaiser Aluminum Corp. 997 $ 72,302
Materion Corp. 1,283 172,333
Metallus, Inc.* 2,715 59,051
NioCorp Developments Ltd.* 131 342
Novagold Resources, Inc.* 15,099 37,446
Olympic Steel, Inc. 615 41,832
Perpetua Resources Corp.*(b) 2,357 6,812
Piedmont Lithium, Inc.*(b) 1,120 16,307
Radius Recycling, Inc., Class
a
A 1,615 31,912
Ramaco Resources, Inc.,
Class
a
A 1,392 24,471
Ramaco Resources, Inc.,
Class
a
B 282 3,384
Ryerson Holding Corp. 1,757 55,486
SunCoke Energy, Inc. 5,219 55,896
Tredegar Corp. 1,665 7,243
Warrior Met Coal, Inc. 3,231 184,070
Worthington Steel, Inc.* 1,924 60,914
2,825,249
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AFC Gamma, Inc. 1,023 11,764
Angel Oak Mortgage REIT, Inc. 737 7,716
Apollo Commercial Real Estate
Finance, Inc. 8,868 99,410
Arbor Realty Trust, Inc.(b) 11,497 154,060
Ares Commercial Real Estate
Corp. 3,246 24,475
ARMOUR Residential REIT, Inc.
(b) 3,070 60,786
Blackstone Mortgage Trust, Inc.,
Class
a
A(b) 10,763 219,242
BrightSpire Capital, Inc.,
Class
a
A 8,046 55,598
Chicago Atlantic Real Estate
Finance, Inc. 1,022 16,648
Chimera Investment Corp. 14,206 61,938
Claros Mortgage Trust, Inc. 5,668 54,866
Dynex Capital, Inc. 3,525 43,499
Ellington Financial, Inc. 4,694 53,183
Franklin BSP Realty Trust, Inc. 5,192 67,029
Granite Point Mortgage Trust,
Inc. 3,191 15,125
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 6,611 166,399
Invesco Mortgage Capital, Inc. 2,807 25,349
KKR Real Estate Finance Trust,
Inc. 3,678 35,861
Ladder Capital Corp., Class
a
A 7,073 76,459
MFA Financial, Inc. 6,389 71,685
New York Mortgage Trust, Inc. 5,683 40,974
Nexpoint Real Estate Finance,
Inc. 503 7,062
Orchid Island Capital, Inc.(b) 3,287 28,268
PennyMac Mortgage Investment
Trust 5,427 76,684
Ready Capital Corp. 10,008 88,371
Redwood Trust, Inc. 7,113 43,603
TPG RE Finance Trust, Inc. 4,313 32,261
Two Harbors Investment Corp. 6,073 76,945
1,715,260

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.3%
Avista Corp. 4,790 $ 159,028
Black Hills Corp. 4,215 219,307
Northwestern Energy Group,
Inc. 3,851 184,540
Unitil Corp. 997 50,807
613,682
Office REITs — 0.5%
Brandywine Realty Trust, REIT 10,628 45,700
City Office REIT, Inc., REIT 2,435 11,152
COPT Defense Properties, REIT 7,044 170,676
Douglas Emmett, Inc., REIT 10,072 133,152
Easterly Government Properties,
Inc., Class
a
A, REIT 5,986 70,635
Equity Commonwealth, REIT* 6,376 120,060
JBG SMITH Properties, REIT 6,339 105,101
Office Properties Income Trust,
REIT 3,006 8,026
Orion Office REIT, Inc., REIT 3,569 12,527
Paramount Group, Inc., REIT 11,554 51,184
Peakstone Realty Trust, REIT(b) 2,259 31,106
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 7,713 48,361
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,274 18,244
SL Green Realty Corp., REIT(b) 4,047 196,199
1,022,123
Oil, Gas & Consumable Fuels — 3.4%
Amplify Energy Corp.* 2,264 13,675
Ardmore Shipping Corp. 2,606 42,295
Berry Corp. 4,706 33,177
California Resources Corp. 4,352 227,044
Callon Petroleum Co.* 3,825 119,187
Centrus Energy Corp., Class
a
A* 766 31,245
Chord Energy Corp. 2,614 424,644
Civitas Resources, Inc. 5,056 347,246
Clean Energy Fuels Corp.* 10,590 31,241
CNX Resources Corp.* 9,783 204,954
Comstock Resources, Inc. 5,741 49,086
CONSOL Energy, Inc. 1,909 163,830
Crescent Energy Co., Class
a
A 4,815 53,832
CVR Energy, Inc. 1,852 61,449
Delek US Holdings, Inc. 4,018 102,499
DHT Holdings, Inc. 8,565 92,673
Dorian LPG Ltd. 2,153 77,831
Empire Petroleum Corp.*(b) 815 4,833
Encore Energy Corp.*(b) 9,160 35,358
Energy Fuels, Inc.*(b) 9,810 62,097
Enviva, Inc.*(b) 1,953 781
Equitrans Midstream Corp. 27,283 291,655
Evolution Petroleum Corp. 1,937 11,351
Excelerate Energy, Inc., Class
a
A 1,130 17,741
FLEX LNG Ltd. 1,861 46,972
FutureFuel Corp. 1,631 9,672
Gevo, Inc.*(b) 14,594 13,012
Golar LNG Ltd. 6,257 126,955
Granite Ridge Resources, Inc.(b) 2,128 13,087
Investments Shares Value
Common Stocks (a) (continued)
Green Plains, Inc.* 3,631 $ 77,340
Gulfport Energy Corp.* 700 99,393
Hallador Energy Co.* 1,426 10,838
HighPeak Energy, Inc.(b) 751 12,444
International Seaways, Inc. 2,537 134,283
Kinetik Holdings, Inc.,
Class
a
A(b) 1,136 40,124
Kosmos Energy Ltd.* 28,511 175,058
Magnolia Oil & Gas Corp.,
Class
a
A 11,206 254,152
Matador Resources Co. 7,078 446,976
Murphy Oil Corp. 9,286 368,376
NACCO Industries, Inc., Class
a
A 263 8,739
NextDecade Corp.*(b) 4,874 22,372
Nordic American Tankers Ltd. 12,816 52,161
Northern Oil & Gas, Inc. 5,498 196,444
Overseas Shipholding Group,
Inc., Class
a
A 3,856 23,444
Par Pacific Holdings, Inc.* 3,451 124,650
PBF Energy, Inc., Class
a
A 6,969 325,452
Peabody Energy Corp. 7,142 176,907
Permian Resources Corp.,
Class
a
A 24,307 378,217
PrimeEnergy Resources Corp.* 46 4,547
REX American Resources Corp.* 968 42,573
Riley Exploration Permian, Inc. 553 13,078
Ring Energy, Inc.*(b) 7,484 10,702
SandRidge Energy, Inc. 1,992 25,976
Scorpio Tankers, Inc. 2,983 200,249
SFL Corp. Ltd. 7,191 96,072
SilverBow Resources, Inc.* 1,316 37,361
Sitio Royalties Corp., Class
a
A 5,134 117,158
SM Energy Co. 7,385 323,241
Talos Energy, Inc.* 8,473 111,759
Teekay Corp.* 3,869 29,288
Teekay Tankers Ltd., Class
a
A 1,493 81,846
Tellurian, Inc.*(b) 34,517 27,403
Uranium Energy Corp.* 23,613 153,012
VAALCO Energy, Inc. 6,727 30,002
Verde Clean Fuels, Inc.*(b) 38 162
Vertex Energy, Inc.*(b) 4,077 5,504
Vital Energy, Inc.* 1,458 73,381
Vitesse Energy, Inc. 1,565 35,572
W&T Offshore, Inc. 6,137 18,534
World Kinect Corp. 3,733 90,936
7,165,148
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,021 40,115
Glatfelter Corp.*(b) 2,753 6,139
Sylvamo Corp. 2,236 135,077
181,331
Passenger Airlines — 0.3%
Allegiant Travel Co. 987 71,834
Blade Air Mobility, Inc.* 3,758 11,950
Frontier Group Holdings, Inc.*(b) 2,406 16,698
Hawaiian Holdings, Inc.* 3,182 44,898
JetBlue Airways Corp.* 20,990 136,015
Joby Aviation, Inc.*(b) 17,405 97,816

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
SkyWest, Inc.* 2,530 $ 162,477
Spirit Airlines, Inc.(b) 6,852 44,195
Sun Country Airlines Holdings,
Inc.* 2,354 35,310
621,193
Personal Care Products — 0.8%
Beauty Health Co. (The)* 5,106 17,003
BellRing Brands, Inc.* 8,240 469,268
Edgewell Personal Care Co. 3,149 120,260
elf Beauty, Inc.* 3,370 702,746
Herbalife Ltd.* 6,171 54,490
Inter Parfums, Inc. 1,146 168,141
Medifast, Inc. 670 26,860
Nature's Sunshine Products,
Inc.* 823 14,608
Nu Skin Enterprises, Inc.,
Class
a
A 3,113 38,913
USANA Health Sciences, Inc.* 710 34,265
Waldencast plc, Class
a
A*(b) 2,251 15,037
1,661,591
Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.* 4,334 5,157
Amneal Pharmaceuticals, Inc.* 7,607 41,991
Amphastar Pharmaceuticals,
Inc.* 2,404 111,954
Amylyx Pharmaceuticals, Inc.* 3,170 59,754
ANI Pharmaceuticals, Inc.* 906 61,309
Arvinas, Inc.* 3,065 140,929
Assertio Holdings, Inc.* 5,538 4,895
Atea Pharmaceuticals, Inc.* 4,784 20,619
Axsome Therapeutics, Inc.* 2,225 181,070
Biote Corp., Class
a
A* 873 5,194
Bright Green Corp.*(b) 3,878 966
Cara Therapeutics, Inc.*(b) 2,918 2,481
Cassava Sciences, Inc.*(b) 2,482 57,036
Citius Pharmaceuticals, Inc.*(b) 7,669 5,892
Collegium Pharmaceutical, Inc.* 2,163 79,404
Corcept Therapeutics, Inc.* 5,009 117,712
CorMedix, Inc.*(b) 3,430 12,142
Cymabay Therapeutics, Inc.* 7,062 227,326
Edgewise Therapeutics, Inc.* 2,670 43,601
Enliven Therapeutics, Inc.*(b) 1,457 23,268
Evolus, Inc.* 2,585 38,336
Eyenovia, Inc.*(b) 1,877 4,064
EyePoint Pharmaceuticals, Inc.* 1,667 45,359
Harmony Biosciences Holdings,
Inc.* 2,011 64,553
Harrow, Inc.*(b) 1,892 20,481
Ikena Oncology, Inc.* 1,931 2,761
Innoviva, Inc.* 3,719 56,826
Intra-Cellular Therapies, Inc.* 5,848 406,553
Ligand Pharmaceuticals, Inc.* 1,051 83,397
Liquidia Corp.*(b) 2,962 41,942
Longboard Pharmaceuticals,
Inc.* 973 21,581
Marinus Pharmaceuticals, Inc.* 3,164 30,058
Neumora Therapeutics, Inc.*(b) 928 16,361
Investments Shares Value
Common Stocks (a) (continued)
NGM Biopharmaceuticals,
Inc.*(b) 2,719 $ 4,133
Nuvation Bio, Inc.* 9,091 17,000
Ocular Therapeutix, Inc.* 4,988 50,179
Omeros Corp.*(b) 3,792 17,064
Optinose, Inc.* 4,549 8,097
Pacira BioSciences, Inc.* 2,844 84,524
Phathom Pharmaceuticals,
Inc.*(b) 2,001 21,411
Phibro Animal Health Corp.,
Class
a
A 1,276 16,499
Pliant Therapeutics, Inc.* 3,566 56,592
Prestige Consumer Healthcare,
Inc.* 3,111 216,463
Revance Therapeutics, Inc.* 5,461 38,992
Scilex Holding Co.* 3,181 7,221
scPharmaceuticals, Inc.*(b) 1,803 10,854
SIGA Technologies, Inc. 2,876 14,984
Supernus Pharmaceuticals, Inc.* 3,067 91,090
Taro Pharmaceutical Industries
Ltd.* 510 21,456
Tarsus Pharmaceuticals, Inc.* 1,791 68,452
Terns Pharmaceuticals, Inc.*(b) 2,675 19,581
Theravance Biopharma, Inc.*(b) 3,216 30,456
Third Harmonic Bio, Inc.*(b) 1,216 12,330
Trevi Therapeutics, Inc.* 2,629 7,677
Ventyx Biosciences, Inc.*(b) 2,920 20,674
Verrica Pharmaceuticals, Inc.*(b) 1,319 6,951
WaVe Life Sciences Ltd.* 3,691 17,754
Xeris Biopharma Holdings, Inc.* 8,304 25,535
Zevra Therapeutics, Inc.*(b) 2,269 15,293
2,936,234
Professional Services — 1.8%
Alight, Inc., Class
a
A* 25,860 232,999
ASGN, Inc.* 2,953 293,292
Asure Software, Inc.* 1,427 13,300
Barrett Business Services, Inc. 413 50,382
BlackSky Technology, Inc.,
Class
a
A*(b) 7,460 10,593
CBIZ, Inc.* 2,993 226,061
Conduent, Inc.* 10,743 36,956
CRA International, Inc. 425 56,329
CSG Systems International, Inc. 1,975 107,756
ExlService Holdings, Inc.* 10,098 314,250
Exponent, Inc. 3,163 255,855
First Advantage Corp. 3,376 52,868
FiscalNote Holdings, Inc.*(b) 3,729 6,153
Forrester Research, Inc.* 734 14,805
Franklin Covey Co.* 726 27,719
Heidrick & Struggles
International, Inc. 1,237 42,058
HireQuest, Inc.(b) 334 4,476
HireRight Holdings Corp.* 858 12,158
Huron Consulting Group, Inc.* 1,190 116,775
IBEX Holdings Ltd.* 582 9,289
ICF International, Inc. 1,169 181,020
Innodata, Inc.* 1,618 11,973
Insperity, Inc. 2,220 225,974
Kelly Services, Inc., Class
a
A 1,952 47,882

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Kforce, Inc. 1,196 $ 83,289
Korn Ferry 3,258 207,404
Legalzoom.com, Inc.* 7,399 91,748
Maximus, Inc. 3,799 317,824
Mistras Group, Inc.* 1,300 11,245
NV5 Global, Inc.* 869 88,386
Planet Labs PBC* 10,939 23,956
Resources Connection, Inc. 2,025 28,006
Skillsoft Corp.* 273 3,331
Sterling Check Corp.* 1,959 30,697
TriNet Group, Inc.* 2,000 256,020
TrueBlue, Inc.* 1,898 22,301
TTEC Holdings, Inc. 1,214 21,184
Upwork, Inc.* 7,810 102,311
Verra Mobility Corp., Class
a
A* 8,718 188,483
Willdan Group, Inc.* 760 15,869
3,842,977
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.* 94 1,819
Anywhere Real Estate, Inc.* 6,733 42,216
Compass, Inc., Class
a
A* 17,776 70,215
Cushman & Wakefield plc* 10,372 103,616
DigitalBridge Group, Inc. 10,105 185,629
Douglas Elliman, Inc. 5,060 9,310
eXp World Holdings, Inc.(b) 4,451 58,308
Forestar Group, Inc.* 1,144 38,576
FRP Holdings, Inc.* 412 24,802
Kennedy-Wilson Holdings, Inc. 7,474 65,622
Marcus & Millichap, Inc. 1,482 54,375
Maui Land & Pineapple Co.,
Inc.* 470 9,198
Newmark Group, Inc., Class
a
A 8,573 92,503
Opendoor Technologies, Inc.* 34,699 106,873
RE/MAX Holdings, Inc., Class
a
A 1,091 9,306
Redfin Corp.* 6,829 48,520
RMR Group, Inc. (The), Class
a
A 961 23,516
St Joe Co. (The) 2,151 115,874
Star Holdings* 808 9,979
Stratus Properties, Inc.* 352 7,691
Tejon Ranch Co.* 1,307 21,735
Transcontinental Realty
Investors, Inc.* 79 3,071
1,102,754
Residential REITs — 0.3%
Apartment Investment and
Management Co., Class
a
A,
REIT* 9,134 67,409
BRT Apartments Corp., REIT 734 11,362
Centerspace, REIT 944 52,477
Clipper Realty, Inc., REIT 715 3,346
Elme Communities, REIT 5,489 70,698
Independence Realty Trust, Inc.,
REIT 14,093 206,322
NexPoint Residential Trust, Inc.,
REIT 1,426 41,654
UMH Properties, Inc., REIT 3,738 57,565
Veris Residential, Inc., REIT 4,941 72,139
582,972
Investments Shares Value
Common Stocks (a) (continued)
Retail REITs — 0.9%
Acadia Realty Trust, REIT 5,837 $ 95,668
Alexander's, Inc., REIT 134 29,621
CBL & Associates Properties,
Inc., REIT(b) 1,680 38,741
Getty Realty Corp., REIT 2,981 78,579
InvenTrust Properties Corp.,
REIT 4,247 107,237
Kite Realty Group Trust, REIT 13,600 291,176
Macerich Co. (The), REIT 13,499 221,519
NETSTREIT Corp., REIT 4,320 72,619
Phillips Edison & Co., Inc., REIT 7,369 263,221
Retail Opportunity Investments
Corp., REIT 7,689 99,419
Saul Centers, Inc., REIT 728 26,346
SITE Centers Corp., REIT 11,906 161,683
Tanger, Inc., REIT 6,383 183,894
Urban Edge Properties, REIT 7,176 122,064
Whitestone REIT, REIT 3,038 37,428
1,829,215
Semiconductors & Semiconductor Equipment — 2.3%
ACM Research, Inc., Class
a
A* 3,004 92,884
Aehr Test Systems* 1,715 27,903
Alpha & Omega Semiconductor
Ltd.* 1,448 31,711
Ambarella, Inc.* 2,368 132,253
Amkor Technology, Inc. 7,030 218,071
Atomera, Inc.*(b) 1,397 8,801
Axcelis Technologies, Inc.* 2,035 229,283
CEVA, Inc.* 1,451 32,851
Cohu, Inc.* 2,916 93,691
Credo Technology Group
Holding Ltd.* 7,162 154,269
Diodes, Inc.* 2,821 191,772
FormFactor, Inc.* 4,819 207,361
Ichor Holdings Ltd.* 1,781 76,227
Impinj, Inc.* 1,457 159,133
indie Semiconductor, Inc.,
Class
a
A*(b) 9,403 58,205
inTEST Corp.* 732 8,550
Kulicke & Soffa Industries, Inc. 3,459 164,718
MACOM Technology Solutions
Holdings, Inc.* 3,396 299,969
Maxeon Solar Technologies
Ltd.*(b) 1,836 7,362
MaxLinear, Inc., Class
a
A* 4,750 92,340
Navitas Semiconductor Corp.,
Class
a
A* 6,821 41,881
NVE Corp. 298 24,910
Onto Innovation, Inc.* 3,058 563,161
PDF Solutions, Inc.* 1,912 64,989
Photronics, Inc.* 3,813 109,776
Power Integrations, Inc. 3,548 253,540
Rambus, Inc.* 6,810 403,424
Semtech Corp.* 3,991 84,609
Silicon Laboratories, Inc.* 1,983 272,742
SiTime Corp.* 1,086 100,455
SkyWater Technology, Inc.*(b) 1,146 13,248

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
SMART Global Holdings, Inc.* 3,017 $ 64,172
Synaptics, Inc.* 2,465 246,746
Transphorm, Inc.*(b) 1,832 8,812
Ultra Clean Holdings, Inc.* 2,777 119,966
Veeco Instruments, Inc.* 3,176 115,003
4,774,788
Software — 4.5%
8x8, Inc.* 7,499 21,222
A10 Networks, Inc. 4,411 58,710
ACI Worldwide, Inc.* 6,775 222,965
Adeia, Inc. 6,682 75,774
Agilysys, Inc.* 1,251 97,328
Alarm.com Holdings, Inc.* 2,992 226,464
Alkami Technology, Inc.* 2,504 62,475
Altair Engineering, Inc., Class
a
A* 3,393 288,676
American Software, Inc.,
Class
a
A 2,017 22,631
Amplitude, Inc., Class
a
A* 4,227 50,132
Appfolio, Inc., Class
a
A* 1,200 290,508
Appian Corp., Class
a
A* 2,562 89,286
Asana, Inc., Class
a
A* 5,072 99,918
Aurora Innovation, Inc., Class
a
A* 21,128 53,665
AvePoint, Inc.* 9,273 74,184
Bit Digital, Inc.*(b) 5,500 14,300
Blackbaud, Inc.* 2,720 188,170
BlackLine, Inc.* 3,556 201,732
Box, Inc., Class
a
A* 8,805 227,081
Braze, Inc., Class
a
A* 3,271 186,120
C3.ai, Inc., Class
a
A*(b) 5,081 187,845
Cerence, Inc.* 2,518 37,518
Cipher Mining, Inc.*(b) 2,624 7,767
Cleanspark, Inc.* 9,350 156,332
Clear Secure, Inc., Class
a
A 5,133 98,810
CommVault Systems, Inc.* 2,752 263,394
Consensus Cloud Solutions,
Inc.* 1,224 19,486
CoreCard Corp.* 452 5,768
CS Disco, Inc.* 1,411 9,397
CXApp, Inc.*(b) 136 405
Digimarc Corp.*(b) 887 31,098
Digital Turbine, Inc.* 5,976 18,944
Domo, Inc., Class
a
B* 1,989 22,893
E2open Parent Holdings, Inc.* 10,606 44,863
eGain Corp.* 1,300 7,969
Enfusion, Inc., Class
a
A* 2,356 20,427
Envestnet, Inc.* 3,129 161,237
Everbridge, Inc.* 2,540 71,806
EverCommerce, Inc.* 1,458 14,274
Expensify, Inc., Class
a
A* 3,447 7,170
Freshworks, Inc., Class
a
A* 10,118 206,812
Instructure Holdings, Inc.* 1,218 27,917
Intapp, Inc.* 1,730 67,868
InterDigital, Inc. 1,651 176,690
Jamf Holding Corp.* 4,416 79,444
Kaltura, Inc.* 5,259 6,994
LivePerson, Inc.* 4,899 6,222
LiveRamp Holdings, Inc.* 4,109 143,733
Marathon Digital Holdings, Inc.* 13,286 344,107
Matterport, Inc.* 15,947 33,808
Investments Shares Value
Common Stocks (a) (continued)
MeridianLink, Inc.* 1,639 $ 31,075
MicroStrategy, Inc., Class
a
A* 763 780,427
Mitek Systems, Inc.* 2,718 31,556
Model N, Inc.* 2,373 58,281
N-able, Inc.* 4,368 58,837
NextNav, Inc.*(b) 3,460 14,809
Olo, Inc., Class
a
A* 6,458 37,586
ON24, Inc. 1,938 13,605
OneSpan, Inc.* 2,502 24,044
PagerDuty, Inc.* 5,660 136,746
PowerSchool Holdings, Inc.,
Class
a
A* 3,500 73,115
Progress Software Corp. 2,718 145,032
PROS Holdings, Inc.* 2,791 99,778
Q2 Holdings, Inc.* 3,555 164,348
Qualys, Inc.* 2,323 399,231
Rapid7, Inc.* 3,787 221,842
Red Violet, Inc.* 695 12,413
Rimini Street, Inc.* 3,263 10,539
Riot Platforms, Inc.* 11,870 167,604
Sapiens International Corp. NV 1,919 59,048
SEMrush Holdings, Inc.,
Class
a
A* 1,956 24,411
SolarWinds Corp.* 3,180 37,969
SoundHound AI, Inc.,
Class
a
A*(b) 8,615 63,923
SoundThinking, Inc.* 595 10,347
Sprinklr, Inc., Class
a
A* 6,595 85,933
Sprout Social, Inc., Class
a
A* 2,983 184,409
SPS Commerce, Inc.* 2,292 424,387
Tenable Holdings, Inc.* 7,132 343,477
Terawulf, Inc.*(b) 9,239 17,323
Varonis Systems, Inc., Class
a
B* 6,789 344,881
Verint Systems, Inc.* 3,901 123,311
Veritone, Inc.*(b) 1,652 3,783
Viant Technology, Inc., Class
a
A* 916 8,326
Weave Communications, Inc.* 2,086 26,138
Workiva, Inc., Class
a
A* 3,105 267,403
Xperi, Inc.* 2,711 29,713
Yext, Inc.* 6,683 39,563
Zeta Global Holdings Corp.,
Class
a
A* 8,677 91,109
Zuora, Inc., Class
a
A* 8,306 67,112
9,565,773
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT(b) 2,790 32,922
Four Corners Property Trust,
Inc., REIT 5,651 136,641
Gladstone Land Corp., REIT 2,093 27,230
Outfront Media, Inc., REIT 9,217 132,448
PotlatchDeltic Corp., REIT 4,942 223,428
Safehold, Inc., REIT 3,039 61,145
Uniti Group, Inc., REIT 14,865 87,109
700,923
Specialty Retail — 2.1%
1-800-Flowers.com, Inc.,
Class
a
A* 1,626 16,943
Aaron's Co., Inc. (The) 1,880 14,570

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Abercrombie & Fitch Co.,
Class
a
A* 3,049 $ 389,540
Academy Sports & Outdoors,
Inc. 4,517 337,510
American Eagle Outfitters, Inc. 11,412 271,035
America's Car-Mart, Inc.* 366 24,646
Arko Corp. 5,073 33,127
Asbury Automotive Group, Inc.* 1,293 270,017
BARK, Inc.* 8,328 9,994
Beyond, Inc.* 2,815 94,387
Big 5 Sporting Goods Corp.(b) 1,342 6,442
Boot Barn Holdings, Inc.* 1,859 171,957
Buckle, Inc. (The) 1,908 78,113
Build-A-Bear Workshop, Inc. 821 19,655
Caleres, Inc. 2,121 81,892
Camping World Holdings, Inc.,
Class
a
A 2,611 69,688
CarParts.com, Inc.* 3,397 8,662
Carvana Co., Class
a
A* 5,992 454,973
Cato Corp. (The), Class
a
A 1,087 7,185
Children's Place, Inc. (The)*(b) 744 14,315
Designer Brands, Inc., Class
a
A 2,695 28,459
Destination XL Group, Inc.* 3,509 14,001
Duluth Holdings, Inc., Class
a
B* 845 4,022
Envela Corp.*(b) 474 2,038
EVgo, Inc., Class
a
A*(b) 6,461 19,125
Foot Locker, Inc. 5,128 176,557
Genesco, Inc.* 688 21,961
Group 1 Automotive, Inc. 853 230,864
GrowGeneration Corp.* 3,672 7,858
Guess?, Inc. 1,757 44,593
Haverty Furniture Cos., Inc. 913 31,316
Hibbett, Inc. 764 62,610
J Jill, Inc.* 284 7,097
Lands' End, Inc.* 926 9,010
Lazydays Holdings, Inc.* 475 1,909
Leslie's, Inc.* 11,092 87,627
MarineMax, Inc.* 1,335 44,322
Monro, Inc. 1,945 65,294
National Vision Holdings, Inc.* 4,851 113,513
ODP Corp. (The)* 2,027 114,485
OneWater Marine, Inc., Class
a
A* 720 18,727
PetMed Express, Inc. 1,283 6,492
Rent the Runway, Inc.,
Class
a
A*(b) 3,117 1,265
Revolve Group, Inc., Class
a
A*(b) 2,562 56,185
Sally Beauty Holdings, Inc.* 6,702 84,646
Shoe Carnival, Inc. 1,137 37,259
Signet Jewelers Ltd. 2,784 283,300
Sleep Number Corp.* 1,335 22,054
Sonic Automotive, Inc., Class
a
A 916 48,090
Sportsman's Warehouse
Holdings, Inc.* 2,338 8,440
Stitch Fix, Inc., Class
a
A* 5,342 17,255
ThredUp, Inc., Class
a
A*(b) 4,481 8,962
Tile Shop Holdings, Inc.* 1,798 12,496
Tilly's, Inc., Class
a
A* 1,398 10,751
Torrid Holdings, Inc.*(b) 753 3,788
Upbound Group, Inc. 3,442 116,202
Urban Outfitters, Inc.* 3,985 165,577
Investments Shares Value
Common Stocks (a) (continued)
Warby Parker, Inc., Class
a
A* 5,292 $ 67,261
Winmark Corp. 178 67,560
Zumiez, Inc.* 994 17,514
4,515,136
Technology Hardware, Storage & Peripherals — 1.3%
CompoSecure, Inc.*(b) 1,026 4,966
Corsair Gaming, Inc.* 2,307 29,876
CPI Card Group, Inc.* 266 5,027
Eastman Kodak Co.* 3,559 19,005
Immersion Corp. 1,954 13,189
Intevac, Inc.* 1,616 6,238
IonQ, Inc.*(b) 10,038 103,994
Super Micro Computer, Inc.* 2,897 2,509,150
Turtle Beach Corp.* 1,019 10,883
Xerox Holdings Corp. 7,304 136,219
2,838,547
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class
a
A*(b) 6,041 5,497
Figs, Inc., Class
a
A* 7,981 41,741
Fossil Group, Inc.* 3,004 3,184
G-III Apparel Group Ltd.* 2,580 85,837
Hanesbrands, Inc.* 21,980 118,692
Kontoor Brands, Inc. 3,510 207,476
Movado Group, Inc. 957 27,475
Oxford Industries, Inc. 935 94,800
Rocky Brands, Inc. 435 10,853
Steven Madden Ltd. 4,696 201,083
Vera Bradley, Inc.* 1,636 12,761
Wolverine World Wide, Inc. 4,847 49,294
858,693
Tobacco — 0.1%
Ispire Technology, Inc.*(b) 1,107 11,203
Turning Point Brands, Inc. 1,070 27,071
Universal Corp. 1,506 72,303
Vector Group Ltd. 9,078 101,310
211,887
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc. 1,441 16,543
Applied Industrial Technologies,
Inc. 2,410 457,635
Beacon Roofing Supply, Inc.* 3,950 339,265
BlueLinx Holdings, Inc.* 529 67,104
Boise Cascade Co. 2,481 337,193
Custom Truck One Source, Inc.* 3,541 22,733
Distribution Solutions Group,
Inc.* 626 19,663
DNOW, Inc.* 6,651 94,112
DXP Enterprises, Inc.* 849 30,156
EVI Industries, Inc. 296 6,373
FTAI Aviation Ltd. 6,217 349,955
GATX Corp. 2,218 281,331
Global Industrial Co. 819 35,913
GMS, Inc.* 2,563 228,902
H&E Equipment Services, Inc. 2,008 113,432
Herc Holdings, Inc. 1,766 280,229

ULTRA RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Hudson Technologies, Inc.* 2,736 $ 40,082
Karat Packaging, Inc. 424 12,546
McGrath RentCorp 1,542 191,948
MRC Global, Inc.* 5,240 60,417
Rush Enterprises, Inc., Class
a
A 3,847 187,349
Rush Enterprises, Inc.,
Class
a
B(b) 570 28,745
Textainer Group Holdings Ltd. 2,524 125,948
Titan Machinery, Inc.* 1,285 32,421
Transcat, Inc.* 513 53,947
Willis Lease Finance Corp.* 184 8,817
Xometry, Inc., Class
a
A* 2,120 41,467
3,464,226
Water Utilities — 0.3%
American States Water Co. 2,314 165,243
Artesian Resources Corp.,
Class
a
A 571 19,682
Cadiz, Inc.*(b) 2,530 7,337
California Water Service Group 3,610 165,663
Consolidated Water Co. Ltd. 938 27,727
Global Water Resources, Inc. 718 9,291
Middlesex Water Co. 1,095 55,724
Pure Cycle Corp.* 1,221 12,173
SJW Group 1,994 109,790
York Water Co. (The) 889 31,471
604,101
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 4,139 33,774
Spok Holdings, Inc. 1,110 19,947
Telephone and Data Systems,
Inc. 6,179 94,539
Tingo Group, Inc.*(b) 5,282 —
148,260
Total Common Stocks
(Cost $156,458,564)
160,020,664
Number of
Rights
Rights — 0.0%(d)
Biotechnology — 0.0%(d)
Aduro Biotech, Inc., CVR*(e)(f) 687 —
Cartesian Therapeutics, Inc.,
expiring 5/3/2024*(b)(e)(f) 5,386 969
Chinook Therape, CVR*(e)(f) 3,154 —
Oncternal Therapeutics, Inc.,
CVR*(e)(f) 42 —
Tobira Therapeutics, Inc.,
CVR*(e)(f) 756 —
969
Food Products — 0.0%(d)
Contraf-Nicotex-Tobacco
GmbH, CVR*(e)(f) 2,444 1,222
Investments
Number of
Rights
Value
Rights (continued)
Pharmaceuticals — 0.0%(d)
ANI Pharmaceuticals, Inc.,
expiring 12/31/2050*(e)(f) 2 $ —
Total Rights
(Cost 2604) 2,191
Shares
Securities Lending Reinvestments (g) — 2.0%
Investment Companies — 2.0%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (h)
(Cost $4,258,253) 4,258,253 4,258,253
Principal
Amount
Short-Term Investments — 11.6%
Repurchase Agreements (i) — 11.6%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $24,485,031
(Cost $24,481,430) $ 24,481,430 24,481,430
Total Investments — 89.2%
(Cost $185,200,851) 188,762,538
Other assets less liabilities — 10.8% 22,785,792
Net Assets — 100.0% $ 211,548,330
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $132.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $4,315,711, collateralized in the form of cash with a value of $4,258,253 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $235,860 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March
28, 2024 – February 15, 2053. The total value of collateral is
$4,494,113.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued as of February 29, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2024 amounted to $2,191, which represents approximately 0.00% of net assets of the Fund.
(f) Illiquid security.
(g) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $4,258,253.
(h) Rate shown is the 7-day yield as of February 29, 2024.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 145 3/15/2024 U.S. Dollar $ 14,915,425 $ 934,966
Swap Agreements
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
22,403,921 3/6/2025 Bank of America NA 5.58% Russell 2000
®
Index 918,294
30,627,390 11/6/2025 Barclays Capital 5.83% Russell 2000
®
Index 4,069,311
38,639,211 2/11/2025 BNP Paribas SA 5.58% Russell 2000
®
Index 6,179,669
29,240,373 3/6/2025 Citibank NA 5.62% Russell 2000
®
Index 2,700,937
15,721,581 11/7/2024 Goldman Sachs International 5.73% Russell 2000
®
Index 24,899
12,942,675 3/6/2024
Morgan Stanley & Co.
International plc 5.78% iShares
®
Russell 2000 ETF 953,548
25,572,484 3/6/2024
Morgan Stanley & Co.
International plc 5.78% Russell 2000
®
Index 1,992,038
38,515,159 2,945,586
38,852,915 11/14/2024 Societe Generale 5.88% Russell 2000
®
Index 1,168,511
34,248,018 11/7/2024 UBS AG 5.33% Russell 2000
®
Index 1,424,199
248,248,568 19,431,406
Total Unrealized
Appreciation
19,431,406
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments Shares Value
Common Stocks (a) — 67.0%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.* 4,781 $ 1,469,536
Boeing Co. (The)* 38,596 7,862,777
General Dynamics Corp. 15,373 4,200,672
Howmet Aerospace, Inc. 26,548 1,766,769
Huntington Ingalls Industries,
Inc. 2,696 786,208
L3Harris Technologies, Inc. 12,864 2,722,794
Lockheed Martin Corp. 14,986 6,417,605
Northrop Grumman Corp. 9,620 4,435,013
RTX Corp. 97,600 8,751,792
Textron, Inc. 13,303 1,184,898
TransDigm Group, Inc. 3,754 4,421,236
44,019,300
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 7,917 586,491
Expeditors International of
Washington, Inc. 9,867 1,180,093
FedEx Corp. 15,699 3,908,580
United Parcel Service, Inc.,
Class
a
B 49,087 7,277,639
12,952,803
Automobile Components — 0.1%
Aptiv plc* 19,198 1,526,049
BorgWarner, Inc. 15,953 496,617
2,022,666
Automobiles — 1.0%
Ford Motor Co. 266,870 3,319,863
General Motors Co. 92,946 3,808,927
Tesla, Inc.* 187,676 37,888,031
45,016,821
Banks — 2.2%
Bank of America Corp. 467,278 16,130,437
Citigroup, Inc. 129,894 7,207,818
Citizens Financial Group, Inc. 31,642 993,242
Comerica, Inc. 8,950 441,951
Fifth Third Bancorp 46,220 1,587,195
Huntington Bancshares, Inc. 98,280 1,281,571
JPMorgan Chase & Co. 196,211 36,507,019
KeyCorp 63,543 906,759
M&T Bank Corp. 11,264 1,574,031
PNC Financial Services Group,
Inc. (The) 27,035 3,979,552
Regions Financial Corp. 63,123 1,175,981
Truist Financial Corp. 90,515 3,166,215
US Bancorp 105,673 4,434,039
Wells Fargo & Co. 246,478 13,701,712
Zions Bancorp NA 10,055 396,469
93,483,991
Beverages — 0.9%
Brown-Forman Corp., Class
a
B 12,419 747,996
Coca-Cola Co. (The) 264,085 15,850,382
Investments Shares Value
Common Stocks (a) (continued)
Constellation Brands, Inc.,
Class
a
A 10,969 $ 2,726,016
Keurig Dr Pepper, Inc. 68,331 2,043,780
Molson Coors Beverage Co.,
Class
a
B 12,567 784,432
Monster Beverage Corp.* 50,136 2,963,038
PepsiCo, Inc. 93,311 15,428,041
40,543,685
Biotechnology — 1.3%
AbbVie, Inc. 119,826 21,095,367
Amgen, Inc. 36,322 9,946,053
Biogen, Inc.* 9,834 2,133,880
Gilead Sciences, Inc. 84,568 6,097,353
Incyte Corp.* 12,624 736,737
Moderna, Inc.* 22,513 2,076,599
Regeneron Pharmaceuticals,
Inc.* 7,271 7,024,440
Vertex Pharmaceuticals, Inc.* 17,489 7,358,322
56,468,751
Broadline Retail — 2.6%
Amazon.com, Inc.* 617,237 109,102,812
eBay, Inc. 35,224 1,665,391
Etsy, Inc.* 8,127 582,624
111,350,827
Building Products — 0.3%
A O Smith Corp. 8,336 691,054
Allegion plc 5,958 761,849
Builders FirstSource, Inc.* 8,375 1,634,633
Carrier Global Corp. 56,946 3,165,059
Johnson Controls International
plc 46,173 2,736,674
Masco Corp. 15,237 1,169,592
Trane Technologies plc 15,501 4,370,817
14,529,678
Capital Markets — 1.9%
Ameriprise Financial, Inc. 6,868 2,797,748
Bank of New York Mellon Corp.
(The) 52,197 2,927,730
BlackRock, Inc. 9,491 7,700,428
Blackstone, Inc. 48,224 6,163,992
Cboe Global Markets, Inc. 7,164 1,375,488
Charles Schwab Corp. (The) 101,004 6,745,047
CME Group, Inc. 24,432 5,383,591
FactSet Research Systems, Inc. 2,578 1,192,531
Franklin Resources, Inc. 19,137 525,311
Goldman Sachs Group, Inc.
(The) 22,133 8,610,844
Intercontinental Exchange, Inc. 38,846 5,377,063
Invesco Ltd. 30,511 470,175
MarketAxess Holdings, Inc. 2,573 549,104
Moody's Corp. 10,681 4,052,585
Morgan Stanley 85,769 7,379,565
MSCI, Inc., Class
a
A 5,368 3,011,287
Nasdaq, Inc. 23,103 1,298,389
Northern Trust Corp. 14,051 1,154,009
Raymond James Financial, Inc. 12,754 1,534,561

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments Shares Value
Common Stocks (a) (continued)
S&P Global, Inc. 21,990 $ 9,420,076
State Street Corp. 20,943 1,544,127
T. Rowe Price Group, Inc. 15,167 1,719,179
80,932,830
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 15,077 3,528,621
Albemarle Corp. 7,965 1,097,975
Celanese Corp., Class
a
A 6,797 1,032,940
CF Industries Holdings, Inc. 12,967 1,046,696
Corteva, Inc. 47,821 2,559,380
Dow, Inc. 47,603 2,660,056
DuPont de Nemours, Inc. 29,183 2,019,172
Eastman Chemical Co. 8,047 706,044
Ecolab, Inc. 17,224 3,872,644
FMC Corp. 8,467 477,454
International Flavors &
Fragrances, Inc. 17,326 1,308,113
Linde plc 32,909 14,770,217
LyondellBasell Industries NV,
Class
a
A 17,391 1,743,970
Mosaic Co. (The) 22,182 691,191
PPG Industries, Inc. 16,004 2,266,166
Sherwin-Williams Co. (The) 15,982 5,306,504
45,087,143
Commercial Services & Supplies — 0.4%
Cintas Corp. 5,876 3,693,712
Copart, Inc.* 59,302 3,151,901
Republic Services, Inc., Class
a
A 13,880 2,548,368
Rollins, Inc. 19,054 839,710
Veralto Corp. 14,878 1,285,757
Waste Management, Inc. 24,876 5,115,750
16,635,198
Communications Equipment — 0.5%
Arista Networks, Inc.* 17,102 4,746,489
Cisco Systems, Inc. 274,880 13,295,946
F5, Inc.* 4,052 758,615
Juniper Networks, Inc. 21,641 801,366
Motorola Solutions, Inc. 11,264 3,721,513
23,323,929
Construction & Engineering — 0.1%
Quanta Services, Inc. 9,860 2,381,289
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 4,195 2,423,494
Vulcan Materials Co. 9,018 2,397,435
4,820,929
Consumer Finance — 0.4%
American Express Co. 39,073 8,573,398
Capital One Financial Corp. 25,848 3,556,943
Discover Financial Services 16,971 2,048,400
Synchrony Financial 28,085 1,159,910
15,338,651
Investments Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp. 30,049 $ 22,353,151
Dollar General Corp. 14,896 2,164,538
Dollar Tree, Inc.* 14,180 2,079,922
Kroger Co. (The) 44,914 2,228,184
Sysco Corp. 34,220 2,770,793
Target Corp. 31,329 4,790,831
Walgreens Boots Alliance, Inc. 48,666 1,034,639
Walmart, Inc. 290,453 17,023,450
54,445,508
Containers & Packaging — 0.1%
Amcor plc 98,095 888,741
Avery Dennison Corp. 5,466 1,183,553
Ball Corp. 21,399 1,369,964
International Paper Co. 23,484 830,394
Packaging Corp. of America 6,083 1,102,179
Westrock Co. 17,402 788,136
6,162,967
Distributors — 0.1%
Genuine Parts Co. 9,515 1,420,209
LKQ Corp. 18,162 949,691
Pool Corp. 2,625 1,045,065
3,414,965
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 485,268 8,215,587
Verizon Communications, Inc. 285,330 11,418,907
19,634,494
Electric Utilities — 1.0%
Alliant Energy Corp. 17,319 826,982
American Electric Power Co.,
Inc. 35,691 3,040,516
Constellation Energy Corp. 21,676 3,651,322
Duke Energy Corp. 52,308 4,803,444
Edison International 26,014 1,769,472
Entergy Corp. 14,353 1,457,834
Evergy, Inc. 15,591 772,378
Eversource Energy 23,709 1,391,718
Exelon Corp. 67,560 2,421,351
FirstEnergy Corp. 35,050 1,283,181
NextEra Energy, Inc. 139,248 7,685,097
NRG Energy, Inc. 15,322 847,613
PG&E Corp. 144,800 2,416,712
Pinnacle West Capital Corp. 7,696 525,868
PPL Corp. 50,028 1,319,239
Southern Co. (The) 74,020 4,977,845
Xcel Energy, Inc. 37,451 1,973,293
41,163,865
Electrical Equipment — 0.4%
AMETEK, Inc. 15,664 2,822,339
Eaton Corp. plc 27,100 7,831,900
Emerson Electric Co. 38,692 4,134,240
Generac Holdings, Inc.* 4,169 469,054
Hubbell, Inc., Class
a
B 3,640 1,385,639

ULTRA S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments Shares Value
Common Stocks (a) (continued)
Rockwell Automation, Inc. 7,783 $ 2,218,778
18,861,950
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 40,607 4,435,909
CDW Corp. 9,092 2,238,541
Corning, Inc. 52,114 1,680,155
Jabil, Inc. 8,684 1,251,278
Keysight Technologies, Inc.* 12,052 1,859,624
TE Connectivity Ltd. 21,092 3,027,967
Teledyne Technologies, Inc.* 3,202 1,368,119
Trimble, Inc.* 16,884 1,033,132
Zebra Technologies Corp.,
Class
a
A* 3,486 974,267
17,868,992
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 68,293 2,020,790
Halliburton Co. 60,747 2,130,397
Schlumberger NV 96,949 4,685,545
8,836,732
Entertainment — 0.9%
Electronic Arts, Inc. 16,612 2,317,042
Live Nation Entertainment, Inc.* 9,630 933,917
Netflix, Inc.* 29,705 17,909,738
Take-Two Interactive Software,
Inc.* 10,734 1,577,147
Walt Disney Co. (The) 124,186 13,856,674
Warner Bros Discovery, Inc.* 150,609 1,323,853
37,918,371
Financial Services — 2.9%
Berkshire Hathaway, Inc.,
Class
a
B* 123,485 50,554,759
Fidelity National Information
Services, Inc. 40,212 2,782,268
Fiserv, Inc.* 40,734 6,080,364
FleetCor Technologies, Inc.* 4,900 1,368,423
Global Payments, Inc. 17,672 2,292,058
Jack Henry & Associates, Inc. 4,943 858,945
Mastercard, Inc., Class
a
A 56,202 26,682,462
PayPal Holdings, Inc.* 73,173 4,415,259
Visa, Inc., Class
a
A 108,184 30,577,126
125,611,664
Food Products — 0.5%
Archer-Daniels-Midland Co. 36,200 1,922,582
Bunge Global SA 9,861 930,583
Campbell Soup Co. 13,332 568,476
Conagra Brands, Inc. 32,439 910,887
General Mills, Inc. 39,451 2,531,965
Hershey Co. (The) 10,173 1,911,710
Hormel Foods Corp. 19,657 694,285
J M Smucker Co. (The) 7,203 865,585
Kellanova 17,900 987,185
Kraft Heinz Co. (The) 54,109 1,908,966
Lamb Weston Holdings, Inc. 9,836 1,005,338
McCormick & Co., Inc.
(Non-Voting) 17,055 1,174,407
Investments Shares Value
Common Stocks (a) (continued)
Mondelez International, Inc.,
Class
a
A 92,331 $ 6,746,626
Tyson Foods, Inc., Class
a
A 19,358 1,049,978
23,208,573
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 10,078 1,137,907
Ground Transportation — 0.8%
CSX Corp. 134,119 5,088,475
JB Hunt Transport Services, Inc. 5,530 1,140,894
Norfolk Southern Corp. 15,348 3,888,876
Old Dominion Freight Line, Inc. 6,073 2,687,181
Uber Technologies, Inc.* 139,666 11,103,447
Union Pacific Corp. 41,373 10,495,917
34,404,790
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories 117,778 13,973,182
Align Technology, Inc.* 4,834 1,461,898
Baxter International, Inc. 34,432 1,408,957
Becton Dickinson & Co. 19,690 4,637,980
Boston Scientific Corp.* 99,376 6,579,685
Cooper Cos., Inc. (The) 13,445 1,258,452
DENTSPLY SIRONA, Inc. 14,379 469,906
Dexcom, Inc.* 26,223 3,017,481
Edwards Lifesciences Corp.* 41,163 3,493,504
GE HealthCare Technologies,
Inc. 27,505 2,510,656
Hologic, Inc.* 16,624 1,226,851
IDEXX Laboratories, Inc.* 5,640 3,244,297
Insulet Corp.* 4,739 777,196
Intuitive Surgical, Inc.* 23,895 9,213,912
Medtronic plc 90,303 7,527,658
ResMed, Inc. 9,983 1,734,247
STERIS plc 6,706 1,561,895
Stryker Corp. 22,947 8,010,109
Teleflex, Inc. 3,189 710,477
Zimmer Biomet Holdings, Inc. 14,183 1,763,798
74,582,141
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. 16,728 1,873,201
Cencora, Inc. 11,314 2,665,578
Centene Corp.* 36,256 2,843,558
Cigna Group (The) 19,860 6,675,740
CVS Health Corp. 87,171 6,482,907
DaVita, Inc.* 3,656 464,202
Elevance Health, Inc. 15,947 7,993,434
HCA Healthcare, Inc. 13,443 4,190,183
Henry Schein, Inc.* 8,863 677,754
Humana, Inc. 8,355 2,926,924
Laboratory Corp. of America
Holdings 5,762 1,243,612
McKesson Corp. 9,031 4,708,854
Molina Healthcare, Inc.* 3,957 1,558,702
Quest Diagnostics, Inc. 7,631 953,036
UnitedHealth Group, Inc. 62,774 30,985,246

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 4,141 $ 691,796
76,934,727
Health Care REITs — 0.1%
Healthpeak Properties, Inc.,
REIT 47,536 796,228
Ventas, Inc., REIT 27,309 1,154,898
Welltower, Inc., REIT 37,564 3,461,898
5,413,024
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 47,878 992,990
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class
a
A* 29,506 4,646,310
Booking Holdings, Inc.* 2,368 8,214,189
Caesars Entertainment, Inc.* 14,640 636,401
Carnival Corp.* 68,379 1,084,491
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,863 5,009,179
Darden Restaurants, Inc. 8,166 1,394,018
Domino's Pizza, Inc. 2,367 1,061,244
Expedia Group, Inc.* 9,049 1,238,084
Hilton Worldwide Holdings, Inc. 17,404 3,555,985
Las Vegas Sands Corp. 25,054 1,365,944
Marriott International, Inc.,
Class
a
A 16,743 4,183,573
McDonald's Corp. 49,229 14,388,652
MGM Resorts International* 18,546 802,671
Norwegian Cruise Line Holdings
Ltd.* 28,873 559,848
Royal Caribbean Cruises Ltd.* 15,999 1,973,477
Starbucks Corp. 77,548 7,359,305
Wynn Resorts Ltd. 6,516 685,483
Yum! Brands, Inc. 19,024 2,633,302
60,792,156
Household Durables — 0.3%
DR Horton, Inc. 20,453 3,056,496
Garmin Ltd. 10,388 1,426,792
Lennar Corp., Class
a
A 16,978 2,691,183
Mohawk Industries, Inc.* 3,587 425,490
NVR, Inc.* 216 1,647,123
PulteGroup, Inc. 14,632 1,585,816
Whirlpool Corp. 3,723 399,813
11,232,713
Household Products — 0.8%
Church & Dwight Co., Inc. 16,722 1,674,207
Clorox Co. (The) 8,416 1,290,257
Colgate-Palmolive Co. 55,882 4,834,911
Kimberly-Clark Corp. 22,936 2,779,155
Procter & Gamble Co. (The) 159,961 25,424,201
36,002,731
Independent Power and Renewable Electricity Producers — 0.0%(b)
AES Corp. (The) 45,447 690,794
Investments Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.6%
3M Co. 37,485 $ 3,453,118
General Electric Co. 73,868 11,589,151
Honeywell International, Inc. 44,743 8,891,776
23,934,045
Industrial REITs — 0.2%
Prologis, Inc., REIT 62,709 8,357,228
Insurance — 1.4%
Aflac, Inc. 36,092 2,914,068
Allstate Corp. (The) 17,761 2,833,235
American International Group,
Inc. 47,647 3,472,990
Aon plc, Class
a
A 13,589 4,293,988
Arch Capital Group Ltd.* 25,327 2,218,392
Arthur J Gallagher & Co. 14,653 3,574,306
Assurant, Inc. 3,569 647,595
Brown & Brown, Inc. 16,032 1,350,055
Chubb Ltd. 27,690 6,968,742
Cincinnati Financial Corp. 10,649 1,213,986
Everest Group Ltd. 2,946 1,086,720
Globe Life, Inc. 5,813 737,844
Hartford Financial Services
Group, Inc. (The) 20,413 1,956,382
Loews Corp. 12,425 933,490
Marsh & McLennan Cos., Inc. 33,465 6,768,966
MetLife, Inc. 42,198 2,942,889
Principal Financial Group, Inc. 14,886 1,203,682
Progressive Corp. (The) 39,706 7,526,669
Prudential Financial, Inc. 24,501 2,670,364
Travelers Cos., Inc. (The) 15,501 3,425,101
W R Berkley Corp. 13,826 1,155,854
Willis Towers Watson plc 7,008 1,910,451
61,805,769
Interactive Media & Services — 4.1%
Alphabet, Inc., Class
a
A* 401,681 55,616,751
Alphabet, Inc., Class
a
C* 338,041 47,251,371
Match Group, Inc.* 18,448 664,866
Meta Platforms, Inc., Class
a
A 150,644 73,835,144
177,368,132
IT Services — 0.8%
Accenture plc, Class
a
A 42,596 15,964,129
Akamai Technologies, Inc.* 10,237 1,135,488
Cognizant Technology Solutions
Corp., Class
a
A 34,031 2,689,130
EPAM Systems, Inc.* 3,916 1,192,030
Gartner, Inc.* 5,290 2,462,812
International Business Machines
Corp. 61,963 11,465,014
VeriSign, Inc.* 6,029 1,177,404
36,086,007
Leisure Products — 0.0%(b)
Hasbro, Inc. 8,851 445,117

ULTRA S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. 19,858 $ 2,727,695
Bio-Rad Laboratories, Inc.,
Class
a
A* 1,421 463,075
Bio-Techne Corp. 10,734 789,700
Charles River Laboratories
International, Inc.* 3,482 885,090
Danaher Corp. 44,634 11,298,651
Illumina, Inc.* 10,778 1,507,088
IQVIA Holdings, Inc.* 12,428 3,071,704
Mettler-Toledo International,
Inc.* 1,472 1,835,908
Revvity, Inc. 8,376 917,926
Thermo Fisher Scientific, Inc. 26,223 14,951,830
Waters Corp.* 4,013 1,354,066
West Pharmaceutical Services,
Inc. 5,022 1,799,684
41,602,417
Machinery — 1.2%
Caterpillar, Inc. 34,623 11,562,697
Cummins, Inc. 9,620 2,584,028
Deere & Co. 18,178 6,635,879
Dover Corp. 9,494 1,570,118
Fortive Corp. 23,852 2,030,521
IDEX Corp. 5,133 1,210,875
Illinois Tool Works, Inc. 18,583 4,871,533
Ingersoll Rand, Inc. 27,473 2,509,109
Nordson Corp. 3,676 976,529
Otis Worldwide Corp. 27,776 2,647,053
PACCAR, Inc. 35,501 3,936,706
Parker-Hannifin Corp. 8,720 4,669,124
Pentair plc 11,219 872,726
Snap-on, Inc. 3,582 987,414
Stanley Black & Decker, Inc. 10,405 929,063
Westinghouse Air Brake
Technologies Corp. 12,159 1,717,945
Xylem, Inc. 16,362 2,078,792
51,790,112
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 6,827 2,006,660
Comcast Corp., Class
a
A 272,539 11,678,296
Fox Corp., Class
a
A 16,779 499,846
Fox Corp., Class
a
B 8,954 245,161
Interpublic Group of Cos., Inc.
(The) 25,990 816,086
News Corp., Class
a
A 25,830 694,310
News Corp., Class
a
B 7,792 218,098
Omnicom Group, Inc. 13,435 1,187,520
Paramount Global, Class
a
B(c) 32,744 361,494
17,707,471
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 97,323 3,679,783
Newmont Corp. 78,219 2,444,344
Nucor Corp. 16,685 3,208,525
Investments Shares Value
Common Stocks (a) (continued)
Steel Dynamics, Inc. 10,323 $ 1,381,424
10,714,076
Multi-Utilities — 0.4%
Ameren Corp. 17,846 1,270,457
CenterPoint Energy, Inc. 42,841 1,178,127
CMS Energy Corp. 19,802 1,136,041
Consolidated Edison, Inc. 23,430 2,043,330
Dominion Energy, Inc. 56,793 2,716,409
DTE Energy Co. 13,993 1,516,142
NiSource, Inc. 28,047 730,905
Public Service Enterprise Group,
Inc. 33,820 2,110,368
Sempra 42,718 3,015,891
WEC Energy Group, Inc. 21,408 1,680,314
17,397,984
Office REITs — 0.0%(b)
Alexandria Real Estate Equities,
Inc., REIT 10,615 1,324,009
Boston Properties, Inc., REIT 9,799 634,191
1,958,200
Oil, Gas & Consumable Fuels — 2.3%
APA Corp. 20,817 620,138
Chevron Corp. 119,152 18,112,295
ConocoPhillips 80,589 9,069,486
Coterra Energy, Inc. 51,051 1,316,095
Devon Energy Corp. 43,484 1,915,905
Diamondback Energy, Inc. 12,148 2,217,253
EOG Resources, Inc. 39,578 4,530,098
EQT Corp. 27,917 1,037,117
Exxon Mobil Corp. 271,863 28,415,121
Hess Corp. 18,762 2,734,561
Kinder Morgan, Inc. 131,247 2,282,385
Marathon Oil Corp. 39,720 963,210
Marathon Petroleum Corp. 25,770 4,361,057
Occidental Petroleum Corp. 44,813 2,716,116
ONEOK, Inc. 39,537 2,970,019
Phillips 66 29,860 4,255,349
Pioneer Natural Resources Co. 15,835 3,724,234
Targa Resources Corp. 15,133 1,486,666
Valero Energy Corp. 23,106 3,268,575
Williams Cos., Inc. (The) 82,563 2,967,314
98,962,994
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 44,355 695,486
Delta Air Lines, Inc. 43,671 1,845,973
Southwest Airlines Co. 40,458 1,386,496
United Airlines Holdings, Inc.* 22,260 1,012,608
4,940,563
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 15,766 2,342,512
Kenvue, Inc. 116,973 2,222,487
4,564,999

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. 138,098 $ 7,008,473
Catalent, Inc.* 12,235 701,555
Eli Lilly & Co. 54,120 40,789,161
Johnson & Johnson 163,381 26,366,426
Merck & Co., Inc. 171,983 21,867,638
Pfizer, Inc. 383,219 10,178,297
Viatris, Inc. 81,421 1,007,178
Zoetis, Inc., Class
a
A 31,160 6,179,963
114,098,691
Professional Services — 0.5%
Automatic Data Processing, Inc. 27,915 7,010,294
Broadridge Financial Solutions,
Inc. 7,985 1,625,586
Dayforce, Inc.* 10,586 738,479
Equifax, Inc. 8,363 2,288,033
Jacobs Solutions, Inc. 8,546 1,253,271
Leidos Holdings, Inc. 9,332 1,193,190
Paychex, Inc. 21,820 2,675,568
Paycom Software, Inc. 3,329 607,176
Robert Half, Inc. 7,187 577,835
Verisk Analytics, Inc., Class
a
A 9,843 2,381,022
20,350,454
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 20,686 1,900,837
CoStar Group, Inc.* 27,715 2,412,036
4,312,873
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 9,638 1,706,215
Camden Property Trust, REIT 7,246 684,602
Equity Residential, REIT 23,452 1,412,045
Essex Property Trust, Inc., REIT 4,356 1,007,978
Invitation Homes, Inc., REIT 39,041 1,330,127
Mid-America Apartment
Communities, Inc., REIT 7,920 995,386
UDR, Inc., REIT 20,538 729,099
7,865,452
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 4,986 502,838
Kimco Realty Corp., REIT 45,134 891,848
Realty Income Corp., REIT 56,441 2,941,140
Regency Centers Corp., REIT 11,149 690,681
Simon Property Group, Inc.,
REIT 22,142 3,280,116
8,306,623
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.* 109,656 21,111,975
Analog Devices, Inc. 33,820 6,487,352
Applied Materials, Inc. 56,778 11,447,580
Broadcom, Inc. 29,791 38,742,898
Enphase Energy, Inc.* 9,268 1,177,129
Investments Shares Value
Common Stocks (a) (continued)
First Solar, Inc.* 7,251 $ 1,115,856
Intel Corp. 286,138 12,318,241
KLA Corp. 9,226 6,294,900
Lam Research Corp. 8,945 8,392,646
Microchip Technology, Inc. 36,720 3,089,621
Micron Technology, Inc. 74,523 6,752,529
Monolithic Power Systems, Inc. 3,252 2,341,570
NVIDIA Corp. 167,638 132,621,775
NXP Semiconductors NV 17,494 4,368,777
ON Semiconductor Corp.* 29,231 2,306,910
Qorvo, Inc.* 6,607 756,832
QUALCOMM, Inc. 75,539 11,919,299
Skyworks Solutions, Inc. 10,818 1,135,024
Teradyne, Inc. 10,376 1,074,850
Texas Instruments, Inc. 61,639 10,314,054
283,769,818
Software — 7.3%
Adobe, Inc.* 30,901 17,313,212
ANSYS, Inc.* 5,890 1,968,261
Autodesk, Inc.* 14,508 3,745,530
Cadence Design Systems, Inc.* 18,465 5,620,377
Fair Isaac Corp.* 1,677 2,129,639
Fortinet, Inc.* 43,258 2,989,560
Gen Digital, Inc. 38,267 822,358
Intuit, Inc. 19,021 12,608,831
Microsoft Corp. 504,473 208,670,212
Oracle Corp. 107,834 12,042,901
Palo Alto Networks, Inc.* 21,095 6,551,052
PTC, Inc.* 8,065 1,475,976
Roper Technologies, Inc. 7,250 3,949,293
Salesforce, Inc.* 66,037 20,393,546
ServiceNow, Inc.* 13,913 10,731,653
Synopsys, Inc.* 10,322 5,922,041
Tyler Technologies, Inc.* 2,856 1,248,472
318,182,914
Specialized REITs — 0.7%
American Tower Corp., REIT 31,638 6,291,533
Crown Castle, Inc., REIT 29,455 3,238,283
Digital Realty Trust, Inc., REIT 20,554 3,017,533
Equinix, Inc., REIT 6,372 5,663,561
Extra Space Storage, Inc., REIT 14,339 2,021,369
Iron Mountain, Inc., REIT 19,817 1,558,409
Public Storage, REIT 10,741 3,049,047
SBA Communications Corp.,
Class
a
A, REIT 7,322 1,531,982
VICI Properties, Inc., Class
a
A,
REIT 70,213 2,101,475
Weyerhaeuser Co., REIT 49,545 1,703,357
30,176,549
Specialty Retail — 1.4%
AutoZone, Inc.* 1,197 3,598,206
Bath & Body Works, Inc. 15,432 705,242
Best Buy Co., Inc. 13,146 1,063,248
CarMax, Inc.* 10,769 850,751
Home Depot, Inc. (The) 67,874 25,833,523
Lowe's Cos., Inc. 39,168 9,426,563
O'Reilly Automotive, Inc.* 4,015 4,365,991

ULTRA S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments Shares Value
Common Stocks (a) (continued)
Ross Stores, Inc. 22,983 $ 3,423,548
TJX Cos., Inc. (The) 77,648 7,698,023
Tractor Supply Co. 7,338 1,866,200
Ulta Beauty, Inc.* 3,341 1,832,739
60,664,034
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc. 992,224 179,344,488
Hewlett Packard Enterprise Co. 87,067 1,326,030
HP, Inc. 59,025 1,672,178
NetApp, Inc. 14,171 1,262,920
Seagate Technology Holdings
plc 13,201 1,228,353
Western Digital Corp.* 22,006 1,308,697
186,142,666
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.* 7,815 3,650,308
NIKE, Inc., Class
a
B 83,073 8,633,777
Ralph Lauren Corp., Class
a
A 2,698 501,612
Tapestry, Inc. 15,555 739,329
VF Corp. 22,434 366,572
13,891,598
Tobacco — 0.3%
Altria Group, Inc. 120,037 4,910,714
Philip Morris International, Inc. 105,361 9,478,275
14,388,989
Trading Companies & Distributors — 0.2%
Fastenal Co. 38,782 2,831,474
United Rentals, Inc. 4,600 3,189,042
WW Grainger, Inc. 2,998 2,918,433
8,938,949
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 13,215 1,566,506
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 34,535 5,639,565
Total Common Stocks
(Cost $3,022,973,421)
2,904,151,340
Securities Lending Reinvestments (d) — 0.0% (b)
Investment Companies — 0.0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (e)
(Cost $10,649) 10,649 10,649
Investments
Principal
Amount Value
Short-Term Investments — 16.2%
Repurchase Agreements (f) — 2.4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $105,027,899
(Cost $105,012,450) $ 105,012,450 $ 105,012,450
U.S. Treasury Obligations (a) — 13.8%
U.S. Treasury Bills
5.29%, 3/5/2024 (g) 100,000,000 99,941,494
5.27%, 3/12/2024 (g) 100,000,000 99,838,850
5.44%, 3/21/2024 (g) 150,000,000 149,559,584
5.46%, 3/28/2024 (g) 75,000,000 74,703,281
5.32%, 4/25/2024 (g) 25,000,000 24,798,314
5.30%, 5/21/2024 (g) 150,000,000 148,236,393
Total U.S. Treasury Obligations
(Cost $597,082,817) 597,077,916
Total Short-Term Investments
(Cost $702,095,267) 702,090,366
Total Investments — 83.2%
(Cost $3,725,079,337) 3,606,252,355
Other assets less liabilities — 16.8% 728,397,936
Net Assets — 100.0% $ 4,334,650,291
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $315,140,972.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $10,223, collateralized in the form of cash with a
value of $10,649 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $10,649.
(e) Rate shown is the 7-day yield as of February 29, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of February 29, 2024.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 1,149 3/15/2024 U.S. Dollar $ 293,210,438 $ 25,568,209
Swap Agreements
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
545,688,207 3/6/2025 Bank of America NA 5.93% S&P 500
®
64,691,236
976,965,152 2/11/2025 BNP Paribas SA 5.93% S&P 500
®
120,838,466
395,098,524 3/6/2025 Citibank NA 5.93% S&P 500
®
59,642,275
611,613,555 11/6/2025 Goldman Sachs International 5.93% S&P 500
®
16,537,555
1,470,027,891 12/6/2025 Goldman Sachs International 5.84% SPDR
®
S&P 500
®
ETF Trust 37,621,349
2,081,641,446 54,158,904
152,974,737 4/7/2025 J.P. Morgan Securities 5.83% S&P 500
®
14,706,437
223,471,439 3/6/2025
Morgan Stanley & Co.
International plc 5.88% S&P 500
®
43,456,075
700,115,380 11/6/2025 Societe Generale 5.98% S&P 500
®
96,177,492
395,327,856 11/7/2024 UBS AG 5.83% S&P 500
®
53,158,917
5,471,282,741 506,829,802
Total Unrealized
Appreciation
506,829,802
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA SEMICONDUCTORS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Investments Shares Value
Common Stocks — 62 .0%
Semiconductors & Semiconductor Equipment — 62.0%
Advanced Micro Devices, Inc.* 151,013 $ 29,074,533
Allegro MicroSystems, Inc.* 6,659 209,692
Amkor Technology, Inc. 9,654 299,467
Analog Devices, Inc. 46,580 8,934,976
Applied Materials, Inc. 78,194 15,765,474
Axcelis Technologies, Inc.* 3,062 344,996
Broadcom, Inc. 41,026 53,353,903
Cirrus Logic, Inc.* 5,042 462,956
Enphase Energy, Inc.* 12,761 1,620,775
Entegris, Inc. 14,034 1,885,608
GLOBALFOUNDRIES, Inc.*(a) 7,755 423,966
Intel Corp. 394,069 16,964,670
KLA Corp. 12,712 8,673,398
Lam Research Corp. 12,322 11,561,116
Lattice Semiconductor Corp.* 12,903 988,499
Marvell Technology, Inc. 80,652 5,779,522
Microchip Technology, Inc. 50,578 4,255,633
Micron Technology, Inc. 102,609 9,297,401
MKS Instruments, Inc. 5,871 720,724
Monolithic Power Systems, Inc. 4,483 3,227,939
NVIDIA Corp. 230,867 182,643,501
NXP Semiconductors NV 24,087 6,015,247
ON Semiconductor Corp.* 40,262 3,177,477
Power Integrations, Inc. 5,311 379,524
Qorvo, Inc.* 9,105 1,042,978
QUALCOMM, Inc. 104,037 16,415,998
Rambus, Inc.* 10,044 595,007
Silicon Laboratories, Inc.* 2,974 409,044
Skyworks Solutions, Inc. 14,902 1,563,518
SolarEdge Technologies, Inc.* 5,307 356,471
Teradyne, Inc. 14,296 1,480,923
Texas Instruments, Inc. 84,894 14,205,313
Universal Display Corp. 4,074 710,587
Wolfspeed, Inc.* 11,720 304,954
Total Common Stocks
(Cost $271,425,343)
403,145,790
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $375,113) 375,113 375,113
Investments
Principal
Amount Value
Short-Term Investments — 1 .9%
Repurchase Agreements (d) — 1 .9%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $12,100,002
(Cost $12,098,222) $ 12,098,222 $ 12,098,222
Total Investments — 64.0%
(Cost $283,898,678) 415,619,125
Other assets less liabilities — 36.0% 233,377,237
Net Assets — 100.0% $ 648,996,362
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $381,542, collateralized in the form of cash with a value of $375,113 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments. The market value of the loaned securities is determined at the close of each business day of the Fund
and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $375,113.
(c) Rate shown is the 7-day yield as of February 29, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Swap Agreements
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
160,336,273 5/6/2025 Bank of America NA 5.93%
Dow Jones U.S.
Semiconductors
SM
Index
c
21,431,529
81,706,047 11/6/2025 BNP Paribas SA 5.83%
Dow Jones U.S.
Semiconductors
SM
Index
c
14,056,774
40,845,735 4/8/2024 Goldman Sachs International 5.93%
Dow Jones U.S.
Semiconductors
SM
Index
c
12,688,611
128,951,238 4/7/2025 J.P. Morgan Securities 5.78%
Dow Jones U.S.
Semiconductors
SM
Index
c
21,357,959
146,793,914 3/6/2024
Morgan Stanley & Co.
International plc 5.93%
Dow Jones U.S.
Semiconductors
SM
Index
c
40,471,471
51,035,302 3/6/2025 Societe Generale 6.18%
Dow Jones U.S.
Semiconductors
SM
Index
c
12,179,927
285,132,966 5/6/2025 UBS AG 5.68%
Dow Jones U.S.
Semiconductors
SM
Index
c
92,410,594
894,801,475 214,596,865
Total Unrealized
Appreciation
214,596,865
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA SMALLCAP600 :: FEBRUARY 29, 2024 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments Shares Value
Common Stocks — 76 .3%
Aerospace & Defense — 1.0%
AAR Corp.* 750 $ 50,085
AeroVironment, Inc.* 588 74,553
Kaman Corp. 631 28,906
Mercury Systems, Inc.* 1,166 34,828
Moog, Inc., Class
a
A 643 96,418
National Presto Industries, Inc. 117 9,048
Triumph Group, Inc.* 1,718 23,880
317,718
Air Freight & Logistics — 0.2%
Forward Air Corp. 574 21,313
Hub Group, Inc., Class
a
A* 1,395 59,329
80,642
Automobile Components — 1.1%
American Axle & Manufacturing
Holdings, Inc.* 2,617 18,110
Dana, Inc. 2,872 35,900
Dorman Products, Inc.* 634 59,735
Gentherm, Inc.* 733 41,678
LCI Industries 566 71,305
Patrick Industries, Inc. 465 55,772
Phinia, Inc. 1,044 35,726
Standard Motor Products, Inc. 418 13,276
XPEL, Inc.*(a) 476 25,028
356,530
Automobiles — 0.1%
Winnebago Industries, Inc. 669 47,987
Banks — 6.6%
Ameris Bancorp 1,451 67,225
Atlantic Union Bankshares Corp. 1,677 55,777
Axos Financial, Inc.* 1,149 59,886
Banc of California, Inc. 2,925 42,793
BancFirst Corp. 324 28,428
Bancorp, Inc. (The)* 1,200 53,568
Bank of Hawaii Corp. 889 53,589
BankUnited, Inc. 1,664 44,628
Banner Corp. 768 33,669
Berkshire Hills Bancorp, Inc. 959 20,609
Brookline Bancorp, Inc. 1,987 19,413
Capitol Federal Financial, Inc. 2,827 16,368
Cathay General Bancorp 1,624 63,417
Central Pacific Financial Corp. 605 11,289
City Holding Co. 332 33,359
Community Bank System, Inc. 1,194 54,088
Customers Bancorp, Inc.* 632 34,324
CVB Financial Corp. 2,960 50,379
Dime Community Bancshares,
Inc. 781 14,636
Eagle Bancorp, Inc. 669 15,936
FB Financial Corp. 786 28,013
First Bancorp(b) 3,858 65,509
First Bancorp 919 31,356
First Commonwealth Financial
Corp. 2,283 29,747
Investments Shares Value
Common Stocks (continued)
First Financial Bancorp 2,127 $ 46,156
First Hawaiian, Inc. 2,853 59,799
Fulton Financial Corp. 3,671 56,533
Hanmi Financial Corp. 680 10,275
Heritage Financial Corp. 780 14,313
Hilltop Holdings, Inc. 1,035 31,961
Hope Bancorp, Inc. 2,686 29,465
Independent Bank Corp. 981 51,179
Independent Bank Group, Inc. 803 35,115
Lakeland Financial Corp. 569 36,245
National Bank Holdings Corp.,
Class
a
A 844 28,561
NBT Bancorp, Inc. 1,053 36,213
Northfield Bancorp, Inc. 885 8,939
Northwest Bancshares, Inc. 2,842 32,569
OFG Bancorp 1,052 38,103
Pacific Premier Bancorp, Inc. 2,144 49,012
Park National Corp. 321 41,252
Pathward Financial, Inc. 585 29,741
Preferred Bank 279 20,046
Provident Financial Services,
Inc. 1,689 25,470
Renasant Corp. 1,255 39,671
S&T Bancorp, Inc. 855 26,667
Seacoast Banking Corp. of
Florida 1,904 45,963
ServisFirst Bancshares, Inc. 1,095 69,193
Simmons First National Corp.,
Class
a
A 2,799 53,741
Southside Bancshares, Inc. 641 18,371
Stellar Bancorp, Inc. 1,048 24,838
Tompkins Financial Corp. 279 13,437
Triumph Financial, Inc.* 484 36,300
TrustCo Bank Corp. 425 11,598
Trustmark Corp. 1,366 36,691
United Community Banks, Inc. 2,660 69,187
Veritex Holdings, Inc. 1,215 23,850
WaFd, Inc. 1,523 41,487
Westamerica Bancorp 596 27,243
WSFS Financial Corp. 1,358 57,566
2,204,756
Beverages — 0.2%
MGP Ingredients, Inc. 350 29,813
National Beverage Corp.* 522 27,478
57,291
Biotechnology — 1.7%
Alkermes plc* 3,731 110,774
Arcus Biosciences, Inc.* 1,205 23,052
Catalyst Pharmaceuticals, Inc.* 2,477 39,706
Cytokinetics, Inc.* 2,192 158,350
Dynavax Technologies Corp.* 2,890 36,616
Ironwood Pharmaceuticals, Inc.,
Class
a
A* 3,072 28,969
Myriad Genetics, Inc.* 1,983 41,504
REGENXBIO, Inc.* 905 15,783
Vericel Corp.* 1,067 48,741
Vir Biotechnology, Inc.* 1,925 21,637

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments Shares Value
Common Stocks (continued)
Xencor, Inc.* 1,361 $ 31,235
556,367
Broadline Retail — 0.2%
Kohl's Corp. 2,475 68,978
Building Products — 2.2%
AAON, Inc. 1,508 126,642
American Woodmark Corp.* 367 36,788
Apogee Enterprises, Inc. 494 28,262
Armstrong World Industries, Inc. 988 119,163
AZZ, Inc. 561 40,841
Gibraltar Industries, Inc.* 681 52,743
Griffon Corp. 916 65,402
Hayward Holdings, Inc.* 2,819 41,693
Insteel Industries, Inc. 435 15,838
Masterbrand, Inc.* 2,834 49,057
PGT Innovations, Inc.* 1,276 53,299
Quanex Building Products Corp. 738 25,520
Resideo Technologies, Inc.* 3,265 72,907
728,155
Capital Markets — 1.3%
Artisan Partners Asset
Management, Inc., Class
a
A 1,531 65,940
B Riley Financial, Inc.(b) 369 6,764
Brightsphere Investment Group,
Inc. 724 16,406
Donnelley Financial Solutions,
Inc.* 553 35,702
Moelis & Co., Class
a
A 1,491 80,574
Piper Sandler Cos. 336 63,259
PJT Partners, Inc., Class
a
A 499 52,594
StoneX Group, Inc.* 600 41,556
Virtus Investment Partners, Inc. 151 35,080
WisdomTree, Inc. 2,469 19,900
417,775
Chemicals — 1.9%
AdvanSix, Inc. 603 16,872
Balchem Corp. 721 113,334
Hawkins, Inc. 423 29,716
HB Fuller Co. 1,208 96,072
Ingevity Corp.* 753 34,397
Innospec, Inc. 556 69,094
Koppers Holdings, Inc. 466 26,385
Mativ Holdings, Inc. 1,212 21,052
Minerals Technologies, Inc. 728 52,678
Quaker Chemical Corp. 310 62,155
Sensient Technologies Corp. 945 63,202
Stepan Co. 475 42,370
627,327
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. 1,465 60,519
Brady Corp., Class
a
A 1,002 58,397
CoreCivic, Inc.* 2,540 38,684
Deluxe Corp. 977 18,964
Enviri Corp.* 1,785 14,030
Investments Shares Value
Common Stocks (continued)
GEO Group, Inc. (The)* 2,729 $ 33,485
Healthcare Services Group, Inc.* 1,651 21,067
HNI Corp. 1,042 46,692
Interface, Inc., Class
a
A 1,299 20,420
Liquidity Services, Inc.* 501 8,983
Matthews International Corp.,
Class
a
A 681 19,708
MillerKnoll, Inc. 1,643 50,194
OPENLANE, Inc.* 2,415 36,877
Pitney Bowes, Inc. 3,430 13,823
UniFirst Corp. 338 57,027
Vestis Corp. 2,923 54,835
Viad Corp.* 468 17,424
571,129
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. 1,584 9,013
Digi International, Inc.* 804 23,766
Extreme Networks, Inc.* 2,898 36,631
Harmonic, Inc.* 2,509 32,943
NetScout Systems, Inc.* 1,587 34,359
Viasat, Inc.* 1,670 32,682
Viavi Solutions, Inc.* 4,973 47,492
216,886
Construction & Engineering — 0.9%
Arcosa, Inc. 1,090 90,470
Dycom Industries, Inc.* 656 82,977
Granite Construction, Inc. 982 50,603
MYR Group, Inc.* 374 60,760
284,810
Consumer Finance — 0.7%
Bread Financial Holdings, Inc. 1,103 42,223
Encore Capital Group, Inc.* 526 25,248
Enova International, Inc.* 668 42,251
EZCORP, Inc., Class
a
A* 1,165 12,221
Green Dot Corp., Class
a
A* 1,009 8,284
Navient Corp. 1,893 30,780
PRA Group, Inc.* 877 22,416
PROG Holdings, Inc.* 1,000 30,870
World Acceptance Corp.* 76 9,102
223,395
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 709 39,194
Chefs' Warehouse, Inc. (The)* 789 29,990
PriceSmart, Inc. 560 47,118
SpartanNash Co. 774 16,308
United Natural Foods, Inc.* 1,328 20,730
153,340
Containers & Packaging — 0.6%
Myers Industries, Inc. 823 15,826
O-I Glass, Inc.* 3,467 58,662
Sealed Air Corp. 3,230 112,630
187,118

ULTRA SMALLCAP600 :: FEBRUARY 29, 2024 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments Shares Value
Common Stocks (continued)
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.* 891 $ 44,104
Frontdoor, Inc.* 1,780 55,821
Mister Car Wash, Inc.* 2,037 16,886
Perdoceo Education Corp. 1,469 26,163
Strategic Education, Inc. 491 54,398
Stride, Inc.* 889 53,118
250,490
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 1,622 26,374
American Assets Trust, Inc.,
REIT 1,086 23,425
Armada Hoffler Properties, Inc.,
REIT 1,507 15,341
Essential Properties Realty
Trust, Inc., REIT 3,489 83,352
Global Net Lease, Inc., REIT 4,378 31,566
180,058
Diversified Telecommunication Services — 0.5%
ATN International, Inc. 234 7,848
Cogent Communications
Holdings, Inc. 968 78,321
Consolidated Communications
Holdings, Inc.* 1,667 7,185
Lumen Technologies, Inc.* 22,559 36,545
Shenandoah
Telecommunications Co. 1,124 20,974
150,873
Electric Utilities — 0.3%
Otter Tail Corp. 933 84,399
Electrical Equipment — 0.4%
Encore Wire Corp. 353 85,073
Powell Industries, Inc. 204 37,789
SunPower Corp.*(b) 1,919 5,968
Vicor Corp.* 505 18,806
147,636
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries,
Inc. 834 84,401
Arlo Technologies, Inc.* 2,116 22,027
Badger Meter, Inc. 656 104,101
Benchmark Electronics, Inc. 798 24,507
CTS Corp. 697 31,058
ePlus, Inc.* 602 49,599
Fabrinet* 812 175,043
Insight Enterprises, Inc.* 619 116,372
Itron, Inc.* 1,017 94,256
Knowles Corp.* 2,018 32,974
Methode Electronics, Inc. 805 17,146
OSI Systems, Inc.* 349 45,782
PC Connection, Inc. 253 16,794
Plexus Corp.* 614 57,962
Rogers Corp.* 375 42,026
Investments Shares Value
Common Stocks (continued)
Sanmina Corp.* 1,280 $ 80,896
ScanSource, Inc.* 558 24,122
TTM Technologies, Inc.* 2,286 33,947
1,053,013
Energy Equipment & Services — 1.5%
Archrock, Inc. 3,071 56,107
Bristow Group, Inc., Class
a
A* 537 14,472
Core Laboratories, Inc. 1,045 15,644
Dril-Quip, Inc.* 764 17,266
Helix Energy Solutions Group,
Inc.* 3,168 28,512
Helmerich & Payne, Inc.(b) 2,223 85,341
Liberty Energy, Inc., Class
a
A 3,431 73,355
Nabors Industries Ltd.* 199 15,596
Oceaneering International, Inc.* 2,252 44,500
Oil States International, Inc.* 1,429 7,702
Patterson-UTI Energy, Inc. 7,184 83,119
ProPetro Holding Corp.* 1,898 14,045
RPC, Inc. 1,902 14,056
US Silica Holdings, Inc.* 1,725 19,837
489,552
Entertainment — 0.4%
Cinemark Holdings, Inc.* 2,372 41,297
Madison Square Garden Sports
Corp.* 373 70,195
Marcus Corp. (The) 550 8,068
119,560
Financial Services — 1.6%
EVERTEC, Inc. 1,471 53,147
Jackson Financial, Inc., Class
a
A 1,582 87,089
Mr Cooper Group, Inc.* 1,473 104,995
NCR Atleos Corp.* 1,496 32,553
NMI Holdings, Inc., Class
a
A* 1,813 54,535
Payoneer Global, Inc.* 5,825 28,310
Radian Group, Inc. 3,425 99,805
Walker & Dunlop, Inc. 748 71,344
531,778
Food Products — 1.0%
B&G Foods, Inc.(b) 1,757 20,293
Calavo Growers, Inc. 397 11,458
Cal-Maine Foods, Inc. 909 52,258
Fresh Del Monte Produce, Inc. 753 18,019
Hain Celestial Group, Inc.
(The)*(b) 2,006 20,060
J & J Snack Foods Corp. 345 50,053
John B Sanfilippo & Son, Inc. 201 20,576
Simply Good Foods Co. (The)* 2,027 71,918
Tootsie Roll Industries, Inc. 386 12,553
TreeHouse Foods, Inc.* 1,125 40,264
WK Kellogg Co. 1,474 21,579
339,031
Gas Utilities — 0.2%
Chesapeake Utilities Corp. 484 49,383

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments Shares Value
Common Stocks (continued)
Northwest Natural Holding Co. 822 $ 30,200
79,583
Ground Transportation — 0.5%
ArcBest Corp. 529 75,573
Heartland Express, Inc. 1,025 13,100
Marten Transport Ltd. 1,291 24,335
RXO, Inc.* 2,616 56,296
169,304
Health Care Equipment & Supplies — 1.9%
Artivion, Inc.* 872 16,830
Avanos Medical, Inc.* 1,046 19,424
CONMED Corp. 688 55,260
Embecta Corp. 1,281 18,293
Glaukos Corp.* 1,089 96,475
ICU Medical, Inc.* 453 49,481
Integer Holdings Corp.* 745 82,166
LeMaitre Vascular, Inc. 443 31,010
Merit Medical Systems, Inc.* 1,291 98,374
Omnicell, Inc.* 1,017 26,686
OraSure Technologies, Inc.* 1,643 11,821
STAAR Surgical Co.* 1,092 34,114
Tandem Diabetes Care, Inc.* 1,455 38,747
UFP Technologies, Inc.* 157 32,705
Varex Imaging Corp.* 906 15,583
626,969
Health Care Providers & Services — 2.5%
AdaptHealth Corp., Class
a
A* 1,830 18,721
Addus HomeCare Corp.* 363 33,498
Agiliti, Inc.* 784 7,738
AMN Healthcare Services, Inc.* 845 47,548
Astrana Health, Inc.* 929 41,842
CorVel Corp.* 203 49,532
Cross Country Healthcare, Inc.* 739 13,501
Enhabit, Inc.* 1,121 10,089
Ensign Group, Inc. (The) 1,262 157,649
Fulgent Genetics, Inc.* 451 10,175
ModivCare, Inc.* 276 7,739
National HealthCare Corp. 302 29,795
NeoGenomics, Inc.* 2,850 44,460
Owens & Minor, Inc.* 1,711 41,629
Patterson Cos., Inc. 1,903 51,552
Pediatrix Medical Group, Inc.* 1,852 16,946
Premier, Inc., Class
a
A 2,676 55,821
Privia Health Group, Inc.* 2,297 51,269
RadNet, Inc.* 1,351 51,149
Select Medical Holdings Corp. 2,351 64,018
US Physical Therapy, Inc. 335 35,600
840,271
Health Care REITs — 0.3%
CareTrust REIT, Inc., REIT 2,663 60,077
Community Healthcare Trust,
Inc., REIT 567 15,388
LTC Properties, Inc., REIT 926 29,132
Investments Shares Value
Common Stocks (continued)
Universal Health Realty Income
Trust, REIT 284 $ 11,014
115,611
Health Care Technology — 0.3%
Certara, Inc.* 2,395 40,428
HealthStream, Inc. 535 14,595
Schrodinger, Inc.* 1,223 31,138
Simulations Plus, Inc. 357 14,815
Veradigm, Inc.* 2,443 14,633
115,609
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.,
REIT 4,758 76,556
Chatham Lodging Trust, REIT 1,092 11,138
DiamondRock Hospitality Co.,
REIT 4,687 44,058
Pebblebrook Hotel Trust, REIT 2,694 42,673
Service Properties Trust, REIT 3,707 25,208
Summit Hotel Properties, Inc.,
REIT 2,405 15,440
Sunstone Hotel Investors, Inc.,
REIT 4,594 51,407
Xenia Hotels & Resorts, Inc.,
REIT 2,370 36,356
302,836
Hotels, Restaurants & Leisure — 1.6%
BJ's Restaurants, Inc.* 520 18,211
Bloomin' Brands, Inc. 1,941 52,756
Brinker International, Inc.* 988 45,784
Cheesecake Factory, Inc. (The) 1,044 36,937
Chuy's Holdings, Inc.* 388 13,126
Cracker Barrel Old Country
Store, Inc.(b) 495 32,734
Dave & Buster's Entertainment,
Inc.* 768 47,416
Dine Brands Global, Inc. 348 16,882
Golden Entertainment, Inc. 480 17,789
Jack in the Box, Inc. 450 32,850
Monarch Casino & Resort, Inc. 298 20,964
Papa John's International, Inc. 732 52,624
Sabre Corp.* 8,485 22,485
Shake Shack, Inc., Class
a
A* 838 89,096
Six Flags Entertainment Corp.* 1,606 40,696
540,350
Household Durables — 2.8%
Cavco Industries, Inc.* 173 64,455
Century Communities, Inc. 632 54,535
Ethan Allen Interiors, Inc. 511 17,083
Green Brick Partners, Inc.* 568 33,228
Installed Building Products, Inc. 527 125,916
iRobot Corp.*(b) 623 7,108
La-Z-Boy, Inc. 963 36,584
LGI Homes, Inc.* 458 52,253
M/I Homes, Inc.* 623 79,115
MDC Holdings, Inc. 1,336 83,767
Meritage Homes Corp. 822 129,597

ULTRA SMALLCAP600 :: FEBRUARY 29, 2024 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments Shares Value
Common Stocks (continued)
Newell Brands, Inc. 8,521 $ 63,907
Sonos, Inc.* 2,868 54,377
Tri Pointe Homes, Inc.* 2,170 76,775
Worthington Enterprises, Inc. 681 42,304
921,004
Household Products — 0.5%
Central Garden & Pet Co.* 213 9,344
Central Garden & Pet Co.,
Class
a
A* 1,196 45,077
Energizer Holdings, Inc. 1,487 42,454
WD-40 Co. 303 81,322
178,197
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 774 15,681
Clearway Energy, Inc., Class
a
C 1,842 40,156
55,837
Industrial REITs — 0.4%
Innovative Industrial Properties,
Inc., REIT 627 61,440
LXP Industrial Trust, REIT 6,547 56,697
118,137
Insurance — 2.1%
Ambac Financial Group, Inc.* 1,011 16,540
American Equity Investment Life
Holding Co.* 1,396 77,534
AMERISAFE, Inc. 429 22,634
Assured Guaranty Ltd. 1,215 111,294
Employers Holdings, Inc. 575 26,283
Genworth Financial, Inc.,
Class
a
A* 10,084 62,017
Goosehead Insurance, Inc.,
Class
a
A* 547 41,381
HCI Group, Inc. 134 13,081
Horace Mann Educators Corp. 913 33,042
Lincoln National Corp. 3,794 104,487
Mercury General Corp. 594 28,922
Palomar Holdings, Inc.* 553 42,105
ProAssurance Corp. 1,140 14,056
Safety Insurance Group, Inc. 331 27,195
SiriusPoint Ltd.* 2,023 24,822
Stewart Information Services
Corp. 612 38,544
Trupanion, Inc.*(b) 799 21,373
United Fire Group, Inc. 474 11,039
716,349
Interactive Media & Services — 0.7%
Cargurus, Inc., Class
a
A* 1,916 42,420
Cars.com, Inc.* 1,377 25,254
QuinStreet, Inc.* 1,159 16,956
Shutterstock, Inc. 535 26,087
TripAdvisor, Inc.* 2,417 64,824
Yelp, Inc., Class
a
A* 1,531 58,852
234,393
Investments Shares Value
Common Stocks (continued)
IT Services — 0.4%
DXC Technology Co.* 4,330 $ 94,654
Perficient, Inc.* 777 50,404
145,058
Leisure Products — 0.3%
Sturm Ruger & Co., Inc. 396 17,155
Topgolf Callaway Brands Corp.* 3,177 45,240
Vista Outdoor, Inc.* 1,298 40,498
102,893
Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc.* 778 13,148
Cytek Biosciences, Inc.* 2,212 17,032
Fortrea Holdings, Inc.* 1,986 74,555
Mesa Laboratories, Inc. 115 12,557
117,292
Machinery — 3.8%
3D Systems Corp.* 2,984 12,354
Alamo Group, Inc. 231 46,729
Albany International Corp.,
Class
a
A 698 65,521
Astec Industries, Inc. 508 20,625
Barnes Group, Inc. 1,133 39,587
Enerpac Tool Group Corp.,
Class
a
A 1,215 40,958
Enpro, Inc. 467 72,768
ESCO Technologies, Inc. 577 58,791
Federal Signal Corp. 1,362 111,561
Franklin Electric Co., Inc. 887 92,212
Greenbrier Cos., Inc. (The) 695 35,966
Hillenbrand, Inc. 1,563 74,321
John Bean Technologies Corp. 712 72,254
Kennametal, Inc. 1,780 44,927
Lindsay Corp. 246 29,350
Mueller Industries, Inc. 2,538 130,402
Proto Labs, Inc.* 577 21,020
SPX Technologies, Inc.* 1,021 119,651
Standex International Corp. 266 46,018
Tennant Co. 418 47,313
Titan International, Inc.* 1,131 14,432
Trinity Industries, Inc. 1,831 46,471
Wabash National Corp. 1,031 28,126
1,271,357
Marine Transportation — 0.3%
Matson, Inc. 781 86,730
Media — 0.4%
AMC Networks, Inc., Class
a
A* 681 8,812
EchoStar Corp., Class
a
A* 2,693 35,305
EW Scripps Co. (The), Class
a
A* 1,316 5,303
John Wiley & Sons, Inc., Class
a
A 950 31,683
Scholastic Corp. 611 24,098
TechTarget, Inc.* 578 18,328
Thryv Holdings, Inc.* 692 14,491
138,020

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments Shares Value
Common Stocks (continued)
Metals & Mining — 1.8%
Alpha Metallurgical Resources,
Inc. 264 $ 99,594
ATI, Inc.* 2,853 140,311
Carpenter Technology Corp. 1,102 71,244
Century Aluminum Co.* 1,157 12,114
Compass Minerals International,
Inc. 755 17,214
Haynes International, Inc. 285 16,938
Kaiser Aluminum Corp. 358 25,962
Materion Corp. 461 61,922
Metallus, Inc.* 859 18,683
Olympic Steel, Inc. 219 14,896
SunCoke Energy, Inc. 1,873 20,060
Warrior Met Coal, Inc. 1,163 66,256
Worthington Steel, Inc.* 681 21,560
586,754
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate
Finance, Inc. 2,908 32,599
Arbor Realty Trust, Inc.(b) 4,215 56,481
ARMOUR Residential REIT, Inc.
(b) 1,096 21,701
Blackstone Mortgage Trust, Inc.,
Class
a
A(b) 3,853 78,485
Ellington Financial, Inc.(b) 1,755 19,884
Franklin BSP Realty Trust, Inc. 1,835 23,690
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,486 62,573
KKR Real Estate Finance Trust,
Inc. 1,302 12,694
New York Mortgage Trust, Inc. 2,028 14,622
PennyMac Mortgage Investment
Trust 1,940 27,412
Ready Capital Corp. 3,541 31,267
Redwood Trust, Inc. 2,653 16,263
Two Harbors Investment Corp. 2,151 27,253
424,924
Multi-Utilities — 0.2%
Avista Corp. 1,730 57,436
Unitil Corp. 360 18,346
75,782
Office REITs — 0.8%
Brandywine Realty Trust, REIT 3,848 16,547
Douglas Emmett, Inc., REIT 3,728 49,284
Easterly Government Properties,
Inc., Class
a
A, REIT 2,129 25,122
Highwoods Properties, Inc.,
REIT 2,363 57,776
Hudson Pacific Properties, Inc.,
REIT 2,836 17,980
JBG SMITH Properties, REIT 1,947 32,281
SL Green Realty Corp., REIT(b) 1,440 69,811
268,801
Investments Shares Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.0%
California Resources Corp. 1,442 $ 75,229
Callon Petroleum Co.* 1,243 38,732
Comstock Resources, Inc. 2,054 17,562
CONSOL Energy, Inc. 623 53,466
CVR Energy, Inc. 652 21,633
Dorian LPG Ltd. 763 27,582
Green Plains, Inc.* 1,436 30,587
Northern Oil & Gas, Inc. 2,045 73,068
Par Pacific Holdings, Inc.* 1,245 44,969
Peabody Energy Corp. 2,462 60,984
REX American Resources Corp.* 341 14,997
SM Energy Co. 2,601 113,846
Talos Energy, Inc.* 2,928 38,620
Vital Energy, Inc.* 554 27,883
World Kinect Corp. 1,346 32,789
671,947
Paper & Forest Products — 0.2%
Clearwater Paper Corp.* 370 14,537
Mercer International, Inc. 982 9,015
Sylvamo Corp. 790 47,724
71,276
Passenger Airlines — 0.8%
Alaska Air Group, Inc.* 2,863 107,048
Allegiant Travel Co. 337 24,527
JetBlue Airways Corp.* 7,452 48,289
SkyWest, Inc.* 916 58,825
Sun Country Airlines Holdings,
Inc.* 872 13,080
251,769
Personal Care Products — 0.4%
Edgewell Personal Care Co. 1,136 43,384
Inter Parfums, Inc. 400 58,688
Medifast, Inc. 244 9,782
Nu Skin Enterprises, Inc.,
Class
a
A 1,105 13,813
USANA Health Sciences, Inc.* 248 11,968
137,635
Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals,
Inc.* 836 38,933
ANI Pharmaceuticals, Inc.* 337 22,805
Collegium Pharmaceutical, Inc.* 729 26,762
Corcept Therapeutics, Inc.* 2,018 47,423
Harmony Biosciences Holdings,
Inc.* 733 23,529
Innoviva, Inc.* 1,261 19,268
Ligand Pharmaceuticals, Inc.* 366 29,042
Organon & Co. 5,715 99,498
Pacira BioSciences, Inc.* 1,038 30,849
Phibro Animal Health Corp.,
Class
a
A 455 5,883
Prestige Consumer Healthcare,
Inc.* 1,109 77,164

ULTRA SMALLCAP600 :: FEBRUARY 29, 2024 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments Shares Value
Common Stocks (continued)
Supernus Pharmaceuticals, Inc.* 1,222 $ 36,294
457,450
Professional Services — 0.8%
CSG Systems International, Inc. 635 34,646
Forrester Research, Inc.* 258 5,204
Heidrick & Struggles
International, Inc. 450 15,300
Kelly Services, Inc., Class
a
A 716 17,563
Korn Ferry 1,178 74,991
NV5 Global, Inc.* 284 28,886
Resources Connection, Inc. 716 9,902
TrueBlue, Inc.* 696 8,178
TTEC Holdings, Inc. 424 7,399
Verra Mobility Corp., Class
a
A* 3,719 80,405
282,474
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.* 2,471 15,493
Cushman & Wakefield plc* 3,760 37,562
eXp World Holdings, Inc.(b) 1,719 22,519
Kennedy-Wilson Holdings, Inc. 2,649 23,258
Marcus & Millichap, Inc. 532 19,519
St Joe Co. (The) 796 42,881
161,232
Residential REITs — 0.3%
Centerspace, REIT 337 18,734
Elme Communities, REIT 1,964 25,296
NexPoint Residential Trust, Inc.,
REIT 511 14,926
Veris Residential, Inc., REIT 1,793 26,178
85,134
Retail REITs — 1.4%
Acadia Realty Trust, REIT 2,132 34,943
Getty Realty Corp., REIT 1,072 28,258
Macerich Co. (The), REIT 4,817 79,047
Phillips Edison & Co., Inc., REIT 2,674 95,515
Retail Opportunity Investments
Corp., REIT 2,817 36,424
Saul Centers, Inc., REIT 289 10,459
SITE Centers Corp., REIT 4,025 54,660
Tanger, Inc., REIT 2,356 67,876
Urban Edge Properties, REIT 2,630 44,736
Whitestone REIT, REIT 1,053 12,973
464,891
Semiconductors & Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor
Ltd.* 503 11,016
Axcelis Technologies, Inc.* 732 82,474
CEVA, Inc.* 527 11,931
Cohu, Inc.* 1,062 34,122
Diodes, Inc.* 1,027 69,815
FormFactor, Inc.* 1,741 74,915
Ichor Holdings Ltd.* 657 28,120
Kulicke & Soffa Industries, Inc. 1,263 60,144
MaxLinear, Inc., Class
a
A* 1,660 32,270
Investments Shares Value
Common Stocks (continued)
PDF Solutions, Inc.* 684 $ 23,249
Photronics, Inc.* 1,399 40,277
Semtech Corp.* 1,435 30,422
SiTime Corp.* 387 35,798
SMART Global Holdings, Inc.* 1,161 24,695
SolarEdge Technologies, Inc.* 1,270 85,306
Ultra Clean Holdings, Inc.* 1,002 43,286
Veeco Instruments, Inc.* 1,260 45,625
733,465
Software — 2.5%
A10 Networks, Inc. 1,558 20,737
ACI Worldwide, Inc.* 2,431 80,004
Adeia, Inc. 2,396 27,171
Agilysys, Inc.* 454 35,321
Alarm.com Holdings, Inc.* 1,118 84,622
Cerence, Inc.* 902 13,440
Consensus Cloud Solutions,
Inc.* 398 6,336
Digital Turbine, Inc.* 2,039 6,464
DoubleVerify Holdings, Inc.* 3,117 96,284
Envestnet, Inc.* 1,112 57,301
InterDigital, Inc. 575 61,537
LiveRamp Holdings, Inc.* 1,465 51,246
N-able, Inc.* 1,554 20,932
NCR Voyix Corp.* 2,999 43,815
Progress Software Corp. 974 51,973
SPS Commerce, Inc.* 821 152,016
Xperi, Inc.* 972 10,653
819,852
Specialized REITs — 0.4%
Four Corners Property Trust,
Inc., REIT 2,025 48,964
Outfront Media, Inc., REIT 3,248 46,674
Safehold, Inc., REIT 1,001 20,140
Uniti Group, Inc., REIT 5,337 31,275
147,053
Specialty Retail — 4.0%
Abercrombie & Fitch Co.,
Class
a
A* 1,126 143,858
Academy Sports & Outdoors,
Inc. 1,667 124,558
Advance Auto Parts, Inc. 1,330 89,828
American Eagle Outfitters, Inc. 4,151 98,586
America's Car-Mart, Inc.* 130 8,754
Asbury Automotive Group, Inc.* 460 96,062
Boot Barn Holdings, Inc.* 677 62,622
Buckle, Inc. (The) 666 27,266
Caleres, Inc. 747 28,842
Designer Brands, Inc., Class
a
A 980 10,349
Foot Locker, Inc. 1,832 63,076
Group 1 Automotive, Inc. 309 83,631
Guess?, Inc. 611 15,507
Haverty Furniture Cos., Inc. 298 10,221
Hibbett, Inc. 277 22,700
Leslie's, Inc.* 4,114 32,501
MarineMax, Inc.* 446 14,807
Monro, Inc. 703 23,600

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments Shares Value
Common Stocks (continued)
National Vision Holdings, Inc.* 1,750 $ 40,950
ODP Corp. (The)* 744 42,021
Sally Beauty Holdings, Inc.* 2,410 30,438
Shoe Carnival, Inc. 404 13,239
Signet Jewelers Ltd. 1,004 102,167
Sonic Automotive, Inc., Class
a
A 332 17,430
Upbound Group, Inc. 996 33,625
Urban Outfitters, Inc.* 1,265 52,561
Victoria's Secret & Co.* 1,728 49,352
1,338,551
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.* 967 12,523
Xerox Holdings Corp. 2,528 47,147
59,670
Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd.* 910 30,276
Hanesbrands, Inc.* 7,827 42,266
Kontoor Brands, Inc. 1,118 66,085
Movado Group, Inc. 350 10,048
Oxford Industries, Inc. 328 33,256
Steven Madden Ltd. 1,568 67,142
Wolverine World Wide, Inc. 1,778 18,082
267,155
Tobacco — 0.2%
Universal Corp. 549 26,358
Vector Group Ltd. 2,964 33,078
59,436
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies,
Inc. 867 164,635
Boise Cascade Co. 885 120,280
DNOW, Inc.* 2,378 33,649
DXP Enterprises, Inc.* 297 10,549
GMS, Inc.* 908 81,093
Rush Enterprises, Inc., Class
a
A 1,377 67,060
477,266
Water Utilities — 0.5%
American States Water Co. 827 59,056
California Water Service Group 1,290 59,198
Middlesex Water Co. 398 20,254
SJW Group 650 35,789
174,297
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 1,383 11,285
Telephone and Data Systems,
Inc. 2,204 33,721
45,006
Total Common Stocks
(Cost $24,512,224)
25,384,214
Investments Shares Value
Securities Lending Reinvestments (c) — 0 .7%
Investment Companies — 0 .7%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $239,034) 239,034 $ 239,034
Principal
Amount
Short-Term Investments — 18 .1%
Repurchase Agreements (e) — 18 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $6,025,164
(Cost $6,024,278) $ 6,024,278 6,024,278
Total Investments — 95.1%
(Cost $30,775,536) 31,647,526
Other assets less liabilities — 4.9% 1,633,003
Net Assets — 100.0% $ 33,280,529
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $284,014, collateralized in the form of cash with a value of $239,034 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $48,915 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from April
15, 2024 – August 15, 2049. The total value of collateral is
$287,949.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $239,034.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA SMALLCAP600 :: FEBRUARY 29, 2024 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Swap Agreements
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
9,486,554 2/11/2025 Bank of America NA 5.88% S&P SmallCap 600
®
208,788
9,307,759 3/6/2024 Citibank NA 5.68% S&P SmallCap 600
®
269,248
7,369,730 3/6/2024
Morgan Stanley & Co.
International plc 5.93% S&P SmallCap 600
®
349,868
6,114,253 4/8/2024 Societe Generale 5.98% S&P SmallCap 600
®
190,620
8,900,578 11/7/2024 UBS AG 5.63% S&P SmallCap 600
®
96,480
41,178,874 1,115,004
Total Unrealized
Appreciation
1,115,004
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments Shares Value
Common Stocks (a) — 70.9%
Communications Equipment — 2.5%
Arista Networks, Inc.* 12,381 $ 3,436,223
Cisco Systems, Inc. 198,979 9,624,614
F5, Inc.* 2,930 548,555
Juniper Networks, Inc. 15,667 580,149
Motorola Solutions, Inc. 8,154 2,694,000
16,883,541
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class
a
A 29,394 3,211,001
CDW Corp. 6,582 1,620,554
Corning, Inc. 37,717 1,215,996
Jabil, Inc. 6,283 905,317
Keysight Technologies, Inc.* 8,721 1,345,650
TE Connectivity Ltd. 15,266 2,191,587
Teledyne Technologies, Inc.* 2,317 989,985
Trimble, Inc.* 12,221 747,803
Zebra Technologies Corp.,
Class
a
A * 2,524 705,408
12,933,301
IT Services — 3.8%
Accenture plc, Class
a
A 30,832 11,555,217
Akamai Technologies, Inc.* 7,411 822,028
Cognizant Technology Solutions
Corp., Class
a
A 24,635 1,946,658
EPAM Systems, Inc.* 2,830 861,452
Gartner, Inc.* 3,827 1,781,698
International Business Machines
Corp. 44,860 8,300,446
VeriSign, Inc.* 4,367 852,831
26,120,330
Semiconductors & Semiconductor Equipment — 20.6%
Advanced Micro Devices, Inc.* 79,369 15,280,983
Analog Devices, Inc. 24,481 4,695,945
Applied Materials, Inc. 41,092 8,284,969
Broadcom, Inc. 20,823 27,080,103
Enphase Energy, Inc.* 6,710 852,237
First Solar, Inc.* 5,253 808,384
Intel Corp. 207,107 8,915,956
KLA Corp. 6,680 4,557,764
Lam Research Corp. 6,474 6,074,230
Microchip Technology, Inc. 26,577 2,236,189
Micron Technology, Inc. 53,937 4,887,232
Monolithic Power Systems, Inc. 2,353 1,694,254
NVIDIA Corp. 41,396 32,749,204
NXP Semiconductors NV 12,660 3,161,582
ON Semiconductor Corp.* 21,159 1,669,868
Qorvo, Inc.* 4,781 547,664
QUALCOMM, Inc. 54,672 8,626,695
Skyworks Solutions, Inc. 7,827 821,209
Teradyne, Inc. 7,512 778,168
Texas Instruments, Inc. 44,616 7,465,595
141,188,231
Software — 27.8%
Adobe, Inc.* 22,363 12,529,542
Investments Shares Value
Common Stocks (a) (continued)
ANSYS, Inc.* 4,266 $ 1,425,569
Autodesk, Inc.* 10,501 2,711,043
Cadence Design Systems, Inc.* 13,361 4,066,821
Fair Isaac Corp.* 1,210 1,536,591
Fortinet, Inc.* 31,308 2,163,696
Gen Digital, Inc. 27,699 595,252
Intuit, Inc. 13,768 9,126,670
Microsoft Corp. 268,577 111,094,190
Oracle Corp. 78,046 8,716,177
Palo Alto Networks, Inc.* 15,268 4,741,478
PTC, Inc.* 5,839 1,068,595
Roper Technologies, Inc. 5,251 2,860,377
Salesforce, Inc.* 47,798 14,760,978
ServiceNow, Inc.* 10,074 7,770,479
Synopsys, Inc.* 7,473 4,287,484
Tyler Technologies, Inc.* 2,063 901,820
190,356,762
Technology Hardware, Storage & Peripherals — 14.3%
Apple, Inc. 513,563 92,826,512
Hewlett Packard Enterprise Co. 63,019 959,779
HP, Inc. 42,721 1,210,286
NetApp, Inc. 10,254 913,837
Seagate Technology Holdings
plc 9,555 889,093
Western Digital Corp.* 15,926 947,119
97,746,626
Total Common Stocks
(Cost $384,145,996)
485,228,791
Principal
Amount
Short-Term Investments — 11.0%
Repurchase Agreements (b) — 2.4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $16,589,702
(Cost $16,587,261) $ 16,587,261 16,587,261
U.S. Treasury Obligations (a) — 8.6%
U.S. Treasury Bills
5.24%, 8/8/2024 (c) (Cost
$58,634,711)
60,000,000 58,632,934
Total Short-Term Investments
(Cost $75,221,972) 75,220,195
Total Investments — 81.9%
(Cost $459,367,968) 560,448,986
Other assets less liabilities — 18.1% 123,713,548
Net Assets — 100.0% $ 684,162,534

ULTRA TECHNOLOGY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $87,079,275.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of February 29, 2024.
Swap Agreements
Ultra Technology had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
64,974,196 5/6/2025 Bank of America NA 5.93%
S&P Technology Select Sector
Index
c
11,965,220
146,781,279 3/6/2025 BNP Paribas SA 6.03%
S&P Technology Select Sector
Index
c
16,419,534
20,799,329 4/7/2025 Citibank NA 5.78%
S&P Technology Select Sector
Index
c
8,816,727
50,213,112 3/6/2025 Goldman Sachs International 5.93%
S&P Technology Select Sector
Index
c
9,818,296
345,647,380 4/7/2025 J.P. Morgan Securities 5.73%
S&P Technology Select Sector
Index
c
25,659,938
100,913,953 3/6/2025 Societe Generale 6.08%
S&P Technology Select Sector
Index
c
32,978,373
153,734,537 5/6/2025 UBS AG 5.78%
S&P Technology Select Sector
Index
c
14,972,002
883,063,786 120,630,090
Total Unrealized
Appreciation
120,630,090
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Investments Shares Value
Common Stocks — 81 .5%
Electric Utilities — 54.2%
Alliant Energy Corp. 2,338 $ 111,639
American Electric Power Co.,
Inc. 4,817 410,360
Constellation Energy Corp. 2,926 492,885
Duke Energy Corp. 7,060 648,320
Edison International 3,511 238,818
Entergy Corp. 1,937 196,741
Evergy, Inc. 2,104 104,232
Eversource Energy 3,200 187,840
Exelon Corp. 9,119 326,825
FirstEnergy Corp. 4,731 173,202
NextEra Energy, Inc. 18,795 1,037,296
NRG Energy, Inc. 2,068 114,402
PG&E Corp. 19,544 326,189
Pinnacle West Capital Corp. 1,039 70,995
PPL Corp. 6,753 178,077
Southern Co. (The) 9,991 671,895
Xcel Energy, Inc. 5,055 266,348
5,556,064
Gas Utilities — 1.5%
Atmos Energy Corp. 1,360 153,558
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The) 6,134 93,237
Multi-Utilities — 22.9%
Ameren Corp. 2,409 171,497
CenterPoint Energy, Inc. 5,782 159,005
CMS Energy Corp. 2,673 153,350
Consolidated Edison, Inc. 3,162 275,758
Dominion Energy, Inc. 7,666 366,665
Investments Shares Value
Common Stocks (continued)
DTE Energy Co. 1,889 $ 204,673
NiSource, Inc. 3,786 98,663
Public Service Enterprise Group,
Inc. 4,565 284,856
Sempra 5,765 407,009
WEC Energy Group, Inc. 2,890 226,836
2,348,312
Water Utilities — 2.0%
American Water Works Co., Inc. 1,784 211,475
Total Common Stocks
(Cost $9,150,687)
8,362,646
Principal
Amount
Short-Term Investments — 4 .3%
Repurchase Agreements (a) — 4 .3%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $441,451
(Cost $441,386) $ 441,386 441,386
Total Investments — 85.8%
(Cost $9,592,073) 8,804,032
Other assets less liabilities — 14.2% 1,454,161
Net Assets — 100.0% $ 10,258,193
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Utilities had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
6,099,681 3/6/2025 Bank of America NA 5.53%
S&P Utilities Select Sector
Index
c
(798,849)
1,118,358 3/6/2025 Goldman Sachs International 5.93%
S&P Utilities Select Sector
Index
c
(147,195)
3,455,777 3/6/2025 Societe Generale 6.08%
S&P Utilities Select Sector
Index
c
(399,956)
1,508,032 3/6/2025 UBS AG 5.68%
S&P Utilities Select Sector
Index
c
(502,008)
12,181,848 (1,848,008)
Total Unrealized
Depreciation
(1,848,008)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRAPRO DOW30
~
SM
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments Shares Value
Common Stocks — 60 .5%
Aerospace & Defense — 2.1%
Boeing Co. (The)* 61,814 $ 12,592,748
Banks — 1.9%
JPMorgan Chase & Co. 61,814 11,501,113
Beverages — 0.6%
Coca-Cola Co. (The) 61,814 3,710,076
Biotechnology — 2.8%
Amgen, Inc. 61,814 16,926,528
Broadline Retail — 1.8%
Amazon.com, Inc.* 61,814 10,926,243
Capital Markets — 4.0%
Goldman Sachs Group, Inc.
(The) 61,814 24,048,737
Chemicals — 0.6%
Dow, Inc. 61,814 3,454,166
Communications Equipment — 0.5%
Cisco Systems, Inc. 61,814 2,989,943
Consumer Finance — 2.2%
American Express Co. 61,814 13,563,228
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc. 61,815 3,622,977
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 61,814 2,473,796
Entertainment — 1.1%
Walt Disney Co. (The) 61,814 6,897,206
Financial Services — 2.9%
Visa, Inc., Class
a
A 61,814 17,471,109
Health Care Providers & Services — 5.0%
UnitedHealth Group, Inc. 61,814 30,511,390
Hotels, Restaurants & Leisure — 3.0%
McDonald's Corp. 61,814 18,066,996
Household Products — 1.6%
Procter & Gamble Co. (The) 61,814 9,824,717
Investments Shares Value
Common Stocks (continued)
Industrial Conglomerates — 3.0%
3M Co. 61,814 $ 5,694,306
Honeywell International, Inc. 61,814 12,284,296
17,978,602
Insurance — 2.2%
Travelers Cos., Inc. (The) 61,814 13,658,422
IT Services — 1.9%
International Business Machines
Corp. 61,814 11,437,444
Machinery — 3.4%
Caterpillar, Inc. 61,814 20,643,403
Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp. 61,814 9,396,346
Pharmaceuticals — 2.9%
Johnson & Johnson 61,814 9,975,543
Merck & Co., Inc. 61,814 7,859,650
17,835,193
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp. 61,814 2,661,093
Software — 7.3%
Microsoft Corp. 61,814 25,568,743
Salesforce, Inc.* 61,814 19,089,399
44,658,142
Specialty Retail — 3.9%
Home Depot, Inc. (The) 61,814 23,527,027
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc. 61,814 11,172,881
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class
a
B 61,814 6,424,329
Total Common Stocks
(Cost $356,840,853)
367,973,855

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Principal
Amount Value
Short-Term Investments — 5 .0%
Repurchase Agreements (a) — 5 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $30,116,229
(Cost $30,111,798) $ 30,111,798 $ 30,111,798
Total Investments — 65.5%
(Cost $386,952,651) 398,085,653
Other assets less liabilities — 34.5% 209,621,533
Net Assets — 100.0% $ 607,707,186
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 94 3/15/2024 U.S. Dollar $ 18,350,210 $ 1,175,162
Swap Agreements
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
229,883,719 2/11/2025 Bank of America NA 5.98%
Dow Jones Industrial
Average
SM
23,181,873
109,813,834 11/6/2025 Barclays Capital 5.93%
Dow Jones Industrial
Average
SM
18,433,182
238,462,925 5/6/2025 BNP Paribas SA 5.93%
Dow Jones Industrial
Average
SM
6,480,381
218,925,734 5/6/2025 Citibank NA 5.93%
Dow Jones Industrial
Average
SM
4,516,029
187,221,668 11/6/2025
Morgan Stanley & Co.
International plc 5.88%
Dow Jones Industrial
Average
SM
21,818,505
226,179,062 3/6/2025 Societe Generale 5.93%
Dow Jones Industrial
Average
SM
29,700,688
226,023,076 5/6/2025 UBS AG 5.48%
Dow Jones Industrial
Average
SM
5,033,293
1,436,510,018 109,163,951
Total Unrealized
Appreciation
109,163,951
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO MIDCAP400 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments Shares Value
Common Stocks — 64 .2%
Aerospace & Defense — 0.8%
BWX Technologies, Inc. 681 $ 68,665
Curtiss-Wright Corp. 285 67,337
Hexcel Corp. 626 46,612
Woodward, Inc. 450 63,671
246,285
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 886 45,859
Automobile Components — 0.9%
Adient plc* 698 23,690
Autoliv, Inc. 558 64,745
Fox Factory Holding Corp.* 316 15,986
Gentex Corp. 1,737 63,453
Goodyear Tire & Rubber Co.
(The)* 2,112 25,090
Lear Corp. 434 59,610
Visteon Corp.* 207 23,416
275,990
Automobiles — 0.3%
Harley-Davidson, Inc. 944 34,239
Thor Industries, Inc. 397 50,887
85,126
Banks — 3.2%
Associated Banc-Corp. 1,107 23,070
Bank OZK 784 34,339
Cadence Bank 1,361 37,673
Columbia Banking System, Inc. 1,553 28,109
Commerce Bancshares, Inc. 885 46,055
Cullen/Frost Bankers, Inc. 477 51,759
East West Bancorp, Inc. 1,050 76,503
First Financial Bankshares, Inc.
(a) 957 29,610
First Horizon Corp. 4,162 58,684
FNB Corp. 2,673 35,658
Glacier Bancorp, Inc. 826 30,909
Hancock Whitney Corp. 642 27,991
Home BancShares, Inc. 1,398 32,797
International Bancshares Corp. 398 20,652
New York Community Bancorp,
Inc. 5,381 25,775
Old National Bancorp 2,179 35,801
Pinnacle Financial Partners, Inc. 572 47,316
Prosperity Bancshares, Inc. 698 43,562
SouthState Corp. 567 47,651
Synovus Financial Corp. 1,089 41,317
Texas Capital Bancshares, Inc.* 358 20,997
UMB Financial Corp. 325 26,523
United Bankshares, Inc. 1,005 34,863
Valley National Bancorp 3,176 26,011
Webster Financial Corp. 1,281 61,027
Wintrust Financial Corp. 456 43,936
988,588
Investments Shares Value
Common Stocks (continued)
Beverages — 0.5%
Boston Beer Co., Inc. (The),
Class
a
A* 70 $ 21,570
Celsius Holdings, Inc.* 1,105 90,190
Coca-Cola Consolidated, Inc. 35 29,428
141,188
Biotechnology — 1.0%
Arrowhead Pharmaceuticals,
Inc.* 916 29,404
Exelixis, Inc.* 2,316 50,720
Halozyme Therapeutics, Inc.* 984 39,173
Neurocrine Biosciences, Inc.* 732 95,453
United Therapeutics Corp.* 350 78,974
293,724
Broadline Retail — 0.3%
Macy's, Inc. 2,038 35,543
Nordstrom, Inc.(a) 723 15,161
Ollie's Bargain Outlet Holdings,
Inc.* 460 36,878
87,582
Building Products — 2.3%
Advanced Drainage Systems,
Inc. 511 83,416
Carlisle Cos., Inc. 363 127,050
Fortune Brands Innovations, Inc. 939 76,378
Lennox International, Inc. 238 112,148
Owens Corning 662 99,154
Simpson Manufacturing Co.,
Inc. 318 66,360
Trex Co., Inc.* 809 74,234
UFP Industries, Inc. 460 52,730
691,470
Capital Markets — 1.9%
Affiliated Managers Group, Inc. 252 39,390
Carlyle Group, Inc. (The) 1,613 73,956
Evercore, Inc., Class
a
A 258 48,267
Federated Hermes, Inc., Class
a
B 642 22,618
Houlihan Lokey, Inc., Class
a
A 384 49,405
Interactive Brokers Group, Inc.,
Class
a
A 797 86,650
Janus Henderson Group plc 987 30,755
Jefferies Financial Group, Inc. 1,254 52,442
Morningstar, Inc. 194 57,926
SEI Investments Co. 745 50,101
Stifel Financial Corp. 760 57,654
569,164
Chemicals — 1.5%
Arcadium Lithium plc* 7,651 42,004
Ashland, Inc. 382 35,771
Avient Corp. 679 27,486
Axalta Coating Systems Ltd.* 1,639 53,645
Cabot Corp. 411 34,914
Chemours Co. (The) 1,106 21,755

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments Shares Value
Common Stocks (continued)
NewMarket Corp. 51 $ 32,725
Olin Corp. 913 49,119
RPM International, Inc. 960 110,736
Scotts Miracle-Gro Co. (The)(a) 310 20,367
Westlake Corp. 239 33,152
461,674
Commercial Services & Supplies — 0.8%
Brink's Co. (The) 336 27,831
Clean Harbors, Inc.* 375 68,287
MSA Safety, Inc. 275 50,641
Stericycle, Inc.* 689 37,475
Tetra Tech, Inc. 397 70,396
254,630
Communications Equipment — 0.3%
Calix, Inc.* 437 15,238
Ciena Corp.* 1,101 62,735
Lumentum Holdings, Inc.*(a) 499 24,187
102,160
Construction & Engineering — 1.4%
AECOM 1,033 91,761
Comfort Systems USA, Inc. 266 81,324
EMCOR Group, Inc. 350 109,732
Fluor Corp.* 1,269 46,699
MasTec, Inc.* 450 33,957
MDU Resources Group, Inc. 1,517 32,889
Valmont Industries, Inc.(a) 156 33,061
429,423
Construction Materials — 0.3%
Eagle Materials, Inc. 260 65,923
Knife River Corp.* 421 31,192
97,115
Consumer Finance — 0.5%
Ally Financial, Inc. 2,022 74,794
FirstCash Holdings, Inc. 275 31,487
SLM Corp. 1,685 35,099
141,380
Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings,
Inc.* 996 72,748
Casey's General Stores, Inc. 278 84,648
Grocery Outlet Holding Corp.* 739 19,059
Performance Food Group Co.* 1,159 88,976
Sprouts Farmers Market, Inc.* 756 47,205
US Foods Holding Corp.* 1,685 85,581
398,217
Containers & Packaging — 1.1%
AptarGroup, Inc. 490 68,825
Berry Global Group, Inc. 879 51,167
Crown Holdings, Inc. 899 68,881
Graphic Packaging Holding Co. 2,280 59,166
Greif, Inc., Class
a
A 190 12,247
Silgan Holdings, Inc. 603 26,478
Investments Shares Value
Common Stocks (continued)
Sonoco Products Co. 730 $ 41,377
328,141
Diversified Consumer Services — 0.6%
Graham Holdings Co., Class
a
B 27 18,963
Grand Canyon Education, Inc.* 220 29,656
H&R Block, Inc. 1,072 52,474
Service Corp. International 1,100 80,509
181,602
Diversified REITs — 0.3%
WP Carey, Inc., REIT 1,629 91,762
Diversified Telecommunication Services — 0.2%
Frontier Communications
Parent, Inc.* 1,647 39,001
Iridium Communications, Inc. 922 26,692
65,693
Electric Utilities — 0.5%
ALLETE, Inc. 428 24,242
IDACORP, Inc. 377 33,217
OGE Energy Corp. 1,492 49,102
PNM Resources, Inc. 639 23,330
Portland General Electric Co. 753 30,248
160,139
Electrical Equipment — 1.0%
Acuity Brands, Inc. 231 58,036
EnerSys 301 27,656
nVent Electric plc 1,236 83,208
Regal Rexnord Corp. 494 84,716
Sensata Technologies Holding
plc 1,127 38,791
Sunrun, Inc.* 1,618 19,481
311,888
Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics, Inc.* 403 47,353
Avnet, Inc. 674 31,402
Belden, Inc. 310 26,406
Cognex Corp. 1,282 50,575
Coherent Corp.* 982 58,409
Crane NXT Co. 360 21,031
IPG Photonics Corp.* 220 18,997
Littelfuse, Inc. 185 44,074
Novanta, Inc.* 267 46,175
TD SYNNEX Corp. 429 44,573
Vishay Intertechnology, Inc. 940 20,445
Vontier Corp. 1,149 49,407
458,847
Energy Equipment & Services — 0.6%
ChampionX Corp. 1,451 45,068
NOV, Inc. 2,934 49,585
Valaris Ltd.* 467 29,444
Weatherford International plc* 537 55,102
179,199

ULTRAPRO MIDCAP400 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments Shares Value
Common Stocks (continued)
Entertainment — 0.1%
TKO Group Holdings, Inc.,
Class
a
A 447 $ 37,427
Financial Services — 1.2%
Equitable Holdings, Inc. 2,370 81,149
Essent Group Ltd. 795 42,588
Euronet Worldwide, Inc.* 326 35,677
MGIC Investment Corp. 2,065 41,073
Voya Financial, Inc. 778 53,184
Western Union Co. (The) 2,714 36,395
WEX, Inc.* 318 69,874
359,940
Food Products — 0.7%
Darling Ingredients, Inc.* 1,188 50,264
Flowers Foods, Inc. 1,431 32,083
Ingredion, Inc. 486 57,168
Lancaster Colony Corp. 152 31,452
Pilgrim's Pride Corp.* 300 9,552
Post Holdings, Inc.* 379 39,477
219,996
Gas Utilities — 0.6%
National Fuel Gas Co. 684 33,338
New Jersey Resources Corp. 727 30,251
ONE Gas, Inc. 413 24,615
Southwest Gas Holdings, Inc. 447 30,463
Spire, Inc. 392 23,253
UGI Corp. 1,560 38,189
180,109
Ground Transportation — 1.4%
Avis Budget Group, Inc. 138 14,910
Hertz Global Holdings, Inc.* 986 7,740
Knight-Swift Transportation
Holdings, Inc., Class
a
A 1,201 67,664
Landstar System, Inc. 268 50,974
Ryder System, Inc. 330 37,653
Saia, Inc.* 198 113,929
Werner Enterprises, Inc. 472 18,946
XPO, Inc.* 864 103,956
415,772
Health Care Equipment & Supplies — 1.4%
Enovis Corp.* 370 22,131
Envista Holdings Corp.* 1,277 26,370
Globus Medical, Inc., Class
a
A* 859 46,377
Haemonetics Corp.* 378 27,586
Inari Medical, Inc.* 381 17,572
Integra LifeSciences Holdings
Corp.* 507 18,713
Lantheus Holdings, Inc.* 510 33,344
LivaNova plc* 401 21,979
Masimo Corp.* 331 42,547
Neogen Corp.* 1,466 25,201
Penumbra, Inc.* 287 67,422
QuidelOrtho Corp.* 368 16,781
Investments Shares Value
Common Stocks (continued)
Shockwave Medical, Inc.* 275 $ 71,739
437,762
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.* 687 57,330
Amedisys, Inc.* 243 22,604
Chemed Corp. 112 70,127
Encompass Health Corp. 747 55,577
HealthEquity, Inc.* 638 52,705
Option Care Health, Inc.* 1,319 42,564
Progyny, Inc.* 621 22,679
R1 RCM, Inc.* 1,467 20,611
Tenet Healthcare Corp.* 756 70,308
414,505
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 2,837 39,094
Medical Properties Trust, Inc.,
REIT(a) 4,461 18,781
Omega Healthcare Investors,
Inc., REIT 1,825 56,794
Sabra Health Care REIT, Inc.,
REIT 1,722 23,901
138,570
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 880 24,842
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 1,564 25,962
Hotels, Restaurants & Leisure — 2.3%
Aramark 1,944 58,962
Boyd Gaming Corp. 518 34,255
Choice Hotels International,
Inc.(a) 185 20,709
Churchill Downs, Inc. 506 61,666
Hilton Grand Vacations, Inc.* 531 23,831
Hyatt Hotels Corp., Class
a
A 329 50,531
Light & Wonder, Inc.* 671 67,442
Marriott Vacations Worldwide
Corp. 246 22,925
Penn Entertainment, Inc.* 1,130 20,679
Planet Fitness, Inc., Class
a
A* 636 39,464
Texas Roadhouse, Inc., Class
a
A 497 74,237
Travel + Leisure Co. 539 24,088
Vail Resorts, Inc. 284 65,408
Wendy's Co. (The) 1,244 22,529
Wingstop, Inc. 219 76,880
Wyndham Hotels & Resorts, Inc. 618 47,308
710,914
Household Durables — 1.2%
Helen of Troy Ltd.* 177 22,125
KB Home 570 37,865
Leggett & Platt, Inc. 993 20,277

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments Shares Value
Common Stocks (continued)
Taylor Morrison Home Corp.,
Class
a
A* 800 $ 45,288
Tempur Sealy International, Inc. 1,284 69,939
Toll Brothers, Inc. 801 91,827
TopBuild Corp.* 237 95,364
382,685
Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc. 400 26,060
Vistra Corp. 2,503 136,514
162,574
Industrial REITs — 0.8%
EastGroup Properties, Inc., REIT 345 60,613
First Industrial Realty Trust, Inc.,
REIT 985 52,205
Rexford Industrial Realty, Inc.,
REIT 1,572 79,984
STAG Industrial, Inc., REIT 1,352 50,213
243,015
Insurance — 3.0%
American Financial Group, Inc. 487 62,175
Brighthouse Financial, Inc.* 478 22,251
CNO Financial Group, Inc. 835 22,286
Erie Indemnity Co., Class
a
A 186 75,680
Fidelity National Financial, Inc. 1,926 97,417
First American Financial Corp. 769 44,917
Hanover Insurance Group, Inc.
(The) 266 34,971
Kemper Corp. 449 25,741
Kinsale Capital Group, Inc. 164 84,654
Old Republic International Corp. 1,942 56,240
Primerica, Inc. 261 64,013
Reinsurance Group of America,
Inc. 491 86,833
RenaissanceRe Holdings Ltd. 391 87,905
RLI Corp. 299 43,789
Selective Insurance Group, Inc. 451 47,120
Unum Group 1,366 67,549
923,541
Interactive Media & Services — 0.2%
Ziff Davis, Inc.* 343 23,585
ZoomInfo Technologies, Inc.,
Class
a
A* 2,206 36,972
60,557
IT Services — 0.5%
GoDaddy, Inc., Class
a
A* 1,049 119,743
Kyndryl Holdings, Inc.* 1,709 37,547
157,290
Leisure Products — 0.5%
Brunswick Corp. 513 44,836
Mattel, Inc.* 2,631 51,831
Polaris, Inc. 395 36,620
YETI Holdings, Inc.* 647 26,553
159,840
Investments Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.8%
Azenta, Inc.* 448 $ 29,187
Bruker Corp. 691 59,799
Medpace Holdings, Inc.* 174 69,169
Repligen Corp.* 387 75,074
Sotera Health Co.* 737 11,062
244,291
Machinery — 3.1%
AGCO Corp. 463 50,791
Chart Industries, Inc.* 313 44,715
Crane Co. 364 44,248
Donaldson Co., Inc. 899 64,386
Esab Corp. 422 41,829
Flowserve Corp. 977 41,347
Graco, Inc. 1,257 114,714
ITT, Inc. 611 77,071
Lincoln Electric Holdings, Inc. 426 109,311
Middleby Corp. (The)* 399 60,712
Oshkosh Corp. 487 53,989
RBC Bearings, Inc.* 217 59,204
Terex Corp. 501 28,732
Timken Co. (The) 483 40,567
Toro Co. (The) 773 71,356
Watts Water Technologies, Inc.,
Class
a
A 204 41,606
944,578
Marine Transportation — 0.1%
Kirby Corp.* 440 38,597
Media — 0.4%
Cable One, Inc. 34 15,504
New York Times Co. (The),
Class
a
A 1,219 53,977
Nexstar Media Group, Inc.,
Class
a
A 240 39,881
TEGNA, Inc. 1,467 20,553
129,915
Metals & Mining — 1.4%
Alcoa Corp. 1,329 36,162
Cleveland-Cliffs, Inc.* 3,760 78,208
Commercial Metals Co. 871 47,034
MP Materials Corp.* 1,073 16,320
Reliance, Inc. 428 137,482
Royal Gold, Inc. 489 50,186
United States Steel Corp. 1,661 78,632
444,024
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 3,726 71,125
Starwood Property Trust, Inc. 2,216 45,184
116,309
Multi-Utilities — 0.2%
Black Hills Corp. 506 26,327

ULTRAPRO MIDCAP400 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments Shares Value
Common Stocks (continued)
Northwestern Energy Group,
Inc. 456 $ 21,852
48,179
Office REITs — 0.4%
COPT Defense Properties, REIT 838 20,305
Cousins Properties, Inc., REIT 1,130 25,775
Kilroy Realty Corp., REIT 795 30,167
Vornado Realty Trust, REIT 1,191 31,323
107,570
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp. 2,537 33,996
Antero Resources Corp.* 2,104 54,073
Chesapeake Energy Corp. 830 68,707
Chord Energy Corp. 307 49,872
Civitas Resources, Inc. 636 43,680
CNX Resources Corp.* 1,183 24,784
DT Midstream, Inc. 722 41,609
Equitrans Midstream Corp. 3,227 34,497
HF Sinclair Corp. 1,166 64,713
Matador Resources Co. 825 52,099
Murphy Oil Corp. 1,093 43,359
Ovintiv, Inc. 1,890 93,385
PBF Energy, Inc., Class
a
A(a) 810 37,827
Permian Resources Corp.,
Class
a
A 3,096 48,174
Range Resources Corp. 1,797 56,821
Southwestern Energy Co.* 8,204 57,182
804,778
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 478 35,358
Personal Care Products — 0.6%
BellRing Brands, Inc.* 979 55,754
Coty, Inc., Class
a
A* 2,789 35,030
elf Beauty, Inc.* 411 85,706
176,490
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 469 55,764
Perrigo Co. plc 1,009 26,496
82,260
Professional Services — 1.8%
ASGN, Inc.* 352 34,961
CACI International, Inc.,
Class
a
A* 166 62,225
Concentrix Corp. 352 25,502
ExlService Holdings, Inc.* 1,228 38,215
Exponent, Inc. 377 30,496
FTI Consulting, Inc.* 264 54,616
Genpact Ltd. 1,243 42,262
Insperity, Inc. 264 26,873
KBR, Inc. 1,006 60,390
ManpowerGroup, Inc. 364 26,266
Maximus, Inc. 453 37,898
Paylocity Holding Corp.* 322 54,293
Investments Shares Value
Common Stocks (continued)
Science Applications
International Corp. 394 $ 55,144
549,141
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.* 354 67,345
Residential REITs — 0.8%
American Homes 4 Rent,
Class
a
A, REIT 2,356 87,196
Apartment Income REIT Corp.,
Class
a
A, REIT 1,095 33,201
Equity LifeStyle Properties, Inc.,
REIT 1,388 93,440
Independence Realty Trust, Inc.,
REIT 1,674 24,507
238,344
Retail REITs — 0.6%
Agree Realty Corp., REIT 749 41,157
Brixmor Property Group, Inc.,
REIT 2,239 50,624
Kite Realty Group Trust, REIT 1,634 34,984
NNN REIT, Inc., REIT 1,359 55,298
182,063
Semiconductors & Semiconductor Equipment — 1.7%
Allegro MicroSystems, Inc.* 530 16,690
Amkor Technology, Inc. 769 23,854
Cirrus Logic, Inc.* 401 36,820
Lattice Semiconductor Corp.* 1,028 78,755
MACOM Technology Solutions
Holdings, Inc.* 403 35,597
MKS Instruments, Inc. 468 57,452
Onto Innovation, Inc.* 366 67,402
Power Integrations, Inc. 423 30,228
Rambus, Inc.* 801 47,451
Silicon Laboratories, Inc.* 237 32,597
Synaptics, Inc.* 292 29,229
Universal Display Corp. 325 56,686
Wolfspeed, Inc.* 933 24,277
537,038
Software — 1.5%
Aspen Technology, Inc.* 209 40,523
Blackbaud, Inc.* 321 22,207
CommVault Systems, Inc.* 326 31,201
Dolby Laboratories, Inc.,
Class
a
A 444 35,964
Dropbox, Inc., Class
a
A* 1,908 45,697
Dynatrace, Inc.* 1,776 88,001
Manhattan Associates, Inc.* 459 116,278
Qualys, Inc.* 274 47,090
Teradata Corp.* 728 27,387
454,348
Specialized REITs — 1.1%
CubeSmart, REIT 1,675 73,047
EPR Properties, REIT 561 23,046

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments Shares Value
Common Stocks (continued)
Gaming and Leisure Properties,
Inc., REIT 1,989 $ 90,484
Lamar Advertising Co., Class
a
A,
REIT 652 72,078
National Storage Affiliates Trust,
REIT 575 20,591
PotlatchDeltic Corp., REIT 591 26,719
Rayonier, Inc., REIT 1,016 34,981
340,946
Specialty Retail — 2.5%
AutoNation, Inc.* 193 28,912
Burlington Stores, Inc.* 483 99,063
Dick's Sporting Goods, Inc. 458 81,474
Five Below, Inc.* 415 83,282
Floor & Decor Holdings, Inc.,
Class
a
A* 794 96,169
GameStop Corp., Class
a
A*(a) 2,001 28,554
Gap, Inc. (The) 1,598 30,266
Lithia Motors, Inc., Class
a
A 205 61,307
Murphy USA, Inc. 144 60,050
Penske Automotive Group, Inc. 145 22,258
RH* 115 31,556
Valvoline, Inc.* 1,033 44,047
Williams-Sonoma, Inc. 478 112,583
779,521
Technology Hardware, Storage & Peripherals — 1.3%
Pure Storage, Inc., Class
a
A* 2,184 114,988
Super Micro Computer, Inc.* 345 298,811
413,799
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.* 866 39,949
Carter's, Inc. 274 22,180
Columbia Sportswear Co. 257 21,251
Crocs, Inc.* 451 55,135
Deckers Outdoor Corp.* 192 171,953
PVH Corp. 450 61,502
Skechers USA, Inc., Class
a
A* 995 61,501
Under Armour, Inc., Class
a
A* 1,406 12,598
Under Armour, Inc., Class
a
C* 1,441 12,306
458,375
Trading Companies & Distributors — 0.9%
Core & Main, Inc., Class
a
A* 1,251 59,710
GATX Corp. 264 33,486
MSC Industrial Direct Co., Inc.,
Class
a
A 345 34,825
Watsco, Inc. 252 99,318
WESCO International, Inc. 327 48,883
276,222
Water Utilities — 0.2%
Essential Utilities, Inc. 1,872 65,108
Total Common Stocks
(Cost $18,235,076)
19,676,746
Investments Shares Value
Securities Lending Reinvestments (b) — 0 .3%
Investment Companies — 0 .3%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $107,295) 107,295 $ 107,295
Principal
Amount
Short-Term Investments — 6 .7%
Repurchase Agreements (d) — 6 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,062,521
(Cost $2,062,216) $ 2,062,216 2,062,216
Total Investments — 71.2%
(Cost $20,404,587) 21,846,257
Other assets less liabilities — 28.8% 8,844,079
Net Assets — 100.0% $ 30,690,336
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $148,576, collateralized in the form of cash with a value of $107,295 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $45,101 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March
15, 2024 – August 15, 2053. The total value of collateral is
$152,396.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $107,295.
(c) Rate shown is the 7-day yield as of February 29, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRAPRO MIDCAP400 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 11 3/15/2024 U.S. Dollar $ 3,181,860 $ 228,015
Swap Agreements
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
9,967,030 4/8/2024 Bank of America NA 5.98% S&P MidCap 400
®
451,050
12,262,222 4/8/2024 BNP Paribas SA 5.88% S&P MidCap 400
®
440,433
13,947,483 3/6/2025 Citibank NA 5.73% S&P MidCap 400
®
1,013,376
7,861,223 11/7/2024 Goldman Sachs International 5.83% S&P MidCap 400
®
184,922
6,290,098 4/8/2024
Morgan Stanley & Co.
International plc 5.88% S&P MidCap 400
®
1,185,968
7,316,286 4/8/2024 Societe Generale 5.85% S&P MidCap 400
®
609,802
11,568,461 1/26/2026 UBS AG 5.68% S&P MidCap 400
®
534,515
69,212,803 4,420,066
Total Unrealized
Appreciation
4,420,066
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments Shares Value
Common Stocks — 43 .4%
Automobiles — 1.2%
Tesla, Inc.* 1,303,807 $ 263,212,557
Beverages — 1.2%
Coca-Cola Europacific Partners
plc 319,728 21,942,933
Keurig Dr Pepper, Inc. 978,019 29,252,548
Monster Beverage Corp.* 727,485 42,994,364
PepsiCo, Inc. 961,904 159,041,207
253,231,052
Biotechnology — 1.7%
Amgen, Inc. 374,425 102,528,798
Biogen, Inc.* 101,122 21,942,463
Gilead Sciences, Inc. 872,476 62,905,520
Moderna, Inc.* 266,650 24,595,796
Regeneron Pharmaceuticals,
Inc.* 75,292 72,738,848
Vertex Pharmaceuticals, Inc.* 180,268 75,845,958
360,557,383
Broadline Retail — 2.8%
Amazon.com, Inc.* 2,799,920 494,913,859
MercadoLibre, Inc.* 35,290 56,298,137
PDD Holdings, Inc., ADR* 466,404 58,085,954
609,297,950
Commercial Services & Supplies — 0.4%
Cintas Corp. 71,939 45,221,575
Copart, Inc.* 671,378 35,683,741
80,905,316
Communications Equipment — 0.6%
Cisco Systems, Inc. 2,843,513 137,540,724
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp. 309,723 230,399,842
Dollar Tree, Inc.* 152,372 22,349,925
Walgreens Boots Alliance, Inc. 603,657 12,833,748
265,583,515
Electric Utilities — 0.5%
American Electric Power Co.,
Inc. 368,409 31,384,763
Constellation Energy Corp. 223,898 37,715,618
Exelon Corp. 696,394 24,958,761
Xcel Energy, Inc. 385,922 20,334,230
114,393,372
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 93,482 23,016,203
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 704,292 20,840,000
Investments Shares Value
Common Stocks (continued)
Entertainment — 1.1%
Electronic Arts, Inc. 188,537 $ 26,297,141
Netflix, Inc.* 306,107 184,558,032
Take-Two Interactive Software,
Inc.* 118,850 17,462,631
Warner Bros Discovery, Inc.* 1,705,071 14,987,574
243,305,378
Financial Services — 0.2%
PayPal Holdings, Inc.* 754,105 45,502,696
Food Products — 0.5%
Kraft Heinz Co. (The) 857,585 30,255,599
Mondelez International, Inc.,
Class
a
A 952,596 69,606,190
99,861,789
Ground Transportation — 0.4%
CSX Corp. 1,383,103 52,474,928
Old Dominion Freight Line, Inc. 75,817 33,547,506
86,022,434
Health Care Equipment & Supplies — 0.9%
Dexcom, Inc.* 270,130 31,083,859
GE HealthCare Technologies,
Inc. 318,898 29,109,010
IDEXX Laboratories, Inc.* 58,103 33,422,589
Intuitive Surgical, Inc.* 246,689 95,123,278
188,738,736
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class
a
A* 304,293 47,917,019
Booking Holdings, Inc.* 24,173 83,852,027
DoorDash, Inc., Class
a
A* 258,892 32,250,176
Marriott International, Inc.,
Class
a
A 205,594 51,371,773
Starbucks Corp. 795,002 75,445,690
290,836,685
Industrial Conglomerates — 0.4%
Honeywell International, Inc. 460,993 91,613,139
Interactive Media & Services — 4.2%
Alphabet, Inc., Class
a
A* 1,603,245 221,985,302
Alphabet, Inc., Class
a
C* 1,550,996 216,798,221
Meta Platforms, Inc., Class
a
A 957,345 469,223,505
908,007,028
IT Services — 0.2%
Cognizant Technology Solutions
Corp., Class
a
A 350,646 27,708,047
MongoDB, Inc., Class
a
A* 50,324 22,524,016
50,232,063
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 110,441 15,442,965

ULTRAPRO QQQ :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments Shares Value
Common Stocks (continued)
Machinery — 0.2%
PACCAR, Inc. 365,855 $ 40,569,661
Media — 0.9%
Charter Communications, Inc.,
Class
a
A* 103,546 30,435,276
Comcast Corp., Class
a
A 2,810,097 120,412,656
Sirius XM Holdings, Inc.(a) 2,686,121 11,872,655
Trade Desk, Inc. (The), Class
a
A* 311,913 26,646,728
189,367,315
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 124,562 22,735,056
Pharmaceuticals — 0.1%
AstraZeneca plc, ADR 407,212 26,126,722
Professional Services — 0.6%
Automatic Data Processing, Inc. 287,768 72,267,178
Paychex, Inc. 252,670 30,982,395
Verisk Analytics, Inc., Class
a
A 101,230 24,487,537
127,737,110
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 285,405 24,838,797
Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices, Inc.* 1,129,447 217,452,431
Analog Devices, Inc. 346,905 66,543,317
Applied Materials, Inc. 585,895 118,128,150
ASML Holding NV (Registered),
NYRS 61,309 58,346,549
Broadcom, Inc. 326,167 424,176,922
GLOBALFOUNDRIES, Inc.*(a) 382,716 20,923,084
Intel Corp. 2,950,094 127,001,547
KLA Corp. 95,003 64,820,547
Lam Research Corp. 92,381 86,676,473
Marvell Technology, Inc. 604,209 43,297,617
Microchip Technology, Inc. 379,075 31,895,370
Micron Technology, Inc. 772,030 69,953,638
NVIDIA Corp. 669,100 529,338,392
NXP Semiconductors NV 180,369 45,043,550
ON Semiconductor Corp.* 300,752 23,735,348
QUALCOMM, Inc. 778,523 122,843,144
Texas Instruments, Inc. 634,521 106,174,399
2,156,350,478
Software — 7.6%
Adobe, Inc.* 318,969 178,711,951
ANSYS, Inc.* 61,599 20,584,538
Atlassian Corp., Class
a
A* 108,174 22,437,451
Autodesk, Inc.* 149,979 38,720,079
Cadence Design Systems, Inc.* 190,694 58,043,440
Crowdstrike Holdings, Inc.,
Class
a
A* 159,161 51,592,038
Datadog, Inc., Class
a
A* 211,619 27,819,434
Investments Shares Value
Common Stocks (continued)
Fortinet, Inc.* 537,537 $ 37,149,182
Intuit, Inc. 195,169 129,375,578
Microsoft Corp. 2,013,913 833,034,973
Palo Alto Networks, Inc.* 220,229 68,392,116
Roper Technologies, Inc. 75,182 40,953,891
Splunk, Inc.* 117,917 18,420,994
Synopsys, Inc.* 106,896 61,329,442
Workday, Inc., Class
a
A* 145,705 42,933,435
Zscaler, Inc.* 104,053 25,177,704
1,654,676,246
Specialty Retail — 0.4%
O'Reilly Automotive, Inc.* 41,208 44,810,403
Ross Stores, Inc. 237,008 35,304,712
80,115,115
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. 4,212,010 761,320,808
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 85,015 39,709,656
Trading Companies & Distributors — 0.1%
Fastenal Co. 400,056 29,208,089
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. 808,861 132,087,001
Total Common Stocks
(Cost $9,257,856,198)
9,432,983,039
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (c)
(Cost $28,966,537) 28,966,537 28,966,537
Principal
Amount
Short-Term Investments — 36 .4%
Repurchase Agreements (d) — 1 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $332,363,788
(Cost $332,314,901) $ 332,314,901 332,314,901
U.S. Treasury Obligations (e) — 34 .9%
U.S. Treasury Bills
5.33%, 3/5/2024 (f) 350,000,000 349,795,229
5.27%, 3/7/2024 (f) 500,000,000 499,561,770
5.27%, 3/12/2024 (f) 100,000,000 99,838,850
5.42%, 3/14/2024 (f) 100,000,000 99,809,749
5.29%, 3/19/2024 (f) 250,000,000 249,337,500
5.44%, 3/21/2024 (f) 500,000,000 498,531,945
5.46%, 3/28/2024 (f) 200,000,000 199,208,750

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Principal
Amount
Value
U.S. Treasury Obligations (e) (continued)
5.31%, 4/2/2024 (f) $ 200,000,000 $ 199,058,666
5.45%, 4/4/2024 (f) 1,550,000,000 1,542,268,228
5.33%, 4/18/2024 (f) 600,000,000 595,788,000
5.30%, 5/9/2024 (f) 500,000,000 494,971,145
5.30%, 5/21/2024 (f) 400,000,000 395,297,048
5.30%, 5/23/2024 (f) 300,000,000 296,378,778
5.20%, 6/13/2024 (f) 500,000,000 492,467,220
5.30%, 6/18/2024 (f) 350,000,000 344,446,525
5.17%, 7/5/2024 (f) 200,000,000 196,395,000
4.91%, 7/11/2024 (f) 200,000,000 196,229,200
5.19%, 8/8/2024 (f) 850,000,000 830,633,226
Total U.S. Treasury Obligations
(Cost $7,580,905,369) 7,580,016,829
Total Short-Term Investments
(Cost $7,913,220,270) 7,912,331,730
Total Investments — 79.9%
(Cost $17,200,043,005) 17,374,281,306
Other assets less liabilities — 20.1% 4,371,116,839
Net Assets — 100.0% $ 21,745,398,145
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $28,546,377, collateralized in the form of cash with a value of $28,966,537 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $32,339 of collateral
in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.38%, and maturity dates ranging from March 31, 2025 – November 15, 2052. The total value of
collateral is $28,998,876.
(b) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $28,966,537.
(c) Rate shown is the 7-day yield as of February 29, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,148,127,100.
(f) The rate shown was the current yield as of February 29, 2024.
Abbreviations
ADR American Depositary Receipt
NYRS New York Registry Shares
Futures Contracts Purchased
UltraPro QQQ had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 3,027 3/15/2024 U.S. Dollar $ 1,094,729,685 $ 106,105,729
Swap Agreements
UltraPro QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
5,512,396,175 5/6/2025 Bank of America NA 5.98% Nasdaq-100 Index
®
1,141,725,005
6,857,619,324 5/6/2025 Barclays Capital 5.93% Nasdaq-100 Index
®
209,399,955
6,523,122,433 11/6/2025 BNP Paribas SA 6.08% Nasdaq-100 Index
®
212,839,325
6,687,826,696 2/11/2025 Citibank NA 6.08% Nasdaq-100 Index
®
269,838,208
7,662,826,130 3/13/2025 Goldman Sachs International 6.03% Nasdaq-100 Index
®
720,290,370
5,511,042,886 4/7/2025 J.P. Morgan Securities 5.93% Nasdaq-100 Index
®
479,953,975
5,283,924,946 11/6/2025
Morgan Stanley & Co.
International plc 5.88% Nasdaq-100 Index
®
199,417,588
5,439,715,547 12/11/2025 Societe Generale 6.28% Nasdaq-100 Index
®
98,626,519
5,231,272,992 4/7/2025 UBS AG 6.13% Nasdaq-100 Index
®
1,155,972,098
54,709,747,129 4,488,063,043
Total Unrealized
Appreciation
4,488,063,043
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks — 56 .8%
Aerospace & Defense — 0.6%
AAR Corp.* 2,780 $ 185,648
AeroVironment, Inc.* 2,137 270,950
AerSale Corp.* 2,103 18,591
Archer Aviation, Inc., Class
a
A*(a) 12,530 60,520
Astronics Corp.* 2,160 41,407
Cadre Holdings, Inc. 1,597 57,380
Ducommun, Inc.* 1,100 52,492
Eve Holding, Inc.*(a) 1,487 8,253
Kaman Corp. 2,315 106,050
Kratos Defense & Security
Solutions, Inc.* 11,838 215,925
Leonardo DRS, Inc.* 5,643 128,153
Moog, Inc., Class
a
A 2,331 349,534
National Presto Industries, Inc. 424 32,788
Park Aerospace Corp. 1,529 23,271
Parsons Corp.* 3,392 273,429
Redwire Corp.*(a) 645 2,083
Rocket Lab USA, Inc.* 22,902 105,006
Terran Orbital Corp.*(a) 8,125 8,775
Triumph Group, Inc.* 5,292 73,559
V2X, Inc.* 946 36,421
Virgin Galactic Holdings, Inc.*(a) 26,961 46,912
2,097,147
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 4,631 55,896
Forward Air Corp. 2,116 78,567
Hub Group, Inc., Class
a
A* 5,167 219,753
Radiant Logistics, Inc.* 2,995 17,371
371,587
Automobile Components — 0.7%
Adient plc* 7,710 261,677
American Axle & Manufacturing
Holdings, Inc.* 9,382 64,923
Atmus Filtration Technologies,
Inc.* 1,349 32,201
Cooper-Standard Holdings, Inc.* 1,389 19,529
Dana, Inc. 10,713 133,913
Dorman Products, Inc.* 2,164 203,892
Fox Factory Holding Corp.* 3,506 177,369
Gentherm, Inc.* 2,694 153,181
Goodyear Tire & Rubber Co.
(The)* 23,135 274,844
Holley, Inc.* 4,336 18,601
LCI Industries 2,030 255,739
Luminar Technologies, Inc.,
Class
a
A*(a) 22,373 53,472
Modine Manufacturing Co.* 4,229 379,384
Patrick Industries, Inc. 1,753 210,255
Solid Power, Inc.*(a) 12,728 20,874
Standard Motor Products, Inc. 1,690 53,674
Stoneridge, Inc.* 2,174 38,197
Visteon Corp.* 2,268 256,556
XPEL, Inc.*(b) 1,857 97,641
2,705,922
Investments Shares Value
Common Stocks (continued)
Automobiles — 0.1%
Fisker, Inc., Class
a
A*(a) 17,172 $ 12,504
Livewire Group, Inc.*(a) 1,579 14,811
Winnebago Industries, Inc. 2,385 171,076
Workhorse Group, Inc.*(a) 16,951 5,672
204,063
Banks — 4.8%
1st Source Corp. 1,356 67,502
ACNB Corp. 684 24,104
Amalgamated Financial Corp. 1,452 33,512
Amerant Bancorp, Inc., Class
a
A 2,119 44,902
American National Bankshares,
Inc. 843 38,036
Ameris Bancorp 5,439 251,989
Ames National Corp.(a) 708 13,431
Arrow Financial Corp. 1,211 29,040
Associated Banc-Corp. 12,441 259,270
Atlantic Union Bankshares Corp. 6,172 205,281
Axos Financial, Inc.* 4,564 237,876
Banc of California, Inc. 10,787 157,814
BancFirst Corp. 1,811 158,897
Bancorp, Inc. (The)* 4,278 190,970
Bank First Corp.(a) 767 66,346
Bank of Hawaii Corp.(a) 3,222 194,222
Bank of Marin Bancorp 1,293 21,477
Bank of NT Butterfield & Son
Ltd. (The) 3,989 119,231
Bank7 Corp. 307 8,599
BankUnited, Inc. 6,114 163,977
Bankwell Financial Group, Inc. 483 12,302
Banner Corp. 2,812 123,278
Bar Harbor Bankshares 1,228 30,970
BayCom Corp. 921 18,438
BCB Bancorp, Inc. 1,237 12,976
Berkshire Hills Bancorp, Inc. 3,573 76,784
Blue Foundry Bancorp* 1,859 17,512
Blue Ridge Bankshares, Inc. 1,464 3,587
Bridgewater Bancshares, Inc.* 1,680 19,908
Brookline Bancorp, Inc. 7,173 70,080
Burke & Herbert Financial
Services Corp.(a) 529 28,926
Business First Bancshares, Inc. 1,972 44,271
Byline Bancorp, Inc. 2,033 42,368
C&F Financial Corp. 262 13,999
Cadence Bank 14,975 414,508
Cambridge Bancorp 626 39,601
Camden National Corp. 1,173 37,278
Capital Bancorp, Inc. 780 16,060
Capital City Bank Group, Inc. 1,085 30,760
Capitol Federal Financial, Inc. 10,492 60,749
Capstar Financial Holdings, Inc. 1,571 29,456
Carter Bankshares, Inc.* 1,864 24,605
Cathay General Bancorp 5,713 223,093
Central Pacific Financial Corp. 2,182 40,716
Central Valley Community
Bancorp 820 15,326
Chemung Financial Corp. 289 12,311

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
ChoiceOne Financial Services,
Inc. 574 $ 15,274
Citizens & Northern Corp. 1,229 22,564
Citizens Financial Services, Inc. 313 14,633
City Holding Co. 1,223 122,887
Civista Bancshares, Inc. 1,270 19,075
CNB Financial Corp. 1,686 33,703
Coastal Financial Corp.* 888 34,090
Codorus Valley Bancorp, Inc. 766 17,633
Colony Bankcorp, Inc. 1,356 15,377
Columbia Financial, Inc.* 2,439 40,804
Community Bank System, Inc. 4,378 198,323
Community Trust Bancorp, Inc. 1,277 50,774
ConnectOne Bancorp, Inc. 3,008 59,528
CrossFirst Bankshares, Inc.* 3,712 47,773
Customers Bancorp, Inc.* 2,350 127,629
CVB Financial Corp. 10,935 186,114
Dime Community Bancshares,
Inc. 2,873 53,840
Eagle Bancorp, Inc. 2,421 57,668
Eastern Bankshares, Inc. 12,735 164,536
Enterprise Bancorp, Inc. 788 21,355
Enterprise Financial Services
Corp. 2,982 119,041
Equity Bancshares, Inc., Class
a
A 1,202 38,260
Esquire Financial Holdings, Inc. 565 28,691
ESSA Bancorp, Inc. 714 12,395
Evans Bancorp, Inc. 431 12,801
Farmers & Merchants Bancorp,
Inc. 1,042 21,048
Farmers National Banc Corp. 2,992 40,332
FB Financial Corp. 2,914 103,855
Fidelity D&D Bancorp, Inc. 384 19,177
Financial Institutions, Inc. 1,247 22,895
First Bancorp(a) 14,134 239,995
First Bancorp 3,271 111,607
First Bancorp, Inc. (The) 803 18,967
First Bancshares, Inc. (The) 2,521 62,596
First Bank 1,674 22,448
First Busey Corp. 4,268 98,420
First Business Financial
Services, Inc. 645 22,756
First Commonwealth Financial
Corp. 8,411 109,595
First Community Bankshares,
Inc. 1,412 46,794
First Community Corp. 606 9,957
First Financial Bancorp 7,741 167,980
First Financial Bankshares, Inc. 10,711 331,398
First Financial Corp. 939 34,959
First Foundation, Inc. 4,206 33,354
First Interstate BancSystem,
Inc., Class
a
A 6,788 178,660
First Merchants Corp. 4,858 161,286
First Mid Bancshares, Inc. 1,828 55,388
First of Long Island Corp. (The) 1,750 19,495
First Western Financial, Inc.* 657 9,297
Five Star Bancorp 1,049 24,893
Flushing Financial Corp. 2,276 29,224
FS Bancorp, Inc. 542 18,087
Fulton Financial Corp. 13,208 203,403
Investments Shares Value
Common Stocks (continued)
FVCBankcorp, Inc.* 1,317 $ 15,949
German American Bancorp, Inc. 2,305 72,515
Glacier Bancorp, Inc. 9,167 343,029
Great Southern Bancorp, Inc. 728 37,958
Greene County Bancorp, Inc. 574 16,393
Guaranty Bancshares, Inc. 672 19,327
Hancock Whitney Corp. 7,131 310,912
Hanmi Financial Corp. 2,501 37,790
HarborOne Bancorp, Inc. 3,369 34,296
HBT Financial, Inc. 1,090 20,775
Heartland Financial USA, Inc. 3,474 118,116
Heritage Commerce Corp. 4,868 40,356
Heritage Financial Corp. 2,849 52,279
Hilltop Holdings, Inc. 3,837 118,487
Hingham Institution For Savings
(The)(a) 123 20,662
Home Bancorp, Inc. 589 21,646
Home BancShares, Inc. 15,677 367,782
HomeStreet, Inc. 1,488 20,758
HomeTrust Bancshares, Inc. 1,208 31,710
Hope Bancorp, Inc. 9,484 104,039
Horizon Bancorp, Inc. 3,544 42,670
Independent Bank Corp. 1,637 40,025
Independent Bank Corp. 3,631 189,429
Independent Bank Group, Inc. 2,973 130,009
International Bancshares Corp. 4,414 229,042
John Marshall Bancorp, Inc. 1,025 17,938
Kearny Financial Corp. 4,602 29,269
Lakeland Bancorp, Inc. 5,125 59,860
Lakeland Financial Corp. 2,039 129,884
LCNB Corp. 868 12,221
Live Oak Bancshares, Inc. 2,764 109,786
Macatawa Bank Corp. 2,162 21,188
MainStreet Bancshares, Inc. 574 10,341
Mercantile Bank Corp. 1,289 47,487
Metrocity Bankshares, Inc. 1,501 36,474
Metropolitan Bank Holding
Corp.* 849 33,289
Mid Penn Bancorp, Inc. 1,167 24,542
Middlefield Banc Corp. 645 15,828
Midland States Bancorp, Inc. 1,709 41,614
MidWestOne Financial Group,
Inc. 1,168 26,771
MVB Financial Corp. 934 19,997
National Bank Holdings Corp.,
Class
a
A 3,027 102,434
National Bankshares, Inc.(a) 473 14,791
NBT Bancorp, Inc. 3,765 129,478
Nicolet Bankshares, Inc. 1,057 83,429
Northeast Bank 550 29,365
Northeast Community Bancorp,
Inc. 1,041 16,229
Northfield Bancorp, Inc. 3,295 33,280
Northrim Bancorp, Inc. 443 22,030
Northwest Bancshares, Inc. 10,472 120,009
Norwood Financial Corp.(a) 597 16,483
Oak Valley Bancorp 551 13,736
OceanFirst Financial Corp. 4,786 72,747
OFG Bancorp 3,793 137,382
Old National Bancorp 24,079 395,618

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Old Second Bancorp, Inc. 3,566 $ 47,891
Orange County Bancorp, Inc. 420 19,312
Origin Bancorp, Inc. 2,398 71,556
Orrstown Financial Services,
Inc. 839 22,611
Pacific Premier Bancorp, Inc. 7,797 178,239
Park National Corp. 1,176 151,128
Parke Bancorp, Inc. 858 14,801
Pathward Financial, Inc. 2,142 108,899
PCB Bancorp 896 14,470
Peapack-Gladstone Financial
Corp. 1,385 33,559
Penns Woods Bancorp, Inc. 562 10,869
Peoples Bancorp, Inc. 2,867 80,477
Peoples Financial Services
Corp. 564 22,757
Pioneer Bancorp, Inc.* 956 8,910
Plumas Bancorp 449 15,643
Ponce Financial Group, Inc.* 1,599 14,103
Preferred Bank 1,064 76,448
Premier Financial Corp. 2,906 56,318
Primis Financial Corp. 1,664 20,550
Princeton Bancorp, Inc. 417 12,835
Provident Financial Services,
Inc. 6,035 91,008
QCR Holdings, Inc. 1,356 77,292
RBB Bancorp 1,376 23,695
Red River Bancshares, Inc. 396 19,721
Renasant Corp. 4,536 143,383
Republic Bancorp, Inc., Class
a
A 699 34,433
S&T Bancorp, Inc. 3,133 97,718
Sandy Spring Bancorp, Inc. 3,603 79,194
Seacoast Banking Corp. of
Florida 6,922 167,097
ServisFirst Bancshares, Inc. 4,187 264,577
Shore Bancshares, Inc. 2,448 27,809
Sierra Bancorp 1,107 20,601
Simmons First National Corp.,
Class
a
A 10,201 195,859
SmartFinancial, Inc. 1,302 28,019
South Plains Financial, Inc. 961 25,639
Southern First Bancshares, Inc.* 631 20,791
Southern Missouri Bancorp, Inc. 779 33,404
Southern States Bancshares,
Inc. 625 15,538
Southside Bancshares, Inc. 2,360 67,638
SouthState Corp. 6,258 525,922
Stellar Bancorp, Inc. 4,000 94,800
Sterling Bancorp, Inc.* 1,788 9,012
Stock Yards Bancorp, Inc. 2,229 102,111
Summit Financial Group, Inc. 924 24,930
Texas Capital Bancshares, Inc.* 3,935 230,788
Third Coast Bancshares, Inc.* 1,058 20,282
Timberland Bancorp, Inc. 612 16,034
Tompkins Financial Corp. 1,138 54,806
Towne Bank 5,768 156,370
TriCo Bancshares 2,553 85,296
Triumph Financial, Inc.* 1,825 136,875
TrustCo Bank Corp. 1,528 41,699
Trustmark Corp. 4,999 134,273
UMB Financial Corp. 3,638 296,897
Investments Shares Value
Common Stocks (continued)
United Bankshares, Inc. 10,756 $ 373,126
United Community Banks, Inc. 9,500 247,095
Unity Bancorp, Inc. 592 16,209
Univest Financial Corp. 2,383 47,708
USCB Financial Holdings, Inc. 864 9,435
Valley National Bancorp 35,478 290,565
Veritex Holdings, Inc. 4,310 84,605
Virginia National Bankshares
Corp. 387 11,773
WaFd, Inc. 5,606 152,707
Washington Trust Bancorp, Inc. 1,390 35,779
WesBanco, Inc. 4,741 137,394
West Bancorp, Inc. 1,330 23,142
Westamerica Bancorp 2,126 97,179
WSFS Financial Corp. 5,032 213,306
17,823,336
Beverages — 0.2%
Coca-Cola Consolidated, Inc. 392 329,593
Duckhorn Portfolio, Inc. (The)* 3,606 34,293
MGP Ingredients, Inc. 1,302 110,904
National Beverage Corp.* 1,948 102,543
Primo Water Corp. 12,861 208,477
Vita Coco Co., Inc. (The)* 2,347 61,257
Zevia PBC, Class
a
A* 2,080 3,120
850,187
Biotechnology — 4.6%
2seventy bio, Inc.*(a) 4,125 21,450
4D Molecular Therapeutics, Inc.* 3,281 91,934
89bio, Inc.* 5,258 60,309
Aadi Bioscience, Inc.* 1,329 2,618
ACADIA Pharmaceuticals, Inc.* 9,950 231,238
ACELYRIN, Inc.* 2,721 22,992
Acrivon Therapeutics, Inc.* 714 3,470
Actinium Pharmaceuticals,
Inc.*(a) 2,240 19,107
Adicet Bio, Inc.* 2,495 5,863
ADMA Biologics, Inc.* 17,503 93,816
Aerovate Therapeutics, Inc.* 919 21,210
Agenus, Inc.* 31,294 20,967
Agios Pharmaceuticals, Inc.* 4,561 147,411
Akero Therapeutics, Inc.* 4,215 113,763
Aldeyra Therapeutics, Inc.* 3,824 13,843
Alector, Inc.* 5,213 36,335
Alkermes plc* 13,626 404,556
Allakos, Inc.* 5,458 8,078
Allogene Therapeutics, Inc.* 7,759 38,097
Allovir, Inc.* 4,181 3,080
Alpine Immune Sciences, Inc.* 2,674 94,178
Altimmune, Inc.* 4,339 52,502
ALX Oncology Holdings, Inc.* 2,213 32,465
Amicus Therapeutics, Inc.* 23,334 299,142
AnaptysBio, Inc.* 1,537 39,240
Anavex Life Sciences Corp.*(a) 5,935 30,506
Anika Therapeutics, Inc.* 1,202 29,185
Annexon, Inc.* 3,749 20,882
Apogee Therapeutics, Inc.*(a) 1,685 58,672
Arbutus Biopharma Corp.* 10,401 29,123
Arcellx, Inc.* 3,150 207,333

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Arcturus Therapeutics Holdings,
Inc.* 1,915 $ 74,225
Arcus Biosciences, Inc.* 4,416 84,478
Arcutis Biotherapeutics, Inc.*(a) 6,494 66,758
Ardelyx, Inc.* 18,933 176,456
Arrowhead Pharmaceuticals,
Inc.* 9,511 305,303
ARS Pharmaceuticals, Inc.* 2,016 16,874
Astria Therapeutics, Inc.* 2,716 38,621
Atara Biotherapeutics, Inc.* 7,952 6,187
Aura Biosciences, Inc.* 2,279 20,670
Aurinia Pharmaceuticals, Inc.* 11,119 63,601
Avid Bioservices, Inc.* 5,095 39,130
Avidity Biosciences, Inc.* 6,074 111,154
Avita Medical, Inc.* 2,064 37,420
Beam Therapeutics, Inc.* 5,953 235,084
BioAtla, Inc.* 3,631 9,804
BioCryst Pharmaceuticals, Inc.* 15,565 87,631
Biohaven Ltd.* 5,618 270,450
Biomea Fusion, Inc.*(a) 1,631 28,542
BioVie, Inc., Class
a
A* 992 1,230
Bioxcel Therapeutics, Inc.*(a) 1,665 5,295
Bluebird Bio, Inc.* 8,788 12,215
Blueprint Medicines Corp.* 4,994 467,039
Bridgebio Pharma, Inc.* 9,405 321,181
Cabaletta Bio, Inc.* 2,827 64,682
CareDx, Inc.* 4,275 45,486
Caribou Biosciences, Inc.* 6,722 53,171
Carisma Therapeutics, Inc.(a) 2,189 5,648
Cartesian Therapeutics, Inc.*(a) 9,646 7,056
Catalyst Pharmaceuticals, Inc.* 8,246 132,183
Celcuity, Inc.*(a) 1,433 22,297
Celldex Therapeutics, Inc.* 3,814 183,301
Century Therapeutics, Inc.* 1,922 7,054
Cerevel Therapeutics Holdings,
Inc.* 5,741 235,381
Cogent Biosciences, Inc.* 6,821 47,747
Coherus Biosciences, Inc.* 8,195 18,685
Compass Therapeutics, Inc.* 7,492 13,336
Crinetics Pharmaceuticals, Inc.* 5,363 219,561
Cue Biopharma, Inc.*(a) 2,954 6,129
Cullinan Oncology, Inc.* 2,123 39,212
Cytokinetics, Inc.* 7,647 552,419
Day One Biopharmaceuticals,
Inc.* 5,145 86,076
Deciphera Pharmaceuticals,
Inc.* 4,388 73,236
Denali Therapeutics, Inc.* 9,701 191,886
Design Therapeutics, Inc.* 2,690 7,478
Disc Medicine, Inc.* 735 50,472
Dynavax Technologies Corp.* 10,643 134,847
Dyne Therapeutics, Inc.* 3,653 98,266
Eagle Pharmaceuticals, Inc.* 850 4,981
Editas Medicine, Inc.* 6,754 67,945
Emergent BioSolutions, Inc.* 4,270 13,792
Enanta Pharmaceuticals, Inc.* 1,643 23,610
Entrada Therapeutics, Inc.*(a) 1,757 23,245
Erasca, Inc.* 6,626 15,770
Fate Therapeutics, Inc.* 6,960 49,346
Fennec Pharmaceuticals, Inc.* 1,492 14,129
Investments Shares Value
Common Stocks (continued)
FibroGen, Inc.* 7,580 $ 12,962
Foghorn Therapeutics, Inc.*(a) 1,670 12,909
Genelux Corp.*(a) 1,524 11,125
Generation Bio Co.* 3,716 9,327
Geron Corp.* 42,068 84,136
Graphite Bio, Inc.* 2,301 7,800
Gritstone bio, Inc.*(a) 7,207 20,180
Halozyme Therapeutics, Inc.* 10,664 424,534
Heron Therapeutics, Inc.*(a) 8,502 22,615
HilleVax, Inc.*(a) 2,152 39,059
Humacyte, Inc.* 5,029 21,876
Ideaya Biosciences, Inc.* 4,942 220,907
IGM Biosciences, Inc.*(a) 1,090 13,767
Immuneering Corp., Class
a
A*(a) 1,838 11,396
ImmunityBio, Inc.*(a) 10,887 51,495
Immunovant, Inc.* 4,431 156,724
Inhibrx, Inc.* 2,820 103,297
Inozyme Pharma, Inc.*(a) 3,921 24,938
Insmed, Inc.* 11,350 314,622
Intellia Therapeutics, Inc.* 7,247 232,774
Iovance Biotherapeutics, Inc.* 18,835 299,665
Ironwood Pharmaceuticals, Inc.,
Class
a
A* 11,385 107,361
iTeos Therapeutics, Inc.* 2,035 21,795
Janux Therapeutics, Inc.*(a) 1,421 68,748
KalVista Pharmaceuticals, Inc.* 2,542 34,698
Karyopharm Therapeutics,
Inc.*(a) 9,300 10,788
Keros Therapeutics, Inc.* 1,848 124,740
Kezar Life Sciences, Inc.* 5,861 6,154
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 2,577 54,478
Kodiak Sciences, Inc.* 2,663 16,005
Krystal Biotech, Inc.* 1,776 283,219
Kura Oncology, Inc.* 5,795 122,159
Kymera Therapeutics, Inc.* 3,118 133,139
Larimar Therapeutics, Inc.* 2,107 24,230
Lexicon Pharmaceuticals,
Inc.*(a) 7,606 18,939
Lineage Cell Therapeutics,
Inc.*(a) 10,895 11,331
Lyell Immunopharma, Inc.* 14,248 41,604
MacroGenics, Inc.* 4,998 89,664
Madrigal Pharmaceuticals, Inc.* 1,215 286,983
MannKind Corp.* 21,416 88,020
MeiraGTx Holdings plc* 2,679 16,529
Merrimack Pharmaceuticals,
Inc.* 859 12,627
Mersana Therapeutics, Inc.* 9,104 49,526
MiMedx Group, Inc.* 9,478 77,340
Mineralys Therapeutics, Inc.*(a) 1,596 24,546
Mirum Pharmaceuticals, Inc.* 2,030 58,281
Monte Rosa Therapeutics,
Inc.*(a) 2,506 15,863
Morphic Holding, Inc.* 3,017 111,478
Mural Oncology plc* 1,364 7,216
Myriad Genetics, Inc.* 6,634 138,850
Nkarta, Inc.*(a) 2,484 30,007
Novavax, Inc.*(a) 7,821 38,636
Nurix Therapeutics, Inc.* 3,907 48,251
Nuvalent, Inc., Class
a
A* 2,182 183,550

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Nuvectis Pharma, Inc.*(a) 612 $ 6,040
Ocean Biomedical, Inc.*(a) 713 1,255
Olema Pharmaceuticals, Inc.* 2,205 27,342
Omega Therapeutics, Inc.*(a) 2,001 8,224
Organogenesis Holdings, Inc.,
Class
a
A* 5,767 20,588
ORIC Pharmaceuticals, Inc.* 3,203 40,806
Outlook Therapeutics, Inc.*(a) 12,915 5,641
Ovid therapeutics, Inc.* 4,894 16,640
PDS Biotechnology Corp.*(a) 2,296 15,131
PepGen, Inc.* 826 14,001
PMV Pharmaceuticals, Inc.* 3,165 5,855
Poseida Therapeutics, Inc.,
Class
a
A* 5,579 22,093
Precigen, Inc.*(a) 11,093 17,083
Prelude Therapeutics, Inc.* 1,222 5,255
Prime Medicine, Inc.* 3,249 28,039
ProKidney Corp., Class
a
A*(a) 3,695 6,023
Protagonist Therapeutics, Inc.* 4,689 142,452
Protalix BioTherapeutics, Inc.*(a) 5,446 8,877
Prothena Corp. plc* 3,465 95,599
PTC Therapeutics, Inc.* 5,917 166,800
Rallybio Corp.*(a) 2,510 5,836
RAPT Therapeutics, Inc.*(a) 2,424 20,774
Recursion Pharmaceuticals,
Inc., Class
a
A* 11,205 150,819
REGENXBIO, Inc.* 3,376 58,877
Relay Therapeutics, Inc.* 7,413 74,278
Reneo Pharmaceuticals, Inc.*(a) 1,064 1,756
Replimune Group, Inc.* 4,060 34,835
REVOLUTION Medicines, Inc.* 11,810 348,159
Rhythm Pharmaceuticals, Inc.* 4,218 183,146
Rigel Pharmaceuticals, Inc.* 14,051 21,357
Rocket Pharmaceuticals, Inc.* 5,152 150,954
Sage Therapeutics, Inc.* 4,341 93,245
Sagimet Biosciences, Inc.,
Class
a
A*(a) 455 2,789
Sana Biotechnology, Inc.* 7,880 79,115
Sangamo Therapeutics, Inc.*(a) 12,233 14,190
Savara, Inc.* 7,419 37,466
Scholar Rock Holding Corp.* 4,555 70,602
Seres Therapeutics, Inc.*(a) 7,987 9,105
SpringWorks Therapeutics, Inc.* 5,510 271,423
Stoke Therapeutics, Inc.* 2,267 17,547
Summit Therapeutics, Inc.*(a) 9,515 43,198
Sutro Biopharma, Inc.* 4,939 24,250
Syndax Pharmaceuticals, Inc.* 5,488 128,639
Tango Therapeutics, Inc.*(a) 3,667 40,814
Tenaya Therapeutics, Inc.* 3,814 22,693
TG Therapeutics, Inc.* 11,386 196,067
Travere Therapeutics, Inc.* 5,982 45,224
Turnstone Biologics Corp.*(a) 541 2,467
Twist Bioscience Corp.* 4,674 183,641
Tyra Biosciences, Inc.*(a) 1,148 22,948
UroGen Pharma Ltd.*(a) 2,232 40,913
Vanda Pharmaceuticals, Inc.* 4,638 20,732
Vaxcyte, Inc.* 8,596 634,557
Vaxxinity, Inc., Class
a
A*(a) 3,500 2,992
VBI Vaccines, Inc.* 1 — (c)
Investments Shares Value
Common Stocks (continued)
Vera Therapeutics, Inc.,
Class
a
A* 2,776 $ 130,694
Veracyte, Inc.* 5,978 140,782
Vericel Corp.* 3,909 178,563
Verve Therapeutics, Inc.* 4,288 73,110
Vigil Neuroscience, Inc.*(a) 1,319 4,590
Viking Therapeutics, Inc.* 7,896 608,387
Vir Biotechnology, Inc.* 6,876 77,286
Viridian Therapeutics, Inc.* 3,510 65,672
Vor BioPharma, Inc.* 3,093 7,114
Voyager Therapeutics, Inc.* 2,608 21,699
X4 Pharmaceuticals, Inc.* 10,109 9,812
Xencor, Inc.* 4,763 109,311
XOMA Corp.* 600 14,586
Y-mAbs Therapeutics, Inc.*(a) 3,020 50,434
Zentalis Pharmaceuticals, Inc.* 4,782 71,300
Zura Bio Ltd., Class
a
A* 1,400 5,152
Zymeworks, Inc.* 4,454 53,492
17,025,139
Broadline Retail — 0.0%(d)
Big Lots, Inc. 2,338 12,672
ContextLogic, Inc., Class
a
A* 1,846 11,999
Dillard's, Inc., Class
a
A 286 118,613
Qurate Retail, Inc., Class
a
B* 109 602
Savers Value Village, Inc.* 2,127 43,050
186,936
Building Products — 1.2%
AAON, Inc. 5,569 467,685
American Woodmark Corp.* 1,347 135,023
Apogee Enterprises, Inc. 1,817 103,951
AZZ, Inc. 2,038 148,366
CSW Industrials, Inc. 1,267 291,904
Gibraltar Industries, Inc.* 2,513 194,632
Griffon Corp. 3,442 245,759
Insteel Industries, Inc. 1,539 56,035
Janus International Group, Inc.* 6,978 100,134
JELD-WEN Holding, Inc.* 6,994 127,291
Masonite International Corp.* 1,825 237,688
Masterbrand, Inc.* 10,659 184,507
PGT Innovations, Inc.* 4,662 194,732
Quanex Building Products Corp. 2,711 93,746
Resideo Technologies, Inc.* 12,036 268,764
Simpson Manufacturing Co.,
Inc. 3,527 736,014
UFP Industries, Inc. 4,936 565,814
Zurn Elkay Water Solutions
Corp. 12,162 386,144
4,538,189
Capital Markets — 0.8%
AlTi Global, Inc.*(a) 1,875 10,988
Artisan Partners Asset
Management, Inc., Class
a
A 5,049 217,461
AssetMark Financial Holdings,
Inc.* 1,806 63,842
B Riley Financial, Inc.(a) 1,679 30,776
Bakkt Holdings, Inc.*(a) 5,847 3,391
BGC Group, Inc., Class
a
A 29,423 204,490

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Brightsphere Investment Group,
Inc. 2,677 $ 60,661
Cohen & Steers, Inc. 2,137 157,176
Diamond Hill Investment Group,
Inc. 225 32,553
Donnelley Financial Solutions,
Inc.* 2,031 131,121
Fidus Investment Corp. 1 13
Forge Global Holdings, Inc.* 9,021 18,764
GCM Grosvenor, Inc., Class
a
A 3,405 28,840
Hamilton Lane, Inc., Class
a
A 3,004 345,009
MarketWise, Inc. 2,646 4,789
Moelis & Co., Class
a
A 5,490 296,680
Open Lending Corp.* 8,176 59,358
P10, Inc., Class
a
A 3,592 33,298
Patria Investments Ltd., Class
a
A 4,469 66,588
Perella Weinberg Partners,
Class
a
A 3,454 47,182
Piper Sandler Cos. 1,426 268,473
PJT Partners, Inc., Class
a
A 1,949 205,425
Silvercrest Asset Management
Group, Inc., Class
a
A 776 13,014
StepStone Group, Inc., Class
a
A 4,432 153,923
StoneX Group, Inc.* 2,203 152,580
Value Line, Inc. 69 2,974
Victory Capital Holdings, Inc.,
Class
a
A 2,203 84,661
Virtus Investment Partners, Inc. 570 132,422
WisdomTree, Inc. 11,338 91,384
2,917,836
Chemicals — 1.1%
AdvanSix, Inc. 2,141 59,905
American Vanguard Corp. 2,219 23,788
Arcadium Lithium plc* 84,077 461,583
Aspen Aerogels, Inc.* 4,195 72,070
Avient Corp. 7,432 300,847
Balchem Corp. 2,628 413,095
Cabot Corp. 4,554 386,862
Core Molding Technologies,
Inc.* 600 11,022
Danimer Scientific, Inc.,
Class
a
A*(a) 7,206 9,656
Ecovyst, Inc.* 7,604 73,379
Hawkins, Inc. 1,589 111,627
HB Fuller Co. 4,446 353,590
Ingevity Corp.* 3,005 137,268
Innospec, Inc. 2,050 254,754
Intrepid Potash, Inc.* 874 18,424
Koppers Holdings, Inc. 1,656 93,763
Kronos Worldwide, Inc. 1,816 16,507
LSB Industries, Inc.* 4,410 32,458
Mativ Holdings, Inc. 4,480 77,818
Minerals Technologies, Inc. 2,675 193,563
Origin Materials, Inc.*(a) 9,598 5,697
Orion SA 4,551 102,580
Perimeter Solutions SA* 12,539 76,237
PureCycle Technologies, Inc.*(a) 9,541 55,242
Quaker Chemical Corp. 1,141 228,770
Rayonier Advanced Materials,
Inc.* 5,237 17,753
Investments Shares Value
Common Stocks (continued)
Sensient Technologies Corp. 3,461 $ 231,472
Stepan Co. 1,750 156,100
Trinseo plc 2,875 12,938
Tronox Holdings plc 9,618 141,385
Valhi, Inc.(a) 198 2,699
4,132,852
Commercial Services & Supplies — 0.9%
ABM Industries, Inc. 5,443 224,850
ACCO Brands Corp. 7,587 42,335
ACV Auctions, Inc., Class
a
A* 10,440 185,310
Aris Water Solutions, Inc.,
Class
a
A 2,454 29,546
BrightView Holdings, Inc.* 3,400 29,614
Brink's Co. (The) 3,793 314,174
Casella Waste Systems, Inc.,
Class
a
A* 4,639 417,974
CECO Environmental Corp.* 2,438 55,221
Cimpress plc* 1,479 144,957
CompX International, Inc. 126 2,937
CoreCivic, Inc.* 9,344 142,309
Deluxe Corp. 3,576 69,410
Ennis, Inc. 2,095 42,570
Enviri Corp.* 6,483 50,956
GEO Group, Inc. (The)* 9,898 121,448
Healthcare Services Group, Inc.* 6,115 78,027
HNI Corp. 3,796 170,099
Interface, Inc., Class
a
A 4,711 74,057
LanzaTech Global, Inc.*(a) 1,695 5,458
Li-Cycle Holdings Corp.*(a) 11,452 4,123
Liquidity Services, Inc.* 1,894 33,959
Matthews International Corp.,
Class
a
A 2,441 70,643
MillerKnoll, Inc. 6,063 185,225
Montrose Environmental Group,
Inc.* 2,292 94,843
NL Industries, Inc. 690 3,519
OPENLANE, Inc.* 8,870 135,445
Performant Financial Corp.* 5,526 16,081
Pitney Bowes, Inc. 14,416 58,096
Quad/Graphics, Inc. 2,515 15,065
SP Plus Corp.* 1,608 82,667
Steelcase, Inc., Class
a
A 7,613 104,603
UniFirst Corp. 1,232 207,863
Viad Corp.* 1,672 62,249
VSE Corp. 1,075 79,658
3,355,291
Communications Equipment — 0.3%
ADTRAN Holdings, Inc. 6,410 36,473
Aviat Networks, Inc.* 937 33,254
Calix, Inc.* 4,846 168,980
Cambium Networks Corp.* 998 4,242
Clearfield, Inc.*(a) 1,075 32,433
CommScope Holding Co., Inc.* 17,201 20,039
Comtech Telecommunications
Corp.* 2,240 15,143
Digi International, Inc.* 2,888 85,369
DZS, Inc.*(a) 1,787 2,627
Extreme Networks, Inc.* 10,369 131,064

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Harmonic, Inc.* 9,047 $ 118,787
Infinera Corp.*(a) 16,387 82,263
KVH Industries, Inc.* 1,539 7,310
NETGEAR, Inc.* 2,375 35,601
NetScout Systems, Inc.* 5,699 123,383
Ribbon Communications, Inc.* 7,294 21,809
Viavi Solutions, Inc.* 18,180 173,619
1,092,396
Construction & Engineering — 1.1%
Ameresco, Inc., Class
a
A* 2,642 55,376
API Group Corp.* 17,191 602,545
Arcosa, Inc. 3,987 330,921
Argan, Inc. 1,040 48,734
Bowman Consulting Group Ltd.,
Class
a
A* 885 28,824
Comfort Systems USA, Inc. 2,908 889,063
Concrete Pumping Holdings,
Inc.* 2,104 17,232
Construction Partners, Inc.,
Class
a
A* 3,302 158,760
Dycom Industries, Inc.* 2,355 297,884
Fluor Corp.* 11,719 431,259
Granite Construction, Inc. 3,624 186,745
Great Lakes Dredge & Dock
Corp.* 5,386 48,151
IES Holdings, Inc.* 672 73,866
INNOVATE Corp.*(a) 4,457 3,496
Limbach Holdings, Inc.* 754 37,127
MYR Group, Inc.* 1,350 219,321
Northwest Pipe Co.* 809 24,132
Primoris Services Corp. 4,364 172,422
Southland Holdings, Inc.*(a) 333 1,519
Sterling Infrastructure, Inc.* 2,461 262,441
Tutor Perini Corp.* 3,488 39,519
3,929,337
Construction Materials — 0.2%
Knife River Corp.* 4,651 344,593
Summit Materials, Inc., Class
a
A* 9,816 419,241
United States Lime & Minerals,
Inc. 168 42,837
806,671
Consumer Finance — 0.4%
Atlanticus Holdings Corp.* 376 12,464
Bread Financial Holdings, Inc. 4,084 156,336
Consumer Portfolio Services,
Inc.* 701 6,190
Encore Capital Group, Inc.* 1,911 91,728
Enova International, Inc.* 2,393 151,357
FirstCash Holdings, Inc. 3,098 354,721
Green Dot Corp., Class
a
A* 3,815 31,321
LendingClub Corp.* 8,922 72,357
LendingTree, Inc.* 875 34,624
Navient Corp. 7,068 114,926
Nelnet, Inc., Class
a
A 1,059 90,936
NerdWallet, Inc., Class
a
A* 2,776 46,831
OppFi, Inc.*(a) 883 3,108
PRA Group, Inc.* 3,174 81,128
Investments Shares Value
Common Stocks (continued)
PROG Holdings, Inc.* 3,640 $ 112,367
Regional Management Corp. 661 15,467
Upstart Holdings, Inc.*(a) 6,013 154,835
World Acceptance Corp.* 334 40,000
1,570,696
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 2,644 146,160
Chefs' Warehouse, Inc. (The)* 2,893 109,963
HF Foods Group, Inc.* 3,307 12,434
Ingles Markets, Inc., Class
a
A 1,155 88,946
Natural Grocers by Vitamin
Cottage, Inc. 767 12,709
PriceSmart, Inc. 2,068 174,001
SpartanNash Co. 2,837 59,776
Sprouts Farmers Market, Inc.* 8,372 522,748
United Natural Foods, Inc.* 4,801 74,944
Village Super Market, Inc.,
Class
a
A 725 19,829
Weis Markets, Inc. 1,355 87,994
1,309,504
Containers & Packaging — 0.2%
Greif, Inc., Class
a
A 1,999 128,856
Greif, Inc., Class
a
B 425 27,208
Myers Industries, Inc. 3,005 57,786
O-I Glass, Inc.* 12,766 216,001
Pactiv Evergreen, Inc. 3,289 48,513
Ranpak Holdings Corp.,
Class
a
A* 3,561 16,915
TriMas Corp. 3,407 80,064
575,343
Distributors — 0.0%(d)
Weyco Group, Inc. 488 15,733
Diversified Consumer Services — 0.6%
2U, Inc.*(a) 6,584 2,967
Adtalem Global Education, Inc.* 3,266 161,667
Carriage Services, Inc., Class
a
A 1,102 27,352
Chegg, Inc.* 9,355 83,634
Coursera, Inc.* 10,696 171,885
Duolingo, Inc., Class
a
A* 2,403 574,317
European Wax Center, Inc.,
Class
a
A* 2,805 39,775
Frontdoor, Inc.* 6,662 208,920
Graham Holdings Co., Class
a
B 294 206,485
Laureate Education, Inc. 10,765 144,359
Lincoln Educational Services
Corp.* 1,944 19,556
Nerdy, Inc.* 5,136 14,894
OneSpaWorld Holdings Ltd.* 6,853 89,363
Perdoceo Education Corp. 5,368 95,604
Strategic Education, Inc. 1,858 205,848
Stride, Inc.* 3,487 208,348
Udemy, Inc.* 7,223 81,620
Universal Technical Institute,
Inc.* 2,693 40,503

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
WW International, Inc.* 4,479 $ 13,974
2,391,071
Diversified REITs — 0.3%
Alexander & Baldwin, Inc., REIT 5,960 96,910
Alpine Income Property Trust,
Inc., REIT 1,041 16,250
American Assets Trust, Inc.,
REIT 4,009 86,474
Armada Hoffler Properties, Inc.,
REIT 5,537 56,367
Broadstone Net Lease, Inc.,
REIT 15,448 230,330
CTO Realty Growth, Inc., REIT 1,846 31,474
Empire State Realty Trust, Inc.,
Class
a
A, REIT 10,854 108,214
Essential Properties Realty
Trust, Inc., REIT 12,817 306,198
Gladstone Commercial Corp.,
REIT 3,266 40,433
Global Net Lease, Inc., REIT 15,994 115,317
NexPoint Diversified Real Estate
Trust, REIT 2,520 15,951
One Liberty Properties, Inc.,
REIT 1,334 27,000
1,130,918
Diversified Telecommunication Services — 0.2%
Anterix, Inc.* 1,057 41,963
AST SpaceMobile, Inc.,
Class
a
A*(a) 6,602 20,928
ATN International, Inc. 894 29,985
Bandwidth, Inc., Class
a
A* 1,923 39,498
Cogent Communications
Holdings, Inc. 3,598 291,114
Consolidated Communications
Holdings, Inc.* 6,299 27,149
Globalstar, Inc.* 57,548 89,775
IDT Corp., Class
a
B* 1,259 46,847
Liberty Latin America Ltd.,
Class
a
A* 2,892 18,596
Liberty Latin America Ltd.,
Class
a
C* 11,298 73,663
Lumen Technologies, Inc.* 82,808 134,149
Ooma, Inc.* 1,982 20,216
Shenandoah
Telecommunications Co. 3,991 74,472
908,355
Electric Utilities — 0.4%
ALLETE, Inc. 4,750 269,040
Genie Energy Ltd., Class
a
B 1,625 29,640
MGE Energy, Inc. 2,999 189,507
Otter Tail Corp. 3,394 307,021
PNM Resources, Inc. 7,046 257,250
Portland General Electric Co. 8,355 335,620
1,388,078
Electrical Equipment — 0.8%
Allient, Inc. 1,062 30,182
Amprius Technologies, Inc.* 449 1,459
Investments Shares Value
Common Stocks (continued)
Array Technologies, Inc.* 12,447 $ 169,777
Atkore, Inc. 3,113 527,342
Babcock & Wilcox Enterprises,
Inc.* 4,828 6,180
Blink Charging Co.*(a) 4,462 14,189
Bloom Energy Corp., Class
a
A*(a) 15,828 138,812
Dragonfly Energy Holdings
Corp.*(a) 2,401 1,575
Encore Wire Corp. 1,234 297,394
Energy Vault Holdings, Inc.*(a) 8,133 13,663
EnerSys 3,392 311,657
Enovix Corp.*(a) 11,386 111,013
Eos Energy Enterprises, Inc.*(a) 8,837 8,415
ESS Tech, Inc.*(a) 7,491 6,507
Fluence Energy, Inc.*(a) 4,816 73,637
FTC Solar, Inc.*(a) 5,559 2,846
FuelCell Energy, Inc.*(a) 37,361 44,460
GrafTech International Ltd. 15,922 28,023
LSI Industries, Inc. 2,301 33,203
NEXTracker, Inc., Class
a
A* 10,581 595,075
NuScale Power Corp.,
Class
a
A*(a) 4,458 13,820
Powell Industries, Inc. 752 139,300
Preformed Line Products Co. 204 28,046
SES AI Corp.*(a) 10,254 18,150
Shoals Technologies Group,
Inc., Class
a
A* 14,090 180,775
SKYX Platforms Corp.*(a) 5,146 6,638
Stem, Inc.*(a) 11,698 31,351
SunPower Corp.*(a) 7,172 22,305
Thermon Group Holdings, Inc.* 2,746 74,938
TPI Composites, Inc.*(a) 3,400 9,486
Vicor Corp.* 1,823 67,889
3,008,107
Electronic Equipment, Instruments & Components — 1.6%
908 Devices, Inc.* 1,801 13,237
Advanced Energy Industries,
Inc. 3,092 312,910
Aeva Technologies, Inc.*(a) 6,613 6,679
Akoustis Technologies, Inc.*(a) 5,742 3,570
Arlo Technologies, Inc.* 7,352 76,534
Badger Meter, Inc. 2,417 383,554
Bel Fuse, Inc., Class
a
B 859 44,642
Belden, Inc. 3,493 297,534
Benchmark Electronics, Inc. 2,907 89,274
Climb Global Solutions, Inc. 343 23,314
CTS Corp. 2,545 113,405
Daktronics, Inc.* 3,097 26,882
ePlus, Inc.* 2,184 179,940
Evolv Technologies Holdings,
Inc.*(a) 9,373 44,709
Fabrinet* 3,025 652,099
FARO Technologies, Inc.* 1,558 34,884
Insight Enterprises, Inc.* 2,358 443,304
Iteris, Inc.* 3,508 18,312
Itron, Inc.* 3,743 346,901
Kimball Electronics, Inc.* 1,968 44,300
Knowles Corp.* 7,387 120,704
Lightwave Logic, Inc.*(a) 9,622 40,509

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Luna Innovations, Inc.* 2,676 $ 18,143
Methode Electronics, Inc. 2,801 59,661
MicroVision, Inc.*(a) 15,496 36,571
Mirion Technologies, Inc.,
Class
a
A* 16,461 160,989
Napco Security Technologies,
Inc. 2,727 122,797
nLight, Inc.* 3,679 48,673
Novanta, Inc.* 2,942 508,789
OSI Systems, Inc.* 1,324 173,682
PAR Technology Corp.* 2,189 95,922
PC Connection, Inc. 940 62,397
Plexus Corp.* 2,257 213,061
Presto Automation, Inc.* 302 95
Richardson Electronics Ltd. 994 8,737
Rogers Corp.* 1,424 159,588
Sanmina Corp.* 4,646 293,627
ScanSource, Inc.* 2,030 87,757
SmartRent, Inc., Class
a
A*(a) 15,134 43,889
TTM Technologies, Inc.* 8,512 126,403
Vishay Intertechnology, Inc. 10,597 230,485
Vishay Precision Group, Inc.* 1,018 35,172
Vuzix Corp.*(a) 4,847 8,191
5,811,826
Energy Equipment & Services — 1.3%
Archrock, Inc. 11,424 208,717
Atlas Energy Solutions, Inc.,
Class
a
A(a) 1,461 27,555
Borr Drilling Ltd. 18,058 108,709
Bristow Group, Inc., Class
a
A* 1,939 52,256
Cactus, Inc., Class
a
A 5,310 243,729
ChampionX Corp. 16,089 499,724
Core Laboratories, Inc. 3,852 57,664
Diamond Offshore Drilling, Inc.* 8,358 92,690
DMC Global, Inc.* 1,604 26,755
Dril-Quip, Inc.* 2,798 63,235
Expro Group Holdings NV* 7,358 131,635
Forum Energy Technologies,
Inc.* 795 15,908
Helix Energy Solutions Group,
Inc.* 11,823 106,407
Helmerich & Payne, Inc. 8,002 307,197
KLX Energy Services Holdings,
Inc.* 1,039 8,437
Kodiak Gas Services, Inc. 1,302 33,201
Liberty Energy, Inc., Class
a
A 13,500 288,630
Mammoth Energy Services,
Inc.*(a) 1,915 6,971
Nabors Industries Ltd.* 752 58,934
Newpark Resources, Inc.* 6,273 40,335
Noble Corp. plc 9,256 386,993
Oceaneering International, Inc.* 8,257 163,158
Oil States International, Inc.* 5,181 27,926
Patterson-UTI Energy, Inc. 29,055 336,166
ProFrac Holding Corp.,
Class
a
A*(a) 2,133 17,448
ProPetro Holding Corp.* 7,935 58,719
Ranger Energy Services, Inc.,
Class
a
A 1,208 12,672
RPC, Inc. 6,987 51,634
Investments Shares Value
Common Stocks (continued)
SEACOR Marine Holdings, Inc.* 1,979 $ 20,780
Seadrill Ltd.* 4,152 175,214
Select Water Solutions, Inc.,
Class
a
A 6,560 56,022
Solaris Oilfield Infrastructure,
Inc., Class
a
A 2,402 20,345
TETRA Technologies, Inc.* 10,294 40,147
Tidewater, Inc.* 3,815 267,164
US Silica Holdings, Inc.* 6,194 71,231
Valaris Ltd.* 4,965 313,043
Weatherford International plc* 5,852 600,474
4,997,825
Entertainment — 0.2%
Atlanta Braves Holdings, Inc.,
Class
a
A* 826 34,650
Atlanta Braves Holdings, Inc.,
Class
a
C* 3,742 146,387
Cinemark Holdings, Inc.* 9,031 157,230
Eventbrite, Inc., Class
a
A* 6,353 35,577
IMAX Corp.* 3,691 63,227
Lions Gate Entertainment Corp.,
Class
a
A* 4,786 46,472
Lions Gate Entertainment Corp.,
Class
a
B* 9,899 89,883
Loop Media, Inc.*(a) 3,152 1,576
Madison Square Garden
Entertainment Corp., Class
a
A* 3,265 125,670
Marcus Corp. (The) 1,991 29,208
Playstudios, Inc.* 7,025 16,649
Reservoir Media, Inc.* 1,628 11,754
Sphere Entertainment Co.* 2,186 94,654
Vivid Seats, Inc., Class
a
A* 2,006 12,076
865,013
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc. 11,349 71,953
Financial Services — 1.4%
Acacia Research Corp.* 3,120 12,605
Alerus Financial Corp. 1,472 32,104
A-Mark Precious Metals, Inc. 1,561 40,102
AvidXchange Holdings, Inc.* 12,272 163,095
Banco Latinoamericano de
Comercio Exterior SA, Class
a
E 2,260 63,212
Cannae Holdings, Inc.* 5,641 123,087
Cantaloupe, Inc.* 4,710 30,615
Cass Information Systems, Inc. 1,125 54,360
Compass Diversified Holdings 5,189 119,347
Enact Holdings, Inc. 2,433 67,443
Essent Group Ltd. 8,613 461,398
EVERTEC, Inc. 5,370 194,018
Federal Agricultural Mortgage
Corp., Class
a
C 748 133,795
Finance of America Cos., Inc.,
Class
a
A* 4,386 3,791
Flywire Corp.* 8,731 247,873
I3 Verticals, Inc., Class
a
A* 1,850 39,423
International Money Express,
Inc.* 2,629 51,791

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Jackson Financial, Inc., Class
a
A 6,808 $ 374,780
Marqeta, Inc., Class
a
A* 39,452 257,622
Merchants Bancorp 1,303 55,847
Mr Cooper Group, Inc.* 5,299 377,713
NewtekOne, Inc. 1,915 22,099
NMI Holdings, Inc., Class
a
A* 6,645 199,882
Ocwen Financial Corp.* 528 13,770
Pagseguro Digital Ltd., Class
a
A* 16,314 227,091
Payoneer Global, Inc.* 21,771 105,807
Paysafe Ltd.* 2,666 38,389
Paysign, Inc.* 2,682 8,207
PennyMac Financial Services,
Inc. 2,098 178,183
Priority Technology Holdings,
Inc.* 1,449 4,796
Radian Group, Inc. 12,933 376,868
Remitly Global, Inc.* 10,936 225,500
Repay Holdings Corp., Class
a
A* 6,814 59,214
Security National Financial
Corp., Class
a
A* 1,035 8,922
StoneCo Ltd., Class
a
A* 23,916 411,594
SWK Holdings Corp.* 304 5,034
Velocity Financial, Inc.* 720 11,772
Walker & Dunlop, Inc. 2,613 249,228
Waterstone Financial, Inc. 1,444 18,267
5,068,644
Food Products — 0.5%
Alico, Inc. 586 16,238
B&G Foods, Inc.(a) 5,842 67,475
Benson Hill, Inc.*(a) 14,225 3,521
Beyond Meat, Inc.*(a) 4,872 52,082
BRC, Inc., Class
a
A*(a) 3,213 13,270
Calavo Growers, Inc. 1,422 41,039
Cal-Maine Foods, Inc. 3,374 193,971
Dole plc 5,875 69,384
Forafric Global plc*(a) 437 4,562
Fresh Del Monte Produce, Inc. 2,798 66,956
Hain Celestial Group, Inc.
(The)*(a) 7,347 73,470
J & J Snack Foods Corp. 1,235 179,174
John B Sanfilippo & Son, Inc. 737 75,447
Lancaster Colony Corp. 1,606 332,313
Limoneira Co.(a) 1,436 26,508
Mission Produce, Inc.* 3,982 42,010
Seneca Foods Corp., Class
a
A* 431 21,834
Simply Good Foods Co. (The)* 7,460 264,681
Sovos Brands, Inc.* 4,540 103,467
SunOpta, Inc.* 7,698 54,117
Tootsie Roll Industries, Inc. 1 18
TreeHouse Foods, Inc.* 4,231 151,427
Utz Brands, Inc. 5,917 104,672
Vital Farms, Inc.* 2,509 45,087
Westrock Coffee Co.*(a) 2,332 23,600
2,026,323
Gas Utilities — 0.5%
Brookfield Infrastructure Corp.,
Class
a
A(a) 9,850 326,725
Chesapeake Utilities Corp. 1,747 178,246
Investments Shares Value
Common Stocks (continued)
New Jersey Resources Corp. 7,989 $ 332,422
Northwest Natural Holding Co. 2,950 108,383
ONE Gas, Inc. 4,537 270,405
RGC Resources, Inc. 657 12,325
Southwest Gas Holdings, Inc. 5,077 345,998
Spire, Inc. 4,235 251,220
1,825,724
Ground Transportation — 0.3%
ArcBest Corp. 1,955 279,291
Covenant Logistics Group, Inc.,
Class
a
A 684 33,297
Daseke, Inc.* 3,375 27,844
FTAI Infrastructure, Inc. 8,128 37,226
Heartland Express, Inc. 3,849 49,190
Marten Transport Ltd. 4,773 89,971
PAM Transportation Services,
Inc.* 508 9,408
RXO, Inc.* 9,550 205,516
Universal Logistics Holdings,
Inc. 556 18,810
Werner Enterprises, Inc. 5,203 208,849
959,402
Health Care Equipment & Supplies — 1.5%
Accuray, Inc.*(a) 7,746 20,140
Alphatec Holdings, Inc.* 7,574 101,719
AngioDynamics, Inc.* 3,146 17,272
Artivion, Inc.* 3,234 62,416
AtriCure, Inc.* 3,824 133,725
Atrion Corp. 114 41,951
Avanos Medical, Inc.* 3,799 70,547
Axogen, Inc.* 3,338 35,249
Axonics, Inc.* 4,087 277,671
Beyond Air, Inc.*(a) 2,219 4,549
Butterfly Network, Inc.*(a) 11,635 13,846
Cerus Corp.* 14,569 31,760
ClearPoint Neuro, Inc.* 1,882 12,026
CONMED Corp. 2,518 202,246
Cutera, Inc.*(a) 1,505 3,371
CVRx, Inc.* 914 17,942
Embecta Corp. 4,746 67,773
Glaukos Corp.* 3,894 344,969
Haemonetics Corp.* 4,120 300,678
Inari Medical, Inc.* 4,392 202,559
Inmode Ltd.* 6,361 139,942
Inogen, Inc.* 1,914 12,728
Integer Holdings Corp.* 2,727 300,761
iRadimed Corp. 600 25,182
iRhythm Technologies, Inc.* 2,520 298,998
KORU Medical Systems, Inc.* 2,820 5,978
Lantheus Holdings, Inc.* 5,588 365,343
LeMaitre Vascular, Inc. 1,623 113,610
LivaNova plc* 4,456 244,233
Merit Medical Systems, Inc.* 4,672 356,006
Neogen Corp.* 17,900 307,701
Nevro Corp.* 2,915 42,442
Omnicell, Inc.* 3,692 96,878
OraSure Technologies, Inc.* 5,912 42,537

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Orchestra BioMed Holdings,
Inc.*(a) 1,198 $ 7,715
Orthofix Medical, Inc.* 2,888 37,717
OrthoPediatrics Corp.* 1,302 35,753
Outset Medical, Inc.* 4,104 12,928
Paragon 28, Inc.* 3,606 45,003
PROCEPT BioRobotics Corp.* 3,313 160,150
Pulmonx Corp.* 3,012 27,771
Pulse Biosciences, Inc.*(a) 1,327 13,111
RxSight, Inc.* 2,334 127,366
Sanara Medtech, Inc.*(a) 317 12,059
Semler Scientific, Inc.* 377 17,783
SI-BONE, Inc.* 3,266 56,665
Sight Sciences, Inc.* 1,775 7,135
Silk Road Medical, Inc.* 3,154 56,740
STAAR Surgical Co.* 3,991 124,679
Surmodics, Inc.* 1,132 36,111
Tactile Systems Technology,
Inc.* 1,912 29,158
Tela Bio, Inc.* 1,329 8,984
TransMedics Group, Inc.* 2,606 212,650
Treace Medical Concepts, Inc.* 3,713 49,903
UFP Technologies, Inc.* 583 121,445
Utah Medical Products, Inc. 281 19,721
Varex Imaging Corp.* 3,186 54,799
Vicarious Surgical, Inc., Class
a
A* 8,220 3,489
Zimvie, Inc.* 2,121 35,951
Zynex, Inc.*(a) 1,498 20,313
5,649,847
Health Care Providers & Services — 1.4%
23andMe Holding Co., Class
a
A* 24,993 14,246
Accolade, Inc.* 5,570 57,093
AdaptHealth Corp., Class
a
A* 7,859 80,398
Addus HomeCare Corp.* 1,286 118,672
Agiliti, Inc.* 2,434 24,024
AirSculpt Technologies, Inc.*(a) 1,001 6,316
Alignment Healthcare, Inc.* 6,989 41,934
AMN Healthcare Services, Inc.* 3,131 176,181
Astrana Health, Inc.* 3,518 158,451
Aveanna Healthcare Holdings,
Inc.* 4,159 9,857
Brookdale Senior Living, Inc.* 15,313 87,590
CareMax, Inc.* 206 1,584
Castle Biosciences, Inc.* 2,039 36,824
Community Health Systems,
Inc.* 10,324 28,804
CorVel Corp.* 716 174,704
Cross Country Healthcare, Inc.* 2,826 51,631
DocGo, Inc.* 6,387 25,995
Enhabit, Inc.* 4,136 37,224
Ensign Group, Inc. (The) 4,481 559,767
Fulgent Genetics, Inc.* 1,682 37,946
Guardant Health, Inc.* 9,276 176,244
HealthEquity, Inc.* 6,905 570,422
Hims & Hers Health, Inc.* 10,039 130,909
InfuSystem Holdings, Inc.* 1,492 13,801
Innovage Holding Corp.* 1,554 7,521
Joint Corp. (The)* 1,168 11,517
Investments Shares Value
Common Stocks (continued)
LifeStance Health Group,
Inc.*(a) 8,718 $ 72,795
ModivCare, Inc.* 1,046 29,330
Nano-X Imaging Ltd.*(a) 3,917 43,714
National HealthCare Corp. 1,027 101,324
National Research Corp. 1,183 47,699
NeoGenomics, Inc.* 10,464 163,238
OPKO Health, Inc.*(a) 33,120 33,120
Option Care Health, Inc.* 13,771 444,390
Owens & Minor, Inc.* 6,099 148,389
P3 Health Partners, Inc.*(a) 3,349 3,483
Patterson Cos., Inc. 7,057 191,174
Pediatrix Medical Group, Inc.* 6,913 63,254
Pennant Group, Inc. (The)* 2,342 43,678
PetIQ, Inc., Class
a
A* 2,244 40,863
Privia Health Group, Inc.* 9,250 206,460
Progyny, Inc.* 6,527 238,366
Quipt Home Medical Corp.* 3,366 14,440
RadNet, Inc.* 4,948 187,331
Select Medical Holdings Corp. 8,538 232,490
Surgery Partners, Inc.* 6,210 192,696
US Physical Therapy, Inc. 1,223 129,968
Viemed Healthcare, Inc.* 2,805 23,730
5,291,587
Health Care REITs — 0.3%
CareTrust REIT, Inc., REIT 8,232 185,714
Community Healthcare Trust,
Inc., REIT 2,193 59,518
Diversified Healthcare Trust,
REIT 19,630 64,386
Global Medical REIT, Inc., REIT 5,011 44,848
LTC Properties, Inc., REIT 3,368 105,957
National Health Investors, Inc.,
REIT 3,431 197,180
Sabra Health Care REIT, Inc.,
REIT 19,023 264,039
Universal Health Realty Income
Trust, REIT 1,057 40,991
962,633
Health Care Technology — 0.2%
American Well Corp., Class
a
A* 20,448 22,084
Computer Programs and
Systems, Inc.* 1,173 10,393
Definitive Healthcare Corp.,
Class
a
A* 3,811 36,281
Evolent Health, Inc., Class
a
A* 9,047 306,784
Health Catalyst, Inc.* 4,642 38,621
HealthStream, Inc. 1,980 54,014
Multiplan Corp.* 31,602 35,394
OptimizeRx Corp.* 1,328 21,022
Phreesia, Inc.* 4,352 107,712
Schrodinger, Inc.* 4,475 113,934
Sharecare, Inc.* 25,322 23,803
Simulations Plus, Inc. 1,302 54,033
824,075

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.,
REIT 17,719 $ 285,099
Braemar Hotels & Resorts, Inc.,
REIT 5,387 12,282
Chatham Lodging Trust, REIT 3,961 40,402
DiamondRock Hospitality Co.,
REIT 17,279 162,422
Pebblebrook Hotel Trust, REIT 9,771 154,773
RLJ Lodging Trust, REIT 12,733 151,141
Ryman Hospitality Properties,
Inc., REIT 4,796 568,230
Service Properties Trust, REIT 13,554 92,167
Summit Hotel Properties, Inc.,
REIT 8,612 55,289
Sunstone Hotel Investors, Inc.,
REIT 17,119 191,562
Xenia Hotels & Resorts, Inc.,
REIT 8,824 135,360
1,848,727
Hotels, Restaurants & Leisure — 1.3%
Accel Entertainment, Inc.,
Class
a
A* 4,381 49,637
Bally's Corp.* 2,421 27,212
Biglari Holdings, Inc., Class
a
B* 59 10,219
BJ's Restaurants, Inc.* 1,868 65,417
Bloomin' Brands, Inc. 7,201 195,723
Bowlero Corp., Class
a
A(a) 1,385 17,243
Brinker International, Inc.* 3,605 167,056
Carrols Restaurant Group, Inc. 3,017 28,571
Century Casinos, Inc.* 2,258 6,571
Cheesecake Factory, Inc. (The) 3,987 141,060
Chuy's Holdings, Inc.* 1,484 50,204
Cracker Barrel Old Country
Store, Inc.(a) 1,815 120,026
Dave & Buster's Entertainment,
Inc.* 2,971 183,430
Denny's Corp.* 4,214 38,895
Dine Brands Global, Inc. 1,271 61,656
El Pollo Loco Holdings, Inc.* 2,284 20,693
Everi Holdings, Inc.* 6,935 82,249
First Watch Restaurant Group,
Inc.* 1,825 45,716
Full House Resorts, Inc.* 2,700 13,851
Global Business Travel Group
I*(a) 2,650 15,900
Golden Entertainment, Inc. 1,662 61,594
Hilton Grand Vacations, Inc.* 6,606 296,477
Inspired Entertainment, Inc.* 1,782 17,642
International Game Technology
plc 8,923 242,438
Jack in the Box, Inc. 1,665 121,545
Krispy Kreme, Inc.(a) 7,192 93,065
Kura Sushi USA, Inc., Class
a
A* 479 45,519
Life Time Group Holdings, Inc.* 3,669 50,412
Light & Wonder, Inc.* 7,506 754,428
Lindblad Expeditions Holdings,
Inc.* 2,871 26,614
Monarch Casino & Resort, Inc. 1,107 77,877
Investments Shares Value
Common Stocks (continued)
Mondee Holdings, Inc.,
Class
a
A*(a) 3,727 $ 8,386
Nathan's Famous, Inc. 233 16,368
Noodles & Co., Class
a
A* 3,298 8,278
ONE Group Hospitality, Inc.
(The)* 1,805 7,058
Papa John's International, Inc. 2,702 194,247
PlayAGS, Inc.* 3,032 28,137
Portillo's, Inc., Class
a
A* 3,723 54,095
Potbelly Corp.* 2,142 29,731
RCI Hospitality Holdings, Inc. 719 40,523
Red Robin Gourmet Burgers,
Inc.* 1,303 9,746
Red Rock Resorts, Inc., Class
a
A 3,911 226,799
Rush Street Interactive, Inc.* 5,308 31,052
Sabre Corp.* 27,212 72,112
Shake Shack, Inc., Class
a
A* 3,105 330,124
Six Flags Entertainment Corp.* 5,935 150,393
Super Group SGHC Ltd.* 11,204 36,973
Sweetgreen, Inc., Class
a
A* 7,936 101,105
Target Hospitality Corp.*(a) 2,568 24,858
United Parks & Resorts, Inc.* 2,988 153,434
Xponential Fitness, Inc.,
Class
a
A* 2,068 20,845
4,673,204
Household Durables — 1.4%
Beazer Homes USA, Inc.* 2,421 75,850
Cavco Industries, Inc.* 719 267,878
Century Communities, Inc. 2,339 201,832
Cricut, Inc., Class
a
A 3,929 18,977
Dream Finders Homes, Inc.,
Class
a
A* 1,991 77,908
Ethan Allen Interiors, Inc. 1,876 62,715
GoPro, Inc., Class
a
A* 10,363 24,249
Green Brick Partners, Inc.* 2,142 125,307
Helen of Troy Ltd.* 1,953 244,125
Hooker Furnishings Corp. 876 21,471
Hovnanian Enterprises, Inc.,
Class
a
A* 400 62,664
Installed Building Products, Inc. 1,948 465,436
iRobot Corp.*(a) 2,252 25,695
KB Home 5,857 389,080
Landsea Homes Corp.* 1,659 22,596
La-Z-Boy, Inc. 3,568 135,548
Legacy Housing Corp.* 815 20,962
LGI Homes, Inc.* 1,711 195,208
Lovesac Co. (The)* 1,153 26,565
M/I Homes, Inc.* 2,213 281,029
MDC Holdings, Inc. 4,929 309,048
Meritage Homes Corp. 2,993 471,876
Purple Innovation, Inc., Class
a
A 4,500 8,370
Skyline Champion Corp.* 4,402 368,844
Snap One Holdings Corp.*(a) 1,503 12,445
Sonos, Inc.* 10,437 197,886
Taylor Morrison Home Corp.,
Class
a
A* 8,515 482,034
Traeger, Inc.* 2,914 6,469
Tri Pointe Homes, Inc.* 7,904 279,644
United Homes Group, Inc.*(a) 443 3,092

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Vizio Holding Corp., Class
a
A* 6,307 $ 69,440
VOXX International Corp.,
Class
a
A* 973 8,270
Worthington Enterprises, Inc. 2,529 157,101
5,119,614
Household Products — 0.2%
Central Garden & Pet Co.* 792 34,745
Central Garden & Pet Co.,
Class
a
A* 4,241 159,843
Energizer Holdings, Inc. 5,887 168,074
Oil-Dri Corp. of America 403 28,730
WD-40 Co. 1,116 299,523
690,915
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class
a
A* 5,249 35,746
Montauk Renewables, Inc.* 5,474 31,092
Ormat Technologies, Inc. 4,393 286,204
Sunnova Energy International,
Inc.*(a) 8,732 63,569
416,611
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 2,135 48,806
Industrial REITs — 0.3%
Innovative Industrial Properties,
Inc., REIT 2,295 224,887
LXP Industrial Trust, REIT 23,809 206,186
Plymouth Industrial REIT, Inc.,
REIT 3,628 78,256
Terreno Realty Corp., REIT 6,812 438,011
947,340
Insurance — 1.1%
Ambac Financial Group, Inc.* 3,635 59,469
American Coastal Insurance
Corp.*(a) 1,612 22,471
American Equity Investment Life
Holding Co.* 6,460 358,788
AMERISAFE, Inc. 1,567 82,675
BRP Group, Inc., Class
a
A* 4,948 137,653
CNO Financial Group, Inc. 9,204 245,655
Crawford & Co., Class
a
A 1,191 13,947
Donegal Group, Inc., Class
a
A 1,281 17,934
eHealth, Inc.* 2,302 15,193
Employers Holdings, Inc. 2,108 96,357
Enstar Group Ltd.* 980 301,781
F&G Annuities & Life, Inc. 1,538 58,106
Fidelis Insurance Holdings Ltd.* 1,245 18,625
Genworth Financial, Inc.,
Class
a
A* 37,978 233,565
GoHealth, Inc., Class
a
A* 342 4,603
Goosehead Insurance, Inc.,
Class
a
A* 1,771 133,976
Greenlight Capital Re Ltd.,
Class
a
A* 2,122 26,801
HCI Group, Inc. 530 51,739
Investments Shares Value
Common Stocks (continued)
Hippo Holdings, Inc.*(a) 875 $ 12,294
Horace Mann Educators Corp. 3,378 122,250
Investors Title Co. 100 15,542
James River Group Holdings
Ltd. 3,042 30,389
Kingsway Financial Services,
Inc.* 896 7,903
Lemonade, Inc.*(a) 4,166 67,656
Maiden Holdings Ltd.* 7,452 10,060
MBIA, Inc. 3,756 24,527
Mercury General Corp. 2,203 107,264
National Western Life Group,
Inc., Class
a
A 186 90,318
NI Holdings, Inc.* 677 9,478
Oscar Health, Inc., Class
a
A* 12,953 210,616
Palomar Holdings, Inc.* 2,003 152,508
ProAssurance Corp. 4,282 52,797
Safety Insurance Group, Inc. 1,181 97,031
Selective Insurance Group, Inc. 4,949 517,071
Selectquote, Inc.* 11,203 21,734
SiriusPoint Ltd.* 5,741 70,442
Skyward Specialty Insurance
Group, Inc.* 1,959 71,680
Stewart Information Services
Corp. 2,201 138,619
Tiptree, Inc., Class
a
A 1,972 34,530
Trupanion, Inc.*(a) 3,251 86,964
United Fire Group, Inc. 1,727 40,222
Universal Insurance Holdings,
Inc. 1,997 40,319
3,911,552
Interactive Media & Services — 0.4%
Bumble, Inc., Class
a
A* 8,315 95,207
Cargurus, Inc., Class
a
A* 8,035 177,895
Cars.com, Inc.* 5,467 100,265
DHI Group, Inc.* 3,514 9,945
EverQuote, Inc., Class
a
A* 1,762 28,227
fuboTV, Inc.* 23,265 48,158
Grindr, Inc.*(a) 3,368 27,887
MediaAlpha, Inc., Class
a
A* 1,857 38,533
Nextdoor Holdings, Inc.* 11,952 26,175
Outbrain, Inc.* 3,371 12,405
QuinStreet, Inc.* 4,341 63,509
Shutterstock, Inc. 2,026 98,788
System1, Inc.*(a) 2,686 4,486
TrueCar, Inc.* 7,353 25,588
Vimeo, Inc.* 12,504 59,894
Yelp, Inc., Class
a
A* 5,472 210,344
Ziff Davis, Inc.* 3,802 261,425
ZipRecruiter, Inc., Class
a
A* 5,558 70,698
1,359,429
IT Services — 0.3%
Applied Digital Corp.*(a) 6,735 27,950
BigBear.ai Holdings, Inc.*(a) 2,404 8,077
BigCommerce Holdings, Inc.,
Series 1* 5,521 42,788
Brightcove, Inc.* 3,584 7,939
Couchbase, Inc.* 2,857 80,225

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
DigitalOcean Holdings, Inc.* 5,210 $ 197,563
Fastly, Inc., Class
a
A* 9,924 141,119
Grid Dynamics Holdings, Inc.* 4,627 62,418
Hackett Group, Inc. (The) 2,055 50,800
Information Services Group, Inc. 2,883 12,483
Perficient, Inc.* 2,820 182,933
Rackspace Technology, Inc.* 5,194 10,959
Squarespace, Inc., Class
a
A* 4,148 138,046
Thoughtworks Holding, Inc.* 7,604 23,725
Tucows, Inc., Class
a
A*(a) 816 15,422
Unisys Corp.* 5,461 28,343
1,030,790
Leisure Products — 0.2%
Acushnet Holdings Corp. 2,533 163,176
AMMO, Inc.* 7,406 17,626
Clarus Corp. 2,405 13,853
Escalade, Inc.(a) 818 12,131
Funko, Inc., Class
a
A* 2,929 20,620
JAKKS Pacific, Inc.* 606 21,277
Johnson Outdoors, Inc., Class
a
A 444 20,406
Latham Group, Inc.* 3,189 10,811
Malibu Boats, Inc., Class
a
A* 1,670 72,879
Marine Products Corp. 692 7,930
MasterCraft Boat Holdings, Inc.* 1,395 30,592
Smith & Wesson Brands, Inc. 3,757 51,584
Solo Brands, Inc., Class
a
A* 1,631 4,404
Sturm Ruger & Co., Inc. 1,436 62,208
Topgolf Callaway Brands Corp.* 11,826 168,402
Vista Outdoor, Inc.* 4,747 148,106
826,005
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.* 9,326 38,330
Akoya Biosciences, Inc.* 1,904 10,929
BioLife Solutions, Inc.* 2,857 48,283
Codexis, Inc.* 5,723 26,612
CryoPort, Inc.* 3,554 62,799
Cytek Biosciences, Inc.* 9,953 76,638
Harvard Bioscience, Inc.* 3,328 14,410
MaxCyte, Inc.* 7,176 33,010
Mesa Laboratories, Inc. 424 46,297
Nautilus Biotechnology, Inc.,
Class
a
A* 4,146 11,153
OmniAb, Inc.* 7,656 44,711
Pacific Biosciences of
California, Inc.* 20,699 114,465
Quanterix Corp.* 2,894 69,340
Quantum-Si, Inc.*(a) 8,354 13,951
Seer, Inc., Class
a
A* 4,813 8,760
619,688
Machinery — 2.0%
374Water, Inc.*(a) 5,066 6,738
3D Systems Corp.* 10,733 44,435
Alamo Group, Inc. 830 167,901
Albany International Corp.,
Class
a
A 2,570 241,246
Astec Industries, Inc. 1,867 75,800
Barnes Group, Inc. 4,025 140,633
Investments Shares Value
Common Stocks (continued)
Blue Bird Corp.* 2,080 $ 70,387
Chart Industries, Inc.* 3,531 504,439
Columbus McKinnon Corp. 2,317 96,781
Commercial Vehicle Group, Inc.* 2,672 17,475
Desktop Metal, Inc., Class
a
A*(a) 23,036 14,091
Douglas Dynamics, Inc. 1,854 46,535
Energy Recovery, Inc.* 4,578 71,554
Enerpac Tool Group Corp.,
Class
a
A 4,484 151,156
Enpro, Inc. 1,722 268,322
ESCO Technologies, Inc. 2,105 214,478
Federal Signal Corp. 4,925 403,407
Franklin Electric Co., Inc. 3,796 394,632
Gencor Industries, Inc.* 866 14,194
Gorman-Rupp Co. (The) 1,881 70,218
Greenbrier Cos., Inc. (The) 2,509 129,841
Helios Technologies, Inc. 2,724 120,265
Hillenbrand, Inc. 5,759 273,840
Hillman Solutions Corp.* 16,042 156,249
Hyliion Holdings Corp.* 12,122 22,062
Hyster-Yale Materials Handling,
Inc. 914 53,816
John Bean Technologies Corp. 2,616 265,472
Kadant, Inc. 960 323,808
Kennametal, Inc. 6,628 167,291
Lindsay Corp. 910 108,572
Luxfer Holdings plc 2,195 21,774
Manitowoc Co., Inc. (The)* 2,863 39,910
Mayville Engineering Co., Inc.* 922 11,285
Microvast Holdings, Inc.*(a) 17,655 15,189
Miller Industries, Inc. 914 41,139
Mueller Industries, Inc. 9,213 473,364
Mueller Water Products, Inc.,
Class
a
A 12,754 198,325
Nikola Corp.*(a) 51,067 38,004
Omega Flex, Inc. 269 18,736
Park-Ohio Holdings Corp. 703 18,883
Proto Labs, Inc.* 2,165 78,871
REV Group, Inc. 2,602 53,705
Shyft Group, Inc. (The) 2,777 28,631
SPX Technologies, Inc.* 3,628 425,165
Standex International Corp. 969 167,637
Tennant Co. 1,522 172,275
Terex Corp. 5,466 313,475
Titan International, Inc.* 4,307 54,957
Trinity Industries, Inc. 6,671 169,310
Velo3D, Inc.*(a) 7,470 2,040
Wabash National Corp. 3,785 103,255
Watts Water Technologies, Inc.,
Class
a
A 2,247 458,276
7,539,844
Marine Transportation — 0.2%
Costamare, Inc. 3,816 43,388
Eagle Bulk Shipping, Inc.(a) 759 46,504
Genco Shipping & Trading Ltd. 3,459 70,564
Golden Ocean Group Ltd. 10,113 130,154
Himalaya Shipping Ltd.* 2,317 18,281
Matson, Inc. 2,837 315,049

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Pangaea Logistics Solutions
Ltd. 2,991 $ 25,064
Safe Bulkers, Inc. 5,448 25,279
674,283
Media — 0.4%
Advantage Solutions, Inc.* 7,134 27,181
AMC Networks, Inc., Class
a
A* 2,537 32,829
Boston Omaha Corp., Class
a
A* 1,927 31,622
Cardlytics, Inc.* 3,002 24,887
Clear Channel Outdoor
Holdings, Inc.* 30,804 52,983
Daily Journal Corp.* 110 37,241
EchoStar Corp., Class
a
A* 10,000 131,100
Emerald Holding, Inc.* 1,283 6,877
Entravision Communications
Corp., Class
a
A 4,942 19,027
EW Scripps Co. (The), Class
a
A* 4,887 19,695
Gambling.com Group Ltd.* 1,259 11,532
Gannett Co., Inc.* 11,847 25,234
Gray Television, Inc. 6,943 40,547
iHeartMedia, Inc., Class
a
A* 8,528 23,623
Integral Ad Science Holding
Corp.* 3,988 41,316
John Wiley & Sons, Inc., Class
a
A 2,995 99,883
Magnite, Inc.* 11,117 133,626
PubMatic, Inc., Class
a
A* 3,512 73,541
Scholastic Corp. 2,200 86,768
Sinclair, Inc. 2,698 40,065
Stagwell, Inc., Class
a
A* 6,592 35,201
TechTarget, Inc.* 2,088 66,210
TEGNA, Inc. 16,593 232,468
Thryv Holdings, Inc.* 2,546 53,313
Townsquare Media, Inc.,
Class
a
A 958 10,193
Urban One, Inc.* 936 2,724
Urban One, Inc., Class
a
A* 743 2,459
WideOpenWest, Inc.* 4,109 16,436
1,378,581
Metals & Mining — 1.0%
5E Advanced Materials, Inc.*(a) 3,227 5,841
Alpha Metallurgical Resources,
Inc. 949 358,010
Arch Resources, Inc. 1,479 244,464
ATI, Inc.* 10,597 521,160
Caledonia Mining Corp. plc 1,348 13,332
Carpenter Technology Corp. 4,020 259,893
Century Aluminum Co.* 4,321 45,241
Coeur Mining, Inc.* 27,205 70,461
Commercial Metals Co. 9,627 519,858
Compass Minerals International,
Inc. 2,814 64,159
Constellium SE, Class
a
A* 10,587 205,282
Contango ORE, Inc.*(a) 641 10,852
Dakota Gold Corp.* 4,617 9,788
Haynes International, Inc. 1,028 61,094
Hecla Mining Co. 50,213 177,754
i-80 Gold Corp.* 15,863 19,987
Ivanhoe Electric, Inc.* 5,189 38,399
Investments Shares Value
Common Stocks (continued)
Kaiser Aluminum Corp. 1,311 $ 95,074
Materion Corp. 1,689 226,867
Metallus, Inc.* 3,573 77,713
NioCorp Developments Ltd.* 171 446
Novagold Resources, Inc.* 19,865 49,265
Olympic Steel, Inc. 811 55,164
Perpetua Resources Corp.*(a) 3,102 8,965
Piedmont Lithium, Inc.* 1,474 21,461
Radius Recycling, Inc., Class
a
A 2,125 41,990
Ramaco Resources, Inc.,
Class
a
A 1,829 32,154
Ramaco Resources, Inc.,
Class
a
B(a) 371 4,452
Ryerson Holding Corp. 2,312 73,013
SunCoke Energy, Inc. 6,866 73,535
Tredegar Corp. 2,192 9,535
Warrior Met Coal, Inc. 4,251 242,180
Worthington Steel, Inc.* 2,529 80,068
3,717,457
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AFC Gamma, Inc. 1,346 15,479
Angel Oak Mortgage REIT, Inc. 970 10,156
Apollo Commercial Real Estate
Finance, Inc. 11,667 130,787
Arbor Realty Trust, Inc.(a) 15,127 202,702
Ares Commercial Real Estate
Corp. 4,271 32,203
ARMOUR Residential REIT, Inc.
(a) 4,040 79,992
Blackstone Mortgage Trust, Inc.,
Class
a
A(a) 14,159 288,419
BrightSpire Capital, Inc.,
Class
a
A 10,586 73,149
Chicago Atlantic Real Estate
Finance, Inc. 1,343 21,877
Chimera Investment Corp. 18,690 81,488
Claros Mortgage Trust, Inc. 7,456 72,174
Dynex Capital, Inc. 4,637 57,221
Ellington Financial, Inc. 6,174 69,951
Franklin BSP Realty Trust, Inc. 6,831 88,188
Granite Point Mortgage Trust,
Inc. 4,198 19,899
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 8,696 218,878
Invesco Mortgage Capital, Inc. 3,693 33,351
KKR Real Estate Finance Trust,
Inc. 4,839 47,180
Ladder Capital Corp., Class
a
A 9,306 100,598
MFA Financial, Inc. 8,406 94,315
New York Mortgage Trust, Inc. 7,477 53,909
Nexpoint Real Estate Finance,
Inc. 662 9,295
Orchid Island Capital, Inc.(a) 4,323 37,178
PennyMac Mortgage Investment
Trust 7,144 100,945
Ready Capital Corp. 13,160 116,203
Redwood Trust, Inc. 9,358 57,365
TPG RE Finance Trust, Inc. 5,674 42,442
Two Harbors Investment Corp. 7,991 101,246
2,256,590

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Multi-Utilities — 0.2%
Avista Corp. 6,301 $ 209,193
Black Hills Corp. 5,546 288,558
Northwestern Energy Group,
Inc. 5,067 242,811
Unitil Corp. 1,311 66,809
807,371
Office REITs — 0.4%
Brandywine Realty Trust, REIT 13,982 60,123
City Office REIT, Inc., REIT 3,201 14,661
COPT Defense Properties, REIT 9,267 224,539
Douglas Emmett, Inc., REIT 13,253 175,205
Easterly Government Properties,
Inc., Class
a
A, REIT 7,875 92,925
Equity Commonwealth, REIT* 8,388 157,946
JBG SMITH Properties, REIT 8,333 138,161
Office Properties Income Trust,
REIT 3,955 10,560
Orion Office REIT, Inc., REIT 4,695 16,479
Paramount Group, Inc., REIT 15,201 67,340
Peakstone Realty Trust, REIT(a) 2,973 40,938
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 10,147 63,622
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,677 24,015
SL Green Realty Corp., REIT(a) 5,324 258,107
1,344,621
Oil, Gas & Consumable Fuels — 2.5%
Amplify Energy Corp.* 2,980 17,999
Ardmore Shipping Corp. 3,429 55,653
Berry Corp. 6,192 43,654
California Resources Corp. 5,724 298,621
Callon Petroleum Co.* 5,035 156,891
Centrus Energy Corp., Class
a
A* 1,009 41,157
Chord Energy Corp. 3,439 558,666
Civitas Resources, Inc. 6,645 456,379
Clean Energy Fuels Corp.* 13,934 41,105
CNX Resources Corp.* 12,872 269,668
Comstock Resources, Inc. 7,551 64,561
CONSOL Energy, Inc. 2,512 215,580
Crescent Energy Co., Class
a
A(a) 6,334 70,814
CVR Energy, Inc. 2,434 80,760
Delek US Holdings, Inc. 5,288 134,895
DHT Holdings, Inc. 11,269 121,931
Dorian LPG Ltd. 2,833 102,413
Empire Petroleum Corp.*(a) 1,072 6,357
Encore Energy Corp.*(a) 12,051 46,517
Energy Fuels, Inc.*(a) 12,907 81,701
Enviva, Inc.*(a) 2,570 1,027
Equitrans Midstream Corp. 35,894 383,707
Evolution Petroleum Corp. 2,550 14,943
Excelerate Energy, Inc., Class
a
A 1,488 23,362
FLEX LNG Ltd. 2,448 61,787
FutureFuel Corp. 2,147 12,732
Gevo, Inc.*(a) 19,202 17,120
Golar LNG Ltd. 8,231 167,007
Granite Ridge Resources, Inc.(a) 2,800 17,220
Investments Shares Value
Common Stocks (continued)
Green Plains, Inc.* 4,779 $ 101,793
Gulfport Energy Corp.* 921 130,773
Hallador Energy Co.* 1,876 14,258
HighPeak Energy, Inc.(a) 989 16,388
International Seaways, Inc. 3,338 176,680
Kinetik Holdings, Inc., Class
a
A(a) 1,496 52,839
Kosmos Energy Ltd.* 37,511 230,318
Magnolia Oil & Gas Corp.,
Class
a
A 14,743 334,371
Matador Resources Co. 9,313 588,116
Murphy Oil Corp. 12,213 484,490
NACCO Industries, Inc., Class
a
A 345 11,464
NextDecade Corp.*(a) 6,414 29,440
Nordic American Tankers Ltd. 16,863 68,632
Northern Oil & Gas, Inc. 7,233 258,435
Overseas Shipholding Group,
Inc., Class
a
A 5,076 30,862
Par Pacific Holdings, Inc.* 4,540 163,985
PBF Energy, Inc., Class
a
A 9,171 428,286
Peabody Energy Corp. 9,397 232,764
Permian Resources Corp.,
Class
a
A 32,084 499,227
PrimeEnergy Resources Corp.* 59 5,832
REX American Resources Corp.* 1,275 56,074
Riley Exploration Permian, Inc. 728 17,217
Ring Energy, Inc.*(a) 9,847 14,081
SandRidge Energy, Inc. 2,622 34,191
Scorpio Tankers, Inc. 3,924 263,418
SFL Corp. Ltd. 9,460 126,386
SilverBow Resources, Inc.* 1,732 49,171
Sitio Royalties Corp., Class
a
A 6,753 154,103
SM Energy Co. 9,713 425,138
Talos Energy, Inc.* 11,148 147,042
Teekay Corp.* 5,089 38,524
Teekay Tankers Ltd., Class
a
A 1,963 107,612
Tellurian, Inc.*(a) 45,415 36,055
Uranium Energy Corp.* 31,067 201,314
VAALCO Energy, Inc. 8,852 39,480
Verde Clean Fuels, Inc.* 50 212
Vertex Energy, Inc.*(a) 5,364 7,241
Vital Energy, Inc.* 1,920 96,634
Vitesse Energy, Inc. 2,060 46,824
W&T Offshore, Inc. 8,073 24,380
World Kinect Corp. 4,912 119,656
9,427,933
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,341 52,688
Glatfelter Corp.*(a) 3,634 8,104
Sylvamo Corp. 2,942 177,726
238,518
Passenger Airlines — 0.2%
Allegiant Travel Co. 1,298 94,468
Blade Air Mobility, Inc.* 4,944 15,722
Frontier Group Holdings, Inc.*(a) 3,167 21,979
Hawaiian Holdings, Inc.* 4,186 59,065
JetBlue Airways Corp.* 27,617 178,958
Joby Aviation, Inc.*(a) 22,900 128,698
SkyWest, Inc.* 3,327 213,660

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Spirit Airlines, Inc.(a) 9,016 $ 58,153
Sun Country Airlines Holdings,
Inc.* 3,098 46,470
817,173
Personal Care Products — 0.6%
Beauty Health Co. (The)* 6,720 22,378
BellRing Brands, Inc.* 10,841 617,395
Edgewell Personal Care Co. 4,142 158,183
elf Beauty, Inc.* 4,434 924,622
Herbalife Ltd.* 8,119 71,691
Inter Parfums, Inc. 1,508 221,254
Medifast, Inc. 882 35,359
Nature's Sunshine Products,
Inc.* 1,084 19,241
Nu Skin Enterprises, Inc.,
Class
a
A 4,095 51,187
USANA Health Sciences, Inc.* 936 45,171
Waldencast plc, Class
a
A*(a) 2,962 19,786
2,186,267
Pharmaceuticals — 1.0%
Aclaris Therapeutics, Inc.* 5,702 6,785
Amneal Pharmaceuticals, Inc.* 10,009 55,250
Amphastar Pharmaceuticals,
Inc.* 3,163 147,301
Amylyx Pharmaceuticals, Inc.* 4,171 78,623
ANI Pharmaceuticals, Inc.* 1,193 80,730
Arvinas, Inc.* 4,031 185,345
Assertio Holdings, Inc.* 7,286 6,440
Atea Pharmaceuticals, Inc.* 6,295 27,131
Axsome Therapeutics, Inc.* 2,926 238,118
Biote Corp., Class
a
A* 1,150 6,843
Bright Green Corp.*(a) 5,100 1,271
Cara Therapeutics, Inc.*(a) 3,840 3,265
Cassava Sciences, Inc.*(a) 3,266 75,053
Citius Pharmaceuticals, Inc.*(a) 10,091 7,753
Collegium Pharmaceutical, Inc.* 2,846 104,477
Corcept Therapeutics, Inc.* 6,590 154,865
CorMedix, Inc.*(a) 4,512 15,973
Cymabay Therapeutics, Inc.* 9,297 299,270
Edgewise Therapeutics, Inc.* 3,512 57,351
Enliven Therapeutics, Inc.*(a) 1,918 30,630
Evolus, Inc.* 3,401 50,437
Eyenovia, Inc.*(a) 2,469 5,345
EyePoint Pharmaceuticals, Inc.* 2,194 59,699
Harmony Biosciences Holdings,
Inc.* 2,647 84,969
Harrow, Inc.*(a) 2,490 26,954
Ikena Oncology, Inc.* 2,542 3,635
Innoviva, Inc.* 4,896 74,811
Intra-Cellular Therapies, Inc.* 7,694 534,887
Ligand Pharmaceuticals, Inc.* 1,382 109,662
Liquidia Corp.*(a) 3,895 55,153
Longboard Pharmaceuticals,
Inc.* 1,278 28,346
Marinus Pharmaceuticals, Inc.* 4,165 39,568
Neumora Therapeutics, Inc.*(a) 1,223 21,562
NGM Biopharmaceuticals,
Inc.*(a) 3,578 5,439
Investments Shares Value
Common Stocks (continued)
Nuvation Bio, Inc.* 11,962 $ 22,369
Ocular Therapeutix, Inc.* 6,562 66,014
Omeros Corp.*(a) 4,999 22,496
Optinose, Inc.* 5,987 10,657
Pacira BioSciences, Inc.* 3,741 111,183
Phathom Pharmaceuticals,
Inc.*(a) 2,632 28,162
Phibro Animal Health Corp.,
Class
a
A 1,681 21,735
Pliant Therapeutics, Inc.* 4,692 74,462
Prestige Consumer Healthcare,
Inc.* 4,093 284,791
Revance Therapeutics, Inc.* 7,185 51,301
Scilex Holding Co.* 4,873 11,062
scPharmaceuticals, Inc.*(a) 2,371 14,273
SIGA Technologies, Inc. 3,783 19,709
Supernus Pharmaceuticals, Inc.* 4,036 119,869
Taro Pharmaceutical Industries
Ltd.* 671 28,229
Tarsus Pharmaceuticals, Inc.* 2,355 90,008
Terns Pharmaceuticals, Inc.* 3,519 25,759
Theravance Biopharma, Inc.*(a) 4,231 40,068
Third Harmonic Bio, Inc.*(a) 1,599 16,214
Trevi Therapeutics, Inc.* 3,460 10,103
Ventyx Biosciences, Inc.*(a) 3,843 27,208
Verrica Pharmaceuticals, Inc.*(a) 1,715 9,038
WaVe Life Sciences Ltd.* 4,856 23,357
Xeris Biopharma Holdings, Inc.* 10,924 33,591
Zevra Therapeutics, Inc.*(a) 2,987 20,132
3,864,731
Professional Services — 1.4%
Alight, Inc., Class
a
A* 34,046 306,755
ASGN, Inc.* 3,887 386,057
Asure Software, Inc.* 1,878 17,503
Barrett Business Services, Inc. 542 66,119
BlackSky Technology, Inc.,
Class
a
A*(a) 9,815 13,937
CBIZ, Inc.* 3,938 297,437
Conduent, Inc.* 14,135 48,624
CRA International, Inc. 558 73,957
CSG Systems International, Inc. 2,599 141,802
ExlService Holdings, Inc.* 13,286 413,460
Exponent, Inc. 4,163 336,745
First Advantage Corp. 4,442 69,562
FiscalNote Holdings, Inc.*(a) 4,904 8,092
Forrester Research, Inc.* 963 19,424
Franklin Covey Co.* 954 36,424
Heidrick & Struggles
International, Inc. 1,627 55,318
HireQuest, Inc.(a) 441 5,909
HireRight Holdings Corp.* 1,131 16,026
Huron Consulting Group, Inc.* 1,564 153,475
IBEX Holdings Ltd.* 766 12,225
ICF International, Inc. 1,538 238,159
Innodata, Inc.*(a) 2,126 15,732
Insperity, Inc. 2,922 297,430
Kelly Services, Inc., Class
a
A 2,568 62,993
Kforce, Inc. 1,575 109,683
Korn Ferry 4,288 272,974

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Legalzoom.com, Inc.* 9,733 $ 120,689
Maximus, Inc. 4,999 418,216
Mistras Group, Inc.* 1,711 14,800
NV5 Global, Inc.* 1,142 116,153
Planet Labs PBC* 14,392 31,519
Resources Connection, Inc. 2,664 36,843
Skillsoft Corp.* 358 4,368
Sterling Check Corp.* 2,577 40,382
TriNet Group, Inc.* 2,631 336,794
TrueBlue, Inc.* 2,498 29,352
TTEC Holdings, Inc. 1,598 27,885
Upwork, Inc.* 10,275 134,603
Verra Mobility Corp., Class
a
A* 11,471 248,003
Willdan Group, Inc.* 1,001 20,901
5,056,330
Real Estate Management & Development — 0.4%
American Realty Investors,
Inc.*(a) 123 2,380
Anywhere Real Estate, Inc.* 8,858 55,540
Compass, Inc., Class
a
A* 23,387 92,379
Cushman & Wakefield plc* 13,648 136,344
DigitalBridge Group, Inc. 13,295 244,229
Douglas Elliman, Inc. 6,655 12,245
eXp World Holdings, Inc.(a) 5,858 76,740
Forestar Group, Inc.* 1,506 50,782
FRP Holdings, Inc.* 542 32,628
Kennedy-Wilson Holdings, Inc. 9,835 86,351
Marcus & Millichap, Inc. 1,949 71,509
Maui Land & Pineapple Co.,
Inc.* 619 12,114
Newmark Group, Inc., Class
a
A 11,280 121,711
Opendoor Technologies, Inc.* 45,653 140,611
RE/MAX Holdings, Inc., Class
a
A 1,436 12,249
Redfin Corp.* 8,984 63,831
RMR Group, Inc. (The), Class
a
A 1,265 30,955
St Joe Co. (The) 2,829 152,398
Star Holdings* 1,065 13,153
Stratus Properties, Inc.* 462 10,095
Tejon Ranch Co.* 1,722 28,637
Transcontinental Realty
Investors, Inc.* 105 4,081
1,450,962
Residential REITs — 0.2%
Apartment Investment and
Management Co., Class
a
A,
REIT* 12,016 88,678
BRT Apartments Corp., REIT 963 14,907
Centerspace, REIT 1,240 68,932
Clipper Realty, Inc., REIT 940 4,399
Elme Communities, REIT 7,223 93,032
Independence Realty Trust, Inc.,
REIT 18,542 271,455
NexPoint Residential Trust, Inc.,
REIT 1,878 54,856
UMH Properties, Inc., REIT 4,917 75,722
Veris Residential, Inc., REIT 6,501 94,915
766,896
Investments Shares Value
Common Stocks (continued)
Retail REITs — 0.6%
Acadia Realty Trust, REIT 7,680 $ 125,875
Alexander's, Inc., REIT 175 38,684
CBL & Associates Properties,
Inc., REIT(a) 2,211 50,986
Getty Realty Corp., REIT 3,922 103,384
InvenTrust Properties Corp.,
REIT 5,585 141,021
Kite Realty Group Trust, REIT 17,892 383,068
Macerich Co. (The), REIT 17,760 291,442
NETSTREIT Corp., REIT 5,682 95,514
Phillips Edison & Co., Inc., REIT 9,695 346,305
Retail Opportunity Investments
Corp., REIT 10,114 130,774
Saul Centers, Inc., REIT 955 34,561
SITE Centers Corp., REIT 15,664 212,717
Tanger, Inc., REIT 8,397 241,918
Urban Edge Properties, REIT 9,440 160,574
Whitestone REIT, REIT 3,996 49,231
2,406,054
Semiconductors & Semiconductor Equipment — 1.7%
ACM Research, Inc., Class
a
A* 3,953 122,227
Aehr Test Systems* 2,269 36,916
Alpha & Omega Semiconductor
Ltd.* 1,905 41,719
Ambarella, Inc.* 3,115 173,973
Amkor Technology, Inc. 9,250 286,935
Atomera, Inc.*(a) 1,839 11,586
Axcelis Technologies, Inc.* 2,680 301,955
CEVA, Inc.* 1,911 43,265
Cohu, Inc.* 3,836 123,251
Credo Technology Group
Holding Ltd.* 9,424 202,993
Diodes, Inc.* 3,710 252,206
FormFactor, Inc.* 6,342 272,896
Ichor Holdings Ltd.* 2,343 100,280
Impinj, Inc.* 1,918 209,484
indie Semiconductor, Inc.,
Class
a
A* 12,372 76,583
inTEST Corp.* 962 11,236
Kulicke & Soffa Industries, Inc. 4,561 217,195
MACOM Technology Solutions
Holdings, Inc.* 4,469 394,747
Maxeon Solar Technologies
Ltd.* 2,415 9,684
MaxLinear, Inc., Class
a
A* 6,250 121,500
Navitas Semiconductor Corp.,
Class
a
A* 8,985 55,168
NVE Corp. 392 32,767
Onto Innovation, Inc.* 4,025 741,244
PDF Solutions, Inc.* 2,516 85,519
Photronics, Inc.* 5,015 144,382
Power Integrations, Inc. 4,669 333,647
Rambus, Inc.* 8,961 530,850
Semtech Corp.* 5,254 111,385
Silicon Laboratories, Inc.* 2,611 359,117
SiTime Corp.* 1,430 132,275
SkyWater Technology, Inc.*(a) 1,508 17,432

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
SMART Global Holdings, Inc.* 3,970 $ 84,442
Synaptics, Inc.* 3,243 324,624
Transphorm, Inc.*(a) 2,412 11,602
Ultra Clean Holdings, Inc.* 3,654 157,853
Veeco Instruments, Inc.* 4,177 151,249
6,284,187
Software — 3.4%
8x8, Inc.* 9,865 27,918
A10 Networks, Inc. 5,801 77,211
ACI Worldwide, Inc.* 8,914 293,360
Adeia, Inc. 8,791 99,690
Agilysys, Inc.* 1,646 128,059
Alarm.com Holdings, Inc.* 3,936 297,916
Alkami Technology, Inc.* 3,295 82,210
Altair Engineering, Inc., Class
a
A* 4,463 379,712
American Software, Inc.,
Class
a
A 2,654 29,778
Amplitude, Inc., Class
a
A* 5,563 65,977
Appfolio, Inc., Class
a
A* 1,577 381,776
Appian Corp., Class
a
A* 3,371 117,479
Asana, Inc., Class
a
A* 6,677 131,537
Aurora Innovation, Inc., Class
a
A* 27,798 70,607
AvePoint, Inc.* 12,200 97,600
Bit Digital, Inc.*(a) 7,237 18,816
Blackbaud, Inc.* 3,579 247,595
BlackLine, Inc.* 4,680 265,496
Box, Inc., Class
a
A* 11,584 298,751
Braze, Inc., Class
a
A* 4,305 244,955
C3.ai, Inc., Class
a
A*(a) 6,685 247,144
Cerence, Inc.* 3,312 49,349
Cipher Mining, Inc.*(a) 3,453 10,221
Cleanspark, Inc.* 12,299 205,639
Clear Secure, Inc., Class
a
A 6,753 129,995
CommVault Systems, Inc.* 3,622 346,662
Consensus Cloud Solutions,
Inc.* 1,611 25,647
CoreCard Corp.* 595 7,592
CS Disco, Inc.* 1,856 12,361
CXApp, Inc.* 178 530
Digimarc Corp.* 1,166 40,880
Digital Turbine, Inc.* 7,862 24,923
Domo, Inc., Class
a
B* 2,615 30,099
E2open Parent Holdings, Inc.* 13,954 59,025
eGain Corp.* 1,711 10,488
Enfusion, Inc., Class
a
A* 3,100 26,877
Envestnet, Inc.* 4,115 212,046
Everbridge, Inc.* 3,343 94,507
EverCommerce, Inc.* 1,920 18,797
Expensify, Inc., Class
a
A* 4,534 9,431
Freshworks, Inc., Class
a
A* 13,313 272,118
Instructure Holdings, Inc.* 1,603 36,741
Intapp, Inc.* 2,277 89,327
InterDigital, Inc. 2,172 232,447
Jamf Holding Corp.* 5,808 104,486
Kaltura, Inc.* 6,921 9,205
LivePerson, Inc.* 6,445 8,185
LiveRamp Holdings, Inc.* 5,405 189,067
Marathon Digital Holdings, Inc.* 17,494 453,095
Matterport, Inc.* 20,980 44,478
Investments Shares Value
Common Stocks (continued)
MeridianLink, Inc.* 2,157 $ 40,897
MicroStrategy, Inc., Class
a
A*(a) 1,003 1,025,909
Mitek Systems, Inc.* 3,577 41,529
Model N, Inc.* 3,123 76,701
N-able, Inc.* 5,747 77,412
NextNav, Inc.*(a) 4,552 19,483
Olo, Inc., Class
a
A* 8,497 49,453
ON24, Inc. 2,552 17,915
OneSpan, Inc.* 3,292 31,636
PagerDuty, Inc.* 7,445 179,871
PowerSchool Holdings, Inc.,
Class
a
A* 4,604 96,178
Progress Software Corp. 3,576 190,815
PROS Holdings, Inc.* 3,673 131,310
Q2 Holdings, Inc.* 4,677 216,218
Qualys, Inc.* 3,056 525,204
Rapid7, Inc.* 4,981 291,787
Red Violet, Inc.* 914 16,324
Rimini Street, Inc.* 4,292 13,863
Riot Platforms, Inc.* 15,627 220,653
Sapiens International Corp. NV 2,523 77,633
SEMrush Holdings, Inc.,
Class
a
A* 2,573 32,111
SolarWinds Corp.* 4,185 49,969
SoundHound AI, Inc.,
Class
a
A*(a) 11,336 84,113
SoundThinking, Inc.* 781 13,582
Sprinklr, Inc., Class
a
A* 8,676 113,048
Sprout Social, Inc., Class
a
A* 3,925 242,644
SPS Commerce, Inc.* 3,015 558,257
Tenable Holdings, Inc.* 9,383 451,885
Terawulf, Inc.*(a) 12,155 22,791
Varonis Systems, Inc., Class
a
B* 8,933 453,796
Verint Systems, Inc.* 5,133 162,254
Veritone, Inc.*(a) 2,174 4,978
Viant Technology, Inc., Class
a
A* 1,205 10,953
Weave Communications, Inc.* 2,744 34,382
Workiva, Inc., Class
a
A* 4,086 351,886
Xperi, Inc.* 3,568 39,105
Yext, Inc.* 8,792 52,049
Zeta Global Holdings Corp.,
Class
a
A* 11,416 119,868
Zuora, Inc., Class
a
A* 10,929 88,306
12,584,573
Specialized REITs — 0.2%
Farmland Partners, Inc., REIT(a) 3,671 43,318
Four Corners Property Trust,
Inc., REIT 7,436 179,802
Gladstone Land Corp., REIT 2,754 35,830
Outfront Media, Inc., REIT 12,126 174,251
PotlatchDeltic Corp., REIT 6,502 293,955
Safehold, Inc., REIT 3,998 80,440
Uniti Group, Inc., REIT 19,575 114,709
922,305
Specialty Retail — 1.6%
1-800-Flowers.com, Inc.,
Class
a
A* 2,138 22,278
Aaron's Co., Inc. (The) 2,474 19,173

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Abercrombie & Fitch Co.,
Class
a
A* 4,010 $ 512,318
Academy Sports & Outdoors,
Inc. 5,944 444,136
American Eagle Outfitters, Inc. 15,016 356,630
America's Car-Mart, Inc.* 481 32,391
Arko Corp. 6,675 43,588
Asbury Automotive Group, Inc.* 1,702 355,429
BARK, Inc.* 10,959 13,151
Beyond, Inc.* 3,705 124,229
Big 5 Sporting Goods Corp.(a) 1,768 8,486
Boot Barn Holdings, Inc.* 2,443 225,977
Buckle, Inc. (The) 2,511 102,800
Build-A-Bear Workshop, Inc. 1,080 25,855
Caleres, Inc. 2,790 107,722
Camping World Holdings, Inc.,
Class
a
A 3,433 91,627
CarParts.com, Inc.* 4,470 11,398
Carvana Co., Class
a
A* 7,885 598,708
Cato Corp. (The), Class
a
A 1,431 9,459
Children's Place, Inc. (The)* 979 18,836
Designer Brands, Inc., Class
a
A 3,547 37,456
Destination XL Group, Inc.* 4,616 18,418
Duluth Holdings, Inc., Class
a
B* 1,111 5,288
Envela Corp.*(a) 624 2,683
EVgo, Inc., Class
a
A*(a) 8,500 25,160
Foot Locker, Inc. 6,748 232,334
Genesco, Inc.* 906 28,919
Group 1 Automotive, Inc. 1,123 303,940
GrowGeneration Corp.* 4,833 10,343
Guess?, Inc. 2,312 58,679
Haverty Furniture Cos., Inc. 1,202 41,229
Hibbett, Inc. 1,006 82,442
J Jill, Inc.* 373 9,321
Lands' End, Inc.* 1,219 11,861
Lazydays Holdings, Inc.* 625 2,512
Leslie's, Inc.* 14,593 115,285
MarineMax, Inc.* 1,756 58,299
Monro, Inc. 2,560 85,939
National Vision Holdings, Inc.* 6,381 149,315
ODP Corp. (The)* 2,667 150,632
OneWater Marine, Inc., Class
a
A* 946 24,605
PetMed Express, Inc. 1,689 8,546
Rent the Runway, Inc.,
Class
a
A*(a) 4,102 1,665
Revolve Group, Inc., Class
a
A*(a) 3,371 73,926
Sally Beauty Holdings, Inc.* 8,818 111,371
Shoe Carnival, Inc. 1,497 49,057
Signet Jewelers Ltd. 3,664 372,849
Sleep Number Corp.* 1,754 28,976
Sonic Automotive, Inc., Class
a
A 1,205 63,262
Sportsman's Warehouse
Holdings, Inc.* 3,076 11,104
Stitch Fix, Inc., Class
a
A* 7,030 22,707
ThredUp, Inc., Class
a
A* 5,895 11,790
Tile Shop Holdings, Inc.* 2,366 16,444
Tilly's, Inc., Class
a
A* 1,839 14,142
Torrid Holdings, Inc.*(a) 992 4,990
Upbound Group, Inc. 4,527 152,832
Urban Outfitters, Inc.* 5,244 217,888
Investments Shares Value
Common Stocks (continued)
Warby Parker, Inc., Class
a
A* 6,962 $ 88,487
Winmark Corp. 236 89,574
Zumiez, Inc.* 1,309 23,065
5,941,526
Technology Hardware, Storage & Peripherals — 1.0%
CompoSecure, Inc.*(a) 1,349 6,529
Corsair Gaming, Inc.* 3,035 39,303
CPI Card Group, Inc.* 348 6,577
Eastman Kodak Co.* 4,683 25,007
Immersion Corp. 2,570 17,348
Intevac, Inc.* 2,126 8,207
IonQ, Inc.*(a) 13,206 136,814
Super Micro Computer, Inc.* 3,811 3,300,783
Turtle Beach Corp.* 1,340 14,311
Xerox Holdings Corp. 9,612 179,264
3,734,143
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc., Class
a
A*(a) 7,949 7,234
Figs, Inc., Class
a
A*(a) 10,500 54,915
Fossil Group, Inc.* 3,953 4,190
G-III Apparel Group Ltd.* 3,395 112,952
Hanesbrands, Inc.* 28,919 156,163
Kontoor Brands, Inc. 4,618 272,970
Movado Group, Inc. 1,258 36,117
Oxford Industries, Inc. 1,231 124,811
Rocky Brands, Inc. 574 14,321
Steven Madden Ltd. 6,186 264,885
Vera Bradley, Inc.* 2,153 16,793
Wolverine World Wide, Inc. 6,384 64,925
1,130,276
Tobacco — 0.1%
Ispire Technology, Inc.*(a) 1,456 14,735
Turning Point Brands, Inc. 1,407 35,597
Universal Corp. 1,981 95,108
Vector Group Ltd. 11,946 133,317
278,757
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc. 1,896 21,766
Applied Industrial Technologies,
Inc. 3,172 602,331
Beacon Roofing Supply, Inc.* 5,197 446,370
BlueLinx Holdings, Inc.* 695 88,161
Boise Cascade Co. 3,264 443,610
Custom Truck One Source, Inc.* 4,660 29,917
Distribution Solutions Group,
Inc.* 824 25,882
DNOW, Inc.* 8,750 123,812
DXP Enterprises, Inc.* 1,117 39,676
EVI Industries, Inc. 388 8,354
FTAI Aviation Ltd. 8,181 460,508
GATX Corp. 2,917 369,992
Global Industrial Co. 1,077 47,226
GMS, Inc.* 3,372 301,153
H&E Equipment Services, Inc. 2,642 149,247
Herc Holdings, Inc. 2,323 368,614

ULTRAPRO RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments Shares Value
Common Stocks (continued)
Hudson Technologies, Inc.* 3,599 $ 52,725
Karat Packaging, Inc. 557 16,482
McGrath RentCorp 2,029 252,570
MRC Global, Inc.* 6,894 79,488
Rush Enterprises, Inc., Class
a
A 5,064 246,617
Rush Enterprises, Inc., Class
a
B 748 37,722
Textainer Group Holdings Ltd. 3,321 165,718
Titan Machinery, Inc.* 1,692 42,689
Transcat, Inc.* 672 70,668
Willis Lease Finance Corp.* 243 11,645
Xometry, Inc., Class
a
A* 2,788 54,533
4,557,476
Water Utilities — 0.2%
American States Water Co. 3,045 217,443
Artesian Resources Corp.,
Class
a
A 750 25,853
Cadiz, Inc.*(a) 3,329 9,654
California Water Service Group 4,750 217,978
Consolidated Water Co. Ltd. 1,234 36,477
Global Water Resources, Inc. 944 12,215
Middlesex Water Co. 1,439 73,231
Pure Cycle Corp.* 1,607 16,022
SJW Group 2,623 144,422
York Water Co. (The) 1,170 41,418
794,713
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 5,448 44,456
Spok Holdings, Inc. 1,459 26,218
Telephone and Data Systems,
Inc. 8,131 124,404
Tingo Group, Inc.*(a) 8,034 —
195,078
Total Common Stocks
(Cost $179,758,264)
210,538,872
Number of
Rights
Rights — 0 .0% (d)
Biotechnology — 0.0%(d)
Aduro Biotech, Inc., CVR*(e)(f) 899 —
Cartesian Therapeutics, Inc.,
expiring 5/3/2024*(e)(f) 9,359 1,685
Chinook Therape, CVR*(e)(f) 4,511 —
Oncternal Therapeutics, Inc.,
CVR*(e)(f) 23 —
Tobira Therapeutics, Inc.,
CVR*(e)(f) 218 —
1,685
Food Products — 0.0%(d)
Contraf-Nicotex-Tobacco
GmbH, CVR*(e)(f) 1,074 537
Total Rights
(Cost 3929) 2,222
Investments Shares Value
Securities Lending Reinvestments (g) — 1 .6%
Investment Companies — 1 .6%
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (h)
(Cost $6,018,930) 6,018,930 $ 6,018,930
Principal
Amount
Short-Term Investments — 2 .6%
Repurchase Agreements (i) — 2 .6%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $9,808,575
(Cost $9,807,132) $ 9,807,132 9,807,132
Total Investments — 61.0%
(Cost $195,588,255) 226,367,156
Other assets less liabilities — 39.0% 144,760,218
Net Assets — 100.0% $ 371,127,374
* Non-income producing security.
(a) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $6,278,529, collateralized in the form of cash with a value of $6,018,930 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $501,803 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from March
15, 2024 – August 15, 2053. The total value of collateral is
$6,520,733.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Amount less than one dollar.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued as of February 29, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2024 amounted to $2,222, which represents approximately 0.00% of net assets of the Fund.
(f) Illiquid security.
(g) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $6,018,930.
(h) Rate shown is the 7-day yield as of February 29, 2024.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 183 3/15/2024 U.S. Dollar $ 18,824,295 $ 1,352,515
Swap Agreements
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
88,479,356 3/6/2025 Bank of America NA 5.58% Russell 2000
®
Index 11,571,575
167,888,647 11/6/2025 Barclays Capital 5.83% Russell 2000
®
Index 8,204,531
97,781,616 2/11/2025 BNP Paribas SA 5.58% Russell 2000
®
Index 8,418,282
114,253,214 11/6/2025 Citibank NA 5.62% Russell 2000
®
Index 9,056,660
150,422,507 3/6/2025 Goldman Sachs International 5.73% Russell 2000
®
Index 14,980,558
74,286,576 11/6/2025
Morgan Stanley & Co.
International plc 5.78% Russell 2000
®
Index 5,150,063
72,272,832 4/8/2024 Societe Generale 5.88% Russell 2000
®
Index 23,152,979
118,755,368 11/7/2024 UBS AG 5.33% Russell 2000
®
Index 11,235,174
884,140,116 91,769,822
Total Unrealized
Appreciation
91,769,822
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments Shares Value
Common Stocks — 57 .1%
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.* 2,813 $ 864,632
Boeing Co. (The)* 22,732 4,630,963
General Dynamics Corp. 9,053 2,473,732
Howmet Aerospace, Inc. 15,639 1,040,775
Huntington Ingalls Industries,
Inc. 1,588 463,093
L3Harris Technologies, Inc. 7,574 1,603,113
Lockheed Martin Corp. 8,829 3,780,931
Northrop Grumman Corp. 5,668 2,613,061
RTX Corp. 57,486 5,154,770
Textron, Inc. 7,836 697,953
TransDigm Group, Inc. 2,210 2,602,805
25,925,828
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 4,664 345,509
Expeditors International of
Washington, Inc. 5,812 695,115
FedEx Corp. 9,250 2,302,973
United Parcel Service, Inc.,
Class
a
B 28,913 4,286,641
7,630,238
Automobile Components — 0.0%(a)
Aptiv plc* 11,312 899,191
BorgWarner, Inc. 9,398 292,560
1,191,751
Automobiles — 0.9%
Ford Motor Co. 157,192 1,955,468
General Motors Co. 54,746 2,243,491
Tesla, Inc.* 110,551 22,318,036
26,516,995
Banks — 1.8%
Bank of America Corp. 275,240 9,501,285
Citigroup, Inc. 76,514 4,245,762
Citizens Financial Group, Inc. 18,634 584,921
Comerica, Inc. 5,272 260,331
Fifth Third Bancorp 27,226 934,941
Huntington Bancshares, Inc. 57,888 754,860
JPMorgan Chase & Co. 115,574 21,503,698
KeyCorp 37,427 534,083
M&T Bank Corp. 6,638 927,594
PNC Financial Services Group,
Inc. (The) 15,922 2,343,718
Regions Financial Corp. 37,183 692,719
Truist Financial Corp. 53,320 1,865,134
US Bancorp 62,248 2,611,926
Wells Fargo & Co. 145,179 8,070,501
Zions Bancorp NA 5,920 233,426
55,064,899
Beverages — 0.8%
Brown-Forman Corp., Class
a
B 7,316 440,643
Coca-Cola Co. (The) 155,552 9,336,231
Investments Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 6,459 $ 1,605,191
Keurig Dr Pepper, Inc. 40,252 1,203,937
Molson Coors Beverage Co.,
Class
a
B 7,402 462,033
Monster Beverage Corp.* 29,530 1,745,223
PepsiCo, Inc. 54,966 9,088,078
23,881,336
Biotechnology — 1.1%
AbbVie, Inc. 70,578 12,425,257
Amgen, Inc. 21,397 5,859,141
Biogen, Inc.* 5,792 1,256,806
Gilead Sciences, Inc. 49,814 3,591,589
Incyte Corp.* 7,435 433,907
Moderna, Inc.* 13,259 1,223,010
Regeneron Pharmaceuticals,
Inc.* 4,281 4,135,831
Vertex Pharmaceuticals, Inc.* 10,305 4,335,726
33,261,267
Broadline Retail — 2.2%
Amazon.com, Inc.* 363,569 64,264,456
eBay, Inc. 20,752 981,155
Etsy, Inc.* 4,786 343,108
65,588,719
Building Products — 0.3%
A O Smith Corp. 4,908 406,873
Allegion plc 3,512 449,080
Builders FirstSource, Inc.* 4,930 962,237
Carrier Global Corp. 33,544 1,864,376
Johnson Controls International
plc 27,199 1,612,085
Masco Corp. 8,974 688,844
Trane Technologies plc 9,128 2,573,822
8,557,317
Capital Markets — 1.6%
Ameriprise Financial, Inc. 4,048 1,648,993
Bank of New York Mellon Corp.
(The) 30,749 1,724,711
BlackRock, Inc. 5,593 4,537,825
Blackstone, Inc. 28,405 3,630,727
Cboe Global Markets, Inc. 4,220 810,240
Charles Schwab Corp. (The) 59,492 3,972,876
CME Group, Inc. 14,388 3,170,396
FactSet Research Systems, Inc. 1,520 703,121
Franklin Resources, Inc. 11,268 309,307
Goldman Sachs Group, Inc.
(The) 13,038 5,072,434
Intercontinental Exchange, Inc. 22,885 3,167,742
Invesco Ltd. 17,970 276,918
MarketAxess Holdings, Inc. 1,516 323,529
Moody's Corp. 6,292 2,387,311
Morgan Stanley 50,519 4,346,655
MSCI, Inc., Class
a
A 3,162 1,773,787
Nasdaq, Inc. 13,609 764,826
Northern Trust Corp. 8,279 679,954
Raymond James Financial, Inc. 7,510 903,603

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments Shares Value
Common Stocks (continued)
S&P Global, Inc. 12,955 $ 5,549,663
State Street Corp. 12,332 909,238
T. Rowe Price Group, Inc. 8,934 1,012,669
47,676,525
Chemicals — 0.9%
Air Products and Chemicals,
Inc. 8,882 2,078,743
Albemarle Corp. 4,692 646,792
Celanese Corp., Class
a
A 4,007 608,944
CF Industries Holdings, Inc. 7,642 616,862
Corteva, Inc. 28,171 1,507,712
Dow, Inc. 28,037 1,566,708
DuPont de Nemours, Inc. 17,192 1,189,514
Eastman Chemical Co. 4,740 415,888
Ecolab, Inc. 10,143 2,280,552
FMC Corp. 4,984 281,048
International Flavors &
Fragrances, Inc. 10,202 770,251
Linde plc 19,385 8,700,376
LyondellBasell Industries NV,
Class
a
A 10,248 1,027,669
Mosaic Co. (The) 13,067 407,168
PPG Industries, Inc. 9,427 1,334,863
Sherwin-Williams Co. (The) 9,415 3,126,062
26,559,152
Commercial Services & Supplies — 0.3%
Cintas Corp. 3,464 2,177,505
Copart, Inc.* 34,935 1,856,795
Republic Services, Inc., Class
a
A 8,179 1,501,664
Rollins, Inc. 11,220 494,465
Veralto Corp. 8,766 757,558
Waste Management, Inc. 14,653 3,013,390
9,801,377
Communications Equipment — 0.5%
Arista Networks, Inc.* 10,072 2,795,383
Cisco Systems, Inc. 161,910 7,831,587
F5, Inc.* 2,391 447,643
Juniper Networks, Inc. 12,745 471,947
Motorola Solutions, Inc. 6,638 2,193,129
13,739,689
Construction & Engineering — 0.0%(a)
Quanta Services, Inc. 5,808 1,402,690
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 2,473 1,428,677
Vulcan Materials Co. 5,311 1,411,929
2,840,606
Consumer Finance — 0.3%
American Express Co. 23,017 5,050,390
Capital One Financial Corp. 15,225 2,095,112
Discover Financial Services 9,996 1,206,517
Synchrony Financial 16,539 683,061
9,035,080
Investments Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 17,702 $ 13,168,341
Dollar General Corp. 8,776 1,275,241
Dollar Tree, Inc.* 8,353 1,225,218
Kroger Co. (The) 26,453 1,312,333
Sysco Corp. 20,154 1,631,869
Target Corp. 18,453 2,821,833
Walgreens Boots Alliance, Inc. 28,669 609,503
Walmart, Inc. 171,095 10,027,878
32,072,216
Containers & Packaging — 0.1%
Amcor plc 57,780 523,487
Avery Dennison Corp. 3,218 696,793
Ball Corp. 12,605 806,972
International Paper Co. 13,830 489,029
Packaging Corp. of America 3,584 649,385
Westrock Co. 10,254 464,404
3,630,070
Distributors — 0.1%
Genuine Parts Co. 5,607 836,901
LKQ Corp. 10,695 559,241
Pool Corp. 1,547 615,892
2,012,034
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 285,835 4,839,187
Verizon Communications, Inc. 168,068 6,726,081
11,565,268
Electric Utilities — 0.8%
Alliant Energy Corp. 10,198 486,955
American Electric Power Co.,
Inc. 21,023 1,790,949
Constellation Energy Corp. 12,765 2,150,264
Duke Energy Corp. 30,814 2,829,650
Edison International 15,321 1,042,134
Entergy Corp. 8,453 858,571
Evergy, Inc. 9,180 454,777
Eversource Energy 13,968 819,922
Exelon Corp. 39,797 1,426,324
FirstEnergy Corp. 20,643 755,740
NextEra Energy, Inc. 82,020 4,526,684
NRG Energy, Inc. 9,024 499,208
PG&E Corp. 85,288 1,423,457
Pinnacle West Capital Corp. 4,536 309,945
PPL Corp. 29,467 777,045
Southern Co. (The) 43,600 2,932,100
Xcel Energy, Inc. 22,060 1,162,341
24,246,066
Electrical Equipment — 0.4%
AMETEK, Inc. 9,230 1,663,061
Eaton Corp. plc 15,960 4,612,440
Emerson Electric Co. 22,788 2,434,898
Generac Holdings, Inc.* 2,458 276,549
Hubbell, Inc., Class
a
B 2,143 815,776

ULTRAPRO S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments Shares Value
Common Stocks (continued)
Rockwell Automation, Inc. 4,586 $ 1,307,377
11,110,101
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class
a
A 23,922 2,613,239
CDW Corp. 5,354 1,318,208
Corning, Inc. 30,693 989,542
Jabil, Inc. 5,117 737,309
Keysight Technologies, Inc.* 7,103 1,095,993
TE Connectivity Ltd. 12,427 1,784,020
Teledyne Technologies, Inc.* 1,890 807,540
Trimble, Inc.* 9,946 608,596
Zebra Technologies Corp.,
Class
a
A* 2,054 574,052
10,528,499
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 40,230 1,190,406
Halliburton Co. 35,781 1,254,840
Schlumberger NV 57,108 2,760,029
5,205,275
Entertainment — 0.7%
Electronic Arts, Inc. 9,788 1,365,230
Live Nation Entertainment, Inc.* 5,674 550,265
Netflix, Inc.* 17,495 10,548,086
Take-Two Interactive Software,
Inc.* 6,323 929,038
Walt Disney Co. (The) 73,147 8,161,742
Warner Bros Discovery, Inc.* 88,714 779,796
22,334,157
Financial Services — 2.5%
Berkshire Hathaway, Inc.,
Class
a
B* 72,732 29,776,481
Fidelity National Information
Services, Inc. 23,685 1,638,765
Fiserv, Inc.* 23,996 3,581,883
FleetCor Technologies, Inc.* 2,883 805,135
Global Payments, Inc. 10,411 1,350,307
Jack Henry & Associates, Inc. 2,915 506,540
Mastercard, Inc., Class
a
A 33,104 15,716,455
PayPal Holdings, Inc.* 43,100 2,600,654
Visa, Inc., Class
a
A 63,721 18,010,103
73,986,323
Food Products — 0.5%
Archer-Daniels-Midland Co. 21,326 1,132,624
Bunge Global SA 5,808 548,101
Campbell Soup Co. 7,853 334,852
Conagra Brands, Inc. 19,105 536,468
General Mills, Inc. 23,236 1,491,287
Hershey Co. (The) 5,989 1,125,453
Hormel Foods Corp. 11,578 408,935
J M Smucker Co. (The) 4,242 509,761
Kellanova 10,543 581,446
Kraft Heinz Co. (The) 31,874 1,124,515
Lamb Weston Holdings, Inc. 5,794 592,205
McCormick & Co., Inc.
(Non-Voting) 10,045 691,699
Investments Shares Value
Common Stocks (continued)
Mondelez International, Inc.,
Class
a
A 54,389 $ 3,974,204
Tyson Foods, Inc., Class
a
A 11,405 618,607
13,670,157
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 5,934 670,008
Ground Transportation — 0.7%
CSX Corp. 78,997 2,997,146
JB Hunt Transport Services, Inc. 3,256 671,745
Norfolk Southern Corp. 9,039 2,290,302
Old Dominion Freight Line, Inc. 3,578 1,583,194
Uber Technologies, Inc.* 82,270 6,540,465
Union Pacific Corp. 24,367 6,181,664
20,264,516
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories 69,374 8,230,531
Align Technology, Inc.* 2,844 860,083
Baxter International, Inc. 20,284 830,021
Becton Dickinson & Co. 11,597 2,731,673
Boston Scientific Corp.* 58,532 3,875,404
Cooper Cos., Inc. (The) 7,919 741,219
DENTSPLY SIRONA, Inc. 8,469 276,767
Dexcom, Inc.* 15,443 1,777,026
Edwards Lifesciences Corp.* 24,245 2,057,673
GE HealthCare Technologies,
Inc. 16,204 1,479,101
Hologic, Inc.* 9,795 722,871
IDEXX Laboratories, Inc.* 3,319 1,909,188
Insulet Corp.* 2,789 457,396
Intuitive Surgical, Inc.* 14,076 5,427,706
Medtronic plc 53,189 4,433,835
ResMed, Inc. 5,879 1,021,300
STERIS plc 3,954 920,926
Stryker Corp. 13,519 4,719,077
Teleflex, Inc. 1,882 419,291
Zimmer Biomet Holdings, Inc. 8,355 1,039,028
43,930,116
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. 9,855 1,103,563
Cencora, Inc. 6,667 1,570,745
Centene Corp.* 21,359 1,675,186
Cigna Group (The) 11,696 3,931,493
CVS Health Corp. 51,348 3,818,751
DaVita, Inc.* 2,153 273,366
Elevance Health, Inc. 9,394 4,708,742
HCA Healthcare, Inc. 7,918 2,468,041
Henry Schein, Inc.* 5,221 399,250
Humana, Inc. 4,919 1,723,224
Laboratory Corp. of America
Holdings 3,390 731,664
McKesson Corp. 5,318 2,772,858
Molina Healthcare, Inc.* 2,327 916,629
Quest Diagnostics, Inc. 4,498 561,755
UnitedHealth Group, Inc. 36,973 18,249,873

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments Shares Value
Common Stocks (continued)
Universal Health Services, Inc.,
Class
a
B 2,442 $ 407,961
45,313,101
Health Care REITs — 0.1%
Healthpeak Properties, Inc.,
REIT 28,003 469,050
Ventas, Inc., REIT 16,089 680,404
Welltower, Inc., REIT 22,125 2,039,040
3,188,494
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 28,204 584,951
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class
a
A* 17,379 2,736,671
Booking Holdings, Inc.* 1,398 4,849,424
Caesars Entertainment, Inc.* 8,620 374,712
Carnival Corp.* 40,279 638,825
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,096 2,946,892
Darden Restaurants, Inc. 4,809 820,944
Domino's Pizza, Inc. 1,397 626,345
Expedia Group, Inc.* 5,329 729,114
Hilton Worldwide Holdings, Inc. 10,256 2,095,506
Las Vegas Sands Corp. 14,757 804,552
Marriott International, Inc.,
Class
a
A 9,864 2,464,718
McDonald's Corp. 28,995 8,474,659
MGM Resorts International* 10,926 472,877
Norwegian Cruise Line Holdings
Ltd.* 17,004 329,708
Royal Caribbean Cruises Ltd.* 9,424 1,162,450
Starbucks Corp. 45,678 4,334,842
Wynn Resorts Ltd. 3,836 403,547
Yum! Brands, Inc. 11,203 1,550,719
35,816,505
Household Durables — 0.2%
DR Horton, Inc. 12,048 1,800,453
Garmin Ltd. 6,122 840,857
Lennar Corp., Class
a
A 10,000 1,585,100
Mohawk Industries, Inc.* 2,113 250,644
NVR, Inc.* 125 953,196
PulteGroup, Inc. 8,616 933,802
Whirlpool Corp. 2,191 235,292
6,599,344
Household Products — 0.7%
Church & Dwight Co., Inc. 9,852 986,382
Clorox Co. (The) 4,954 759,498
Colgate-Palmolive Co. 32,919 2,848,152
Kimberly-Clark Corp. 13,512 1,637,249
Procter & Gamble Co. (The) 94,218 14,975,009
21,206,290
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 26,770 406,904
Investments Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.5%
3M Co. 22,080 $ 2,034,009
General Electric Co. 43,512 6,826,598
Honeywell International, Inc. 26,353 5,237,132
14,097,739
Industrial REITs — 0.2%
Prologis, Inc., REIT 36,935 4,922,327
Insurance — 1.2%
Aflac, Inc. 21,255 1,716,129
Allstate Corp. (The) 10,462 1,668,898
American International Group,
Inc. 28,062 2,045,439
Aon plc, Class
a
A 8,002 2,528,552
Arch Capital Group Ltd.* 14,915 1,306,405
Arthur J Gallagher & Co. 8,628 2,104,628
Assurant, Inc. 2,102 381,408
Brown & Brown, Inc. 9,443 795,195
Chubb Ltd. 16,310 4,104,738
Cincinnati Financial Corp. 6,273 715,122
Everest Group Ltd. 1,733 639,269
Globe Life, Inc. 3,428 435,116
Hartford Financial Services
Group, Inc. (The) 12,025 1,152,476
Loews Corp. 7,319 549,876
Marsh & McLennan Cos., Inc. 19,715 3,987,753
MetLife, Inc. 24,854 1,733,318
Principal Financial Group, Inc. 8,771 709,223
Progressive Corp. (The) 23,392 4,434,187
Prudential Financial, Inc. 14,428 1,572,508
Travelers Cos., Inc. (The) 9,128 2,016,923
W R Berkley Corp. 8,148 681,173
Willis Towers Watson plc 4,129 1,125,607
36,403,943
Interactive Media & Services — 3.5%
Alphabet, Inc., Class
a
A* 236,598 32,759,359
Alphabet, Inc., Class
a
C* 199,115 27,832,295
Match Group, Inc.* 10,869 391,719
Meta Platforms, Inc., Class
a
A 88,734 43,491,195
104,474,568
IT Services — 0.7%
Accenture plc, Class
a
A 25,092 9,403,980
Akamai Technologies, Inc.* 6,026 668,404
Cognizant Technology Solutions
Corp., Class
a
A 20,044 1,583,877
EPAM Systems, Inc.* 2,304 701,338
Gartner, Inc.* 3,117 1,451,150
International Business Machines
Corp. 36,502 6,753,965
VeriSign, Inc.* 3,553 693,865
21,256,579
Leisure Products — 0.0%(a)
Hasbro, Inc. 5,214 262,212

ULTRAPRO S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 11,695 $ 1,606,425
Bio-Rad Laboratories, Inc.,
Class
a
A* 840 273,739
Bio-Techne Corp. 6,322 465,109
Charles River Laboratories
International, Inc.* 2,051 521,344
Danaher Corp. 26,290 6,655,051
Illumina, Inc.* 6,348 887,641
IQVIA Holdings, Inc.* 7,321 1,809,458
Mettler-Toledo International,
Inc.* 870 1,085,081
Revvity, Inc. 4,930 540,279
Thermo Fisher Scientific, Inc. 15,443 8,805,290
Waters Corp.* 2,368 799,011
West Pharmaceutical Services,
Inc. 2,961 1,061,104
24,509,532
Machinery — 1.0%
Caterpillar, Inc. 20,395 6,811,114
Cummins, Inc. 5,668 1,522,481
Deere & Co. 10,704 3,907,495
Dover Corp. 5,595 925,301
Fortive Corp. 14,051 1,196,162
IDEX Corp. 3,025 713,597
Illinois Tool Works, Inc. 10,947 2,869,756
Ingersoll Rand, Inc. 16,184 1,478,085
Nordson Corp. 2,164 574,867
Otis Worldwide Corp. 16,360 1,559,108
PACCAR, Inc. 20,914 2,319,098
Parker-Hannifin Corp. 5,138 2,751,142
Pentair plc 6,612 514,347
Snap-on, Inc. 2,110 581,643
Stanley Black & Decker, Inc. 6,132 547,526
Westinghouse Air Brake
Technologies Corp. 7,165 1,012,343
Xylem, Inc. 9,635 1,224,127
30,508,192
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 4,024 1,182,774
Comcast Corp., Class
a
A 160,536 6,878,968
Fox Corp., Class
a
A 9,885 294,474
Fox Corp., Class
a
B 5,274 144,402
Interpublic Group of Cos., Inc.
(The) 15,308 480,671
News Corp., Class
a
A 15,215 408,979
News Corp., Class
a
B 4,592 128,530
Omnicom Group, Inc. 7,913 699,430
Paramount Global, Class
a
B(b) 19,289 212,951
10,431,179
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 57,325 2,167,458
Newmont Corp. 46,075 1,439,844
Nucor Corp. 9,830 1,890,309
Investments Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 6,084 $ 814,161
6,311,772
Multi-Utilities — 0.3%
Ameren Corp. 10,512 748,349
CenterPoint Energy, Inc. 25,234 693,935
CMS Energy Corp. 11,662 669,049
Consolidated Edison, Inc. 13,799 1,203,411
Dominion Energy, Inc. 33,455 1,600,152
DTE Energy Co. 8,245 893,346
NiSource, Inc. 16,517 430,433
Public Service Enterprise Group,
Inc. 19,922 1,243,133
Sempra 25,163 1,776,508
WEC Energy Group, Inc. 12,610 989,759
10,248,075
Office REITs — 0.0%(a)
Alexandria Real Estate Equities,
Inc., REIT 6,253 779,936
Boston Properties, Inc., REIT 5,772 373,564
1,153,500
Oil, Gas & Consumable Fuels — 1.9%
APA Corp. 12,259 365,196
Chevron Corp. 70,187 10,669,126
ConocoPhillips 47,466 5,341,824
Coterra Energy, Inc. 30,068 775,153
Devon Energy Corp. 25,615 1,128,597
Diamondback Energy, Inc. 7,158 1,306,478
EOG Resources, Inc. 23,310 2,668,063
EQT Corp. 16,441 610,783
Exxon Mobil Corp. 160,136 16,737,415
Hess Corp. 11,051 1,610,683
Kinder Morgan, Inc. 77,307 1,344,369
Marathon Oil Corp. 23,400 567,450
Marathon Petroleum Corp. 15,180 2,568,911
Occidental Petroleum Corp. 26,394 1,599,740
ONEOK, Inc. 23,286 1,749,244
Phillips 66 17,584 2,505,896
Pioneer Natural Resources Co. 9,329 2,194,087
Targa Resources Corp. 8,914 875,711
Valero Energy Corp. 13,611 1,925,412
Williams Cos., Inc. (The) 48,635 1,747,942
58,292,080
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 26,129 409,703
Delta Air Lines, Inc. 25,724 1,087,353
Southwest Airlines Co. 23,828 816,586
United Airlines Holdings, Inc.* 13,112 596,465
2,910,107
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 9,289 1,380,160
Kenvue, Inc. 68,899 1,309,081
2,689,241

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments Shares Value
Common Stocks (continued)
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co. 81,345 $ 4,128,259
Catalent, Inc.* 7,209 413,364
Eli Lilly & Co. 31,881 24,028,072
Johnson & Johnson 96,234 15,530,243
Merck & Co., Inc. 101,304 12,880,804
Pfizer, Inc. 225,729 5,995,362
Viatris, Inc. 47,957 593,228
Zoetis, Inc., Class
a
A 18,354 3,640,149
67,209,481
Professional Services — 0.4%
Automatic Data Processing, Inc. 16,440 4,128,577
Broadridge Financial Solutions,
Inc. 4,704 957,640
Dayforce, Inc.* 6,237 435,093
Equifax, Inc. 4,923 1,346,884
Jacobs Solutions, Inc. 5,037 738,676
Leidos Holdings, Inc. 5,493 702,335
Paychex, Inc. 12,849 1,575,545
Paycom Software, Inc. 1,963 358,032
Robert Half, Inc. 4,233 340,333
Verisk Analytics, Inc., Class
a
A 5,797 1,402,294
11,985,409
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 12,183 1,119,496
CoStar Group, Inc.* 16,324 1,420,678
2,540,174
Residential REITs — 0.1%
AvalonBay Communities, Inc.,
REIT 5,679 1,005,353
Camden Property Trust, REIT 4,267 403,146
Equity Residential, REIT 13,812 831,621
Essex Property Trust, Inc., REIT 2,567 594,004
Invitation Homes, Inc., REIT 22,998 783,542
Mid-America Apartment
Communities, Inc., REIT 4,666 586,423
UDR, Inc., REIT 12,097 429,443
4,633,532
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 2,940 296,499
Kimco Realty Corp., REIT 26,588 525,379
Realty Income Corp., REIT 33,243 1,732,293
Regency Centers Corp., REIT 6,571 407,073
Simon Property Group, Inc.,
REIT 13,043 1,932,190
4,893,434
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.* 64,590 12,435,608
Analog Devices, Inc. 19,922 3,821,438
Applied Materials, Inc. 33,446 6,743,382
Broadcom, Inc. 17,544 22,815,797
Enphase Energy, Inc.* 5,456 692,967
Investments Shares Value
Common Stocks (continued)
First Solar, Inc.* 4,270 $ 657,110
Intel Corp. 168,544 7,255,819
KLA Corp. 5,431 3,705,571
Lam Research Corp. 5,268 4,942,701
Microchip Technology, Inc. 21,628 1,819,780
Micron Technology, Inc. 43,900 3,977,779
Monolithic Power Systems, Inc. 1,918 1,381,037
NVIDIA Corp. 98,743 78,117,562
NXP Semiconductors NV 10,308 2,574,217
ON Semiconductor Corp.* 17,220 1,359,002
Qorvo, Inc.* 3,888 445,370
QUALCOMM, Inc. 44,497 7,021,182
Skyworks Solutions, Inc. 6,371 668,445
Teradyne, Inc. 6,115 633,453
Texas Instruments, Inc. 36,306 6,075,083
167,143,303
Software — 6.3%
Adobe, Inc.* 18,204 10,199,337
ANSYS, Inc.* 3,473 1,160,573
Autodesk, Inc.* 8,543 2,205,546
Cadence Design Systems, Inc.* 10,879 3,311,350
Fair Isaac Corp.* 989 1,255,941
Fortinet, Inc.* 25,484 1,761,199
Gen Digital, Inc. 22,541 484,406
Intuit, Inc. 11,201 7,425,031
Microsoft Corp. 297,151 122,913,540
Oracle Corp. 63,518 7,093,690
Palo Alto Networks, Inc.* 12,428 3,859,515
PTC, Inc.* 4,750 869,298
Roper Technologies, Inc. 4,269 2,325,452
Salesforce, Inc.* 38,897 12,012,172
ServiceNow, Inc.* 8,198 6,323,445
Synopsys, Inc.* 6,083 3,490,000
Tyler Technologies, Inc.* 1,681 734,832
187,425,327
Specialized REITs — 0.6%
American Tower Corp., REIT 18,632 3,705,159
Crown Castle, Inc., REIT 17,350 1,907,459
Digital Realty Trust, Inc., REIT 12,107 1,777,429
Equinix, Inc., REIT 3,752 3,334,853
Extra Space Storage, Inc., REIT 8,446 1,190,633
Iron Mountain, Inc., REIT 11,671 917,807
Public Storage, REIT 6,326 1,795,762
SBA Communications Corp.,
Class
a
A, REIT 4,311 901,990
VICI Properties, Inc., Class
a
A,
REIT 41,360 1,237,905
Weyerhaeuser Co., REIT 29,187 1,003,449
17,772,446
Specialty Retail — 1.2%
AutoZone, Inc.* 702 2,110,226
Bath & Body Works, Inc. 9,088 415,322
Best Buy Co., Inc. 7,746 626,497
CarMax, Inc.* 6,342 501,018
Home Depot, Inc. (The) 39,979 15,216,407
Lowe's Cos., Inc. 23,072 5,552,738
O'Reilly Automotive, Inc.* 2,369 2,576,098

ULTRAPRO S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments Shares Value
Common Stocks (continued)
Ross Stores, Inc. 13,539 $ 2,016,770
TJX Cos., Inc. (The) 45,736 4,534,267
Tractor Supply Co. 4,320 1,098,662
Ulta Beauty, Inc.* 1,970 1,080,663
35,728,668
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc. 584,450 105,639,337
Hewlett Packard Enterprise Co. 51,288 781,116
HP, Inc. 34,766 984,921
NetApp, Inc. 8,348 743,974
Seagate Technology Holdings
plc 7,777 723,650
Western Digital Corp.* 12,965 771,029
109,644,027
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.* 4,605 2,150,950
NIKE, Inc., Class
a
B 48,931 5,085,399
Ralph Lauren Corp., Class
a
A 1,589 295,427
Tapestry, Inc. 9,159 435,327
VF Corp. 13,213 215,900
8,183,003
Tobacco — 0.3%
Altria Group, Inc. 70,708 2,892,664
Philip Morris International, Inc. 62,059 5,582,828
8,475,492
Trading Companies & Distributors — 0.2%
Fastenal Co. 22,839 1,667,475
United Rentals, Inc. 2,708 1,877,375
WW Grainger, Inc. 1,763 1,716,210
5,261,060
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 7,785 922,834
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 20,344 3,322,175
Total Common Stocks
(Cost $1,779,058,930)
1,710,625,275
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.25% (d)
(Cost $12,133) 12,133 12,133
Investments
Principal
Amount Value
Short-Term Investments — 16 .1%
Repurchase Agreements (e) — 3 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $88,911,415
(Cost $88,898,336) $ 88,898,336 $ 88,898,336
U.S. Treasury Obligations (f) — 13 .1%
U.S. Treasury Bills
5.29%, 3/5/2024 (g) 25,000,000 24,985,373
5.39%, 5/9/2024 (g) 100,000,000 98,994,229
5.30%, 6/18/2024 (g) 50,000,000 49,206,647
5.11%, 7/18/2024 (g) 50,000,000 49,008,467
5.13%, 7/25/2024 (g) 75,000,000 73,439,625
5.25%, 8/8/2024 (g) 100,000,000 97,721,556
Total U.S. Treasury Obligations
(Cost $393,429,255) 393,355,897
Total Short-Term Investments
(Cost $482,327,591) 482,254,233
Total Investments — 73.2%
(Cost $2,261,398,654) 2,192,891,641
Other assets less liabilities — 26.8% 801,784,059
Net Assets — 100.0% $ 2,994,675,700
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at February
29, 2024. The total value of securities on loan at February 29,
2024 was $11,647, collateralized in the form of cash with a
value of $12,133 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at February 29, 2024. The total value of
securities purchased was $12,133.
(d) Rate shown is the 7-day yield as of February 29, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $235,308,203.
(g) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 695 3/15/2024 U.S. Dollar $ 177,355,313 $ 15,807,317

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Swap Agreements
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
718,518,011 12/8/2025 Bank of America NA 5.93% S&P 500
®
5,040,625
1,163,442,767 12/8/2025 BNP Paribas SA 5.93% S&P 500
®
10,802,345
1,083,900,185 3/6/2025 Citibank NA 5.93% S&P 500
®
123,116,564
1,188,139,292 11/6/2025 Goldman Sachs International 5.93% S&P 500
®
49,862,848
434,390,766 4/7/2025 J.P. Morgan Securities 5.83% S&P 500
®
50,503,147
459,484,799 3/6/2025
Morgan Stanley & Co.
International plc 5.88% S&P 500
®
86,261,074
1,073,152,152 11/6/2025 Societe Generale 5.98% S&P 500
®
39,824,676
974,656,541 4/7/2025 UBS AG 5.83% S&P 500
®
11,808,586
7,095,684,513 377,219,865
Total Unrealized
Appreciation
377,219,865
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT 20+ YEAR TREASURY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
Investments
Principal
Amount Value
Short-Term Investments — 11 .4%
Repurchase Agreements (a) — 11 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $4,770,461
(Cost $4,769,758) $ 4,769,758 $ 4,769,758
Total Investments — 11.4%
(Cost $4,769,758) 4,769,758
Other assets less liabilities — 88.6% 37,153,010
Net Assets — 100.0% $ 41,922,768
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 12 6/18/2024 U.S. Dollar $ 1,431,375 $ (3,773)
Swap Agreements
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(5,205,747) 11/6/2024 Bank of America NA (5.03)%
ICE U.S. Treasury 20+ Year
Bond Index 8,230,347
(47,713,439) 12/10/2024 Barclays Capital (5.11)%
ICE U.S. Treasury 20+ Year
Bond Index 803,490
(33,052,949) 12/10/2024 Citibank NA (4.88)%
ICE U.S. Treasury 20+ Year
Bond Index 1,122,992
(384,712) 11/6/2024 Goldman Sachs International (4.91)%
ICE U.S. Treasury 20+ Year
Bond Index 8,199,534
(7,116,690) 12/10/2024
Morgan Stanley & Co.
International plc (5.16)%
ICE U.S. Treasury 20+ Year
Bond Index 10,395,424
(5,812,123) 12/10/2024 Societe Generale (5.01)%
ICE U.S. Treasury 20+ Year
Bond Index (205,243)
(25,793,509) 12/10/2024 UBS AG (4.88)%
ICE U.S. Treasury 20+ Year
Bond Index 27,615
(125,079,169) 28,574,159
Total Unrealized
Appreciation
28,779,402
Total Unrealized
Depreciation
(205,243)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Investments
Principal
Amount Value
Short-Term Investments — 125 .9%
Repurchase Agreements (a) — 22 .3%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $87,695,636
(Cost $87,682,738) $ 87,682,738 $ 87,682,738
U.S. Treasury Obligations (b) — 103 .6%
U.S. Treasury Bills
5.29%, 3/5/2024 (c) 25,000,000 24,985,374
5.32%, 3/12/2024 (c) 75,000,000 74,879,138
5.44%, 3/21/2024 (c) 50,000,000 49,853,194
5.46%, 3/28/2024 (c) 75,000,000 74,703,281
5.29%, 4/11/2024 (c) 50,000,000 49,699,618
5.39%, 5/9/2024 (c) 35,000,000 34,647,980
4.91%, 7/11/2024 (c) 100,000,000 98,114,600
Total U.S. Treasury Obligations
(Cost $407,017,501) 406,883,185
Total Short-Term Investments
(Cost $494,700,239) 494,565,923
Total Investments — 125.9%
(Cost $494,700,239) 494,565,923
Liabilities in excess of other assets — (25.9%) (101,868,138)
Net Assets — 100.0% $ 392,697,785
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $225,616,509.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 48 3/15/2024 U.S. Dollar $ 9,370,320 $ (139,804)

ULTRAPRO SHORT DOW30
~
SM
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Swap Agreements
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(94,839,221) 3/6/2025 Bank of America NA (5.78)%
Dow Jones Industrial
Average
SM
(11,254,672)
(89,028,758) 11/6/2025 Barclays Capital (5.53)%
Dow Jones Industrial
Average
SM
(17,000,750)
(175,756,730) 2/11/2025 BNP Paribas SA (5.63)%
Dow Jones Industrial
Average
SM
(14,273,180)
(190,029,408) 3/6/2025 Citibank NA (5.63)%
Dow Jones Industrial
Average
SM
(22,078,415)
(130,559,914) 11/7/2024 Goldman Sachs International (5.68)%
Dow Jones Industrial
Average
SM
(34,171,781)
(141,790,874) 3/6/2025
Morgan Stanley & Co.
International plc (5.13)%
Dow Jones Industrial
Average
SM
(15,325,922)
(215,065,091) 3/6/2025 Societe Generale (5.63)%
Dow Jones Industrial
Average
SM
(20,399,232)
(131,719,237) 11/7/2024 UBS AG (5.18)%
Dow Jones Industrial
Average
SM
(31,264,330)
(1,168,789,233) (165,768,282)
Total Unrealized
Depreciation
(165,768,282)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 77 .4%
Repurchase Agreements (a) — 77 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,389,426
(Cost $2,389,078) $ 2,389,078 $ 2,389,078
Total Investments — 77.4%
(Cost $2,389,078) 2,389,078
Other assets less liabilities — 22.6% 699,022
Net Assets — 100.0% $ 3,088,100
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 1 3/15/2024 U.S. Dollar $ 289,260 $ (24,327)
Swap Agreements
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,546,508) 3/6/2024 Bank of America NA (5.68)% S&P MidCap 400
®
(647,711)
(1,121,580) 2/11/2025 BNP Paribas SA (5.53)% S&P MidCap 400
®
(489,651)
(2,714,339) 4/8/2024 Citibank NA (5.53)% S&P MidCap 400
®
(1,375,048)
(3,069,892) 3/6/2025
Morgan Stanley & Co.
International plc (5.13)% S&P MidCap 400
®
(508,116)
(523,211) 11/14/2024 Societe Generale (5.31)% S&P MidCap 400
®
339,138
(8,975,530) (2,681,388)
Total Unrealized
Appreciation
339,138
Total Unrealized
Depreciation
(3,020,526)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT QQQ :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Investments
Principal
Amount Value
Short-Term Investments — 163 .2%
Repurchase Agreements (a) — 7 .9%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $265,071,264
(Cost $265,032,274) $ 265,032,274 $ 265,032,274
U.S. Treasury Obligations (b) — 155 .3%
U.S. Treasury Bills
5.32%, 3/5/2024 (c) 175,000,000 174,897,615
5.28%, 3/7/2024 (c) 100,000,000 99,912,354
5.30%, 3/12/2024 (c) 250,000,000 249,597,125
5.42%, 3/14/2024 (c) 250,000,000 249,524,372
5.44%, 3/21/2024 (c) 200,000,000 199,412,778
5.46%, 3/28/2024 (c) 120,000,000 119,525,250
5.38%, 4/4/2024 (c) 310,000,000 308,453,646
5.29%, 4/11/2024 (c) 400,000,000 397,596,944
5.32%, 4/25/2024 (c) 150,000,000 148,789,885
5.31%, 5/2/2024 (c) 200,000,000 198,186,328
5.28%, 5/9/2024 (c) 135,000,000 133,642,209
5.30%, 5/21/2024 (c) 500,000,000 494,121,310
5.30%, 5/23/2024 (c) 300,000,000 296,378,778
5.28%, 5/28/2024 (c) 500,000,000 493,594,945
5.29%, 6/11/2024 (c) 200,000,000 197,031,800
5.20%, 6/13/2024 (c) 200,000,000 196,986,888
5.30%, 6/18/2024 (c) 150,000,000 147,619,940
5.17%, 7/5/2024 (c) 160,000,000 157,116,000
4.91%, 7/11/2024 (c) 100,000,000 98,114,600
5.11%, 7/18/2024 (c) 100,000,000 98,016,933
5.13%, 7/25/2024 (c) 100,000,000 97,919,500
5.20%, 8/8/2024 (c) 700,000,000 684,050,892
Total U.S. Treasury Obligations
(Cost $5,241,198,761) 5,240,490,092
Total Short-Term Investments
(Cost $5,506,231,035) 5,505,522,366
Total Investments — 163.2%
(Cost $5,506,231,035) 5,505,522,366
Liabilities in excess of other assets — (63.2%) (2,131,560,176)
Net Assets — 100.0% $ 3,373,962,190
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,142,311,204.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 312 3/15/2024 U.S. Dollar $ 112,836,360 $ (2,809,194)

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Swap Agreements
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,188,115,347) 3/6/2025 Bank of America NA (5.68)% Nasdaq-100 Index
®
(136,771,131)
(739,202,403) 11/6/2025 Barclays Capital (5.53)% Nasdaq-100 Index
®
(214,351,947)
(1,075,196,934) 11/14/2024 BNP Paribas SA (5.73)% Nasdaq-100 Index
®
(675,581,275)
(1,381,888,252) 11/6/2025 Citibank NA (5.68)% Nasdaq-100 Index
®
(194,872,417)
(1,135,878,401) 3/13/2025 Goldman Sachs International (5.68)% Nasdaq-100 Index
®
(223,172,445)
(1,112,042,475) 4/7/2025 J.P. Morgan Securities (5.63)% Nasdaq-100 Index
®
(101,738,622)
(877,562,645) 4/10/2025
Morgan Stanley & Co.
International plc (5.13)% Nasdaq-100 Index
®
(147,080,402)
(1,336,742,540) 11/6/2025 Societe Generale (5.98)% Nasdaq-100 Index
®
(256,535,843)
(1,162,596,002) 11/6/2025 UBS AG (5.48)% Nasdaq-100 Index
®
(228,225,814)
(10,009,224,999) (2,178,329,896)
Total Unrealized
Depreciation
(2,178,329,896)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT RUSSELL2000 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
Investments
Principal
Amount Value
Short-Term Investments — 129 .9%
Repurchase Agreements (a) — 29 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $36,497,745
(Cost $36,492,376) $ 36,492,376 $ 36,492,376
U.S. Treasury Obligations (b) — 100 .4%
U.S. Treasury Bills
5.32%, 3/12/2024 (c) 25,000,000 24,959,712
5.31%, 4/2/2024 (c) 50,000,000 49,764,667
5.30%, 5/21/2024 (c) 50,000,000 49,412,131
Total U.S. Treasury Obligations
(Cost $124,138,422) 124,136,510
Total Short-Term Investments
(Cost $160,630,798) 160,628,886
Total Investments — 129.9%
(Cost $160,630,798) 160,628,886
Liabilities in excess of other assets — (29.9%) (36,940,486)
Net Assets — 100.0% $ 123,688,400
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $63,525,503.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 107 3/15/2024 U.S. Dollar $ 11,006,555 $ (83,082)
Swap Agreements
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(48,481,895) 11/14/2024 Bank of America NA (5.08)% Russell 2000
®
Index (8,509,132)
(40,011,845) 11/6/2025 Barclays Capital (5.43)% Russell 2000
®
Index (9,137,189)
(33,504,166) 11/14/2024 BNP Paribas SA (5.23)% Russell 2000
®
Index (12,569,160)
(47,051,726) 11/6/2025 Citibank NA (5.14)% Russell 2000
®
Index (9,929,778)
(31,034,249) 11/6/2025 Goldman Sachs International (5.33)% Russell 2000
®
Index (8,766,297)
(36,574,097) 3/6/2024
Morgan Stanley & Co.
International plc (5.03)% Russell 2000
®
Index (2,887,588)
(72,852,297) 3/6/2024 Societe Generale (5.18)% Russell 2000
®
Index (10,858,228)
(50,559,449) 11/6/2025 UBS AG (4.83)% Russell 2000
®
Index (12,749,810)
(360,069,724) (75,407,182)
Total Unrealized
Depreciation
(75,407,182)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Investments
Principal
Amount Value
Short-Term Investments — 192 .7%
Repurchase Agreements (a) — 16 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $105,097,974
(Cost $105,082,514) $ 105,082,514 $ 105,082,514
U.S. Treasury Obligations (b) — 176 .2%
U.S. Treasury Bills
5.29%, 3/5/2024 (c) 75,000,000 74,956,120
5.29%, 3/12/2024 (c) 100,000,000 99,838,850
5.42%, 3/14/2024 (c) 100,000,000 99,809,749
5.44%, 3/21/2024 (c) 75,000,000 74,779,792
5.46%, 3/28/2024 (c) 50,000,000 49,802,187
5.31%, 4/2/2024 (c) 50,000,000 49,764,667
5.29%, 4/4/2024 (c) 30,000,000 29,850,353
5.29%, 4/11/2024 (c) 50,000,000 49,699,618
5.32%, 4/25/2024 (c) 50,000,000 49,596,628
5.31%, 5/2/2024 (c) 50,000,000 49,546,582
5.32%, 5/9/2024 (c) 100,000,000 98,994,229
5.30%, 5/21/2024 (c) 50,000,000 49,412,131
5.30%, 5/23/2024 (c) 50,000,000 49,396,463
5.29%, 6/11/2024 (c) 50,000,000 49,257,950
5.30%, 6/18/2024 (c) 75,000,000 73,809,970
5.17%, 7/5/2024 (c) 30,000,000 29,459,250
5.11%, 7/18/2024 (c) 50,000,000 49,008,467
5.13%, 7/25/2024 (c) 50,000,000 48,959,750
5.25%, 8/8/2024 (c) 50,000,000 48,860,778
Total U.S. Treasury Obligations
(Cost $1,124,908,751) 1,124,803,534
Total Short-Term Investments
(Cost $1,229,991,265) 1,229,886,048
Total Investments — 192.7%
(Cost $1,229,991,265) 1,229,886,048
Liabilities in excess of other assets — (92.7%) (591,685,496)
Net Assets — 100.0% $ 638,200,552
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $700,420,866.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 256 3/15/2024 U.S. Dollar $ 65,328,000 $ (2,773,496)

ULTRAPRO SHORT S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Swap Agreements
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(242,867,843) 3/6/2025 Bank of America NA (5.63)% S&P 500
®
(56,353,212)
(260,990,179) 3/6/2024 BNP Paribas SA (5.63)% S&P 500
®
(89,950,057)
(289,009,472) 4/8/2024 Citibank NA (5.58)% S&P 500
®
(165,851,088)
(113,891,442) 11/7/2024 Goldman Sachs International (5.68)% S&P 500
®
(109,029,019)
(250,716,099) 4/7/2025 J.P. Morgan Securities (5.53)% S&P 500
®
(32,393,019)
(235,870,664) 4/10/2025
Morgan Stanley & Co.
International plc (5.13)% S&P 500
®
(18,989,490)
(217,508,804) 11/14/2024 Societe Generale (5.68)% S&P 500
®
(78,539,517)
(238,446,768) 11/7/2024 UBS AG (5.48)% S&P 500
®
(73,461,024)
(1,849,301,271) (624,566,426)
Total Unrealized
Depreciation
(624,566,426)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
Investments
Principal
Amount Value
Short-Term Investments — 79 .9%
Repurchase Agreements (a) — 79 .9%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $16,921,687
(Cost $16,919,197) $ 16,919,197 $ 16,919,197
Total Investments — 79.9%
(Cost $16,919,197) 16,919,197
Other assets less liabilities — 20.1% 4,253,872
Net Assets — 100.0% $ 21,173,069
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 5 6/18/2024 U.S. Dollar $ 552,500 $ (1,181)
Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(12,061,829) 11/6/2024 Bank of America NA (4.84)%
ICE U.S. Treasury 7-10 Year
Bond Index 149,426
(10,273,629) 11/6/2024 Citibank NA (4.86)%
ICE U.S. Treasury 7-10 Year
Bond Index (469,363)
(7,746,818) 11/6/2024 Goldman Sachs International (5.11)%
ICE U.S. Treasury 7-10 Year
Bond Index 139,663
(11,831,645) 11/6/2024 Societe Generale (5.05)%
ICE U.S. Treasury 7-10 Year
Bond Index 2,364,679
(41,913,921) 2,184,405
Total Unrealized
Appreciation
2,653,768
Total Unrealized
Depreciation
(469,363)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT 20+ YEAR TREASURY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Investments
Principal
Amount Value
Short-Term Investments — 112 .9%
Repurchase Agreements (a) — 21 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $68,056,728
(Cost $68,046,719) $ 68,046,719 $ 68,046,719
U.S. Treasury Obligations (b) — 91 .9%
U.S. Treasury Bills
5.42%, 3/14/2024 (c) 25,000,000 24,952,437
5.44%, 3/21/2024 (c) 75,000,000 74,779,792
5.46%, 3/28/2024 (c) 75,000,000 74,703,281
5.37%, 4/18/2024 (c) 25,000,000 24,824,500
5.32%, 5/9/2024 (c) 50,000,000 49,497,115
5.30%, 5/21/2024 (c) 50,000,000 49,412,131
Total U.S. Treasury Obligations
(Cost $298,172,458) 298,169,256
Total Short-Term Investments
(Cost $366,219,177) 366,215,975
Total Investments — 112.9%
(Cost $366,219,177) 366,215,975
Liabilities in excess of other assets — (12.9%) (41,980,765)
Net Assets — 100.0% $ 324,235,210
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $83,115,135.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 77 6/18/2024 U.S. Dollar $ 9,184,656 $ (24,208)

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Swap Agreements
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(108,154,704) 12/10/2024 Bank of America NA (5.03)%
ICE U.S. Treasury 20+ Year
Bond Index (26,808,447)
(130,733,842) 11/6/2024 Barclays Capital (5.11)%
ICE U.S. Treasury 20+ Year
Bond Index (1,024,995)
(91,556,239) 12/10/2024 Citibank NA (4.88)%
ICE U.S. Treasury 20+ Year
Bond Index 2,528,030
(141,832,715) 12/10/2024 Goldman Sachs International (4.91)%
ICE U.S. Treasury 20+ Year
Bond Index (24,699,114)
(128,076,619) 11/6/2024
Morgan Stanley & Co.
International plc (5.16)%
ICE U.S. Treasury 20+ Year
Bond Index 15,613,862
(44,409,149) 12/10/2024 Societe Generale (5.01)%
ICE U.S. Treasury 20+ Year
Bond Index (8,691,253)
(644,763,268) (43,081,917)
Total Unrealized
Appreciation
18,141,892
Total Unrealized
Depreciation
(61,223,809)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT CONSUMER DISCRETIONARY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SCC
::
Investments
Principal
Amount Value
Short-Term Investments — 118 .6%
Repurchase Agreements (a) — 118 .6%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,484,044
(Cost $1,483,827) $ 1,483,827 $ 1,483,827
Total Investments — 118.6%
(Cost $1,483,827) 1,483,827
Liabilities in excess of other assets — (18.6%) (233,046)
Net Assets — 100.0% $ 1,250,781
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(629,403) 3/6/2025 BNP Paribas SA (5.63)%
S&P Consumer Discretionary
Select Sector Index
c
(489,161)
(528,848) 3/6/2025 Goldman Sachs International (5.43)%
S&P Consumer Discretionary
Select Sector Index
c
(289,517)
(906,862) 3/6/2025 Societe Generale (5.43)%
S&P Consumer Discretionary
Select Sector Index
c
(386,591)
(439,465) 3/6/2025 UBS AG (5.08)%
S&P Consumer Discretionary
Select Sector Index
c
(115,977)
(2,504,578) (1,281,246)
Total Unrealized
Depreciation
(1,281,246)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SZK
::
Investments
Principal
Amount Value
Short-Term Investments — 125 .8%
Repurchase Agreements (a) — 125 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,108,730
(Cost $1,108,568) $ 1,108,568 $ 1,108,568
Total Investments — 125.8%
(Cost $1,108,568) 1,108,568
Liabilities in excess of other assets — (25.8%) (227,482)
Net Assets — 100.0% $ 881,086
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(451,313) 3/6/2025 Bank of America NA (5.18)%
S&P Consumer Staples Select
Sector Index
c
(71,801)
(305,874) 3/6/2025 Goldman Sachs International (5.43)%
S&P Consumer Staples Select
Sector Index
c
(7,168)
(569,015) 3/6/2025 Societe Generale (5.43)%
S&P Consumer Staples Select
Sector Index
c
(141,126)
(431,821) 3/6/2025 UBS AG (5.08)%
S&P Consumer Staples Select
Sector Index
c
(98,917)
(1,758,023) (319,012)
Total Unrealized
Depreciation
(319,012)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT DOW30
~
SM
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
Investments
Principal
Amount Value
Short-Term Investments — 98 .2%
Repurchase Agreements (a) — 65 .9%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $50,972,868
(Cost $50,965,372) $ 50,965,372 $ 50,965,372
U.S. Treasury Obligations (b) — 32 .3%
U.S. Treasury Bills
5.32%, 3/12/2024 (c)
(Cost $24,959,716)
25,000,000 24,959,713
Total Short-Term Investments
(Cost $75,925,088) 75,925,085
Total Investments — 98.2%
(Cost $75,925,088) 75,925,085
Other assets less liabilities — 1.8% 1,409,783
Net Assets — 100.0% $ 77,334,868
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,973,115.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 15 3/15/2024 U.S. Dollar $ 2,928,225 $ (77,171)
Swap Agreements
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(18,055,328) 3/6/2024 Bank of America NA (5.78)%
Dow Jones Industrial
Average
SM
(1,986,842)
(20,473,105) 11/6/2025 Barclays Capital (5.53)%
Dow Jones Industrial
Average
SM
(1,719,108)
(21,136,043) 2/11/2025 BNP Paribas SA (5.63)%
Dow Jones Industrial
Average
SM
(3,679,931)
(31,587,076) 3/6/2025 Citibank NA (5.63)%
Dow Jones Industrial
Average
SM
(4,651,743)
(26,414,712) 11/7/2024 Goldman Sachs International (5.68)%
Dow Jones Industrial
Average
SM
(4,195,771)
(19,030,238) 11/14/2024 Societe Generale (5.63)%
Dow Jones Industrial
Average
SM
(1,528,756)
(15,028,897) 11/7/2024 UBS AG (5.18)%
Dow Jones Industrial
Average
SM
(4,842,007)
(151,725,399) (22,604,158)
Total Unrealized
Depreciation
(22,604,158)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DUG
::
Investments
Principal
Amount Value
Short-Term Investments — 142 .5%
Repurchase Agreements (a) — 43 .6%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $6,070,198
(Cost $6,069,303) $ 6,069,303 $ 6,069,303
U.S. Treasury Obligations (b) — 98 .9%
U.S. Treasury Bills
5.30%, 5/9/2024 (c) 7,000,000 6,929,596
5.08%, 8/8/2024 (c) 7,000,000 6,840,509
Total U.S. Treasury Obligations
(Cost $13,775,858) 13,770,105
Total Short-Term Investments
(Cost $19,845,161) 19,839,408
Total Investments — 142.5%
(Cost $19,845,161) 19,839,408
Liabilities in excess of other assets — (42.5%) (5,916,031)
Net Assets — 100.0% $ 13,923,377
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,479,162.
(c) The rate shown was the current yield as of February 29, 2024.
Swap Agreements
UltraShort Energy had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(5,090,122) 3/6/2025 Bank of America NA (5.03)%
S&P Energy Select Sector
Index
c
(1,280,197)
(10,856,227) 3/6/2025 BNP Paribas SA (5.63)%
S&P Energy Select Sector
Index
c
(2,278,587)
(4,439,342) 3/6/2025 Goldman Sachs International (5.43)%
S&P Energy Select Sector
Index
c
(711,334)
(4,455,544) 3/6/2025 Societe Generale (5.43)%
S&P Energy Select Sector
Index
c
(1,114,346)
(3,008,168) 3/6/2025 UBS AG (5.13)%
S&P Energy Select Sector
Index
c
(491,896)
(27,849,403) (5,876,360)
Total Unrealized
Depreciation
(5,876,360)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FINANCIALS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKF
::
Investments
Principal
Amount Value
Short-Term Investments — 165 .2%
Repurchase Agreements (a) — 39 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $6,724,331
(Cost $6,723,343) $ 6,723,343 $ 6,723,343
U.S. Treasury Obligations (b) — 126 .0%
U.S. Treasury Bills
5.30%, 5/9/2024 (c) 10,000,000 9,899,423
5.08%, 8/8/2024 (c) 12,000,000 11,726,587
Total U.S. Treasury Obligations
(Cost $21,635,797) 21,626,010
Total Short-Term Investments
(Cost $28,359,140) 28,349,353
Total Investments — 165.2%
(Cost $28,359,140) 28,349,353
Liabilities in excess of other assets — (65.2%) (11,186,581)
Net Assets — 100.0% $ 17,162,772
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,895,125.
(c) The rate shown was the current yield as of February 29, 2024.
Swap Agreements
UltraShort Financials had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(11,747,239) 3/6/2025 Bank of America NA (5.43)%
S&P Financial Select Sector
Index
c
(2,835,189)
(8,222,868) 3/6/2025 BNP Paribas SA (5.63)%
S&P Financial Select Sector
Index
c
(2,023,087)
(837,386) 4/7/2025 Citibank NA (5.28)%
S&P Financial Select Sector
Index
c
(168,791)
(5,809,052) 3/6/2025 Goldman Sachs International (5.43)%
S&P Financial Select Sector
Index
c
(1,384,598)
(4,383,113) 3/6/2025 Societe Generale (5.63)%
S&P Financial Select Sector
Index
c
(2,618,858)
(3,327,689) 3/6/2025 UBS AG (5.43)%
S&P Financial Select Sector
Index
c
(2,119,471)
(34,327,347) (11,149,994)
Total Unrealized
Depreciation
(11,149,994)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FXP
::
Investments
Principal
Amount Value
Short-Term Investments — 47 .9%
Repurchase Agreements (a) — 47 .9%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $8,596,880
(Cost $8,595,614) $ 8,595,614 $ 8,595,614
Total Investments — 47.9%
(Cost $8,595,614) 8,595,614
Other assets less liabilities — 52.1% 9,332,115
Net Assets — 100.0% $ 17,927,729
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(10,607,715) 3/6/2025 Bank of America NA (3.83)% iShares
®
China Large-Cap ETF (120,356)
(431,752) 11/14/2024 Citibank NA (2.58)% iShares
®
China Large-Cap ETF 1,494,839
(16,033,348) 3/6/2025 Goldman Sachs International (4.83)% iShares
®
China Large-Cap ETF (1,654,707)
(1,087,552) 11/14/2024
Morgan Stanley & Co.
International plc (4.78)% iShares
®
China Large-Cap ETF 282,454
(690,593) 11/14/2024 Societe Generale (3.88)% iShares
®
China Large-Cap ETF 981,728
(6,872,715) 11/13/2025 UBS AG (3.58)% iShares
®
China Large-Cap ETF (889,169)
(35,723,675) 94,789
Total Unrealized
Appreciation
2,759,021
Total Unrealized
Depreciation
(2,664,232)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT FTSE EUROPE :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EPV
::
Investments
Principal
Amount Value
Short-Term Investments — 87 .2%
Repurchase Agreements (a) — 87 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $26,084,129
(Cost $26,080,291) $ 26,080,291 $ 26,080,291
Total Investments — 87.2%
(Cost $26,080,291) 26,080,291
Other assets less liabilities — 12.8% 3,840,899
Net Assets — 100.0% $ 29,921,190
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(8,832,201) 11/14/2024 Citibank NA (4.53)%
Vanguard
®
FTSE Europe ETF
Shares (465,176)
(22,017,181) 3/6/2025 Goldman Sachs International (1.83)%
Vanguard
®
FTSE Europe ETF
Shares (13,360,820)
(393,705) 11/14/2024
Morgan Stanley & Co.
International plc (4.78)%
Vanguard
®
FTSE Europe ETF
Shares (17,370)
(20,406,570) 11/14/2024 Societe Generale (4.58)%
Vanguard
®
FTSE Europe ETF
Shares (1,957,390)
(8,199,185) 4/10/2024 UBS AG (2.58)%
Vanguard
®
FTSE Europe ETF
Shares (1,718,797)
(59,848,842) (17,519,553)
Total Unrealized
Depreciation
(17,519,553)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXD
::
Investments
Principal
Amount Value
Short-Term Investments — 129 .3%
Repurchase Agreements (a) — 129 .3%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,395,351
(Cost $1,395,146) $ 1,395,146 $ 1,395,146
Total Investments — 129.3%
(Cost $1,395,146) 1,395,146
Liabilities in excess of other assets — (29.3%) (316,474)
Net Assets — 100.0% $ 1,078,672
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(560,046) 3/6/2025 Bank of America NA (5.38)%
S&P Health Care Select Sector
Index
c
(81,404)
(381,650) 3/6/2025 BNP Paribas SA (5.63)%
S&P Health Care Select Sector
Index
c
(154,814)
(112,594) 4/7/2025 Citibank NA (5.13)%
S&P Health Care Select Sector
Index
c
(8,661)
(232,499) 3/6/2025 Goldman Sachs International (5.43)%
S&P Health Care Select Sector
Index
c
(61,495)
(538,112) 3/6/2025 Societe Generale (5.53)%
S&P Health Care Select Sector
Index
c
(164,991)
(329,008) 3/6/2025 UBS AG (5.08)%
S&P Health Care Select Sector
Index
c
(143,261)
(2,153,909) (614,626)
Total Unrealized
Depreciation
(614,626)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT INDUSTRIALS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SIJ
::
Investments
Principal
Amount Value
Short-Term Investments — 123 .9%
Repurchase Agreements (a) — 123 .9%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,958,606
(Cost $1,958,319) $ 1,958,319 $ 1,958,319
Total Investments — 123.9%
(Cost $1,958,319) 1,958,319
Liabilities in excess of other assets — (23.9%) (378,095)
Net Assets — 100.0% $ 1,580,224
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(640,963) 3/6/2025 Bank of America NA (5.23)%
S&P Industrials Select Sector
Index
c
(231,688)
(1,376,973) 3/6/2025 BNP Paribas SA (5.63)%
S&P Industrials Select Sector
Index
c
(563,521)
(201,062) 3/6/2025 Goldman Sachs International (5.43)%
S&P Industrials Select Sector
Index
c
(77,328)
(644,618) 3/6/2025 Societe Generale (5.43)%
S&P Industrials Select Sector
Index
c
(325,032)
(293,673) 3/6/2025 UBS AG (5.08)%
S&P Industrials Select Sector
Index
c
(101,770)
(3,157,289) (1,299,339)
Total Unrealized
Depreciation
(1,299,339)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMN
::
Investments
Principal
Amount Value
Short-Term Investments — 108 .2%
Repurchase Agreements (a) — 108 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,153,334
(Cost $1,153,164) $ 1,153,164 $ 1,153,164
Total Investments — 108.2%
(Cost $1,153,164) 1,153,164
Liabilities in excess of other assets — (8.2%) (87,102)
Net Assets — 100.0% $ 1,066,062
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Materials had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(368,821) 3/6/2025 Bank of America NA (4.93)%
S&P Materials Select Sector
Index
c
(80,474)
(837,047) 3/6/2025 BNP Paribas SA (5.63)%
S&P Materials Select Sector
Index
c
(284,251)
(311,222) 3/6/2025 Goldman Sachs International (5.43)%
S&P Materials Select Sector
Index
c
(47,463)
(279,635) 3/6/2025 Societe Generale (5.43)%
S&P Materials Select Sector
Index
c
(158,130)
(335,376) 3/6/2025 UBS AG (5.08)%
S&P Materials Select Sector
Index
c
(130,893)
(2,132,101) (701,211)
Total Unrealized
Depreciation
(701,211)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MIDCAP400 :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 122 .1%
Repurchase Agreements (a) — 122 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,987,616
(Cost $1,987,322) $ 1,987,322 $ 1,987,322
Total Investments — 122.1%
(Cost $1,987,322) 1,987,322
Liabilities in excess of other assets — (22.1%) (359,120)
Net Assets — 100.0% $ 1,628,202
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort MidCap400 had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 1 3/15/2024 U.S. Dollar $ 289,260 $ (24,327)
Swap Agreements
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(326,646) 2/11/2025 Bank of America NA (5.68)% S&P MidCap 400
®
(193,249)
(659,073) 2/11/2025 BNP Paribas SA (5.53)% S&P MidCap 400
®
(154,892)
(404,694) 11/6/2025 Citibank NA (5.53)% S&P MidCap 400
®
(86,442)
(1,081,110) 3/6/2024
Morgan Stanley & Co.
International plc (5.13)% S&P MidCap 400
®
(205,565)
(494,304) 11/14/2024 Societe Generale (5.31)% S&P MidCap 400
®
(16,022)
(2,965,827) (656,170)
Total Unrealized
Depreciation
(656,170)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BZQ
::
Investments
Principal
Amount Value
Short-Term Investments — 77 .1%
Repurchase Agreements (a) — 77 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $5,242,263
(Cost $5,241,491) $ 5,241,491 $ 5,241,491
Total Investments — 77.1%
(Cost $5,241,491) 5,241,491
Other assets less liabilities — 22.9% 1,558,535
Net Assets — 100.0% $ 6,800,026
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,015,626) 4/10/2024 Bank of America NA (3.83)%
iShares
®
MSCI Brazil Capped
ETF (220,468)
(4,565,845) 11/14/2024 Citibank NA (5.13)%
iShares
®
MSCI Brazil Capped
ETF (2,044,234)
(1,529,911) 3/6/2025 Goldman Sachs International (3.33)%
iShares
®
MSCI Brazil Capped
ETF (1,414,450)
(2,000,827) 11/14/2024
Morgan Stanley & Co.
International plc (4.78)%
iShares
®
MSCI Brazil Capped
ETF (372,095)
(1,077,193) 11/14/2024 Societe Generale (4.48)%
iShares
®
MSCI Brazil Capped
ETF (621,047)
(3,409,028) 3/6/2025 UBS AG (4.58)%
iShares
®
MSCI Brazil Capped
ETF (1,204,759)
(13,598,430) (5,877,053)
Total Unrealized
Depreciation
(5,877,053)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT MSCI EAFE :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFU
::
Investments
Principal
Amount Value
Short-Term Investments — 156 .1%
Repurchase Agreements (a) — 156 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $1,105,193
(Cost $1,105,031) $ 1,105,031 $ 1,105,031
Total Investments — 156.1%
(Cost $1,105,031) 1,105,031
Liabilities in excess of other assets — (56.1%) (397,034)
Net Assets — 100.0% $ 707,997
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(119,103) 11/14/2024 Citibank NA (4.93)% iShares
®
MSCI EAFE ETF (69,035)
(152,696) 11/14/2024 Goldman Sachs International (5.38)% iShares
®
MSCI EAFE ETF 16,977
(326,770) 11/14/2024 Societe Generale (4.73)% iShares
®
MSCI EAFE ETF (213,377)
(823,031) 4/10/2024 UBS AG (4.93)% iShares
®
MSCI EAFE ETF (681,825)
(1,421,600) (947,260)
Total Unrealized
Appreciation
16,977
Total Unrealized
Depreciation
(964,237)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EEV
::
Investments
Principal
Amount Value
Short-Term Investments — 83 .3%
Repurchase Agreements (a) — 83 .3%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $5,025,724
(Cost $5,024,983) $ 5,024,983 $ 5,024,983
Total Investments — 83.3%
(Cost $5,024,983) 5,024,983
Other assets less liabilities — 16.7% 1,008,354
Net Assets — 100.0% $ 6,033,337
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,656,377) 11/14/2024 Citibank NA (4.78)%
iShares
®
MSCI Emerging
Markets ETF (33,255)
(2,079,718) 11/14/2024 Goldman Sachs International (4.83)%
iShares
®
MSCI Emerging
Markets ETF (199,869)
(2,075,555) 11/14/2024 Societe Generale (3.83)%
iShares
®
MSCI Emerging
Markets ETF (222,473)
(5,253,422) 3/6/2025 UBS AG (4.23)%
iShares
®
MSCI Emerging
Markets ETF (212,111)
(12,065,072) (667,708)
Total Unrealized
Depreciation
(667,708)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT MSCI JAPAN :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EWV
::
Investments
Principal
Amount Value
Short-Term Investments — 90 .0%
Repurchase Agreements (a) — 90 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $3,622,183
(Cost $3,621,651) $ 3,621,651 $ 3,621,651
Total Investments — 90.0%
(Cost $3,621,651) 3,621,651
Other assets less liabilities — 10.0% 401,896
Net Assets — 100.0% $ 4,023,547
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
a
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(3,906,480) 4/10/2024 Bank of America NA (4.88)% iShares
®
MSCI Japan ETF (1,268,864)
(1,302,304) 11/14/2024
Morgan Stanley & Co.
International plc (4.78)% iShares
®
MSCI Japan ETF (192,500)
(1,675,535) 11/14/2024 Societe Generale (4.38)% iShares
®
MSCI Japan ETF (471,075)
(1,190,174) 11/14/2024 UBS AG (4.68)% iShares
®
MSCI Japan ETF (360,866)
(8,074,493) (2,293,305)
Total Unrealized
Depreciation
(2,293,305)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIS
::
Investments
Principal
Amount Value
Short-Term Investments — 99 .4%
Repurchase Agreements (a) — 99 .4%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $3,878,160
(Cost $3,877,589) $ 3,877,589 $ 3,877,589
Total Investments — 99.4%
(Cost $3,877,589) 3,877,589
Other assets less liabilities — 0.6% 24,366
Net Assets — 100.0% $ 3,901,955
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(588,998) 3/6/2025 Bank of America NA (5.08)% Nasdaq Biotechnology Index
®
164,737
(1,377,282) 11/6/2025 BNP Paribas SA (5.13)% Nasdaq Biotechnology Index
®
(285,525)
(965,426) 3/6/2025 Citibank NA (4.33)% Nasdaq Biotechnology Index
®
(4,501)
(1,018,569) 3/6/2024
Morgan Stanley & Co.
International plc (4.78)% Nasdaq Biotechnology Index
®
(41,714)
(3,272,706) 11/14/2024 Societe Generale (5.38)% Nasdaq Biotechnology Index
®
(34,778)
(584,570) 11/6/2025 UBS AG (4.33)% Nasdaq Biotechnology Index
®
(148,514)
(7,807,551) (350,295)
Total Unrealized
Appreciation
164,737
Total Unrealized
Depreciation
(515,032)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT QQQ :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Investments
Principal
Amount Value
Short-Term Investments — 178 .7%
Repurchase Agreements (a) — 31 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $85,657,370
(Cost $85,644,771) $ 85,644,771 $ 85,644,771
U.S. Treasury Obligations (b) — 146 .9%
U.S. Treasury Bills
5.27%, 3/12/2024 (c) 25,000,000 24,959,713
5.42%, 3/14/2024 (c) 25,000,000 24,952,437
5.44%, 3/21/2024 (c) 75,000,000 74,779,792
5.31%, 4/2/2024 (c) 25,000,000 24,882,333
5.29%, 4/4/2024 (c) 25,000,000 24,875,294
5.29%, 4/11/2024 (c) 25,000,000 24,849,809
5.32%, 4/25/2024 (c) 25,000,000 24,798,314
5.25%, 5/9/2024 (c) 25,000,000 24,748,557
5.30%, 5/21/2024 (c) 50,000,000 49,412,131
5.17%, 7/5/2024 (c) 25,000,000 24,549,375
5.13%, 7/25/2024 (c) 25,000,000 24,479,875
5.25%, 8/8/2024 (c) 50,000,000 48,860,778
Total U.S. Treasury Obligations
(Cost $396,184,548) 396,148,408
Total Short-Term Investments
(Cost $481,829,319) 481,793,179
Total Investments — 178.7%
(Cost $481,829,319) 481,793,179
Liabilities in excess of other assets — (78.7%) (212,214,253)
Net Assets — 100.0% $ 269,578,926
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $234,799,584.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 30 3/15/2024 U.S. Dollar $ 10,849,650 $ (189,850)

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Swap Agreements
UltraShort QQQ had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(65,805,921) 11/14/2024 Bank of America NA (5.68)% Nasdaq-100 Index
®
(38,102,806)
(36,214,007) 11/6/2025 Barclays Capital (5.53)% Nasdaq-100 Index
®
(9,123,896)
(65,174,386) 11/14/2024 BNP Paribas SA (5.73)% Nasdaq-100 Index
®
(48,958,097)
(70,515,366) 3/6/2025 Citibank NA (5.68)% Nasdaq-100 Index
®
(40,639,686)
(59,147,740) 11/7/2024 Goldman Sachs International (5.68)% Nasdaq-100 Index
®
(25,978,720)
(28,924,292) 4/7/2025 J.P. Morgan Securities (5.63)% Nasdaq-100 Index
®
(5,047,582)
(43,738,292) 4/10/2025
Morgan Stanley & Co.
International plc (5.13)% Nasdaq-100 Index
®
(7,644,722)
(80,710,141) 4/8/2024 Societe Generale (5.98)% Nasdaq-100 Index
®
(57,409,143)
(78,071,030) 11/7/2024 UBS AG (5.48)% Nasdaq-100 Index
®
(30,737,423)
(528,301,175) (263,642,075)
Total Unrealized
Depreciation
(263,642,075)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT REAL ESTATE :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRS
::
Investments
Principal
Amount Value
Short-Term Investments — 123 .9%
Repurchase Agreements (a) — 55 .6%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $22,451,372
(Cost $22,448,070) $ 22,448,070 $ 22,448,070
U.S. Treasury Obligations (b) — 68 .3%
U.S. Treasury Bills
5.30%, 5/9/2024 (c) 14,000,000 13,859,192
5.08%, 8/8/2024 (c) 14,000,000 13,681,018
Total U.S. Treasury Obligations
(Cost $27,551,715) 27,540,210
Total Short-Term Investments
(Cost $49,999,785) 49,988,280
Total Investments — 123.9%
(Cost $49,999,785) 49,988,280
Liabilities in excess of other assets — (23.9%) (9,633,634)
Net Assets — 100.0% $ 40,354,646
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,797,589.
(c) The rate shown was the current yield as of February 29, 2024.
Swap Agreements
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(36,781,426) 3/6/2025 Bank of America NA (5.68)%
S&P Real Estate Select Sector
index
c
(2,432,464)
(27,293,800) 3/6/2025 BNP Paribas SA (5.63)%
S&P Real Estate Select Sector
index
c
(4,268,974)
(4,656,919) 4/7/2025 Citibank NA (5.23)%
S&P Real Estate Select Sector
index
c
(372,725)
(5,285,050) 3/6/2025 Goldman Sachs International (5.43)%
S&P Real Estate Select Sector
index
c
(1,256,553)
(3,512,229) 3/6/2025 Societe Generale (5.58)%
S&P Real Estate Select Sector
index
c
(1,022,249)
(3,029,465) 3/6/2025 UBS AG (4.98)%
S&P Real Estate Select Sector
index
c
(598,698)
(80,558,889) (9,951,663)
Total Unrealized
Depreciation
(9,951,663)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TWM
::
Investments
Principal
Amount Value
Short-Term Investments — 93 .1%
Repurchase Agreements (a) — 93 .1%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $55,756,265
(Cost $55,748,063) $ 55,748,063 $ 55,748,063
Total Investments — 93.1%
(Cost $55,748,063) 55,748,063
Other assets less liabilities — 6.9% 4,138,796
Net Assets — 100.0% $ 59,886,859
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 48 3/15/2024 U.S. Dollar $ 4,937,520 $ (70,569)
Swap Agreements
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(8,562,518) 3/6/2024 Bank of America NA (5.08)% Russell 2000
®
Index (3,792,682)
(14,905,809) 11/6/2025 Barclays Capital (5.43)% Russell 2000
®
Index (2,305,199)
(6,869,330) 2/11/2025 BNP Paribas SA (5.23)% Russell 2000
®
Index (1,140,189)
(7,876,202) 3/6/2025 Citibank NA (5.14)% Russell 2000
®
Index (2,598,439)
(1,456,882) 11/7/2024 Goldman Sachs International (5.33)% Russell 2000
®
Index 277,180
(31,525,355) 11/6/2025
Morgan Stanley & Co.
International plc (5.03)% Russell 2000
®
Index (6,604,301)
(13,468,252) 11/6/2025
Morgan Stanley & Co.
International plc (5.03)% iShares
®
Russell 2000 ETF (3,172,569)
(44,993,607) (9,776,870)
(15,627,058) 11/6/2025 Societe Generale (5.18)% Russell 2000
®
Index (4,157,776)
(14,545,914) 11/7/2024 UBS AG (4.83)% Russell 2000
®
Index (144,835)
(114,837,320) (23,638,810)
Total Unrealized
Appreciation
277,180
Total Unrealized
Depreciation
(23,915,990)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT S&P500
®
:: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Investments
Principal
Amount Value
Short-Term Investments — 149 .3%
Repurchase Agreements (a) — 16 .6%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $102,413,745
(Cost $102,398,679) $ 102,398,679 $ 102,398,679
U.S. Treasury Obligations (b) — 132 .7%
U.S. Treasury Bills
5.32%, 3/12/2024 (c) 75,000,000 74,879,138
5.42%, 3/14/2024 (c) 50,000,000 49,904,874
5.44%, 3/21/2024 (c) 100,000,000 99,706,389
5.31%, 4/2/2024 (c) 50,000,000 49,764,667
5.29%, 4/11/2024 (c) 40,000,000 39,759,694
5.32%, 4/25/2024 (c) 30,000,000 29,757,977
5.31%, 5/2/2024 (c) 50,000,000 49,546,582
5.33%, 5/9/2024 (c) 60,000,000 59,396,537
5.30%, 5/21/2024 (c) 50,000,000 49,412,131
5.30%, 6/18/2024 (c) 75,000,000 73,809,970
4.91%, 7/11/2024 (c) 100,000,000 98,114,600
5.11%, 7/18/2024 (c) 100,000,000 98,016,933
5.13%, 7/25/2024 (c) 50,000,000 48,959,750
Total U.S. Treasury Obligations
(Cost $821,267,134) 821,029,242
Total Short-Term Investments
(Cost $923,665,813) 923,427,921
Total Investments — 149.3%
(Cost $923,665,813) 923,427,921
Liabilities in excess of other assets — (49.3%) (304,719,098)
Net Assets — 100.0% $ 618,708,823
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $364,597,187.
(c) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 227 3/15/2024 U.S. Dollar $ 57,927,563 $ (3,182,585)

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Swap Agreements
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(131,198,375) 3/6/2025 Bank of America NA (5.63)% S&P 500
®
(25,451,143)
(161,011,554) 2/11/2025 BNP Paribas SA (5.63)% S&P 500
®
(37,185,057)
(145,687,071) 4/8/2024 Citibank NA (5.58)% S&P 500
®
(87,909,826)
(112,805,936) 11/7/2024 Goldman Sachs International (5.68)% S&P 500
®
(54,249,493)
(121,428,825) 4/7/2025 J.P. Morgan Securities (5.53)% S&P 500
®
(14,572,646)
(184,286,219) 4/10/2025
Morgan Stanley & Co.
International plc (5.13)% S&P 500
®
(14,288,652)
(183,266,966) 11/14/2024 Societe Generale (5.68)% S&P 500
®
(54,391,093)
(139,814,435) 11/7/2024 UBS AG (5.48)% S&P 500
®
(49,151,557)
(1,179,499,381) (337,199,467)
Total Unrealized
Depreciation
(337,199,467)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT SEMICONDUCTORS :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
Investments
Principal
Amount Value
Short-Term Investments — 111 .5%
Repurchase Agreements (a) — 111 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $6,247,499
(Cost $6,246,580) $ 6,246,580 $ 6,246,580
Total Investments — 111.5%
(Cost $6,246,580) 6,246,580
Liabilities in excess of other assets — (11.5%) (644,380)
Net Assets — 100.0% $ 5,602,200
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,317,799) 3/6/2025 Bank of America NA (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(1,934,415)
(743,445) 11/6/2025 BNP Paribas SA (5.43)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(528,530)
(1,034,992) 3/6/2024 Goldman Sachs International (5.43)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(781,473)
(932,950) 4/7/2025 J.P. Morgan Securities (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(317,052)
(626,826) 4/7/2025
Morgan Stanley & Co.
International plc (4.98)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(8,213)
(3,221,594) 11/6/2025 Societe Generale (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(47,528)
(2,332,376) 11/6/2025 UBS AG (5.43)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(44,078)
(11,209,982) (3,661,289)
Total Unrealized
Depreciation
(3,661,289)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDD
::
Investments
Principal
Amount Value
Short-Term Investments — 92 .7%
Repurchase Agreements (a) — 92 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,162,203
(Cost $2,161,885) $ 2,161,885 $ 2,161,885
Total Investments — 92.7%
(Cost $2,161,885) 2,161,885
Other assets less liabilities — 7.3% 171,370
Net Assets — 100.0% $ 2,333,255
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(747,805) 3/6/2024 Bank of America NA (5.53)% S&P SmallCap 600
®
(415,534)
(1,515,186) 3/6/2024
Morgan Stanley & Co.
International plc (4.98)% S&P SmallCap 600
®
(196,965)
(1,509,966) 3/6/2025 Societe Generale (5.18)% S&P SmallCap 600
®
(81,321)
(893,973) 11/7/2024 UBS AG (5.18)% S&P SmallCap 600
®
87,735
(4,666,930) (606,085)
Total Unrealized
Appreciation
87,735
Total Unrealized
Depreciation
(693,820)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT TECHNOLOGY :: FEBRUARY 29, 2024 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REW
::
Investments
Principal
Amount Value
Short-Term Investments — 105 .7%
Repurchase Agreements (a) — 105 .7%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $3,732,468
(Cost $3,731,919) $ 3,731,919 $ 3,731,919
Total Investments — 105.7%
(Cost $3,731,919) 3,731,919
Liabilities in excess of other assets — (5.7%) (200,874)
Net Assets — 100.0% $ 3,531,045
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Technology had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(854,567) 3/6/2025 Bank of America NA (5.53)%
S&P Technology Select Sector
Index
c
(352,837)
(1,788,338) 3/6/2025 BNP Paribas SA (5.63)%
S&P Technology Select Sector
Index
c
(882,736)
(54,192) 4/7/2025 Citibank NA (5.18)%
S&P Technology Select Sector
Index
c
(13,159)
(771,195) 3/6/2025 Goldman Sachs International (5.43)%
S&P Technology Select Sector
Index
c
(307,600)
(1,265,176) 4/7/2025 J.P. Morgan Securities (5.48)%
S&P Technology Select Sector
Index
c
(109,838)
(1,273,513) 3/6/2025 Societe Generale (5.43)%
S&P Technology Select Sector
Index
c
(844,899)
(1,054,661) 3/6/2025 UBS AG (5.18)%
S&P Technology Select Sector
Index
c
(678,852)
(7,061,642) (3,189,921)
Total Unrealized
Depreciation
(3,189,921)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

FEBRUARY 29, 2024 (UNAUDITED) :: ULTRASHORT UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDP
::
Investments
Principal
Amount Value
Short-Term Investments — 78 .5%
Repurchase Agreements (a) — 78 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $756,732
(Cost $756,620) $ 756,620 $ 756,620
Total Investments — 78.5%
(Cost $756,620) 756,620
Other assets less liabilities — 21.5% 206,997
Net Assets — 100.0% $ 963,617
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(380,917) 3/6/2025 Bank of America NA (5.13)%
S&P Utilities Select Sector
Index
c
48,956
(450,346) 4/7/2025 Goldman Sachs International (5.43)%
S&P Utilities Select Sector
Index
c
(5,663)
(959,486) 3/6/2025 Societe Generale (5.43)%
S&P Utilities Select Sector
Index
c
(164,839)
(133,227) 3/6/2025 UBS AG (5.08)%
S&P Utilities Select Sector
Index
c
83,079
(1,923,976) (38,467)
Total Unrealized
Appreciation
132,035
Total Unrealized
Depreciation
(170,502)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

184 :: FEBRUARY 29, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.
On February 29, 2024, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 29, 2024 as follows:
Fund Name
A
Bank of America
Securities,
Inc.,  5.3%,
dated
02/29/2024 due
03/01/2024
(a)
Barclays Capital,
Inc.,  5.2%,
dated
02/29/2024 due
03/01/2024
(b)
Barclays Capital,
Inc.,  5.28%,
dated
02/29/2024 due
03/01/2024
(c)
BNP Paribas
Securities Corp.,
5.3%, dated
2/29/2024 due
03/01/2024
(d)
ING Financial
Markets LLC,
5.3%, dated
02/29/2024 due
03/01/2024
(e)
Total
Short 7-10 Year Treasury
.......................
$ 2,109,044
$ 306,770 $ 1,211,504 $ 7,285,789 $ 3,029,354 $ 13,942,461
Short 20+ Year Treasury
........................
3,496,853
508,633 2,008,707 12,080,038 5,022,753 23,116,984
Short Dow30
SM
.............................
14,085,218
2,048,759 8,091,010 48,658,028 20,231,495 93,114,510
Short Financials
.............................
1,297,097
188,668 745,094 4,480,876 1,863,101 8,574,836
Short FTSE China 50
..........................
675,119
98,199 387,810 2,332,228 969,716 4,463,072
Short High Yield
.............................
2,732,894
397,511 1,569,864 9,440,907 3,925,430 18,066,606
Short MidCap400
............................
857,794
124,770 492,745 2,963,289 1,232,104 5,670,702
Short MSCI EAFE
............................
3,621,565
526,772 2,080,345 12,510,857 5,201,884 23,941,423
Short MSCI Emerging Markets
...................
2,699,318
392,628 1,550,577 9,324,917 3,877,202 17,844,642
Short QQQ
................................
24,683,055
3,590,263 14,178,755 85,268,736 35,453,844 163,174,653
Short Real Estate
............................
2,554,343
371,541 1,467,298 8,824,090 3,668,964 16,886,236
Short Russell2000
...........................
6,916,279
1,006,004 3,972,937 23,892,600 9,934,292 45,722,112
Short S&P500
®
.............................
22,902,049
3,331,207 13,155,686 79,116,169 32,895,670 151,400,781
Short SmallCap600
...........................
1,099,774
159,967 631,746 3,799,221 1,579,677 7,270,385
Ultra 7-10 Year Treasury
........................
2,893,398
420,858 1,662,061 9,995,374 4,155,972 19,127,663
Ultra 20+ Year Treasury
........................
11,399,196
1,658,065 6,548,072 39,379,042 16,373,391 75,357,766
Ultra Communication Services
...................
60,138
8,747 34,545 207,748 86,379 397,557
Ultra Consumer Discretionary
....................
208,177
30,280 119,583 719,155 299,017 1,376,212
Ultra Consumer Staples
........................
98,430
14,317 56,542 340,031 141,380 650,700
Ultra Dow30
SM
..............................
4,268,887
620,929 2,452,189 14,747,067 6,131,674 28,220,746
Ultra Energy
...............................
1,469,487
213,743 844,121 5,076,409 2,110,716 9,714,476
Ultra Financials
.............................
1,426,896
207,548 819,655 4,929,277 2,049,541 9,432,917
Ultra FTSE China 50
..........................
793,003
115,346 455,527 2,739,466 1,139,042 5,242,384
Ultra FTSE Europe
...........................
356,899
51,913 205,014 1,232,924 512,637 2,359,387
Ultra Health Care
............................
1,498,161
217,914 860,592 5,175,465 2,151,904 9,904,036
Ultra High Yield
.............................
1,212,203
176,320 696,329 4,187,609 1,741,163 8,013,624
Ultra Industrials
.............................
76,935
11,191 44,194 265,778 110,507 508,605

NOTES TO FINANCIAL STATEMENTS :: FEBRUARY 29, 2024 (UNAUDITED) :: 185
PROSHARES TRUST
Fund Name
A
Bank of America
Securities,
Inc.,  5.3%,
dated
02/29/2024 due
03/01/2024
(a)
Barclays Capital,
Inc.,  5.2%,
dated
02/29/2024 due
03/01/2024
(b)
Barclays Capital,
Inc.,  5.28%,
dated
02/29/2024 due
03/01/2024
(c)
BNP Paribas
Securities Corp.,
5.3%, dated
2/29/2024 due
03/01/2024
(d)
ING Financial
Markets LLC,
5.3%, dated
02/29/2024 due
03/01/2024
(e)
Total
Ultra Materials
..............................
$ 409,655
$ 59,586 $ 235,319 $ 1,415,172 $ 588,414 $ 2,708,146
Ultra MidCap400
............................
1,146,777
166,804 658,746 3,961,594 1,647,188 7,581,109
Ultra MSCI Brazil Capped
......................
518,386
75,402 297,778 1,790,791 744,591 3,426,948
Ultra MSCI EAFE
............................
736,115
107,071 422,849 2,542,942 1,057,329 4,866,306
Ultra MSCI Emerging Markets
....................
1,744,543
253,752 1,002,123 6,026,603 2,505,799 11,532,820
Ultra MSCI Japan
............................
305,977
44,506 175,764 1,057,008 439,493 2,022,748
Ultra Nasdaq Biotechnology
.....................
1,280,746
186,290 735,702 4,424,393 1,839,617 8,466,748
Ultra Nasdaq Cloud Computing
...................
69,167
10,061 39,732 238,943 99,350 457,253
Ultra Nasdaq Cybersecurity
.....................
483,192
70,282 277,561 1,669,207 694,038 3,194,280
Ultra QQQ
.................................
13,585,607
1,976,088 7,804,017 46,932,093 19,513,872 89,811,677
Ultra Real Estate
............................
1,019,913
148,351 585,871 3,523,336 1,464,966 6,742,437
Ultra Russell2000
............................
3,703,249
538,655 2,127,268 12,793,045 5,319,213 24,481,430
Ultra S&P500
®
..............................
15,884,992
2,310,544 9,124,860 54,875,428 22,816,626 105,012,450
Ultra Semiconductors
.........................
1,830,071
266,192 1,051,253 6,322,060 2,628,646 12,098,222
Ultra SmallCap600
...........................
911,278
132,550 523,468 3,148,054 1,308,928 6,024,278
Ultra Technology
............................
2,509,117
364,962 1,441,320 8,667,858 3,604,004 16,587,261
Ultra Utilities
...............................
66,767
9,712 38,353 230,651 95,903 441,386
UltraPro Dow30
SM
............................
4,554,942
662,537 2,616,508 15,735,258 6,542,553 30,111,798
UltraPro MidCap400
..........................
311,947
45,374 179,192 1,077,634 448,069 2,062,216
UltraPro QQQ
..............................
50,268,513
7,311,784 28,875,878 173,654,862 72,203,864 332,314,901
UltraPro Russell2000
..........................
1,483,502
215,782 852,173 5,124,826 2,130,849 9,807,132
UltraPro S&P500
®
............................
13,447,447
1,955,992 7,724,654 46,454,819 19,315,424 88,898,336
UltraPro Short 20+ Year Treasury
..................
721,510
104,947 414,460 2,492,490 1,036,351 4,769,758
UltraPro Short Dow30
SM
........................
13,263,567
1,929,246 7,619,026 45,819,594 19,051,305 87,682,738
UltraPro Short MidCap400
......................
361,390
52,566 207,594 1,248,440 519,088 2,389,078
UltraPro Short QQQ
..........................
40,090,824
5,831,393 23,029,481 138,495,574 57,585,002 265,032,274
UltraPro Short Russell2000
......................
5,520,118
802,926 3,170,936 19,069,499 7,928,897 36,492,376
UltraPro Short S&P500
®
........................
15,895,591
2,312,086 9,130,947 54,912,041 22,831,849 105,082,514
UltraShort 7-10 Year Treasury
....................
2,559,328
372,266 1,470,162 8,841,316 3,676,125 16,919,197
UltraShort 20+ Year Treasury
....................
10,293,271
1,497,203 5,912,792 35,558,573 14,784,880 68,046,719
UltraShort Consumer Discretionary
................
224,455
32,648 128,934 775,391 322,399 1,483,827
UltraShort Consumer Staples
....................
167,691
24,391 96,327 579,295 240,864 1,108,568
UltraShort Dow30
SM
..........................
7,709,414
1,121,369 4,428,541 26,632,525 11,073,523 50,965,372
UltraShort Energy
............................
918,090
133,540 527,381 3,171,582 1,318,710 6,069,303
UltraShort Financials
..........................
1,017,025
147,930 584,212 3,513,358 1,460,818 6,723,343
UltraShort FTSE China 50
......................
1,300,239
189,126 746,900 4,491,733 1,867,616 8,595,614
UltraShort FTSE Europe
........................
3,945,105
573,834 2,266,197 13,628,548 5,666,607 26,080,291
UltraShort Health Care
........................
211,041
30,697 121,229 729,049 303,130 1,395,146
UltraShort Industrials
.........................
296,230
43,088 170,165 1,023,341 425,495 1,958,319
UltraShort Materials
..........................
174,436
25,373 100,202 602,599 250,554 1,153,164
UltraShort MidCap400
.........................
300,617
43,726 172,685 1,038,498 431,796 1,987,322
UltraShort MSCI Brazil Capped
...................
792,869
115,326 455,450 2,738,998 1,138,848 5,241,491
UltraShort MSCI EAFE
.........................
167,155
24,314 96,019 577,446 240,097 1,105,031
UltraShort MSCI Emerging Markets
................
760,118
110,563 436,636 2,625,861 1,091,805 5,024,983
UltraShort MSCI Japan
........................
547,839
79,686 314,697 1,892,533 786,896 3,621,651
UltraShort Nasdaq Biotechnology
.................
586,554
85,317 336,936 2,026,277 842,505 3,877,589
UltraShort QQQ
.............................
12,955,288
1,884,406 7,441,941 44,754,632 18,608,504 85,644,771
UltraShort Real Estate
.........................
3,395,669
493,915 1,950,583 11,730,489 4,877,414 22,448,070
UltraShort Russell2000
........................
8,432,882
1,226,601 4,844,123 29,131,773 12,112,684 55,748,063
UltraShort S&P500
®
..........................
15,489,613
2,253,035 8,897,740 53,509,574 22,248,717 102,398,679

186 :: FEBRUARY 29, 2024 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund Name
A
Bank of America
Securities,
Inc.,  5.3%,
dated
02/29/2024 due
03/01/2024
(a)
Barclays Capital,
Inc.,  5.2%,
dated
02/29/2024 due
03/01/2024
(b)
Barclays Capital,
Inc.,  5.28%,
dated
02/29/2024 due
03/01/2024
(c)
BNP Paribas
Securities Corp.,
5.3%, dated
2/29/2024 due
03/01/2024
(d)
ING Financial
Markets LLC,
5.3%, dated
02/29/2024 due
03/01/2024
(e)
Total
UltraShort Semiconductors
.....................
$ 944,906
$ 137,440 $ 542,785 $ 3,264,220 $ 1,357,229 $ 6,246,580
UltraShort SmallCap600
.......................
327,023
47,567 187,853 1,129,717 469,725 2,161,885
UltraShort Technology
.........................
564,518
82,112 324,278 1,950,158 810,853 3,731,919
UltraShort Utilities
...........................
114,452
16,648 65,745 395,380 164,395 756,620
$ 381,812,943 $ 55,536,425 $ 219,325,848 $ 1,318,990,171 $ 548,422,226 $ 2,524,087,613
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 29, 2024 as follows:
(a) U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2033 to 8/15/2048; U.S. Treasury Notes, 0.13% to 4.88%, due 8/31/2024 to 1/15/2030, which had an aggregate value at the Trust level of $561,000,000.
(b) U.S. Treasury Notes, 4.88%, due 10/31/2030, which had an aggregate value at the Trust level of $81,600,038.
(c) U.S. Treasury Notes, 3.63% to 4.88%, due 5/31/2028 to 10/31/2030 , which had an aggregate value at the Trust level of $322,256,847.
(d) U.S. Treasury Bills, 0%, due 5/14/2024 to 8/8/2024; U.S. Treasury Bonds, 0% to 6.75%, due 1/15/2025 to 8/15/2052; U.S. Treasury Notes,
0.13% to 5.25%, due 4/30/2024 to 7/15/2031, which had an aggregate value at the Trust level of $1,938,000,138.
(e) Federal Home Loan Banks, 0%, due 3/28/2024 to 11/1/2024; U.S. Treasury Bills, 0%, due 4/2/2024 to 10/31/2024; U.S. Treasury Bonds,
1.88% to 4.38%, due 2/15/2041 to 5/15/2049; U.S. Treasury Notes, 0.25% to 4.63%, due 1/31/2025 to 2/15/2034, which had an aggregate value at the Trust level of $805,801,009.